            AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                               MARCH 27, 1997

                       1933 ACT REGISTRATION NO. 2-80543
                       1940 ACT REGISTRATION NO. 811-3605
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                              ____________________

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                   UNDER THE
                      SECURITIES ACT OF 1933         (   )

                  POST-EFFECTIVE AMENDMENT NO. 33     ( X )

                                     AND/OR

                             REGISTRATION STATEMENT
                                   UNDER THE
                    INVESTMENT COMPANY ACT OF 1940     (   )

                             AMENDMENT NO. 34           ( X )
                       (Check appropriate box or boxes)
                             ____________________

                              THE BENCHMARK FUNDS
               (Exact name of registrant as specified in charter)

                                4900 SEARS TOWER
                            CHICAGO, ILLINOIS 60606
                    (Address of principal executive offices)
              (Registrant's Telephone Number, including Area Code)
                                  800-621-2550
                      -----------------------------------

Michael J. Richman, Secretary                   with a copy to:
Goldman Sachs Asset Management                  W. Bruce McConnel, III
85 Broad Street                                 Drinker Biddle & Reath
New York, NY  10004                             Suite 1100
                                                1345 Chestnut Street
                                                Philadelphia, PA
                                                19107-3496

(name and address of agent for service)
                 The Index to Exhibits is located on page ____.

                           Page 1 of ___ total pages.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
(CHECK APPROPRIATE BOX)

( )    immediately upon filing pursuant to paragraph (b)

[(x)]  on [April 1, 1997] pursuant to paragraph (b)

( )    60 days after filing pursuant to paragraph (a)(1)

( )    On (date)pursuant to paragraph (a)(1)

[( )]  75 days after filing pursuant to paragraph(a)(2) of Rule 485

( )    On (date) pursuant to paragraph (a)(2) of Rule 485


=================================================================

Pursuant to Rule 24f-2 under the Investment Company Act of 1940,

Registrant has registered an indefinite number of its units of beneficial interest under the Securities Act of 1933. On January 28, 1997, Registrant filed a Rule 24f-2 Notice for its fiscal year ended November 30, 1996. Registrant continues its election to register an indefinite number of units of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

[DIVERSIFIED ASSETS PORTFOLIO
CROSS REFERENCE SHEET
---------------------
(as required by Rule 495)]


Form N-1A
Part A
Item                                     Prospectus Caption
--------------------------------------  --------------------

Cover Page                              Cover Page
Synopsis                                Summary of Expenses
Condensed Financial Information         Financial Highlights
General Description of Registration     Summary of Expenses;
Investment
                                        Information;
                                        Organization
Management of the Fund                  Trust Information
Capital Stock and Other Securities      Trust Information;
Investing; Net Asset                    Value; Organization
Purchase of Securities Being Offered    Trust Information;
Investing; Net Asset                    Value
Redemption Repurchase                   Investing
Pending Legal Proceedings               Not Applicable



GOVERNMENT PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
Part A
Item                                     Prospectus Caption
--------------------------------------  --------------------

Cover Page                              Cover Page
Synopsis                                Summary of Expenses
Condensed Financial Information         Financial Highlights
General Description of Registration     Summary of Expenses;
Investment
                                        Information;
                                        Organization
Management of the Fund                  Trust Information
Capital Stock and Other Securities      Trust Information;
Investing; Net Asset                    Value; Organization
Purchase of Securities Being Offered    Trust Information;
Investing; Net Asset                    Value
Redemption Repurchase                   Investing
Pending Legal Proceedings               Not Applicable

GOVERNMENT SELECT PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
Part A
Item                                     Prospectus Caption
--------------------------------------  --------------------

Cover Page                              Cover Page
Synopsis                                Summary of Expenses
Condensed Financial Information         Financial Highlights
General Description of Registration     Summary of Expenses;
Investment
                                        Information;
                                        Organization
Management of the Fund                  Trust Information
Capital Stock and Other Securities      Trust Information;
Investing; Net Asset                    Value; Organization
Purchase of Securities Being Offered    Trust Information;
Investing; Net Asset                    Value
Redemption Repurchase                   Investing
Pending Legal Proceedings               Not Applicable




TAX-EXEMPT PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
Part A
Item                                     Prospectus Caption
--------------------------------------  --------------------

Cover Page                              Cover Page
Synopsis                                Summary of Expenses
Condensed Financial Information         Financial Highlights
General Description of Registration     Summary of Expenses;
Investment                              Information;
[Organization]
Management of the Fund                  Trust Information
Capital Stock and Other Securities      Trust Information;
Investing; Net Asset                    Value; Organization
Purchase of Securities Being Offered    Trust Information;
Investing; Net Asset                    Value
Redemption Repurchase                   Investing
Pending Legal Proceedings               Not Applicable

U.S. TREASURY INDEX PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
Part A
Item                                     Prospectus Caption
--------------------------------------  --------------------

Cover Page                              Cover Page
Synopsis                                Summary of Expenses
Condensed Financial Information         Financial Highlights
General Description of Registration     Summary of Expenses;
                                        Investment Information;
                                        Organization
Management of the Fund                  Trust Information
Capital Stock and Other Securities      Trust Information;
                                        Investing; Net Asset
                                        Value; Organization
Purchase of Securities Being Offered    Trust Information;
                                        Investing; Net Asset
                                        Value
Redemption Repurchase                   Investing
Pending Legal Proceedings               Not Applicable



U.S. GOVERNMENT SECURITIES PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
Part A
  Item                                  Prospectus Caption
---------                               ------------------

Cover Page                              Cover Page
Synopsis                                Summary of Expenses
Condensed Financial Information         Financial Highlights
General Description of Registration     Summary of Expenses;
                                        Investment Information;
                                        Organization
Management of the Fund                  Trust Information
Capital Stock and Other Securities      Trust Information;
                                        Investing; Net Asset
                                        Value; Organization
Purchase of Securities Being Offered    Trust Information;
                                        Investing; Net Asset
                                        Value
Redemption Repurchase                   Investing
Pending Legal Proceedings               Not Applicable

SHORT-INTERMEDIATE BOND PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
Part A
  Item                                       Prospectus Caption
---------                                    ------------------

Cover Page                                   Cover Page
Synopsis                                     Summary of Expenses
Condensed Financial Information              Financial Highlights
General Description of Registration          Summary of Expenses;
                                             Investment Information;
                                             Organization
Management of the Fund                       Trust Information
Capital Stock and Other Securities           Trust Information;
                                             Investing; Net Asset
                                             Value; Organization
Purchase of Securities Being Offered         Trust Information;
                                             Investing; Net Asset
                                             Value
Redemption Repurchase                        Investing
Pending Legal Proceedings                    Not Applicable


BOND PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
Part A
  Item                                       Prospectus Caption
---------                                    ------------------

Cover Page                                   Cover Page
Synopsis                                     Summary of Expenses
Condensed Financial Information              Financial Highlights
General Description of Registration          Summary of Expenses;
                                             Investment Information;
                                             Organization
Management of the Fund                       Trust Information
Capital Stock and Other Securities           Trust Information;
                                             Investing; Net Asset
                                             Value; Organization
Purchase of Securities Being Offered         Trust Information;
                                             Investing; Net Asset
                                             Value
Redemption Repurchase                        Investing
Pending Legal Proceedings                    Not Applicable

SHORT DURATION PORTFOLIO
CROSS REFERENCE SHEET
---------------------
Form N-1A
 Part A
  Item                                       Prospectus Caption
---------                                    ------------------

Cover Page                                   Cover Page
Synopsis                                     Summary of Expenses
Condensed Financial Information              Financial Highlights
General Description of Registration          Summary of Expenses;
                                             Investment Information;
                                             Organization
Management of the Fund                       Trust Information
Capital Stock and Other Securities           Trust Information;
                                             Investing; Net Asset
                                             Value; Organization
Purchase of Securities Being Offered         Trust Information;
                                             Investing; Net Asset
                                             Value
Redemption Repurchase                        Investing
Pending Legal Proceedings                    Not Applicable


INTERNATIONAL BOND PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
 Part A
  Item                                       Prospectus Caption
---------                                    ------------------

Cover Page                                   Cover Page
Synopsis                                     Summary of Expenses
Condensed Financial Information              Financial Highlights
General Description of Registration          Summary of Expenses;
                                             Investment Information;
                                             Organization
Management of the Fund                       Trust Information
Capital Stock and Other Securities           Trust Information;
                                             Investing; Net Asset
                                             Value; Organization
Purchase of Securities Being Offered         Trust Information;
                                             Investing; Net Asset
                                             Value
Redemption Repurchase                        Investing
Pending Legal Proceedings                    Not Applicable

BALANCED PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
 Part A
  Item                                       Prospectus Caption
---------                                    ------------------

Cover Page                                   Cover Page
Synopsis                                     Summary of Expenses
Condensed Financial Information              Financial Highlights
General Description of Registration          Summary of Expenses;
                                             Investment Information;
                                             Organization
Management of the Fund                       Trust Information
Capital Stock and Other Securities           Trust Information;
                                             Investing; Net Asset
                                             Value; Organization
Purchase of Securities Being Offered         Trust Information;
                                             Investing; Net Asset
                                             Value
Redemption Repurchase                        Investing
Pending Legal Proceedings                    Not Applicable



EQUITY INDEX PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
 Part A
  Item                                       Prospectus Caption
---------                                    ------------------

Cover Page                                   Cover Page
Synopsis                                     Summary of Expenses
Condensed Financial Information              Financial Highlights
General Description of Registration          Summary of Expenses;
                                             Investment Information;
                                             Organization
Management of the Fund                       Trust Information
Capital Stock and Other Securities           Trust Information;
                                             Investing; Net Asset
                                             Value; Organization
Purchase of Securities Being Offered         Trust Information;
                                             Investing; Net Asset
                                             Value
Redemption Repurchase                        Investing
Pending Legal Proceedings                    Not Applicable

DIVERSIFIED GROWTH PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
 Part A
  Item                                       Prospectus Caption
---------                                    ------------------

Cover Page                                   Cover Page
Synopsis                                     Summary of Expenses
Condensed Financial Information              Financial Highlights
General Description of Registration          Summary of Expenses;
                                             Investment Information;
                                             Organization
Management of the Fund                       Trust Information
Capital Stock and Other Securities           Trust Information;
                                             Investing; Net Asset
                                             Value; Organization
Purchase of Securities Being Offered         Trust Information;
                                             Investing; Net Asset
                                             Value
Redemption Repurchase                        Investing
Pending Legal Proceedings                    Not Applicable



FOCUSED GROWTH PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
 Part A
  Item                                       Prospectus Caption
---------                                    ------------------

Cover Page                                   Cover Page
Synopsis                                     Summary of Expenses
Condensed Financial Information              Financial Highlights
General Description of Registration          Summary of Expenses;
                                             Investment Information;
                                             Organization
Management of the Fund                       Trust Information
Capital Stock and Other Securities           Trust Information;
                                             Investing; Net Asset
                                             Value; Organization
Purchase of Securities Being Offered         Trust Information;
                                             Investing; Net Asset
                                             Value
Redemption Repurchase                        Investing
Pending Legal Proceedings                    Not Applicable

SMALL COMPANY INDEX PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
 Part A
  Item                                       Prospectus Caption
---------                                    ------------------

Cover Page                                   Cover Page
Synopsis                                     Summary of Expenses
Condensed Financial Information              Financial Highlights
General Description of Registration          Summary of Expenses;
                                             Investment Information;
                                             Organization
Management of the Fund                       Trust Information
Capital Stock and Other Securities           Trust Information;
                                             Investing; Net Asset
                                             Value; Organization
Purchase of Securities Being Offered         Trust Information;
                                             Investing; Net Asset
                                             Value
Redemption Repurchase                        Investing
Pending Legal Proceedings                    Not Applicable


INTERNATIONAL GROWTH PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
 Part A
  Item                                       Prospectus Caption
---------                                    ------------------

Cover Page                                   Cover Page
Synopsis                                     Summary of Expenses
Condensed Financial Information              Financial Highlights
General Description of Registration          Summary of Expenses;
                                             Investment Information;
                                             Organization
Management of the Fund                       Trust Information
Capital Stock and Other Securities           Trust Information;
                                             Investing; Net Asset
                                             Value; Organization
Purchase of Securities Being Offered         Trust Information;
                                             Investing; Net Asset
                                             Value
Redemption Repurchase                        Investing
Pending Legal Proceedings                    Not Applicable

INTERNATIONAL EQUITY INDEX PORTFOLIO
CROSS REFERENCE SHEET
---------------------

Form N-1A
 Part A
  Item                                       Prospectus Caption
---------                                    ------------------

Cover Page                                   Cover Page
Synopsis                                     Summary of Expenses
Condensed Financial Information              Financial Highlights
General Description of Registration          Summary of Expenses;
                                             Investment Information;
                                             Organization
Management of the Fund                       Trust Information
Capital Stock and Other Securities           Trust Information;
                                             Investing; Net Asset
                                             Value; Organization
Purchase of Securities Being Offered         Trust Information;
                                             Investing; Net Asset
                                             Value
Redemption Repurchase                        Investing
Pending Legal Proceedings                    Not Applicable

                                                        THE
                                                        BENCHMARK
                                                        FUNDS


                                                        Fixed
The Benchmark Funds                                     Income and
                                                        Equity
                                                        Portfolios


Investment Adviser, Transfer Agent and Custodian:
The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor:
Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606




                                                        PROSPECTUS
                                                        APRIL 1, 1997

                              THE BENCHMARK FUNDS
                    (Advised by The Northern Trust Company)

This Prospectus describes five fixed income, one balanced and six equity portfolios (the "Portfolios") offered by The Benchmark Funds (the "Trust") to institutional investors.

 The U.S. GOVERNMENT SECURITIES PORTFOLIO seeks to maximize total return with reasonable risk by investing in a broad range of U.S. Government securities and maintaining a dollar-weighted average maturity of between 1 and 5 years. The SHORT-INTERMEDIATE BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing in a broad range of bonds and other fixed income securities and maintaining a dollar-weighted average maturity of between 2 and 5 years.
 The U.S. TREASURY INDEX PORTFOLIO seeks to provide investment results approximating the performance of the Lehman Brothers Treasury Bond Index (the "Lehman Index") by investing primarily in securities represented in the Lehman Index.
 The BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing in a broad range of bonds and other fixed income securities and maintaining a dollar-weighted average maturity of between 5 and 15 years. The INTERNATIONAL BOND PORTFOLIO seeks to maximize total return consistent with reasonable risk by investing primarily in a broad range of bonds and other fixed income securities of foreign issuers while maintaining a dollar-weighted average maturity of between 3 and 11 years.
 The BALANCED PORTFOLIO seeks to provide long-term capital appreciation and current income by investing in stocks, bonds and cash equivalents.
 The EQUITY INDEX PORTFOLIO seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index") by investing substantially all of its assets in securities comprising the S&P Index.
 The DIVERSIFIED GROWTH PORTFOLIO seeks to provide long-term capital appreciation with income a secondary consideration by investing principally in common and preferred stocks and securities convertible into common stock of growth companies.
 The FOCUSED GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in common stocks of growth companies. Any income received is incidental to the objective of capital appreciation.

 The SMALL COMPANY INDEX PORTFOLIO seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000 Small Stock Index (the "Russell Index") by investing substantially all of its assets in securities represented in the Russell Index.
 The INTERNATIONAL EQUITY INDEX PORTFOLIO seeks to provide investment results approximating the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East Index (the "EAFE Index").

 The INTERNATIONAL GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing principally in common and preferred stocks and securities convertible into common stock of foreign issuers. Any income received is incidental to the objective of capital appreciation.

 This Prospectus provides information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, a Statement of Additional Information (the "Additional Statement") dated April 1, 1997 is available upon request without charge by writing to the Trust's distributor, Goldman, Sachs & Co. ("Goldman Sachs"), 4900 Sears Tower, Chicago, Illinois 60606 or by calling 1-800-621-2550.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is April 1, 1997.

THE NORTHERN TRUST COMPANY             INVESTMENT ADVISER, TRANSFER AGENT AND
50 S. LaSalle Street                   CUSTODIAN
Chicago, Illinois 60675
312-630-6000

Each Portfolio is advised by The Northern Trust Company ("Northern"). Units of all Portfolios other than the Small Company Index and International Equity Index Portfolios are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments. The Small Company Index and International Equity Index Portfolios require the payment of an additional transaction fee with respect to purchase transactions equal to 0.75% and 1.00%, respectively, of the amount invested.


                                     INDEX

                                    PAGE
                                    ----
SUMMARY OF EXPENSES                   3
-------------------
FINANCIAL HIGHLIGHTS                  9
--------------------
INVESTMENT INFORMATION               20
----------------------
 Introduction                        20
 U.S. Government Securities Portfo-
  lio                                20
 Short-Intermediate Bond Portfolio   20
 U.S. Treasury Index Portfolio       21
 Bond Portfolio                      21
 International Bond Portfolio        21
 Balanced Portfolio                  22
 Equity Index Portfolio              23
 Diversified Growth Portfolio        24
 Focused Growth Portfolio            24
 Small Company Index Portfolio       25
 International Equity Index Portfo-
  lio                                26
 International Growth Portfolio      27
 Special Risks and Other Considera-
  tions                              28
 Description of Securities and
  Common Investment Techniques       30
 Investment Restrictions             42

                                    PAGE
                                    ----
TRUST INFORMATION                    42
-----------------
 Board of Trustees                   42
 Investment Adviser, Transfer Agent
  and Custodian                      42
 Portfolio Managers                  44
 Administrator and Distributor       44
 Unitholder Servicing Plan           45
 Service Information                 45
INVESTING                            46
---------
 Purchase of Units                   46
 Redemption of Units                 49
 Distributions                       51
 Taxes                               52
NET ASSET VALUE                      54
---------------
PERFORMANCE INFORMATION              54
-----------------------
ORGANIZATION                         55
------------
MISCELLANEOUS                        56
-------------

                              SUMMARY OF EXPENSES

The following table sets forth certain information regarding the unitholder transaction expenses imposed by the Trust and the annualized operating expenses the Portfolios (except the International Equity Index Portfolio) incurred during the Trust's last fiscal year, and the estimated annualized operating expenses the International Equity Index Portfolio expects to incur during the current fiscal year. Hypothetical examples based on the table are also shown. Investors should note that units of each Portfolio have been classified into four separate classes, Class A, B, C and D units. Each class is distinguished by the level of administrative support and transfer agency services provided. Class A, B, C and D units represent pro rata interests in a Portfolio except that different unitholder servicing fees and transfer agency fees are payable by Class A, B, C and D units in a Portfolio. See "Trust Information--Unitholder Servicing Plan."

                           U.S. Government Securities        Short-Intermediate Bond
                         ------------------------------- --------------------------------
                         Class A Class B Class C Class D Class A Class B Class  C Class D
                          Units   Units   Units   Units   Units   Units   Units    Units
                         ------- ------- ------- ------- ------- ------- -------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..  None    None    None    None    None    None     None    None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...  None    None    None    None    None    None     None    None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........  None    None    None    None    None    None     None    None
 Deferred Sales Charge
  Imposed on
  Redemptions...........  None    None    None    None    None    None     None    None
 Redemption Fees........  None    None    None    None    None    None     None    None
 Exchange Fees..........  None    None    None    None    None    None     None    None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....  .25%    .25%    .25%    .25%    .25%    .25%     .25%    .25%
 12b-1 Fees.............  None    None    None    None    None    None     None    None
 Servicing Fees(4)......  None    .10%    .15%    .25%    None    .10%     .15%    .25%
 Transfer Agency
  Fees(4)...............  .01%    .05%    .10%    .15%    .01%    .05%     .10%    .15%
 Other Expenses After
  Expense
  Reimbursements and
  Fee Reductions(2,3)...  .10%    .10%    .10%    .10%    .10%    .10%     .10%    .10%
                          ----    ----    ----    ----    ----    ----     ----    ----
   Total Operating
    Expenses(1,2,3,4)...  .36%    .50%    .60%    .75%    .36%    .50%     .60%    .75%
                          ====    ====    ====    ====    ====    ====     ====    ====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............    $4      $5      $6      $8      $4      $5       $6      $8
 Three Years............   $12     $16     $19     $24     $12     $16      $19     $24
 Five Years.............   $20     $28     $33     $42     $20     $28      $33     $42
 Ten Years..............   $46     $63     $75     $93     $46     $63      $75     $93

                               U.S. Treasury Index                    Bond
                         ------------------------------- -------------------------------
                         Class A Class B Class C Class D Class A Class B Class C Class D
                          Units   Units   Units   Units   Units   Units   Units   Units
                         ------- ------- ------- ------- ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..  None    None    None    None    None    None    None    None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...  None    None    None    None    None    None    None    None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........  None    None    None    None    None    None    None    None
 Deferred Sales Charge
  Imposed on
  Redemptions...........  None    None    None    None    None    None    None    None
 Redemption Fees........  None    None    None    None    None    None    None    None
 Exchange Fees..........  None    None    None    None    None    None    None    None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....  .15%    .15%    .15%    .15%    .25%    .25%    .25%    .25%
 12b-1 Fees.............  None    None    None    None    None    None    None    None
 Servicing Fees(4)......  None    .10%    .15%    .25%    None    .10%    .15%    .25%
 Transfer Agency
  Fees(4)...............  .01%    .05%    .10%    .15%    .01%    .05%    .10%    .15%
 Other Expenses After
  Expense
  Reimbursements and
  Fee Reductions(2,3)...  .10%    .10%    .10%    .10%    .10%    .10%    .10%    .10%
                          ----    ----    ----    ----    ----    ----    ----    ----
   Total Operating
    Expenses(1,2,3,4)...  .26%    .40%    .50%    .65%    .36%    .50%    .60%    .75%
                          ====    ====    ====    ====    ====    ====    ====    ====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............    $3      $4      $5      $7      $4      $5      $6      $8
 Three Years............    $8     $13     $16     $21     $12     $16     $19     $24
 Five Years.............   $15     $22     $28     $36     $20     $28     $33     $42
 Ten Years..............   $33     $51     $63     $81     $46     $63     $75     $93

                               International Bond                   Balanced
                         ------------------------------- -------------------------------
                         Class A Class B Class C Class D Class A Class B Class C Class D
                          Units   Units   Units   Units   Units   Units   Units   Units
                         ------- ------- ------- ------- ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..  None     None    None    None   None    None    None     None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...  None     None    None    None   None    None    None     None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........  None     None    None    None   None    None    None     None
 Deferred Sales Charge
  Imposed on
  Redemptions...........  None     None    None    None   None    None    None     None
 Redemption Fees........  None     None    None    None   None    None    None     None
 Exchange Fees..........  None     None    None    None   None    None    None     None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....  .70%     .70%    .70%    .70%   .50%    .50%    .50%     .50%
 12b-1 Fees.............  None     None    None    None   None    None    None     None
 Servicing Fees(4)......  None     .10%    .15%    .25%   None    .10%    .15%     .25%
 Transfer Agency
  Fees(4)...............  .01%     .05%    .10%    .15%   .01%    .05%    .10%     .15%
 Other Expenses After
  Expense
  Reimbursements and
  Fee Reductions(2,3)...  .25%     .25%    .25%    .25%   .10%    .10%    .10%     .10%
                          ----    -----   -----   -----   ----    ----    ----    -----
   Total Operating
    Expenses(1,2,3,4)...  .96%    1.10%   1.20%   1.35%   .61%    .75%    .85%    1.00%
                          ====    =====   =====   =====   ====    ====    ====    =====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............   $10      $11     $12     $14     $6      $8      $9      $10
 Three Years............   $31      $35     $38     $43    $20     $24     $27      $32
 Five Years.............   $53      $61     $66     $74    $34     $42     $47      $55
 Ten Years..............  $118     $134    $145    $162    $76     $93    $105     $122

                                 Equity Index(6)               Diversified Growth
                         ------------------------------- -------------------------------
                         Class A Class B Class C Class D Class A Class B Class C Class D
                          Units   Units   Units   Units   Units   Units   Units   Units
                         ------- ------- ------- ------- ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..  None    None    None    None    None    None    None     None
 Additional Transaction
  Fee (as a percentage
  of amount invested)...  None    None    None    None    None    None    None     None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........  None    None    None    None    None    None    None     None
 Deferred Sales Charge
  Imposed on
  Redemptions...........  None    None    None    None    None    None    None     None
 Redemption Fees........  None    None    None    None    None    None    None     None
 Exchange Fees..........  None    None    None    None    None    None    None     None
Annual Operating
 Expenses After Expense
 Reimbursements and Fee
 Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....  .10%    .10%    .10%    .10%    .55%    .55%    .55%     .55%
 12b-1 Fees.............  None    None    None    None    None    None    None     None
 Servicing Fees(4)......  None    .10%    .15%    .25%    None    .10%    .15%     .25%
 Transfer Agency
  Fees(4)...............  .01%    .05%    .10%    .15%    .01%    .05%    .10%     .15%
 Other Expenses After
  Expense
  Reimbursements and
  Fee Reductions(2,3)...  .11%    .11%    .11%    .11%    .10%    .10%    .10%     .10%
                          ----    ----    ----    ----    ----    ----    ----    -----
   Total Operating
    Expenses(1,2,3,4,6).  .22%    .36%    .46%    .61%    .66%    .80%    .90%    1.05%
                          ====    ====    ====    ====    ====    ====    ====    =====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............    $2      $4      $5      $6      $7      $8      $9      $11
 Three Years............    $7     $12     $15     $20     $21     $26     $29      $33
 Five Years.............   $12     $20     $26     $34     $37     $44     $50      $58
 Ten Years..............   $28     $46     $58     $76     $82     $99    $111     $128

                                    Focused Growth              Small Company Index(6)
                            ------------------------------- -------------------------------
                            Class A Class B Class C Class D Class A Class B Class C Class D
                             Units   Units   Units   Units   Units   Units   Units   Units
                            ------- ------- ------- ------- ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge Im-
  posed on Purchases......   None     None    None    None   None    None    None    None
 Additional Transaction
  Fee (as a percentage of
  amount invested)(5).....   None     None    None    None   .75%    .75%    .75%    .75%
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions...........   None     None    None    None   None    None    None    None
 Deferred Sales Charge
  Imposed on Redemptions..   None     None    None    None   None    None    None    None
 Redemption Fees..........   None     None    None    None   None    None    None    None
 Exchange Fees............   None     None    None    None   None    None    None    None
Annual Operating Expenses
 After Expense
 Reimbursements and
 Fee Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).......   .80%     .80%    .80%    .80%   .20%    .20%    .20%    .20%
 12b-1 Fees...............   None     None    None    None   None    None    None    None
 Servicing Fees(4)........   None     .10%    .15%    .25%   None    .10%    .15%    .25%
 Transfer Agency Fees(4)..   .01%     .05%    .10%    .15%   .01%    .05%    .10%    .15%
 Other Expenses After Ex-
  pense Reimbursements
  and
  Fee Reductions(2,3).....   .10%     .10%    .10%    .10%   .11%    .11%    .11%    .11%
                             ----    -----   -----   -----   ----    ----    ----    ----
   Total Operating
    Expenses(1,2,3,4,5,6).   .91%    1.05%   1.15%   1.30%   .32%    .46%    .56%    .71%
                             ====    =====   =====   =====   ====    ====    ====    ====
Example of Expenses. Based
 on the foregoing table,
 you would pay the
 following expenses on a
 hypothetical $1,000
 investment, assuming a 5%
 annual return and
 redemption at the end of
 each time period:
 One Year.................     $9      $11     $12     $13    $11     $12     $13     $15
 Three Years..............    $29      $33     $37     $41    $18     $22     $25     $30
 Five Years...............    $50      $58     $63     $71    $25     $33     $39     $47
 Ten Years................   $112     $128    $140    $157    $48     $65     $77     $95

                         International Equity Index Portfolio(7)          International Growth
                         ------------------------------------------  -------------------------------
                          Class A    Class B    Class C    Class D   Class A Class B Class C Class D
                           Units      Units      Units      Units     Units   Units   Units   Units
                         ---------  ---------  ---------  ---------  ------- ------- ------- -------
Unitholder Transaction
 Expenses
 Maximum Sales Charge
  Imposed on Purchases..       None       None       None       None   None    None    None    None
 Additional Transaction
  Fee (as a percentage
  of amount
  invested)(5)..........      1.00%      1.00%      1.00%      1.00%   None    None    None    None
 Deferred Sales Charge
  Imposed on Reinvested
  Distributions.........       None       None       None       None   None    None    None    None
 Deferred Sales Charge
  Imposed on
  Redemptions...........       None       None       None       None   None    None    None    None
 Redemption Fees........       None       None       None       None   None    None    None    None
 Exchange Fees..........       None       None       None       None   None    None    None    None
Annual Operating
 Expenses After Expense
 Reimbursements and
 Fee Reductions (as a
 percentage of average
 daily net assets).
 Management Fees After
  Fee Reductions(1).....       .25%       .25%       .25%       .25%   .80%    .80%    .80%    .80%
 12b-1 Fees.............       None       None       None       None   None    None    None    None
 Servicing Fees(4)......       None       .10%       .15%       .25%   None    .10%    .15%    .25%
 Transfer Agency
  Fees(4)...............       .01%       .05%       .10%       .15%   .01%    .05%    .10%    .15%
 Other Expenses After
  Expense
  Reimbursements and
  Fee Reductions(2,3)...       .25%       .25%       .25%       .25%   .25%    .25%    .25%    .25%
                          ---------  ---------  ---------  ---------  -----   -----   -----   -----
   Total Operating
    Expenses(1,2,3,4,5).       .51%       .65%       .75%       .90%  1.06%   1.20%   1.30%   1.45%
                          =========  =========  =========  =========  =====   =====   =====   =====
Example of Expenses.
 Based on the foregoing
 table, you would pay
 the following expenses
 on a hypothetical
 $1,000 investment,
 assuming a 5% annual
 return and redemption
 at the end of each time
 period:
 One Year...............        $15        $17        $18        $19    $11     $12     $13     $15
 Three Years............        $22        $24        $25        $26    $34     $38     $41     $46
 Five Years.............         NA         NA         NA         NA    $58     $66     $71     $79
 Ten Years..............         NA         NA         NA         NA   $129    $145    $157    $174

----------

(1) For the fiscal year ending November 30, 1996, Northern voluntarily reduced its advisory fee for the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios to .25%, .25%, .15%, .25%, .70%, .50%, .10%, .55%, .80%, .20% and .80%, respectively, of the Portfolios' respective average daily net assets (advisory fees are otherwise payable at the annual rate of .60%, .60%, .40%, .60%, .90%, .80%, .30%, .80%,
    1.10%, .40% and 1.00%, respectively, of the Portfolios' respective average daily net assets). In addition, Northern has voluntarily agreed to reduce its advisory fee for the International Equity Index Portfolio to .25% of the Portfolio's average daily net assets for the current fiscal year (advisory fees are otherwise payable at the annual rate of .50% of the Portfolio's average daily net assets).

(2) For the fiscal year ending November 30, 1996, Goldman Sachs reduced its administration fee (otherwise payable with respect to each Portfolio at the annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the Portfolio's net assets) to .10% of each Portfolio's average net assets. Goldman Sachs has advised the Trust that it intends to reimburse expenses for each Portfolio to the extent that, in any fiscal year, the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as adviser and certain other expenses) exceeds on an annualized basis .25% of the International Bond, International Growth and International Equity Index Portfolio's average daily net assets and .10% of each other Portfolio's average daily net assets for such fiscal year. The expense information in the table has, accordingly, been presented to reflect these fee reductions and expense reimbursements (estimated in the case of the International Equity Index Portfolio).

(3) Without the undertakings of Northern and Goldman Sachs, and had all classes of units been outstanding during the year ending November 30, 1996, "Other Expenses" in the foregoing table would have been as follows:
    U.S. Government Securities Portfolio -- .33%; Short-Intermediate Bond Portfolio -- .27%; U.S. Treasury Index Portfolio -- .63%; Bond Portfolio -- .23%; International Bond Portfolio -- .67%; Balanced Portfolio--.39%; Equity Index Portfolio--.19%; Diversified Growth Portfolio--.29%; Focused Growth Portfolio--.32%; Small Company Index Portfolio--.38%; and International Growth Portfolio--.42%; and the total annual operating expenses would have been as follows for Class A, B, C and D units, respectively: U.S. Government Securities Portfolio--.94%, 1.08%, 1.18% and 1.33%; Short-Intermediate Bond Portfolio--.88%, 1.02%, 1.12% and 1.27%; U.S. Treasury Index Portfolio--1.04%, 1.18%, 1.28% and 1.43%; Bond Portfolio--.84%, .98%, 1.08% and 1.23%; International Bond Portfolio-- 1.58%, 1.72%, 1.82% and 1.97%; Balanced Portfolio--1.20%, 1.34%, 1.44% and
    1.59%; Equity Index Portfolio--.50%, .64%, .74% and .89%; Diversified Growth Portfolio--1.10%, 1.24%, 1.34% and 1.49%; Focused Growth Portfolio--1.43%, 1.57%, 1.67% and 1.82%; Small Company Index Portfolio-- .79%, .93%, 1.03% and 1.18%; and International Growth Portfolio--1.43%, 1.57%, 1.67% and 1.82%, based on actual expenses incurred during the fiscal year ended November 30, 1996. Without the undertakings of Northern and Goldman Sachs, it is estimated that "Other Expenses" would be .59% for the International Equity Index Portfolio, and total annual operating expenses for the Portfolio's Class A, B, C and D units would be 1.10%, 1.24%, 1.34% and 1.49%, respectively, for the current fiscal year. See note (7) below. For a more complete description of the Portfolio's expenses, see "Trust Information" in this Prospectus.

(4) The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with Institutions or other financial intermediaries under which they render (or arrange to have rendered) certain unitholder administrative support services for their Customers or other Investors who beneficially own Class B, C and D units in return for a fee ("Servicing Fee") of up to .10%, .15%, and .25%, respectively, per annum of the value of each Portfolio's outstanding Class B, C and D units, respectively. The Trust also allocates transfer agency fees, which are attributable to the Class A, B, C and D units in a Portfolio, separately to such units, as reflected in the table. For further information, see "Investment Adviser, Transfer Agent and Custodian" and "Unitholder Servicing Plan" under the heading "Trust Information" in this Prospectus.

(5) To prevent the Small Company Index Portfolio and International Equity Index Portfolio from being adversely affected by the transaction costs associated with unit purchases, the Portfolios will sell units at a price equal to the net asset value of the units plus an additional transaction fee equal to .75% and 1.00%, respectively, of such value. Such amounts are not sales charges, but are retained by the Portfolio for the benefit of all unitholders. (See "Investment Information--Small Company Index Portfolio," "Investment Information--International Equity Index Portfolio," "Investing--Purchase of Units" and "Investing--Redemption of Units").

(6) The actual expense ratios reflected in the above table for each class of the Equity Index and Small Company Index Portfolios include interest expense of .01%, associated with temporary borrowings. Interest expense is not subject to voluntary expense limitations. Had the Portfolios not experienced such temporary borrowings, the total annual operating expense ratios would have been as follows: Equity Index Class A, B, C and D units--.21%, .35%, .45% and .60%, respectively, and Small Company Index Class A, B, C and D units--.31%, .45%, .55% and .70%, respectively. Whether such borrowings will occur in any given year and the actual amount of such borrowings is difficult to predict. The expenses noted in the table under "Other Expenses After Expense Reimbursements and Fee Reductions" have been restated with respect to Class B and C units of the Small Company Index Portfolios and Class B units of the Equity Index Portfolio to reflect what such expenses would have been had such classes of units of those Portfolios been outstanding for the entire fiscal year ended November 30, 1996.

(7) Since the Portfolio does not yet have an operating history, the costs and expenses included in the table and hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated.

                             --------------------

THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS UNITHOLDER TRANSACTION AND OPERATING EXPENSES OF EACH PORTFOLIO THAT UNITHOLDERS BEAR DIRECTLY OR INDIRECTLY. IT DOES NOT, HOWEVER, REFLECT ANY CHARGES WHICH MAY BE IMPOSED BY NORTHERN, ITS AFFILIATES AND CORRESPONDENT BANKS AND OTHER INSTITUTIONS ON THEIR CUSTOMERS AS DESCRIBED UNDER "INVESTING--PURCHASE OF UNITS." THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS

The following data have been audited by Ernst & Young LLP, independent auditors, as indicated in their report incorporated by reference into the Additional Statement from the annual report to unitholders for the fiscal year ended November 30, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. No information is presented with respect to Class C units of the Short-Intermediate Bond, U.S. Treasury Index, International Bond, Diversified Growth, Small Company Index and International Growth Portfolios, units of any class of the International Equity Index Portfolio, and Class B units of the Portfolios because no such units were outstanding during the fiscal year ended November 30, 1996. The Annual Report also contains additional performance information and is available upon request and without charge by calling the telephone number or writing to the address on the first page of this Prospectus.

For the Years Ended November 30,

                                         U.S. Government Securities Portfolio
                          -------------------------------------------------------------------------
                                      Class A                  Class C           Class D
                          -----------------------------------  --------  --------------------------
                           1996     1995     1994    1993 (a)  1996 (b)   1996     1995    1994 (c)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.08  $ 19.05  $ 20.07  $ 20.00   $ 20.13   $ 20.04  $ 19.05   $19.43
Income (loss) from in-
 vestment operations:
 Net investment income       1.02     1.05     0.91     0.55      0.91      0.96     0.96     0.22
 Net realized and
  unrealized gain (loss)
  on
  investments               (0.01)    1.02    (1.02)    0.05     (0.12)    (0.03)    1.00    (0.38)
----------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.01     2.07    (0.11)    0.60      0.79      0.93     1.96    (0.16)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (1.02)   (1.04)   (0.91)   (0.53)    (0.86)    (0.94)   (0.97)   (0.22)
----------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.02)   (1.04)   (0.91)   (0.53)    (0.86)    (0.94)   (0.97)   (0.22)
----------------------------------------------------------------------------------------------------
Net increase (decrease)     (0.01)    1.03    (1.02)    0.07     (0.07)    (0.01)    0.99    (0.38)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 20.07  $ 20.08  $ 19.05  $ 20.07   $ 20.06   $ 20.03  $ 20.04   $19.05
----------------------------------------------------------------------------------------------------
Total return (d)             5.15%   11.18%  (0.57)%    3.00%     4.05%     4.77%   10.66%   (0.90)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.36%    0.36%    0.36%    0.43%     0.60%     0.75%    0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements     0.94%    1.09%    1.12%    1.18%     1.18%     1.33%    1.48%    1.51%
 Net investment income,
  net of waivers and
  reimbursements             5.22%    5.43%    4.62%    4.18%     4.97%     4.83%    5.08%    4.65%
 Net investment income,
  before waivers and
  reimbursements             4.64%    4.70%    3.86%    3.43%     4.39%     4.25%    4.35%    3.89%
Portfolio turnover rate    119.75%  141.14%   45.55%   20.59%   119.75%   119.75%  141.14%   45.55%
Net assets at end of pe-
 riod (in thousands)      $92,351  $56,329  $25,293  $32,479   $ 3,535   $   225  $    67   $   13
----------------------------------------------------------------------------------------------------

(a) Commenced investment operations on April 5, 1993.

(b) Class C units were issued on December 29, 1995.

(c) Class D units were issued on September 15, 1994.

(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(e) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For the Years Ended November 30,






                                      Short-Intermediate Bond Portfolio
                          ---------------------------------------------------------------
                                       Class A                          Class D
                          -------------------------------------  ------------------------
                            1996      1995     1994    1993 (a)   1996    1995   1994 (b)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  20.73  $  19.53  $ 20.33  $  20.00  $20.71  $19.53   $19.82
Income (loss) from in-
 vestment operations:
 Net investment income        1.14      1.02     0.97      0.85    1.07    0.94     0.23
 Net realized and
  unrealized gain (loss)
  on investments             (0.01)     1.19    (0.80)     0.31   (0.02)   1.18    (0.29)
------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.13      2.21     0.17      1.16    1.05    2.12    (0.06)
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (1.16)    (1.01)   (0.97)    (0.83)  (1.10)  (0.94)   (0.23)
------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.16)    (1.01)   (0.97)    (0.83)  (1.10)  (0.94)   (0.23)
------------------------------------------------------------------------------------------
Net increase (decrease)      (0.03)     1.20    (0.80)     0.33   (0.05)   1.18    (0.29)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.70  $  20.73  $ 19.53  $  20.33  $20.66  $20.71   $19.53
------------------------------------------------------------------------------------------
Total return (c)              5.68%    11.58%    0.84%     5.90%   5.22%  11.09%   (0.30)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%    0.36%     0.36%   0.75%   0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements      0.88%     0.91%    0.95%     1.00%   1.27%   1.30%    1.34%
 Net investment income,
  net of waivers and
  reimbursements              5.83%     5.14%    4.84%     4.79%   4.96%   4.85%    4.42%
 Net investment income,
  before waivers and
  reimbursements              5.31%     4.59%    4.25%     4.15%   4.44%   4.30%    3.83%
Portfolio turnover rate      47.68%    54.68%   48.67%    19.48%  47.68%  54.68%   48.67%
Net assets at end of pe-
 riod (in thousands)      $153,675  $158,678  $96,209  $107,550  $  343  $   13   $    1
------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.

(b) Class D units were issued on September 14, 1994.

(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(d) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                      U.S. Treasury Index Portfolio
                          ------------------------------------------------------------
                                      Class A                         Class D
                          -----------------------------------  -----------------------
                           1996     1995     1994     1993(a)   1996    1995   1994(b)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.78  $ 18.77  $ 21.05   $ 20.00  $20.75  $18.77  $18.80
Income (loss) from in-
 vestment operations:
 Net investment income       1.19     1.11     1.15      0.95    1.17    1.00    0.09
 Net realized and
  unrealized gain (loss)
  on investments            (0.18)    2.01    (1.93)     1.02   (0.24)   2.03   (0.03)
--------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.01     3.12    (0.78)     1.97    0.93    3.03    0.06
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (1.19)   (1.11)   (1.14)    (0.92)  (1.11)  (1.05)  (0.09)
 Net realized gain on
  investments                  --       --    (0.36)       --      --      --      --
--------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.19)   (1.11)   (1.50)    (0.92)  (1.11)  (1.05)  (0.09)
--------------------------------------------------------------------------------------
Net increase (decrease)     (0.18)    2.01    (2.28)     1.05   (0.18)   1.98   (0.03)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 20.60  $ 20.78  $ 18.77   $ 21.05  $20.57  $20.75  $18.77
--------------------------------------------------------------------------------------
Total return (c)             5.10%   16.95%   (3.80)%    9.94%   4.72%  16.43%   0.37%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements     0.26%    0.26%    0.26%     0.26%   0.65%   0.65%   0.65%
 Expenses, before waiv-
  ers and reimbursements     1.04%    0.89%    0.79%     0.83%   1.43%   1.28%   1.18%
 Net investment income,
  net of waivers and re-
  imbursements               5.93%    5.09%    5.60%     5.11%   5.57%   5.41%   6.05%
 Net investment income,
  before waivers and re-
  imbursements               5.15%    4.46%    5.07%     4.54%   4.79%   4.78%   5.52%
Portfolio turnover rate     42.49%   80.36%   52.80%    77.75%  42.49%  80.36%  52.80%
Net assets at end of pe-
 riod (in thousands)      $26,273  $17,674  $37,305   $71,456  $  848  $  286  $   --
--------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.

(b) Class D units were issued on November 16, 1994.

(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(d) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                                         Bond Portfolio
                          ------------------------------------------------------------------------------------
                                        Class A                        Class C              Class D
                          ---------------------------------------  ---------------- --------------------------
                            1996      1995      1994     1993 (a)   1996   1995 (b)  1996     1995    1994 (c)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $  20.96  $  18.29  $  20.70   $  20.00  $20.96   $20.21  $ 20.94  $ 18.29   $18.74
Income (loss) from
 investment operations:
 Net investment income        1.29      1.17      1.42       1.42    1.25     0.47     1.22     1.08     0.28
 Net realized and
  unrealized gain (loss)
  on investments             (0.19)     2.66     (2.21)      0.66   (0.18)    0.74    (0.18)    2.66    (0.45)
---------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment
 operations                   1.10      3.83     (0.79)      2.08    1.07     1.21     1.04     3.74    (0.17)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (1.26)    (1.14)    (1.46)     (1.38)  (1.22)   (0.45)   (1.19)   (1.09)   (0.28)
 Net realized gain on
  investments                   --        --     (0.15)        --      --       --       --       --       --
 Return of capital           (0.03)    (0.02)    (0.01)        --   (0.03)   (0.01)   (0.03)      --       --
---------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.29)    (1.16)    (1.62)     (1.38)  (1.25)   (0.46)   (1.22)   (1.09)   (0.28)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.19)     2.67     (2.41)      0.70   (0.18)    0.75    (0.18)    2.65    (0.45)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.77  $  20.96  $  18.29   $  20.70  $20.78   $20.96  $ 20.76  $ 20.94   $18.29
---------------------------------------------------------------------------------------------------------------
Total return (d)              5.57%    21.55%    (4.04)%    10.60%   5.33%    6.08%    5.17%   21.06%   (0.94)%
Ratio to average net as-
 sets of (e):
 Expenses, net of
  waivers and
  reimbursements              0.36%     0.36%     0.36%      0.36%   0.60%    0.60%    0.75%    0.75%    0.75%
 Expenses, before
  waivers and
  reimbursements              0.84%     0.84%     0.87%      0.92%   1.08%    1.08%    1.23%    1.23%    1.26%
 Net investment income,
  net of waivers and re-
  imbursements                6.39%     5.94%     7.31%      7.84%   6.09%    5.59%    5.99%    5.48%    6.31%
 Net investment income,
  before waivers and
  reimbursements              5.91%     5.46%     6.80%      7.28%   5.61%    5.11%    5.51%    5.00%    5.80%
Portfolio turnover rate     101.38%    74.19%   103.09%     89.06% 101.38%   74.19%  101.38%   74.19%  103.09%
Net assets at end of
 period (in thousands)    $366,850  $286,301  $257,391   $245,112  $7,342   $3,704  $   220  $   120   $   15
---------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on July 3, 1995.
(c) Class D units were issued on September 14, 1994.

(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                         International Bond Portfolio
                                   --------------------------------------------
                                           Class A                 Class D
                                   --------------------------  ----------------
                                    1996     1995    1994 (a)   1996   1995 (b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD                              $ 21.74  $ 19.93  $ 20.00   $21.74   $22.17
Income (loss) from investment
 operations:
 Net investment income                1.54     1.26     0.79     1.37     0.02
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions       0.43     2.28     0.01     0.51    (0.08)
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations                1.97     3.54     0.80     1.88    (0.06)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income (c)           (1.55)   (1.73)   (0.87)   (1.48)   (0.37)
--------------------------------------------------------------------------------
Total distributions to
 unitholders                         (1.55)   (1.73)   (0.87)   (1.48)   (0.37)
--------------------------------------------------------------------------------
Net increase (decrease)               0.42     1.81    (0.07)    0.40    (0.43)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $ 22.16  $ 21.74  $ 19.93   $22.14   $21.74
--------------------------------------------------------------------------------
Total return (d)                      9.47%   18.20%    4.03%    9.04%   (0.30)%
Ratio to average net assets of
 (e):
 Expenses, net of waivers and
  reimbursements                      0.96%    0.96%    0.96%    1.35%    1.35%
 Expenses, before waivers and
  reimbursements                      1.58%    1.47%    1.49%    1.97%    1.86%
 Net investment income, net of
  waivers and reimbursements          5.91%    5.92%    5.93%    5.67%    3.26%
 Net investment income, before
  waivers and reimbursements          5.29%    5.41%    5.40%    5.05%    2.75%
Portfolio turnover rate              33.89%   54.46%   88.65%   33.89%   54.46%
Net assets at end of period (in
 thousands)                        $34,183  $32,673  $26,947   $   52   $    9
--------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.

(b) Class D units were issued on November 20, 1995.

(c) Distributions to unitholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.

(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(e) Annualized for periods less than a full year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

                                          Balanced Portfolio
                          ---------------------------------------------------------
                                       Class A                   Class C   Class D
                          -------------------------------------  --------  --------
                           1996     1995      1994     1993 (a)  1996 (b)  1996 (c)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 11.05  $  9.50  $  10.22   $ 10.00   $ 11.12   $ 11.34
Income (loss) from in-
 vestment operations:
 Net investment income       0.34     0.34      0.24      0.09      0.29      0.22
 Net realized and
  unrealized gain (loss)
  on investments and op-
  tions                      1.19     1.55     (0.72)     0.22      1.12      0.96
-----------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.53     1.89     (0.48)     0.31      1.41      1.18
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.34)   (0.34)    (0.22)    (0.09)    (0.29)    (0.29)
 Net realized gain on
  investments and op-
  tions                        --       --     (0.02)       --        --        --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                (0.34)   (0.34)    (0.24)    (0.09)    (0.29)    (0.29)
-----------------------------------------------------------------------------------
Net increase (decrease)      1.19     1.55     (0.72)     0.22      1.12      0.89
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 12.24  $ 11.05  $   9.50   $ 10.22   $ 12.24   $ 12.23
-----------------------------------------------------------------------------------
Total return (d)            14.07%   20.22%    (4.76)%    3.12%    12.72%    10.55%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.61%    0.61%     0.61%     0.61%     0.85%     1.00%
 Expenses, before waiv-
  ers and reimbursements     1.20%    1.28%     1.50%     1.62%     1.44%     1.59%
 Net investment income,
  net of waivers and re-
  imbursements               3.03%    3.36%     2.56%     2.20%     2.80%     2.78%
 Net investment income,
  before waivers and re-
  imbursements               2.44%    2.69%     1.68%     1.19%     2.21%     2.19%
Portfolio turnover rate    104.76%   93.39%    75.69%    35.03%   104.76%   104.76%
Average commission rate
 per share                $0.0718       NA        NA        NA   $0.0718   $0.0718
Net assets at end of pe-
 riod (in thousands)      $45,157  $38,897  $ 31,462   $15,928   $ 5,997   $   232
-----------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.

(b) Class C units were issued on December 29, 1995.

(c) Class D units were issued on February 20, 1996.

(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(e) Annualized for periods less than a full year.

NA--Disclosure not applicable to prior periods.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

                                                     Equity Index Portfolio
                          ------------------------------------------------------------------------------------
                                        Class A                       Class C                Class D
                          --------------------------------------  -----------------  -------------------------
                            1996      1995      1994    1993 (a)   1996    1995 (b)   1996     1995   1994 (c)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-   $  13.86  $  10.60  $  10.78  $  10.00  $ 13.86  $ 13.43   $ 13.83  $10.60   $10.96
 NING OF PERIOD
Income (loss) from in-
 vestment
 operations:
 Net investment income        0.31      0.30      0.27      0.22     0.28     0.05      0.27    0.25     0.02
 Net realized and
  unrealized gain (loss)
  on investments and
  futures                     3.36      3.47     (0.18)     0.78     3.35     0.45      3.36    3.47    (0.31)
---------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        3.67      3.77      0.09      1.00     3.63     0.50      3.63    3.72    (0.29)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.31)    (0.30)    (0.27)    (0.22)   (0.27)   (0.07)    (0.26)  (0.28)   (0.07)
 Net realized gain on
  investments and
  futures                    (0.43)    (0.21)       --        --    (0.43)      --     (0.43)  (0.21)      --
---------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.74)    (0.51)    (0.27)    (0.22)   (0.70)   (0.07)    (0.69)  (0.49)   (0.07)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)       2.93      3.26     (0.18)     0.78     2.93     0.43      2.94    3.23    (0.36)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  16.79  $  13.86  $  10.60  $  10.78  $ 16.79  $ 13.86   $ 16.77  $13.83   $10.60
---------------------------------------------------------------------------------------------------------------
Total return (d)             27.53%    36.60%     0.87%    10.08%   27.24%    3.94%    27.20%  36.20%   (2.68)%
Ratio to average net
 assets of (e):
 Expenses, net of
  waivers and
  reimbursements              0.22%     0.22%     0.23%     0.21%    0.46%    0.46%     0.61%   0.61%    0.60%
 Expenses, before
  waivers and
  reimbursements              0.50%     0.54%     0.59%     0.66%    0.74%    0.78%     0.89%   0.93%    0.96%
 Net investment income,
  net of waivers and
  reimbursements              2.12%     2.54%     2.62%     2.62%    1.89%    2.29%     1.78%   2.07%    2.67%
 Net investment income,
  before waivers and
  reimbursements              1.84%     2.22%     2.25%     2.17%    1.61%    1.97%     1.50%   1.75%    2.31%
Portfolio turnover rate      18.02%    15.27%    71.98%     2.06%   18.02%   15.27%    18.02%  15.27%   71.98%
Average commission rate
 per share                $ 0.0228        NA        NA        NA  $0.0228       NA   $0.0228      NA       NA
Net assets at end of
 period (in thousands)    $675,804  $479,763  $281,817  $219,282  $53,929  $18,390   $ 8,005  $  810   $    3
---------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.

(b) Class C units were issued on September 28, 1995.

(c) Class D units were issued on September 14, 1994.

(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(e) Annualized for periods less than a full year.

NA--Disclosure not applicable to prior periods.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

                                         Diversified Growth Portfolio
                          ------------------------------------------------------------------
                                        Class A                            Class D
                          ---------------------------------------  -------------------------
                            1996      1995      1994     1993 (a)   1996     1995   1994 (b)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  12.20  $   9.88  $  10.65   $  10.00  $ 12.16  $ 9.88   $10.41
Income (loss) investment
 operations:
 Net investment income        0.14      0.15      0.09       0.09     0.11    0.11     0.01
 Net realized and
  unrealized gain (loss)
  on investments and op-
  tions                       2.33      2.26     (0.83)      0.65     2.29    2.25    (0.54)
---------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        2.47      2.41     (0.74)      0.74     2.40    2.36    (0.53)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.15)    (0.09)    (0.01)     (0.09)   (0.14)  (0.08)      --
 Net realized gain on
  investments and op-
  tions                      (0.16)       --     (0.02)        --    (0.16)     --       --
---------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.31)    (0.09)    (0.03)     (0.09)   (0.30)  (0.08)      --
---------------------------------------------------------------------------------------------
Net increase (decrease)       2.16      2.32     (0.77)      0.65     2.10    2.28    (0.53)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  14.36  $  12.20  $   9.88   $  10.65  $ 14.26  $12.16   $ 9.88
---------------------------------------------------------------------------------------------
Total return (c)             20.83%    24.55%    (6.98)%     7.38%   20.39%  24.19%   (5.14)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.66%     0.69%     0.67%      0.71%    1.05%   1.08%    1.05%
 Expenses, before waiv-
  ers and reimbursements      1.10%     1.12%     1.08%      1.13%    1.49%   1.51%    1.46%
 Net investment income,
  net of waivers and
  reimbursements              0.98%     1.16%     0.77%      1.04%    0.59%   0.73%    0.94%
 Net investment income,
  before waivers and
  reimbursments               0.54%     0.73%     0.35%      0.62%    0.15%   0.30%    0.53%
Portfolio turnover rate      59.99%    81.65%    78.94%    140.88%   59.99%  81.65%   78.94%
Average commission rate
 per share                $ 0.0655        NA        NA         NA  $0.0655      NA       NA
Net assets at end of pe-
 riod (in thousands)      $142,055  $146,731  $164,963   $199,053  $   433  $  221   $   40
---------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.

(b) Class D units were issued on September 14, 1994.

(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(d) Annualized for periods less than a full year.

NA--Disclosure not applicable to prior periods.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

                                           Focused Growth Portfolio
                          -----------------------------------------------------------------------
                                       Class A                      Class C        Class D
                          ---------------------------------------   --------   ------------------
                            1996      1995      1994     1993 (a)   1996 (b)    1996     1995 (c)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  12.53   $  9.79   $ 10.43   $ 10.00    $ 13.46     $12.48    $ 9.55
Income (loss) from in-
 vestment operations:
 Net investment income
  (loss)                      0.02      0.05      0.02      0.01      (0.01)     (0.03)     0.02
 Net realized and
  unrealized gain (loss)
  on investments,
  futures and options         2.17      2.71     (0.66)     0.43       1.02       2.15      2.93
--------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        2.19      2.76     (0.64)     0.44       1.01       2.12      2.95
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.05)    (0.02)       --     (0.01)        --      (0.04)    (0.02)
 Net realized gain on
  investments, futures
  and options                (0.19)       --        --        --         --      (0.19)       --
--------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.24)    (0.02)       --     (0.01)        --      (0.23)    (0.02)
--------------------------------------------------------------------------------------------------
Net increase (decrease)       1.95      2.74     (0.64)     0.43       1.01       1.89      2.93
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  14.48   $ 12.53   $  9.79   $ 10.43    $ 14.47     $14.37    $12.48
--------------------------------------------------------------------------------------------------
Total return (d)             17.82%    28.38%    (6.15)%    4.33%      7.51%     17.42%    30.97%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements      0.91%     0.91%     0.91%     0.91%      1.15%      1.30%     1.30%
 Expenses, before waiv-
  ers and reimbursements      1.43%     1.47%     1.55%     1.88%      1.67%      1.82%     1.86%
 Net investment income
  (loss), net of waivers
  and reimbursements          0.12%     0.46%     0.24%     0.14%     (0.12)%    (0.28)%   (0.11)%
 Net investment loss,
  before waivers and re-
  imbursements               (0.40)%   (0.10)%   (0.39)%   (0.83)%    (0.64)%    (0.80)%   (0.67)%
Portfolio turnover rate     116.78%    85.93%    74.28%    27.48%    116.78%    116.78%    85.93%
Average commission rate
 per share                $ 0.0730        NA        NA        NA    $0.0730    $0.0730        NA
Net assets at end of pe-
 riod (in thousands)      $106,250   $86,099   $57,801   $32,099    $ 6,993    $   656    $  489
--------------------------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.

(b) Class C units were issued on June 14, 1994.

(c) Class D units were issued on December 8, 1994.

(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(e) Annualized for periods less than a full year.

NA--Disclosure not applicable to prior periods.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

                                    Small Company Index Portfolio
                          --------------------------------------------------------
                                       Class A                       Class D
                          -------------------------------------  -----------------
                            1996     1995     1994     1993 (a)   1996    1995 (b)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  12.98  $ 10.86  $ 11.29   $ 10.00   $ 12.95  $ 10.51
Income (loss) from in-
 vestment operations:
 Net investment income        0.19     0.16     0.14      0.11      0.13     0.18
 Net realized and
  unrealized gain (loss)
  on investments and
  futures                     1.75     2.67    (0.30)     1.29      1.83     2.96
----------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.94     2.83    (0.16)     1.40      1.96     3.14
----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.14)   (0.15)   (0.02)    (0.11)    (0.14)   (0.14)
 Net realized gain on
  investments and
  futures transactions       (0.81)   (0.56)   (0.25)       --     (0.81)   (0.56)
----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.95)   (0.71)   (0.27)    (0.11)    (0.95)   (0.70)
----------------------------------------------------------------------------------
Net increase (decrease)       0.99     2.12    (0.43)     1.29      1.01     2.44
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  13.97  $ 12.98  $ 10.86   $ 11.29   $ 13.96  $ 12.95
----------------------------------------------------------------------------------
Total return (c)             15.96%   27.76%   (1.54)%   14.09%    16.20%   31.62%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.32%    0.32%    0.33%     0.31%     0.71%    0.71%
 Expenses, before waiv-
  ers and reimbursements      0.79%    0.81%    0.86%     1.02%     1.18%    1.20%
 Net investment income,
  net of waivers and re-
  imbursements                1.36%    1.31%    1.27%     1.25%     1.02%    0.90%
 Net investment income,
  before waivers and re-
  imbursements                0.89%    0.82%    0.74%     0.54%     0.55%    0.41%
Portfolio turnover rate      46.26%   38.46%   98.43%    26.31%    46.26%   38.46%
Average commission rate
 per share                $ 0.0257       NA       NA        NA   $0.0257       NA
Net assets at end of pe-
 riod (in thousands)      $112,856  $94,899  $77,120   $54,763   $   269  $    44
----------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.

(b) Class D units were issued on December 8, 1994.

(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(d) Annualized for periods less than a full year.

NA--Disclosure not applicable to prior periods.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

                                   International Growth Portfolio
                          --------------------------------------------------------
                                   Class A                      Class D
                          -----------------------------  -------------------------
                            1996      1995     1994(a)    1996     1995    1994(b)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $   9.88  $  10.21   $  10.00  $  9.83  $10.21   $10.47
Income (loss) from in-
 vestment operations:
 Net investment income        0.10      0.12       0.05     0.01    0.19       --
 Net realized and
  unrealized gain (loss)
  on investments
  and foreign currency
  transactions                0.87     (0.36)      0.16     0.92   (0.48)   (0.26)
-----------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.97     (0.24)      0.21     0.93   (0.29)   (0.26)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.22)    (0.05)        --    (0.22)  (0.05)      --
 Net realized gain on
  investments and for-
  eign currency transac-
  tions                         --     (0.04)        --       --   (0.04)      --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.22)    (0.09)        --    (0.22)  (0.09)      --
-----------------------------------------------------------------------------------
Net increase (decrease)       0.75     (0.33)      0.21     0.71   (0.38)   (0.26)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  10.63  $   9.88   $  10.21  $ 10.54  $ 9.83   $10.21
-----------------------------------------------------------------------------------
Total return (c)              9.96%    (2.32)%     2.11%    9.59%  (2.78)%  (2.56)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      1.06%     1.06%      1.04%    1.45%   1.45%    1.35%
 Expenses, before waiv-
  ers and reimbursements      1.43%     1.38%      1.47%    1.82%   1.77%    1.78%
 Net investment income,
  net of waivers and re-
  imbursements                0.73%     1.22%      0.76%    0.44%   2.01%      --
 Net investment income
  (loss), before waivers
  and reimbursements          0.36%     0.90%      0.33%    0.07%   1.69%   (0.43)%
Portfolio turnover rate     202.47%   215.31%     77.79%  202.47% 215.31%   77.79%
Average commission rate
 per share                $ 0.0292        NA         NA  $0.0292      NA       NA
Net assets at end of pe-
 riod (in thousands)      $138,182  $148,704   $133,212  $    94  $   20       --
-----------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.

(b) Class D units were issued on November 16, 1994.

(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(d) Annualized for periods less than a full year.

NA--Disclosure not applicable to prior periods.

                            INVESTMENT INFORMATION

INTRODUCTION

The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Portfolio consists of a separate pool of assets with separate investment objectives and policies, as described below. Each Portfolio, other than the International Bond Portfolio, is classified as a diversified investment company. The International Bond Portfolio is classified as a non-diversified investment company. Units of each Portfolio have been classified into four classes--Class A units, Class B units, Class C units and Class D units. Northern serves as investment adviser, transfer agent and custodian. Goldman Sachs serves as distributor and administrator. The investment objective of a Portfolio may not be changed without the vote of the majority of the outstanding units of the particular Portfolio. Except as expressly noted below, however, a Portfolio's investment policies may be changed without a vote of unitholders. The U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios may collectively be referred to as the "Fixed Income Portfolios" and the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Equity Index and International Growth Portfolios may collectively be referred to as the "Equity Portfolios."


U.S. GOVERNMENT SECURITIES PORTFOLIO

In pursuing its investment objective, the U.S. Government Securities Portfolio will, under normal market conditions, invest at least 65% of its total assets in a broad range of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities, including mortgage-related securities issued by agencies of the U.S. Government. The Portfolio's dollar-weighted average maturity will be between one and five years.

The Portfolio may enter into interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

SHORT-INTERMEDIATE BOND PORTFOLIO

In pursuing its investment objective, the Short-Intermediate Bond Portfolio invests in a broad range of bonds and other fixed income securities. The Portfolio's dollar-weighted average maturity will be between two and five years. The Portfolio will invest primarily in fixed income securities of all types and in any proportion that generally are rated investment grade at the time of purchase, and may include obligations of the U.S. Government, its agencies or instrumentalities, obligations of foreign governments, obligations of U.S. and foreign corporations and obligations of U.S. and foreign banks. The obligations of a foreign issuer will not be purchased by the Short-Intermediate Bond Portfolio if, as a result of the purchase, more than 20% of the total assets of the Portfolio will be invested in the obligations of issuers within a single foreign country. The Portfolio may also invest up to 10% of its total assets in non-investment grade securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposit.

The Portfolio may enter into forward currency contracts and interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

U.S. TREASURY INDEX PORTFOLIO

In pursuing its investment objective, the U.S. Treasury Index Portfolio under normal conditions will invest directly or indirectly at least 80% of its total assets in a representative sample of the U.S. Treasury obligations included in the Lehman Index. The Lehman Index is comprised of all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues. Northern will select securities for the Portfolio based on their expected contribution to its overall duration, quality and total return as compared to the Lehman Index and comparable investment characteristics. Lehman Brothers ("Lehman") makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the Lehman Index to track general bond market performance.

The Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the Lehman Index through statistical procedures. As a result, Northern does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

BOND PORTFOLIO

In pursuing its investment objective, the Bond Portfolio invests in a broad range of bonds and other fixed income securities. The Portfolio's dollar-weighted average maturity will range between five and fifteen years.

The Portfolio will invest primarily in fixed income securities of all types and in any proportion that generally are rated investment grade at the time of purchase, and may include obligations of the U.S. Government, its agencies or instrumentalities, obligations of foreign, state and local governments, obligations of U.S. and foreign corporations and obligations of U.S. and foreign banks. The obligations of a foreign issuer will not be purchased by the Bond Portfolio if, as a result of the purchase, more than 20% of the total assets of the Portfolio will be invested in the obligations of issuers within a single foreign country. The Portfolio may also invest up to 10% of its total assets in non-investment grade securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposits.

The Portfolio may enter into forward currency contracts and interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Common Investment Techniques" below for more information.

INTERNATIONAL BOND PORTFOLIO

In pursuing its investment objective, the International Bond Portfolio invests primarily (at least 65% of its total assets under normal market conditions) in a broad range of bonds and other fixed income securities of foreign issuers. The Portfolio's dollar-weighted average maturity will range between three and eleven years.

The Portfolio will be invested at all times in the securities of issuers located in at least three different foreign countries. These countries include, but are not limited to: Argentina, Australia, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.

The Portfolio will invest primarily in fixed income securities of all types as set forth below and in any proportion that generally are rated investment grade at the time of purchase, although a portion of its assets may be invested in non-investment grade securities. These securities may include obligations of foreign governments, their agencies, instrumentalities and political subdivisions; supranational organizations (e.g., European Investment Bank, Inter-American Development Bank and the World Bank); and foreign corporations and banks. These obligations may consist of bonds, debentures, mortgage and other asset-related securities, zero coupon bonds and convertible debentures. The Portfolio may also invest in obligations of the U.S. Government, its agencies and instrumentalities (including repurchase agreements collateralized by such obligations) and of U.S. corporations and banks as well as short-term notes, bills, commercial paper and certificates of deposit. It is expected that during the current fiscal year a substantial portion of the Portfolio's assets will be invested in foreign governmental obligations.

The International Bond Portfolio is classified as a non-diversified portfolio under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of the securities of a smaller number of issuers relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

The Portfolio may enter into forward currency exchange contracts and currency and interest rate swaps and utilize options and futures contracts. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may invest, in accordance with its investment policies, in various short-term obligations, such as U.S. Government obligations, high quality money market investments and repurchase agreements. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

BALANCED PORTFOLIO

The Balanced Portfolio seeks to provide long-term capital appreciation and current income. The Portfolio will invest at least 25% of the value of its total assets in fixed income senior securities and no more than 75% in equity securities under normal market conditions. The actual percentage of assets invested in equity and fixed income securities will vary from time to time, depending upon Northern's judgment as to general market and economic conditions, trends and yields, interest rates and changes in fiscal and monetary policies. The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 18 months or less) at such times and in such proportions as, in the opinion of Northern, is warranted. For purposes of determining the percentages of the Portfolio's assets that are invested in equity and fixed income securities, respectively, only that portion of the value of convertible securities attributable to their fixed income characteristics will be deemed to be a fixed income investment.

The Portfolio may invest in common and preferred stocks and securities convertible into common stock ("equity securities"). The Portfolio selects equity securities based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio will normally limit its equity investments to the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalization in excess of $200 million. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specified price for a specified period of time.

The Portfolio will invest in fixed income securities of all types as set forth below and in any proportions that generally are rated investment-grade at the time of purchase. These securities may include bonds, debentures, mortgage and other asset-related securities, zero coupon bonds, convertible debentures, and other obligations issued by the U.S. Government, its agencies or instrumentalities, foreign governments, U.S. and foreign corporations and U.S. and foreign banks. The Portfolio may also purchase bonds that are issued in tandem with warrants which entitle the holder to purchase certain common stock at a specified price valid during a specified period of time. The Portfolio may also invest in short-term notes, bills, commercial paper and certificates of deposit. The dollar-weighted average maturity of the fixed income portion of the Portfolio will, under normal market conditions, range between two and ten years. The Balanced Portfolio may also invest up to 5% of its total assets in pair-off transactions involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

EQUITY INDEX PORTFOLIO

The Equity Index Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P Index. Under normal market conditions the Portfolio will invest directly or indirectly at least 80% of the Portfolio's total assets in the common stocks of the companies that constitute the S&P Index, in approximately the same proportions as they are represented in the S&P Index. The S&P Index is a market value-weighted index consisting of 500 common stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and selected by Standard & Poor's Corporation ("S&P") through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. S&P's primary objective for the S&P Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected by S&P for inclusion because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. S&P makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the S&P Index to track general stock market performance.

The Equity Index Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P Index through statistical procedures. As a result, Northern does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. However, it is not anticipated that the Portfolio will invest in cash reserves, options or futures contracts and related options as part of a temporary defensive strategy such as lowering its investment in common stocks to protect against potential stock market declines. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

DIVERSIFIED GROWTH PORTFOLIO

The Diversified Growth Portfolio seeks to provide long-term capital appreciation, with income a secondary consideration. The Portfolio invests principally in common and preferred stocks and securities convertible into common stock. The Portfolio will, under normal market conditions, invest at least 65% of its assets in equity securities of domestic and foreign issuers. The Portfolio selects investments based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" below for more information.

FOCUSED GROWTH PORTFOLIO

The Focused Growth Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to the objective of capital appreciation. The Portfolio invests in common and preferred stocks and securities convertible into common stock of companies believed by Northern to have superior quality and growth characteristics. Under normal market conditions at least 65% of the Portfolio's total assets will be invested in equity securities of domestic and foreign issuers. The Portfolio selects equity securities based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. Companies in which the Portfolio invests often retain their earnings to finance current and future growth and generally pay little or no dividends. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time. The Portfolio intends to invest in the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalization in excess of $200 million.

The Portfolio may also enter into forward currency contracts and utilize options and futures contracts and related options. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the

Portfolio may also invest in various short-term obligations. See "Description of Securities and Common Investment Techniques" below for more information.

SMALL COMPANY INDEX PORTFOLIO

The Small Company Index Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell Index. Under normal market conditions, the Portfolio will invest directly or indirectly at least 80% of its total assets in the stocks included in the Russell Index. The Russell Index is a market value-weighted index comprised of the stocks of the smallest 2,000 companies in the Russell 3000 Index which is comprised of the stocks of 3,000 large U.S. domiciled companies (based on market capitalization) that represent approximately 98% of the investable U.S. equity markets. Because of its emphasis on the smallest 2,000 companies, the Russell Index represents approximately 10% of the total market capitalization of the Russell 3000 Index. As of January 31, 1997, the average market capitalization of the companies included in the Russell Index, adjusted for cross-holdings, was approximately $447 million. The Russell Index is reconstituted annually to reflect changes in market capitalization. The primary criteria used by Frank Russell & Company ("Russell") to determine the initial list of securities eligible for inclusion in the Russell 3000 Index (and, accordingly, the Russell Index) is total market capitalization adjusted for large private holdings and cross-ownership. However, companies are not selected by Russell for inclusion in the Russell Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. Russell makes no representation or warranty, implied or express, to purchasers of Portfolio units or any member of the public regarding the advisability of investing in the Portfolio or the ability of the Russell Index to track general market performance of small capitalization stocks.

The Portfolio will be constructed to have aggregate investment characteristics similar to those of the Russell Index as a whole. The Portfolio will invest in securities which will be selected on the basis of such factors as market capitalization, beta, industry sectors and economic factors. The number of issues included will be a function of the Portfolio's liquidity and size. The Portfolio will be restructured annually when the Russell Index is reconstituted.

It should be noted that small companies in which the Portfolio may invest may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger, more established companies, both because their securities typically are traded in lower volume and because the issuers typically are subject to a greater degree of changes in their earnings and prospects.

The Portfolio may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. However, it is not anticipated that the Portfolio will invest in cash reserves, options or futures contracts and related options as part of a temporary defensive strategy such as lowering its investment in common stocks to protect against potential stock market declines. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

The Portfolio requires the payment of an additional transaction fee on the purchase of units equal to 0.75% of the dollar amount invested. See "Investing--Purchase of Units" and "Investing--Redemption of Units" below for more information.

INTERNATIONAL EQUITY INDEX PORTFOLIO

The International Equity Index Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the equity securities in the EAFE Index. The EAFE Index is a broad-based market capitalization weighted index currently comprised of more than 1,100 securities in twenty countries. Fourteen European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom) constitute approximately 55% of the EAFE Index. Six Asian/Pacific countries (Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore) account for the remaining 45%. Under normal market conditions, the Portfolio will invest, directly or indirectly, at least 65% of its total assets in the securities that constitute the EAFE Index.

The International Equity Index Portfolio is managed through the use of a "passive" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the EAFE Index through statistical procedures. The Portfolio will be constructed to have aggregate investment characteristics similar to those of the EAFE Index as a whole. The proportion of assets invested in each country will approximate the weight of each country in the EAFE Index, and the Portfolio will invest in securities selected on the basis of such factors as country exposure, market capitalization, beta, industry sectors and economic factors. The number of issuers included will be a function of the Portfolio's liquidity and size.

Because the Portfolio will invest in countries according to their weights in the EAFE Index, more than 25% of the Portfolio's assets may be invested in a single country. In particular, Japan currently constitutes approximately one-third of the EAFE Index and would comprise a similar percentage of the Portfolio's assets, making the Portfolio's performance more dependent upon the political and economic circumstances in Japan than a portfolio that is more widely diversified among the issuers in different countries.

It is anticipated that, in seeking to achieve its investment objective, the Portfolio may, during the current fiscal year, invest a substantial portion of its assets in instruments such as World Equity Benchmark Shares SM issued by The Foreign Fund, Inc. ("WEBS") and similar securities of other issuers. WEBS are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specific countries. Because the expense associated with an investment in WEBS can be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, Northern believes that investments in WEBS of countries that are included in the EAFE Index can provide a cost-effective means of diversifying the Portfolio's assets across a broad range of equity securities until the Portfolio gains sufficient assets to economically invest directly in the securities included in the EAFE Index.

WEBS are listed on the American Stock Exchange (the "AMEX"), and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of WEBS on the AMEX. To date WEBS have traded at relatively modest discounts and premiums to their net asset values. However, WEBS have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of the Portfolio's units could also be substantially and adversely affected, and the Portfolio's ability to provide investment results approximating the performance of securities in the EAFE Index could be impaired. If such disruptions were to occur, the Portfolio could be required to reconsider the use of WEBS as part of its investment strategy.

The Portfolio may invest in convertible securities and may enter into forward currency contracts and utilize options, futures contracts and related options and currency swaps. The Portfolio may also purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time. In addition, the Portfolio may also invest in certain short-term fixed income securities as cash reserves. However, it is not anticipated that the Portfolio will invest in cash reserves, options or futures contracts and related options as part of a temporary defensive strategy such as lowering its investment in equity securities to protect against potential market declines. See "Description of Securities and Common Investment Techniques" and "Special Risk and Other Considerations" for more information.

The Portfolio requires the payment of an additional transaction fee on the purchase of units equal to 1.00% of the dollar amount invested. See "Investing--Purchase of Units" and "Investing--Redemption of Units" below for more information.

INTERNATIONAL GROWTH PORTFOLIO

The International Growth Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to the objective of capital appreciation. The Portfolio invests principally in common and preferred stocks and securities convertible into common stock of foreign issuers. The Portfolio will, under normal market conditions, invest directly or indirectly at least 65% of its total assets in equity securities of foreign issuers. The Portfolio selects investments based on such factors as growth of sales, return on equity, growth and consistency of earnings, financial condition, market share, product leadership and other investment criteria. The Portfolio will normally limit its equity investments to the securities of companies which together with their predecessors have been in continuous operation for at least five years and have stock market capitalizations in excess of $200 million. The Portfolio invests in securities listed on foreign and domestic securities exchanges and securities traded in foreign and domestic over-the-counter markets, and may invest in unlisted securities. Securities issued in certain countries are currently accessible to the Portfolio only through investment in other investment companies that are specifically authorized to invest in such securities.

The Portfolio will be invested at all times in the securities of issuers located in at least three different foreign countries. These countries include, but are not limited to: Argentina, Australia, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.

The Portfolio may also enter into forward currency contracts, purchase convertible bonds, and utilize options, futures contracts and currency swaps. In addition, the Portfolio may purchase warrants and rights which entitle the holder to buy equity securities at a specific price for a specific period of time. Pending investment, as a temporary defensive measure and to meet anticipated redemption requests, the Portfolio may invest, in accordance with its investment policies, in various short-term obligations, such as U.S. Government obligations, high quality money market instruments and repurchase agreements. See "Description of Securities and Common Investment Techniques" and "Special Risks and Other Considerations" below for more information.

SPECIAL RISKS AND OTHER CONSIDERATIONS

FOREIGN SECURITIES. The Short-Intermediate Bond, Bond, Balanced, Diversified Growth and Focused Growth Portfolios may, and the International Bond, International Equity Index and International Growth Portfolios will, invest directly or indirectly in the securities of foreign issuers, whether or not U.S. dollar-denominated. In addition, each such Portfolio may acquire the obligations of foreign banks and foreign branches of U.S. banks as stated below under "Description of Securities and Common Investment Techniques-- Short-Term Obligations." There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates and the interest rate environment. In addition, investment in foreign debt, or the securities of foreign governments, will subject a Portfolio to risks, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens. The performance of investments in securities denominated in a foreign currency will also depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

Investment in foreign securities also involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

In addition, there are other risks of investing in countries with emerging economies or securities markets. These countries are located in the Asia/Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

While the Portfolios' investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Portfolios are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Portfolio's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. A Portfolio's net long and short foreign currency exposure will not exceed its total asset value. To the extent that a Portfolio is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolios' respective net currency positions may expose them to risks independent of their securities positions.

Because the securities markets in the following countries are highly developed, liquid and subject to extensive regulation, the International Growth Portfolio and International Bond Portfolio may invest more than 25% of their total assets in the securities of issuers located in Japan, the United Kingdom, France, Germany or Switzerland. Because the International Equity Index Portfolio invests in countries according to their weightings in the EAFE Index, more than 25% of such Portfolio's assets may also be invested in the securities of issuers in a single country. Investment in a particular country of 25% or more of the Portfolio's total assets will make the Portfolio's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. Although the five foreign countries listed above have developed economies, they are not immune from these risks. For example, efforts by the member countries of the European Union to move toward monetary union and a single currency have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The end of the Cold War, the reunification of Germany, the accession of new Western European members to the European Union and the aspirations of Eastern European states to join and other political and social events in Europe have caused considerable economic, social and political dislocation. In addition, events in the Japanese economy, as well as political and social developments there have affected Japanese securities and currency markets, and the relationship of the Japanese yen with other currencies and with the U.S. dollar. Future political, economic and social developments in Japan and in the Asia/Pacific regional context can be expected to produce continuing effects on securities and currency markets.

DERIVATIVE INSTRUMENTS. Each Portfolio may also purchase certain "derivative" instruments. "Derivative" instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates, or indices, and include (but are not limited to) interest rate and currency swaps, futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments, including "inverse floaters"). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that a Portfolio will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. Northern will evaluate the risks presented by the derivative instruments purchased by the Portfolios, and will determine, in connection with its day-to-day management of the Portfolios, how they will be used in furtherance of the Portfolios' investment objectives. It is possible, however, that Northern's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Portfolios will, because of the risks discussed above, incur loss as a result of their investments in derivative instruments.

AVERAGE MATURITIES. The Fixed Income Portfolios will normally maintain the dollar-weighted average maturities of their portfolios within specified ranges as previously described. The maturities of certain instruments, however, such as those subject to prepayment or redemption by the issuers, are subject to estimation. There can be no assurance that the estimates used by the Fixed Income Portfolios for such instruments will, in fact, be accurate or that, if inaccurate, a Fixed Income Portfolio's dollar-weighted average maturity will remain within the specified limits.

TRACKING VARIANCE. Northern believes that under normal market conditions, the quarterly performance of the Equity Index, Small Company Index, International Equity Index and U.S. Treasury Index Portfolios, before Portfolio expenses, will be within a .95 correlation with the S&P Index, Russell Index, EAFE Index and Lehman Index, respectively. However, there is no assurance that a Portfolio will be able to do so on a consistent basis. Deviations from the performance of its designated Index ("tracking variance") may result from unitholder purchases and redemptions of units of a Portfolio that occur daily, as well as from the expenses borne by a Portfolio. Such purchases and redemptions may necessitate the purchase and sale of securities by the Portfolio and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform the Portfolio's holdings with its investment objective. Tracking variance may also occur due to factors such as the size of a Portfolio, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Portfolio's designated Index or the manner in which the Index is calculated or because the indexing and investment approach of Northern does not produce the intended goal of the Portfolio. In the event the performance of a Portfolio is not comparable to the performance of its designated Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in a Portfolio's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to unitholders possible changes to the Portfolio's investment objective.

DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

UNITED STATES GOVERNMENT OBLIGATIONS. Each Portfolio may invest, to the extent consistent with its investment policies, in a variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. Each Portfolio (other than the U.S. Treasury Index Portfolio) may also invest in other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations will therefore be regarded as illiquid.

CONVERTIBLE SECURITIES. The Short-Intermediate Bond, Bond, International Bond, Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may each acquire convertible securities. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities acquired by the Portfolios will be subject to the same rating requirements as a Portfolio's investments in its fixed income securities, or if unrated, will be of comparable quality as determined by Northern in accordance with guidelines approved by the Board of Trustees, except that a Portfolio may acquire convertible securities rated below investment grade so long as a Portfolio's investments in all non-investment grade securities does not exceed the limitations set forth below under "Non-Investment Grade Securities." The Fixed Income Portfolios will ordinarily sell units of common stock received upon conversion.

CORPORATE OBLIGATIONS. A Portfolio (other than the U.S. Government Securities and U.S. Treasury Index Portfolios) may purchase debt obligations of domestic or foreign corporations subject to the Portfolio's minimum rating requirements for purchases of debt securities. See discussion of "Investment Grade Securities" and "Non-Investment Grade Securities" below.

INVESTMENT GRADE SECURITIES. The Fixed Income and Balanced Portfolios may invest in fixed income securities of all types, and the Short-Intermediate Bond, Bond, International Bond, Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may invest a portion of their assets in convertible securities. Such securities will generally be investment grade. Investment grade securities include those securities which are rated BBB or higher by Standard and Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Duff & Phelps Credit Rating Co. ("Duff") or BBB or higher by Fitch Investors Service, Inc. ("Fitch") at the time of purchase, or if unrated, are of comparable quality as determined by Northern. Securities rated BBB by S&P, Duff or Fitch, or Baa by Moody's have certain speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. Commercial paper and other short-term obligations acquired by a Portfolio will be rated A-2 or higher by S&P, P-2 or higher by Moody's, D-2 or higher by Duff, or F-2 or higher by Fitch at the time of purchase or, if unrated, determined to be of comparable quality by Northern. Subsequent to its purchase by a Portfolio, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Northern will consider such an event in determining whether the Portfolio should continue to hold such security. In addition, certain Portfolios may acquire fixed income securities rated below investment grade when Northern believes that the investment characteristics of such securities make them desirable acquisitions. In either case, a Portfolio's total investment in non-investment grade securities will not exceed the limitations set forth below under "Non-Investment Grade Securities."

NON-INVESTMENT GRADE SECURITIES. Although the fixed income securities in which the Fixed Income Portfolios and Balanced Portfolio may invest and the convertible securities in which the Short-Intermediate Bond, Bond,

International Bond, Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may invest will normally be rated investment grade at the time of purchase, the Portfolios (other than the U.S. Government Securities and U.S. Treasury Index Portfolios) may invest in non-investment grade or convertible securities when Northern believes that the investment characteristics of such securities make them desirable in light of the Portfolios' investment objectives and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 5% of the respective total assets of the International Bond, International Growth and International Equity Index Portfolios and no more than 10% of the respective total assets of the Short-Intermediate Bond, Bond, Balanced, Diversified Growth and Focused Growth Portfolios are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency, or if unrated will be of comparable quality as determined by Northern. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that securities, including convertible securities, acquired by a Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for the securities,
(e) the impact that legislation may have on the high yield bond market (and, in turn, on a Portfolio's net asset value and investment practices), and (f) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by a Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery.

FORWARD CURRENCY EXCHANGE CONTRACTS. The Short-Intermediate Bond, Bond, International Bond, Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may enter into forward currency exchange contracts for hedging purposes and in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates or where such transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Portfolios. The International Bond and International Growth Portfolios may also enter into forward currency exchange contracts for speculative purposes (to seek to increase total return). In addition, the International Growth and International Bond Portfolios may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Northern believes that there is a pattern of correlation between the two currencies.

A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. Consequently, a Portfolio may choose to refrain from entering into such contracts. In connection with forward currency exchange contracts, the Portfolios will create a segregated account of liquid assets in accordance with applicable requirements of the Securities and Exchange Commission (the "SEC").

The International Bond Portfolio may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministries of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Portfolio may invest in securities denominated in other currency "baskets".

OPTIONS. Each Portfolio may write covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or for the purpose of earning additional income. Such options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies and may or may not be listed on a foreign or domestic securities exchange and issued by the Options Clearing Corporation. The Portfolios will not purchase put and call options in an amount that exceeds 5% of their respective net assets at the time of purchase. The aggregate value of a Portfolio's assets that will be subject to options written by the Portfolio will not exceed 25% of its net assets at the time the option is written.

In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. Put options written by a Portfolio are "secured" if the Portfolio maintains liquid assets in a segregated account with its custodian in an amount not less than the exercise price of the option at all times during the option period.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Each Portfolio will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by Northern. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Portfolio may invest in futures contracts and options on futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential unitholder redemptions, invest cash balances or dividends or minimize trading costs. The value of a Portfolio's contracts may equal or exceed 100% of its total assets, although a Portfolio will not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options entered into for other than bona fide hedging purposes is 5% or less of its total assets.

Futures contracts obligate a Portfolio, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or, in the case of the International Bond, International Growth and International Equity Index Portfolios, a stated quantity of a foreign currency. When used as a hedge, a Portfolio may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. A Portfolio may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Portfolio may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Portfolios may purchase and sell call and put options on futures contracts traded on a domestic or foreign exchange or board of trade. When a Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Portfolio sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In connection with a Portfolio's position in a futures contract or option thereon, the Portfolio will create a segregated account of liquid assets, in accordance with applicable requirements of the SEC.

The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the securities held by a Portfolio and the price of futures contracts and options;
(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses due to unanticipated market movements which are potentially unlimited; and (iv) Northern's ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors. For a further discussion see "Additional Investment Information--Futures Contracts and Related Options" and Appendix B in the Additional Statement.

The Portfolios intend to comply with the regulations of the Commodity Futures Trading Commission exempting the Portfolios from registration as a "commodity pool operator."

INTEREST RATE SWAPS, FLOORS AND CAPS AND CURRENCY SWAPS. Each Fixed Income Portfolio (other than the U.S. Treasury Index Portfolio) and the Balanced Portfolio may, in order to protect its value from interest rate fluctuations and to hedge against fluctuations in the floating rate market, enter into interest rate swaps or purchase interest rate floors or caps. The Portfolios expect to enter into these hedging transactions primarily to preserve a return or spread of a particular investment or portion of its holdings and to protect against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. In order to protect against currency fluctuations, the International Bond, International Growth and International Equity Index Portfolios may enter into currency swaps. Currency swaps involve the exchange of the rights of a Portfolio and another party to make or receive payments in specified currencies.

The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate or currency swap will be accrued on a daily basis and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Portfolio will not enter into any interest rate swap, floor or cap transaction or any currency swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either A or A-1 or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's.

SECURITIES LENDING. The Portfolios may seek additional income from time to time by lending their respective portfolio securities on a short-term basis to banks, brokers and dealers under agreements requiring that the loans be secured by collateral in the form of cash, cash equivalents, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the securities loaned. A Portfolio may not make such loans in excess of 33 1/3% of the value of the Portfolio's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned, or possible loss of rights in the collateral should the borrower of the securities become insolvent. The proceeds received by a Portfolio in connection with loans of portfolio securities may be invested in U.S. Government securities and other liquid high grade debt obligations.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a delayed-delivery or forward commitment basis involve the risk that the value of the security to be sold may increase prior to the settlement date. A Portfolio is required to hold and maintain liquid assets in a segregated account with the Portfolio's custodian until the settlement date having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Portfolio is required to hold the portfolio securities themselves in a segregated account with the custodian while the commitment is outstanding. Although the Portfolios would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Portfolios may dispose of such securities prior to settlement if Northern deems it appropriate to do so.

BORROWINGS. The Portfolios are authorized to make limited borrowings for temporary purposes to the extent described below under "Investment Restrictions." If the securities held by the Portfolios should decline in value while borrowings are outstanding, the net asset value of the Portfolios' outstanding units will decline in value by proportionately more than the decline in value suffered by the Portfolios' securities. Borrowings may be effected through reverse repurchase agreements under which the Portfolios would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a particular date and price. A Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fixed Income and Balanced Portfolios may utilize reverse repurchase agreements, which may be viewed as borrowings (or leverage), when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds of the transaction will be less than the interest expense of the reverse repurchase agreement, that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Trust's custodian containing liquid assets having a value at least equal to the repurchase price. A Portfolio may enter into reverse repurchase agreements with banks, brokers and dealers, and does not have the authority to enter into reverse repurchase agreements exceeding in the aggregate one-third of the Portfolio's total assets. See "Additional Investment Information--Investment Restrictions" in the Additional Statement.

SHORT-TERM OBLIGATIONS. Subject to each Portfolio's investment objective and policies, a Portfolio may also invest in short-term U.S. government obligations, high quality money market instruments and repurchase agreements, pending investment, to meet anticipated redemption requests, or as a temporary defensive measure. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. See "Special Risks and Other Considerations--Foreign Securities" above.

REPURCHASE AGREEMENTS. The Portfolios may agree to purchase portfolio securities from financial institutions such as banks and broker/dealers which are deemed to be creditworthy by Northern under guidelines approved by the Board of Trustees subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio in an amount that exceeds the agreed upon repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose a Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Portfolios may enter into reverse repurchase agreements which involve the sale of securities held by them, with an agreement to repurchase the securities at an agreed upon price (including interest) and date. The Portfolios will use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolios will utilize reverse repurchase agreements, which may be viewed as borrowings (or leverage), when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risks that the interest income earned from the investment of the proceeds of the transaction will be less than the interest expense of the reverse repurchase agreement, that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, a Portfolio will maintain a segregated account with the Trust's custodian containing liquid assets having a value at least equal to the repurchase price. A Portfolio may enter into reverse repurchase agreements with banks, brokers and dealers, and has the authority to enter into reverse repurchase agreements in amounts not exceeding in the aggregate one-third of the Portfolio's total assets. See "Additional Investment Information--Investment Restrictions" in the Additional Statement.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolios may also invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Unrated variable and floating rate instruments will be determined by Northern to be of comparable quality at the time of the purchase to rated instruments which may be purchased by the Portfolios.

The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolios to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Portfolios are not entitled to exercise their demand rights, and the Portfolios could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments including inverse floaters held by a Portfolio will be subject to the Portfolio's 15% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days absent a reliable trading market.

INVESTMENT COMPANIES. In connection with the management of their daily cash positions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The U.S. Treasury Index, Equity Index, Small Company Index and International Equity Index Portfolios may also invest in shares of other investment companies that are structured to seek a similar correlation to the performance of the Lehman Index, S&P Index, Russell Index or EAFE Index, respectively. The International Bond, International Growth and International Equity Index Portfolios may also purchase shares of investment companies investing primarily in foreign securities, including "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country or region. As stated above, the International Equity Index Portfolio may invest in WEBS and similar securities that invest in securities included in foreign securities indices. In addition, the Portfolios may invest in securities issued by other investment companies if otherwise consistent with their respective investment objectives and policies. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations. To the extent required by the 1940 Act and the regulations and orders of the SEC thereunder, each Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase is made, not more than 3% of the total outstanding stock of any investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act).

ILLIQUID OR RESTRICTED SECURITIES. Each Portfolio may invest up to 15% of its net assets in securities which are illiquid. Illiquid securities would generally include repurchase agreements and time deposits with notice/termination dates in excess of seven days, unlisted over-the-counter options and certain securities that are traded in the United States but are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act"), interest rate and currency swaps, stripped mortgage-backed securities ("SMBS") issued by private issuers and guaranteed investment contracts ("GICs").

If otherwise consistent with their respective investment objectives and policies, the Portfolios may purchase domestically-traded securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by Northern, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

STRIPPED OBLIGATIONS. To the extent consistent with their investment objectives, the Fixed Income and Balanced Portfolios may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other domestic and foreign obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality), foreign governments or by private issuers such as banks and other financial institutions, are issued at a discount to their "face value," and may include SMBS, which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. Each Fixed Income Portfolio (other than the U.S. Treasury Index and International Bond Portfolios) and the Balanced Portfolio may also purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) where the trust participations evidence ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. Like other stripped securities, these participations are also normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Investments by the Portfolio in such receipts will not exceed 5% of the value of the Portfolio's total assets.

BANK OBLIGATIONS. The Portfolios may invest in domestic and foreign bank obligations, including certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. Such obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation.

ASSET-BACKED SECURITIES. The U.S. Government Securities Portfolio may purchase securities that are secured or backed by mortgages and issued by an agency of the U.S. Government. The Short-Intermediate Bond, Bond, International Bond and Balanced Portfolios may purchase asset-backed securities that are secured or backed by mortgages or other assets (e.g., automobile loans, credit card receivables and other financial assets) and are issued by entities such as GNMA, FNMA, FHLMC, commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, investment banks and certain special purpose entities. Asset-backed securities acquired by such Portfolios will be rated BBB or better by S&P, Duff or Fitch, or Baa or better by Moody's at the time of purchase or, if not rated, will be determined by Northern to be of comparable quality. The Portfolios will not purchase non-mortgage asset-backed securities that are not rated by S&P, Duff, Fitch or Moody's.

Presently there are several types of mortgage-backed securities that may be acquired by the Short-Intermediate Bond, Bond, International Bond and Balanced Portfolios, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Portfolios will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of the U.S. Government Securities, Short-Intermediate Bond, Bond and International Bond Portfolios or the fixed income portion of the Balanced Portfolio, the maturity of asset-backed securities will be based on estimates of average life.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

EXCHANGE RATE-RELATED SECURITIES. The Short-Intermediate Bond, Bond, International Bond and Balanced Portfolios may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities. Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, potential illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

GUARANTEED INVESTMENT CONTRACTS. The Short-Intermediate Bond, Bond and Balanced Portfolios may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Portfolio will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by Northern. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid instruments, and will be subject to a Portfolio's limitation on investments in illiquid securities.

WARRANTS. The Balanced, Diversified Growth, Focused Growth, International Growth, Small Company Index and International Equity Index Portfolios may invest up to 5% of their respective assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The Balanced, Diversified Growth, Focused Growth and International Growth Portfolios may also purchase bonds that are issued in tandem with warrants. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITORY RECEIPTS. The Balanced, Diversified Growth, Focused Growth, International Growth and International Equity Index Portfolios may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of the underlying foreign or U.S. securities and are generally denominated in foreign currencies. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs are generally designed for use in a foreign securities exchange and over-the-counter markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities. See "Special Risks and Other Considerations--Foreign Securities" above.

Certain such institutions issuing ADRs, EDRs and GDRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same unitholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. The Balanced, Diversified Growth and Focused Growth Portfolios will limit investments in ADRs to 20% of their respective assets and will limit investments in EDRs and GDRs to 5% of their respective assets.

PAIR-OFF TRANSACTIONS. Subject to the requirements of the 1940 Act, each Fixed Income Portfolio (other than the U.S. Treasury Index Portfolio) and the Balanced Portfolio may engage in pair-off transactions involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In a pair-off transaction Northern will commit to purchase or sell a security. Then, prior to the settlement date, Northern will "pair-off" the purchase or sale with a matching sale or purchase of the same security that settles prior to, or on, the original settlement date. Profits or losses on the pair-off transaction are settled by a Portfolio's paying or receiving the difference between the purchase and sale prices from the counterparty in the transaction (which will be a bank, broker-dealer or other financial institution determined to be creditworthy by Northern).

A pair-off transaction that involves an initial sale by a Portfolio of a security that it does not own (or does not have the right to obtain at no added cost) will be considered a short sale of the security. Until the sale is paired-off as described above, the Portfolio will maintain on a daily basis a segregated account containing liquid assets at such a level that (a) the amount deposited in the account will equal the current value of the security sold short and (b) the amount deposited in the segregated account will not be less than the market value of the security at the time it was sold short. Similarly, a segregated account will be maintained for a pair-off transaction that involves an initial purchase by the Portfolio of a security on a forward commitment or when-issued basis as described more fully in the Additional Statement.

A Portfolio will not enter into a pair-off transaction that involves either a short sale or a forward commitment or when-issued purchase if, after effect is given to the sale or purchase, the total market value of all open pair-off transactions would exceed 25% of the value of the Portfolio's net assets.

Although pair-off transactions represent a strategy that will be used by Northern in attempting to earn additional income for the Portfolios resulting from short-term price movements in the securities markets, the transactions may result in losses instead. In addition, pair-off transactions may produce higher than normal portfolio turnover which may result in increased transaction costs to the Portfolios and gains from the sale of securities deemed to have been held for less than three months. Such gains must not exceed 30% of a Portfolio's gross income in a taxable year in order for the Portfolio to qualify as a regulated investment company under the Internal Revenue Code of 1986.

FIXED INCOME INVESTMENTS. Even though interest-bearing securities are investments which often offer a stable stream of income, the prices of fixed income securities will vary inversely with changes in the prevailing level of interest rates. These securities experience appreciation when interest rates decline and depreciation when interest rates rise. An investment portfolio consisting of fixed income securities will react in a similar manner. Generally, the longer the maturity of a fixed income security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. A security's rating normally depends on the likelihood that the borrower will meet each interest and principal installment on a timely basis. As a result, lower-rated bonds typically yield more than higher-rated bonds of the same maturity. Credit ratings evaluate the safety of principal and interest payments, not market risk, and rating agencies may or may not make timely changes in a rating to reflect economic or company conditions that affect a security's market value. As a result, the ratings of rating services are used by Northern only as indicators of investment quality. For a more complete discussion of ratings, see Appendix A to the Additional Statement.

PORTFOLIO TURNOVER. The portfolio turnover rate of the International Bond, International Growth and International Equity Index Portfolios will be affected by changes in country and currency weightings, as well as changes in the holdings of specific issuers and investments in issuers in smaller or emerging markets. The Trust cannot accurately predict the turnover rate for any Portfolio, which may vary from year to year. The portfolio turnover rate of each Portfolio for the last fiscal year, except the International Equity Index Portfolio which had not commenced operations, is stated above under "Financial Highlights." It is expected that the portfolio turnover rate for the International Equity Index Portfolio will not exceed 50% during the current fiscal year. High portfolio turnover (in excess of 100%) may result in the realization of short-term capital gains which are taxable to unitholders as ordinary income (see "Taxes"). In addition, high portfolio turnover rates may result in corresponding increases in brokerage commissions and other transaction costs. The Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies.

MISCELLANEOUS. The Portfolios do not intend to purchase certificates of deposit of Northern or its affiliate banks, commercial paper issued by Northern's parent holding company or other securities issued or guaranteed by Northern, its parent holding company or their subsidiaries or affiliates.

The Equity Index, Small Company Index and International Equity Index Portfolios may experience higher custody costs than other stock funds because they maintain large portfolios of securities consistent with their respective investment objectives.

INVESTMENT RESTRICTIONS

The Portfolios are subject to certain investment restrictions which, as described in more detail in the Additional Statement, are fundamental policies that cannot be changed without the approval of a majority of the outstanding units of a Portfolio. Each Portfolio (except the International Bond Portfolio) will limit its investments so that, with respect to 75% of a Portfolio's total assets, not more than 5% will be invested in the securities of any one issuer (other than U.S. Government securities or repurchase agreements collateralized by U.S. Government securities) and each Portfolio will not invest more than 25% of its total assets in the securities (other than U.S. Government securities and repurchase agreements collateralized by such securities) of issuers in any one industry. These restrictions do not apply to investments by the International Equity Index Portfolio in securities of other investment companies. In addition, each Portfolio may borrow money from banks for temporary or emergency purposes or to meet redemption requests, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings.

As a non-fundamental investment restriction that can be changed without unitholder approval, the International Bond Portfolio may not, at the end of any tax quarter, invest more than 5% of the total value of its assets in the securities of any one issuer (except U.S. Government securities), except that up to 50% of the total value of the Portfolio's assets may be invested in any securities without regard to this 5% limitation so long as no more than 25% of the total value of its assets is invested in the securities of any one issuer (except U.S. Government securities).

                               TRUST INFORMATION

BOARD OF TRUSTEES

The business and affairs of the Trust and each Portfolio are managed under the direction of the Trust's Board of Trustees. The Additional Statement contains the name of each Trustee and background information regarding the Trustees.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern, which has offices at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as investment adviser, transfer agent and custodian for each Portfolio. As transfer agent, Northern performs various administrative servicing functions, and any unitholder inquiries should be directed to it.

Northern, a member of the Federal Reserve System, is an Illinois state-chartered commercial bank and the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern was formed in 1889 with capitalization of $1 million. As of December 31, 1996, Northern Trust Corporation and its subsidiaries had approximately $21.6 billion in assets, $13.8 billion in deposits and employed over 6,900 persons.

Northern administered in various capacities (including as master trustee, investment manager or custodian) approximately $778.9 billion of assets as of December 31, 1996, including approximately $130.3 billion of assets for which Northern had investment management responsibility.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolios and placing purchase and sale orders for portfolio securities. Northern is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). As compensation for its advisory services and its assumption of related expenses, Northern is entitled to a fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of the Portfolio's respective average daily net assets). The table also reflects the advisory fees (after voluntary fee waivers) paid by the Portfolios for the fiscal year ended November 30, 1996.

                                                      MAXIMUM
                                                       ANNUAL  ADVISORY FEE PAID
                                                      ADVISORY  FOR FISCAL YEAR
                                                        FEE     ENDED 11/30/96
                                                      -------- -----------------
   U.S. Government Securities Portfolio..............   .60%         .25%
   Short-Intermediate Bond Portfolio.................   .60%         .25%
   U.S. Treasury Index Portfolio.....................   .40%         .15%
   Bond Portfolio....................................   .60%         .25%
   International Bond Portfolio......................   .90%         .70%
   Balanced Portfolio................................   .80%         .50%
   Equity Index Portfolio............................   .30%         .10%
   Diversified Growth Portfolio......................   .80%         .55%
   Focused Growth Portfolio..........................  1.10%         .80%
   Small Company Index Portfolio.....................   .40%         .20%
   International Equity Index Portfolio*.............   .50%          N/A
   International Growth Portfolio....................  1.00%         .80%

--------

* In addition, Northern has voluntarily agreed to reduce its advisory fee for the International Equity Index Portfolio to .25% of the Portfolio's average daily net assets for the current fiscal year.

The difference between the stated advisory fee and the actual advisory fees paid by the Portfolios reflects the fact that Northern did not charge the full amount of the advisory fees to which it would have been entitled.

PORTFOLIO MANAGERS

The table below sets forth information on the persons primarily responsible for the day-to-day management of the following Portfolios:

                                                  YEARS PRIMARILY           FIVE YEAR
NAME AND TITLE         PORTFOLIO                    RESPONSIBLE        EMPLOYMENT HISTORY
---------------------  -------------------------- ---------------      ------------------
Jon D. Brorson         Balanced                   Since 1996      Mr. Brorson joined Northern
Vice President         Diversified Growth                         in 1996. He was with
                       Focused Growth                             Hartline Investment Corp.
                                                                  since 1990.
Andrew C. Buchner      International Equity Index Since 1997      Mr. Buchner joined Northern
Investment Officer     Small Company Index        Since 1996      in 1992.
Susan M. French        Equity Index               Since 1996      Ms. French joined Northern
Vice President                                                    in 1986.
Robert A. LaFleur      International Growth       Since 1994      Mr. LaFleur joined Northern
Senior Vice President                                             in 1982.
Michael J. Lannan      International Bond         Since 1994      Mr. Lannan joined Northern
Vice President                                                    in 1986.
Monty M. Memler        Balanced                   Since 1993      Mr. Memler joined Northern
Vice President                                                    in 1986.
Steven Schafer         U.S. Government Securities Since 1995      Mr. Schafer joined Northern
Second Vice President                                             in 1988.
Richard Steck          U.S. Treasury Index        Since 1993      Mr. Steck joined Northern in
Vice President                                                    August 1985.
Mark J. Wirth          Short-Intermediate Bond    Since 1993      Mr. Wirth joined Northern in
Vice President         Bond                       Since 1993      1986.

Northern also receives compensation as the Trust's custodian and transfer agent under separate agreements. The fees payable by the Portfolios for these services are described in this Prospectus under "Summary of Expenses" and in the Additional Statement. Different transfer agency fees are payable with respect to the Class A, B, C and D units in the Portfolios.

ADMINISTRATOR AND DISTRIBUTOR

Goldman Sachs, 85 Broad Street, New York, New York 10004, acts as administrator and distributor for the Portfolios. As compensation for its administrative services (which include supervision with respect to the Trust's non-investment advisory operations) and the assumption of related expenses, Goldman Sachs is entitled to a fee from each Portfolio, computed daily and payable monthly, at an annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the average daily net assets of each Portfolio. No compensation is payable by the Trust to Goldman Sachs for its distribution services.

Goldman Sachs has voluntarily agreed to reduce its administration fee to .10% of each Portfolio's average daily net assets. In addition, Goldman Sachs has voluntarily agreed that if, for the current fiscal year, the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as investment adviser and transfer agent, servicing fees and extraordinary expenses, such as litigation, interest, taxes and indemnification expenses) exceeds on an annualized basis .25% of each of the International Bond, International Growth and International Equity Index Portfolios' average daily net assets and .10% of each other Portfolio's average daily net assets, it will waive a portion of its fees and/or reimburse such Portfolio for the amount of the excess. In addition, as stated under "Summary of Expenses," Northern intends to voluntarily reduce its advisory fee for the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Equity Index and International Growth Portfolios during the Trust's current fiscal year. The result of these reimbursements and fee reductions will be to increase the performance of the Portfolios during the periods for which the reimbursements and reductions are made.

UNITHOLDER SERVICING PLAN

Pursuant to a Unitholder Servicing Plan ("Servicing Plan") adopted by the Board of Trustees of the Trust, the Trust may enter into agreements ("Servicing Agreements") with banks, corporations, brokers, dealers and other financial institutions which may include Northern and its affiliates ("Servicing Agents"), under which they will render (or arrange for the rendering of) administrative support services for investors who beneficially own Class B, C and D units of each Portfolio. Beneficial owners of Class C and D units require extensive administrative support services while beneficial owners of Class B units need only some of these services. Administrative support services, which are described more fully in the Additional Statement, may include processing purchase and redemption requests from investors, placing net purchase and redemption orders with Northern acting as the Trust's transfer agent, providing necessary personnel and facilities to establish and maintain investor accounts and records, and providing information periodically to investors showing their positions in Portfolio units.

For these services, fees are payable by the Trust to Servicing Agents at an annual rate of up to .10%, .15% and .25% of the average daily net asset value of Class B units, Class C units and Class D units, respectively, held or serviced by such Servicing Agents for beneficial unitholders ("Servicing Fees"). Servicing Agents are required to provide investors with a schedule of any credits, fees or other conditions that may be applicable to the investment of their assets in Portfolio units.

Conflict of interest restrictions may apply to the receipt of compensation paid by the Trust to a Servicing Agent in connection with the investment of fiduciary funds in Portfolio units. Banks and other institutions regulated by the Office of Comptroller of the Currency, Board of Governors of the Federal Reserve System and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into Servicing Agreements.

SERVICE INFORMATION

Class A units are designed to be purchased by institutional investors or others who can obtain information about their unitholder accounts and who do not require the Transfer Agent or Servicing Agent services that are provided for Class B, C and D unitholders.

Class B units are designed to be purchased by organizations maintaining record ownership on behalf of beneficial owners where certain services of the Transfer Agent and a Servicing Agent are required that are incident to the separation of record and beneficial ownership.

Class C units are designed to be purchased by institutional investors who require certain account related services of the Transfer Agent and a Servicing Agent that are incident to the investor being the beneficial owner of units.

Class D units are designed to be purchased by investors having a relationship with an organization which requires that account related services and information be provided to the investor and organization by the Transfer Agent and a Servicing Agent.

Any person entitled to receive compensation for selling or servicing units of a Portfolio may receive different compensation with respect to one particular class of units over another in the same Portfolio.

EXPENSES

Except as set forth above and in the Additional Statement under "Additional Trust Information," each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, fees for the registration or qualification of Portfolio units under Federal or state securities laws, expenses of the organization of the Portfolio, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's unitholders and regulatory authorities, compensation and expenses of its Trustees, expenses of industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

                                   INVESTING

PURCHASE OF UNITS

Units of the Portfolios are sold on a continuous basis by the Trust's distributor, Goldman Sachs, to institutional investors that either maintain certain qualified accounts at Northern or its affiliates or invest an aggregate of at least $5 million in one or more Portfolios of the Trust. Goldman Sachs has established several procedures for purchasing Portfolio units in order to accommodate different types of institutional investors.

PURCHASE OF UNITS THROUGH QUALIFIED ACCOUNTS. Class A, B, C and D units of each Portfolio are offered to Northern, its affiliates and other institutions and organizations (the "Institutions") acting on behalf of their customers, clients, employees and others (the "Customers") and for their own account. Institutions may purchase units of a Portfolio through procedures established in connection with the requirements of their qualified accounts or through procedures set forth herein with respect to Institutions that invest directly. Institutions should contact Northern or an affiliate for further information regarding purchases through qualified accounts. There is no minimum initial investment for Institutions that maintain qualified accounts with Northern or its affiliates.

PURCHASE OF UNITS DIRECTLY FROM THE TRUST. An Institution that purchases units directly may do so by means of one of the following procedures, provided that it makes an aggregate minimum initial investment of $5 million in one or more Portfolios of the Trust:

  PURCHASE BY MAIL. An Institution desiring to purchase units of a Portfolio by mail should mail a check or Federal Reserve draft payable to the specific Portfolio together with a completed and signed new account application to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. An application will be incomplete if it does not include a corporate resolution with the corporate seal and secretary's certification within the preceding 30 days, or other acceptable evidence of authority. If an Institution desires to purchase the units of more than one Portfolio, the Institution should send a separate check for each Portfolio. All checks must be payable in U.S. dollars and drawn on a bank located in the United States. A $20 charge will be imposed if a check does not clear. The Trust may delay transmittal of redemption proceeds for units recently purchased by check until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. Cash and third party checks are not acceptable for the purchase of Trust units.

  PURCHASE BY TELEPHONE. An Institution desiring to purchase units of a Portfolio by telephone should call Northern acting as the Trust's transfer agent ("Transfer Agent") at 1-800-637-1380. Please be prepared to identify the name of the Portfolio with respect to which units are to be purchased and the manner of payment. Please indicate whether a new account is being established or an additional payment is being made to an existing account. If an additional payment is being made to an existing account, please provide the Institution's name and Portfolio Account Number. Purchase orders are effected upon receipt by the Transfer Agent of Federal funds or other immediately available funds in accordance with the terms set forth below.

  PURCHASE BY WIRE OR ACH TRANSFER. An Institution desiring to purchase units of a Portfolio by wire or ACH Transfer should call the Transfer Agent at 1-800-637-1380 for instructions if it is not making an additional payment to an existing account. An Institution that wishes to add to an existing account should wire Federal funds or effect an ACH Transfer to:

                      The Northern Trust Company
                      Chicago, Illinois
                      ABA Routing No. 0710-00152
                      (Reference 10 Digit Portfolio Account Number) (Reference Unitholder's Name)

  For more information concerning requirements for the purchase of units, call the Transfer Agent at 1-800-637-1380.

EFFECTIVE TIME OF PURCHASES. A purchase order for Portfolio units received by the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day (as defined under "Miscellaneous") will be effected on that Business Day at the net asset value determined on that day with respect to each Portfolio (other than the Small Company Index and International Equity Index Portfolios), and at the net asset value plus an additional transaction fee of .75% and 1.00% of the net asset value determined on that day with respect to the Small Company Index and International Equity Index Portfolios, respectively, provided that either: (a) the Transfer Agent receives the purchase price in Federal funds or other immediately available funds prior to 3:00 p.m., Chicago time, on the same Business Day such order is received; or (b) payment is received on the next Business Day in the form of Federal funds or other immediately available funds in a qualified account maintained by an Institution with Northern or an affiliate. Orders received after 3:00 p.m. will be effected at the next determined net asset value, provided that payment is made as provided herein. If an Institution accepts a purchase order from a Customer on a non-Business Day, the order will not be executed until it is received and accepted by the Transfer Agent on a Business Day in accordance with the foregoing procedures.

MISCELLANEOUS PURCHASE INFORMATION. Units are purchased without a sales charge imposed by the Trust. The minimum initial investment is $5 million for Institutions that invest directly in one or more investment portfolios of the Trust. The Trust reserves the right to waive this minimum and to determine the manner in which the minimum investment is satisfied. There is no minimum for subsequent investments.

The Small Company Index and International Equity Index Portfolios require the payment of an additional transaction fee on purchases of units of the Portfolios equal to 0.75% and 1.00%, respectively, of the dollar amount invested. The additional transaction fee is paid to the Portfolios, not to Goldman Sachs or Northern. It is not a sales charge. The amount applies to initial investments in the Portfolios and all subsequent purchases (including purchases made by exchange from the other Portfolios of the Trust), but not to reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with new purchases to investors making those purchases, thus protecting existing unitholders. These costs include: (1) brokerage costs; (2) market impact costs--i.e., the increase in market prices which may result when the Portfolios purchase thinly traded stocks; and, most importantly, (3) the effect of the "bid-ask" spread in the over-the-counter market. (Securities in the over-the-counter market are bought at the "ask" or purchase price, but are valued in the Portfolios at the last quoted bid price). The additional transaction fees represent Northern's estimate of the brokerage and other transaction costs which may be incurred by the Small Company Index and International Equity Index Portfolios in acquiring stocks of small capitalization or foreign companies. Without the additional transaction fee, the Portfolio would generally be selling their units at a price less than the cost to the Portfolios of acquiring the portfolio securities necessary to maintain their investment characteristics, thereby resulting in reduced investment performance for all unitholders in the Portfolios. With the additional transaction fee, the transaction costs of acquiring additional stocks are not borne by all existing unitholders, but are defrayed by the transaction fees paid by those investors making additional purchases of units. Because these transaction costs do not need to be paid out of the Portfolios' other assets, the Portfolios are expected to track their designated indices more closely.

Institutions may impose different minimum investment and other requirements on Customers purchasing units through them. Depending on the terms governing the particular account, Institutions may impose account charges such as asset allocation fees, account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the net return on an investment in a Portfolio. In addition, certain Institutions may enter into Servicing Agreements with the Trust whereby they will perform (or arrange to have performed) various administrative support services for Customers who are the beneficial owners of Class B, C and D units and receive fees from the Portfolios for such services; such fees will be borne exclusively by the beneficial owners of Class B, C and D units, respectively. See "Trust Information--Unitholder Servicing Plan." The level of administrative support services, as well as transfer agency services, required by an Institution and its Customers generally will determine whether they purchase units of Class A, B, C or D. The exercise of voting rights and the delivery to Customers of unitholder communications from the Trust will be governed by the Customers' account agreements with the Institutions. Customers should read this Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

Institutions that purchase units on behalf of Customers are responsible for transmitting purchase orders to the Transfer Agent and delivering required funds on a timely basis. An Institution will be responsible for all losses and expenses of a Portfolio as a result of a check that does not clear, an ACH transfer that is rejected, or any other failure to make payment in the time and manner described above, and Northern may redeem units from an account it maintains to protect the Portfolio and Northern against loss. The Trust reserves the right to reject any purchase order. Federal regulations require that the Transfer Agent be furnished with a taxpayer identification number upon opening or reopening an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If a number has been applied for, the number must be provided and certified within sixty days of the date of the order.

Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio. For further information about the terms of such purchases, see the Additional Statement.

In the interests of economy and convenience, certificates representing units of the Portfolios are not issued.

Institutions investing in the Portfolios on behalf of their Customers should note that state securities laws regarding the registration of dealers may differ from the interpretations of Federal law and such Institutions may be required to register as dealers pursuant to state law.

Northern may, at its own expense, provide compensation to certain dealers whose customers purchase significant amounts of units of the Trust. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees that are earned by Northern as investment adviser (after adjustments) and are attributable to units held by such customers. Such compensation will not represent an additional expense to the Trust or its unitholders, since it will be paid from assets of Northern or its affiliates.

REDEMPTION OF UNITS

REDEMPTION OF UNITS THROUGH QUALIFIED ACCOUNTS. Institutions may redeem units of a class through procedures established by Northern and its affiliates in connection with the requirements of their qualified accounts. Institutions should contact Northern or an affiliate for further information regarding redemptions through qualified accounts.

REDEMPTION OF UNITS DIRECTLY. Institutions that purchase units directly from the Trust through the Transfer Agent may redeem all or part of their Portfolio units in accordance with procedures set forth below.

  REDEMPTION BY MAIL. An Institution may redeem units by sending a written request to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. Redemption requests must be signed by a duly authorized person, and must state the number of units or the dollar amount to be redeemed and identify the Portfolio Account Number. See "Other Requirements."

  REDEMPTION BY TELEPHONE. An Institution may redeem units by placing a redemption order by telephone by calling the Transfer Agent at 1-800-637-1380. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, unitholders should follow procedures outlined above under "Redemption by Mail."

  REDEMPTION BY WIRE. If an Institution has given authorization for expedited wire redemption, units can be redeemed and the proceeds sent by Federal wire transfer to a single previously designated bank account. The minimum amount which may be redeemed by this method is $10,000. The Trust reserves the right to change or waive this minimum or to terminate the wire redemption privilege. See "Other Requirements."

  TELEPHONE PRIVILEGE. An Institution that has notified the Transfer Agent in writing of the Institution's election to redeem or exchange units by placing an order by telephone may do so by calling the Transfer Agent at 1-800-637-1380. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized. In all other cases, the unitholder will bear the risk of loss for fraudulent telephone transactions. However, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. The proceeds of redemption orders received by telephone will be sent by check, by wire or by transfer pursuant to proper instructions. All checks will be made payable to the unitholder of record and mailed only to the unitholder's address of record. See "Other Requirements." Additionally, the Transfer Agent utilizes recorded lines for telephone transactions and retains such tape recordings for six months, and will request a form of identification if such identification has been furnished to the Transfer Agent or the Trust.

  OTHER REQUIREMENTS. A change of wiring instructions and a change of the address of record may be effected only by a written request to the Transfer Agent accompanied by (i) a corporate resolution which evidences authority to sign on behalf of the Institution (including the corporate seal and secretary's certification within the preceding 30 days), (ii) a signature guarantee by a financial institution that is a participant in the Stock Transfer Agency Medallion Program ("STAMP") in accordance with rules promulgated by the SEC (a signature notarized by a notary public is not acceptable) or (iii) such other evidence of authority as may be acceptable to the Transfer Agent. A redemption request by mail will not be effective unless signed by a person authorized by the corporate resolution or other acceptable evidence of authority on file with the Transfer Agent.

EXCHANGE PRIVILEGE. Institutions and, to the extent permitted by their account agreements, Customers, may, after appropriate prior authorization, exchange Class A, B, C or D units of a Portfolio having a value of at least $1,000 for Class A, B, C or D units, respectively, of other portfolios of the Trust as to which the Institution or Customer maintains an existing account with an identical title.

Exchanges will be effected by a redemption of Class A, B, C or D units of the Portfolio held and the purchase of units of the Portfolio acquired. Customers of Institutions should contact their Institutions for further information regarding the Trust's exchange privilege and Institutions should contact the Transfer Agent as appropriate. The Trust reserves the right to modify or terminate the exchange privilege at any time upon 60 days' written notice to unitholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made.

EFFECTIVE TIME OF REDEMPTIONS AND EXCHANGES. Redemption orders of Portfolio units are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or units); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Investing--Redemption of Units--Other Requirements." Exchange orders involving the purchase of units of the Small Company Index Portfolio and International Equity Index Portfolio are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent plus an additional transaction fee equal to .75% and 1.00%, respectively, of such value. See "Purchase of Units--Miscellaneous Purchase Information" above. Exchange orders of the other Portfolios are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. If received by Northern with respect to a qualified account it maintains or the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day, a redemption request normally will result in proceeds being credited to such account or sent on the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the second Business Day after receipt in good order.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless Northern or the Transfer Agent is directed otherwise. The ACH system may be utilized for payment of redemption proceeds. Redemption of units may not be effected if a unitholder has failed to submit a completed and properly executed (with corporate resolution or other acceptable evidence of authority) new account application. If units to be redeemed were recently purchased by check, the Trust may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio.

The Trust may require any information reasonably necessary to ensure that a redemption has been duly authorized.

It is the responsibility of Institutions acting on behalf of Customers to transmit redemption orders to the Transfer Agent and to credit Customers' accounts with the redemption proceeds on a timely basis. If a Customer has agreed with a particular Institution to maintain a minimum balance in his account at such Institution and the balance in such account falls below that minimum, such Customer may be obliged to redeem all or part of his units to the extent necessary to maintain the required minimum balance.

DISTRIBUTIONS

Distributions from a Portfolio's net investment income and annualized capital gains are made as follows:

                                                 INVESTMENT INCOME
                                                     DIVIDENDS        CAPITAL
                                                -------------------    GAINS
                                                DECLARED    PAID    DISTRIBUTION
                                                --------- --------- ------------
U.S. Government Securities Portfolio...........   Monthly   Monthly   Annually
Short-Intermediate Bond Portfolio..............   Monthly   Monthly   Annually
U.S. Treasury Index Portfolio..................   Monthly   Monthly   Annually
Bond Portfolio.................................   Monthly   Monthly   Annually
International Bond Portfolio................... Quarterly Quarterly   Annually
Balanced Portfolio............................. Quarterly Quarterly   Annually
Equity Index Portfolio......................... Quarterly Quarterly   Annually
Diversified Growth Portfolio...................  Annually  Annually   Annually
Focused Growth Portfolio.......................  Annually  Annually   Annually
Small Company Index Portfolio..................  Annually  Annually   Annually
International Equity Index Portfolio...........  Annually  Annually   Annually
International Growth Portfolio.................  Annually  Annually   Annually

Dividends and distributions will reduce a Portfolio's net asset value by the amount of the dividend or distribution. All dividends and distributions are automatically reinvested (without any sales charge or additional purchase price amount) in additional units of the same Portfolio at their net asset value per unit determined on the payment date. However, a holder may elect, upon written notification to the Transfer Agent, to have dividends or capital gain distributions (or both) paid in cash or reinvested in the same class of units of another Portfolio at their net asset value per unit (plus an additional purchase price amount equal to .75% and 1.00% of the amount invested in the case of the Small Company Index Portfolio and International Equity Index Portfolio, respectively) determined on the payment date (provided the holder maintains an account in such Portfolio). Unitholders of record must make such election, or any revocation thereof, in writing to the Transfer Agent. The election will become effective with respect to dividends paid two days after its receipt by the Transfer Agent.

Net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account with respect to the International Bond, International Growth and International Equity Index Portfolios in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of the Portfolios' dividends may be treated as a return of capital, nontaxable to the extent of a unitholder's tax basis in his units.

Because of the different servicing fees and transfer agency fees payable with respect to the Class A, B, C and D units in a Portfolio, the amount of such Portfolio's net investment income available for distribution to the holders of such units will be effectively reduced by the amount of such fees. See "Unitholder Service Plan" and "Investment Adviser, Transfer Agent and Custodian" under the heading "Trust Information" in this Prospectus.

TAXES

Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally will relieve the Portfolios of liability for Federal income taxes to the extent their earnings are distributed in accordance with the Code.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Portfolio distribute to its unitholders an amount equal to at least 90% of its investment company taxable income for such year. In general, a Portfolio's investment company taxable income will be its taxable income, subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Portfolio intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to the Portfolio's unitholders who are not currently exempt from Federal income taxes whether they are received in cash or reinvested in additional units. (Federal income taxes for distributions to an IRA or other qualified retirement plan are deferred under the Code.) Such ordinary income distributions will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Portfolio from domestic corporations for the taxable year. It is not expected that any Fixed Income Portfolio distributions will qualify for the dividends received deduction for corporations.

Substantially all of each Portfolio's net realized long-term capital gains will be distributed at least annually to its unitholders. The Portfolios generally will have no tax liability with respect to such gains and the distributions will be taxable to Portfolio unitholders who are not currently exempt from Federal income taxes as long-term capital gains, regardless of how long the unitholders have held the units and whether such gains are received in cash or reinvested in additional units. Unitholders should note that, upon sale or exchange of Portfolio units, if the unitholder has not held such units for more than six months, any loss on the sale or exchange of those units will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the units.

Dividends declared in October, November or December of any year payable to unitholders of record on a specified date in such months will be deemed for Federal tax purposes to have been paid by the Portfolio and received by the unitholders on December 31 of such year if such dividends are paid during January of the following year.

An investor considering buying units of a Portfolio on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a unitholder upon the redemption, transfer or exchange of units of a Portfolio depending upon the tax basis and their price at the time of redemption, transfer or exchange.

It is expected that dividends and certain interest income earned by the International Bond, International Growth and International Equity Index Portfolios from foreign securities will be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolios' total assets at the close of any taxable year consists of debt securities, stock or securities of foreign corporations, the Portfolios may elect, for Federal income tax purposes, to treat certain foreign taxes paid by them, including generally any withholding taxes and other foreign income taxes, as paid by their unitholders. Should the Portfolios make this election, the amount of such foreign taxes paid by the Portfolios will be included in their unitholders' income pro rata (in addition to taxable distributions actually received by them), and such unitholders will be entitled either (a) to credit their proportionate amounts of such taxes against their Federal income tax liabilities, or (b) to deduct such proportionate amounts from their Federal taxable income under certain circumstances.

If the International Bond, International Growth and International Equity Index Portfolios invest in certain "passive foreign investment companies" ("PFICs"), they will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such investments, even if they distribute such income to their unitholders. If a Portfolio elects to treat the PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form, a Portfolio would instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether such income is received, and such amounts would be subject to the various distribution requirements described above. In addition, a Portfolio may be permitted in the future to elect instead to recognize any appreciation in the PFIC shares that it owns by marking them to market as of the last Business Day of each taxable year (and on certain other dates prescribed in the Code). Again, gain recognized under this "mark-to-market" approach would be subject to the various distribution requirements described above, even if no cash is received currently from the PFIC investment.

Unitholders of record will be advised by the Trust at least annually as to the Federal income tax consequences of distributions made to them each year.

The foregoing discussion summarizes some of the important Federal tax considerations generally affecting the Portfolios and their unitholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolios should consult their tax advisers with specific reference to their own Federal, state and local tax situation.

                                NET ASSET VALUE

The net asset value per unit of each Portfolio for purposes of pricing purchase and redemption orders is calculated by Northern as of 3:00 p.m., Chicago Time, on each Business Day. Net asset value per unit of a particular class in a Portfolio is calculated by dividing the value of all securities and other assets belonging to a Portfolio that are allocated to such class, less the liabilities charged to that class, by the number of the outstanding units of that class.

U.S. and foreign investments held by a Portfolio are valued at the last quoted sales price on the exchange on which such securities are primarily traded, except that securities listed on an exchange in the United Kingdom are valued at the average of the closing bid and ask prices. If any securities listed on a U.S. securities exchange are not traded on a valuation date, they will be valued at the last quoted bid price. If securities listed on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted trade price. Securities which are traded in the U.S. over-the-counter markets are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are valued at the last sales price, except that such securities traded in the United Kingdom are valued at the average of the closing bid and ask prices. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value. Securities may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

                            PERFORMANCE INFORMATION

The performance of a class of units of a Portfolio may be compared to those of other mutual funds with similar investment objectives and to bond, stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of units may be compared to data prepared by Lipper Analytical Services, Inc. or other independent mutual fund reporting services. In addition, the performance of a class may be compared to the Lehman Brothers Government Bond Index (or its two components, the Treasury Bond Index and the Agency Bond Index), the Lehman Brothers Corporate Bond Index, S&P Index, S&P/Barra Growth Index, the Russell Index, the EAFE Index, the Consumer Price Index or other unmanaged stock and bond indices, including, but not limited to, the J.P. Morgan Non-U.S. Government Bond Index, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industry companies listed on the New York Stock Exchange, and the EAFE Index. Performance data as reported in national financial publications such as Money Magazine, Morningstar, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of units of a Portfolio.

The Portfolios calculate their total returns for each class of units on an "average annual total return" basis for various periods from the dates the respective Portfolios commenced investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of units may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the units and assume that any dividends and capital gain distributions made by the Portfolio with respect to a class during the period are reinvested in the units of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been more or less than the average for the entire period. The Portfolios may also advertise from time to time the total return of one or more classes of units on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

The yield of a class of units in the Fixed Income Portfolios and the Balanced Portfolio is computed based on the net income of such class during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, a Portfolio's yield for a class of units is computed by dividing the per unit net income for the class during a 30-day (or one month) period by the net asset value per unit on the last day of the period and annualizing the result on a semi-annual basis.

The Small Company Index and International Equity Index Portfolios may advertise total return data without reflecting the .75% and 1.00% portfolio transaction fee, respectively, if, in accordance with the rules of the SEC, they are accompanied by average annual total return data reflecting this fee. Quotations which do not reflect the fee will, of course, be higher than quotations which do.

Because of the different servicing fees and transfer agency fees payable with respect to the Class A, B, C and D units in a Portfolio, the performance of such units will be effectively reduced by the amount of such fees. For example, because Class A units bear the lowest servicing and transfer agency fees, the return of Class A units will be more than the return of other classes of units of the same Portfolio. See "Unitholder Servicing Plan" and "Investment Adviser, Transfer Agent and Custodian" under the heading "Trust Information" in this Prospectus.

The performance of each class of units of the Portfolios is based on historical earnings, will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in a class will fluctuate so that a unitholder's units, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Total return data should also be considered in light of the risks associated with a Portfolio's composition, quality, maturity, operating expenses and market conditions. Any fees charged by Institutions directly to their Customer accounts in connection with investments in a Portfolio will not be included in calculations of performance data.

                                 ORGANIZATION

The Trust was formed as a Massachusetts business trust on July 15, 1982 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. As of the date of this Prospectus, the Trust offers seventeen separate series of units of beneficial interest representing interests in seventeen investment portfolios, twelve of which are described in this Prospectus; the other series of units are described in separate prospectuses. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Board of Trustees has classified four subseries (sometimes referred to as "Classes") of units in each Portfolio: the Class A units, Class B units, Class C units and Class D units. Each unit of a Portfolio is without par value, represents an equal proportionate interest in that Portfolio with each other unit of its class in that Portfolio and is entitled to such dividends and distributions earned on such Portfolio's assets as are declared in the discretion of the Board of Trustees.

The Trust's unitholders are entitled to one vote for each full unit held and proportionate fractional votes for fractional units held. Each series entitled to vote on a matter will vote thereon in the aggregate and not by series, except as otherwise required by law or when the matter to be voted on affects only the interests of unitholders of a particular series. The Additional Statement gives examples of situations in which the law requires voting by series. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate units of the Trust may elect all of the Trustees irrespective of the vote of the other unitholders. In addition, holders of each of the Class A, B, C and D units representing interests in the same Portfolio have equal voting rights except that only units of a particular class within the Portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

As of March 1, 1997, Northern possessed sold or shared voting or investment power for its customer accounts with respect to more than 50% of the outstanding units of the Trust.

The Trust does not presently intend to hold annual meetings of unitholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of unitholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding units. To the extent required by law, the Trust will assist in unitholder communications in connection with such a meeting.

The Trust Agreement provides that each unitholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

                                 MISCELLANEOUS

The address of the Trust is 4900 Sears Tower, Chicago, Illinois 60606 and the telephone number is (800) 621-2550.

As used in this Prospectus, the term "Business Day" refers to each day when Northern and the New York Stock Exchange are open, which is Monday through Friday, except for holidays observed by Northern and/or the Exchange. For 1997 the holidays of Northern and/or the Exchange are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas Day. On those days when Northern or the Exchange closes early as a result of unusual weather or other circumstances, the right is reserved to advance the time on that day by which purchase and redemption requests must be received. In addition, on any Business Day when the Public Securities Association (PSA) recommends that the securities markets close early, the Portfolios reserve the right to cease or to advance the deadline for accepting purchase and redemption orders for same Business Day credit up to one hour before the PSA recommended closing time. Purchase and redemption requests received after the advanced closing time will be effected on the next Business Day.

                             ---------------------

The U.S. Treasury Index Portfolio is not sponsored, endorsed, sold or promoted by Lehman, nor does Lehman guarantee the accuracy and/or completeness of the Lehman Index or any data included therein. Lehman makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the Lehman Index or any data included therein. Lehman makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the Lehman Index or any data included therein.

                             ---------------------

The Equity Index Portfolio is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P Index or any data included therein.

                             ---------------------

The International Equity Index Portfolio is not sponsored, endorsed, sold or promoted by MSCI, nor does MSCI guarantee the accuracy and/or completeness of the EAFE Index or any data included therein. MSCI makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the EAFE Index or any data included therein. MSCI makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the EAFE Index or any data included therein.

                             ---------------------

The Small Company Index Portfolio is not sponsored, endorsed, sold or promoted by Russell, nor does Russell guarantee the accuracy and/or completeness of the Russell Index or any data included therein. Russell makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, any person or any entity from the use of the Russell Index or any data included therein. Russell makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Russell Index or any data included therein.

                             ---------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian:
The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor:
Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

The
Benchmark
Funds

The

Short Duration Portfolio



PROSPECTUS
APRIL 1, 1997

                              THE BENCHMARK FUNDS
                    (Advised by The Northern Trust Company)

                             -------------------


THE NORTHERN TRUST COMPANY           INVESTMENT ADVISER, TRANSFER AGENT AND
50 S. LaSalle Street                 CUSTODIAN
Chicago, Illinois 60675
312-630-6000


This Prospectus describes the Short Duration Portfolio (the "Portfolio") offered by The Benchmark Funds (the "Trust") to institutional investors. The Short Duration Portfolio seeks a high level of total return through active management techniques while preserving capital and maintaining liquidity by investing in a broad range of investment grade, fixed income instruments and maintaining a maximum dollar-weighted average maturity of 12 months.


The Portfolio is advised by The Northern Trust Company ("Northern"). Units of the Portfolio are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments.



This Prospectus provides information about the Portfolio that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, a Statement of Additional Information (the "Additional Statement") dated April 1, 1997, is available upon request without charge by writing to the Trust's distributor, Goldman, Sachs & Co. ("Goldman Sachs"), 4900 Sears Tower, Chicago, Illinois 60606 or by calling 1-800-621-2550.


UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 The date of this Prospectus is April 1, 1997.

                                     INDEX

                                    PAGE
                                    ----
SUMMARY OF EXPENSES                   3
-------------------
FINANCIAL HIGHLIGHTS                  4
--------------------
INVESTMENT INFORMATION                5
----------------------
 Introduction                         5
 Special Risks and Other Considera-
  tions                               6
 Description of Securities and
  Investment Techniques               7
 Investment Restrictions             16
TRUST INFORMATION                    17
-----------------
 Board of Trustees                   17
 Investment Adviser, Transfer Agent
  and Custodian                      17

                               PAGE
                               ----
 Portfolio Managers             17
 Administrator and Distributor  18
INVESTING                       19
---------
 Purchase of Units              19
 Redemption of Units            21
 Distributions                  23
 Taxes                          23
NET ASSET VALUE                 24
---------------
PERFORMANCE INFORMATION         25
-----------------------
ORGANIZATION                    26
------------
MISCELLANEOUS                   27
-------------

                              SUMMARY OF EXPENSES

The following table sets forth certain information regarding the unitholder transaction expenses imposed by the Trust and the annualized operating expenses the Portfolio incurred during the Trust's last fiscal year. Hypothetical examples based on the table are also shown.

                                                                SHORT DURATION
                                                                  PORTFOLIO
                                                                --------------
Unitholder Transaction Expenses
 Maximum Sales Charge Imposed on Purchases.....................      None
 Deferred Sales Charge Imposed on Reinvested Distributions.....      None
 Deferred Sales Charge Imposed on Redemptions..................      None
 Redemption Fees...............................................      None
 Exchange Fees.................................................      None
Annual Operating Expenses After Expense Reimbursements and Fee
 Reductions (as a percentage of average daily net assets).
 Management Fees After Fee Reductions(1).......................      .15%
 12b-1 Fees....................................................      None
 Other Expenses After Expense Reimbursements and Fee
  Reductions(2)................................................      .10%
                                                                     ----
   Total Operating Expenses(1,2)...............................      .25%
                                                                     ====
Example of Expenses. Based on the foregoing table, you would pay the following expenses on a hypothetical $1,000
 investment, assuming a 5% annual return and redemption at the end of each time period:
 One Year......................................................        $3
 Three Years...................................................        $8
 Five Years....................................................       $14
 Ten Years.....................................................       $32

----------

(1) For the fiscal year ended November 30, 1996, Northern voluntarily reduced its advisory fee for the Short Duration Portfolio to .15% of the Portfolio's average daily net assets (advisory fees are otherwise payable at the annual rate of .40% of the Portfolio's average daily net assets). Goldman Sachs has voluntarily agreed to reimburse expenses for the Portfolio to the extent that, in any fiscal year, the sum of the Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as adviser and certain other expenses) exceeds on an annualized basis .10% of the Portfolio's average daily net assets for such fiscal year. The expense information in the table has, accordingly, been presented to reflect these fee reductions and reimbursements.

(2) Without the undertakings of Northern and Goldman Sachs, to voluntarily reduce the Portfolio's advisory fees and other expenses, respectively, for the fiscal year ended November 30, 1996, "Other Expenses" in the foregoing table would have been .41% and the total operating expenses would have been .81%.


THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS UNITHOLDER TRANSACTION AND OPERATING EXPENSES OF THE PORTFOLIO THAT UNITHOLDERS BEAR DIRECTLY OR INDIRECTLY. IT DOES NOT, HOWEVER, REFLECT ANY CHARGES WHICH MAY BE IMPOSED BY NORTHERN, ITS AFFILIATES AND CORRESPONDENT BANKS AND OTHER INSTITUTIONS ON THEIR CUSTOMERS AS DESCRIBED UNDER "INVESTING--PURCHASE OF UNITS." THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

-------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS

The following data have been audited by Ernst & Young LLP, independent auditors, as indicated in their report incorporated by reference into the Additional Statement from the annual report to unitholders for the fiscal year ended November 30, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains additional performance information and is available upon request and without charge by calling the telephone number or writing to the address on the first page of this Prospectus.

For the Years Ended November 30,

                                              SHORT DURATION PORTFOLIO
                                         -------------------------------------
                                          1996      1995      1994    1993 (a)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $  9.99  $   9.97  $  10.03  $  10.00
Income (loss) from investment opera-
 tions:
 Net investment income                      0.53      0.59      0.40      0.14
 Net realized and unrealized gain (loss)
  on
  investments and foreign currency
  transactions                                --      0.01     (0.05)     0.03
-------------------------------------------------------------------------------
Total income from investment operations     0.53      0.60      0.35      0.17
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                     (0.53)    (0.58)    (0.40)    (0.14)
 Net realized gain on investments             --        --     (0.01)       --
-------------------------------------------------------------------------------
Total distributions to unitholders         (0.53)    (0.58)    (0.41)    (0.14)
-------------------------------------------------------------------------------
Net increase (decrease)                       --      0.02     (0.06)     0.03
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $  9.99  $   9.99  $   9.97  $  10.03
-------------------------------------------------------------------------------
Total return (b)                            5.45%     6.14%     3.64%     1.73%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimburse-
  ments                                     0.25%     0.25%     0.25%     0.32%
 Expenses, before waivers and
  reimbursements                            0.81%     0.80%     0.77%     0.50%
 Net investment income, net of waivers
  and reimbursements                        5.30%     5.80%     3.93%     3.00%
 Net investment income, before waivers
  and reimbursements                        4.74%     5.25%     3.41%     2.82%
Portfolio turnover rate                   828.58% 1,272.21% 1,364.00%   434.32%
Net assets at end of period (in thou-
 sands)                                  $41,813  $ 45,473  $ 89,803  $186,765
-------------------------------------------------------------------------------

(a) Commenced investment operations on June 2, 1993.

(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.

(c) Annualized for periods less than a full year.

                            INVESTMENT INFORMATION

INTRODUCTION

The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Portfolio consists of a separate pool of assets with the investment objective and policies described below. The Portfolio is classified as a diversified investment company. Northern serves as investment adviser, transfer agent and custodian. Goldman Sachs serves as distributor and administrator. The investment objective of the Portfolio may not be changed without the vote of the majority of the outstanding units of the Portfolio. Except as expressly noted below, however, the Portfolio's investment policies may be changed without a vote of unitholders.

In pursuing its objective, the Short Duration Portfolio invests in a broad range of fixed income instruments and seeks capital appreciation from increases that may occur in the market price of such instruments. Although there are no maturity limitations with respect to individual instruments acquired by the Portfolio, the Portfolio's dollar-weighted average portfolio maturity will not exceed twelve months and the Portfolio's maximum duration will be twelve months. The Portfolio will invest primarily in fixed income securities of all types and in any proportion that are rated investment grade at the time of purchase.

The Portfolio is designed for investors who seek higher returns than those typically offered by money market funds and who are willing to accept a variable unit value to achieve that objective. Because the Portfolio is not a money market fund which seeks to maintain a stable net asset value, the unit value of the Portfolio will fluctuate so that units, when redeemed, may be worth more or less than their original cost. Investors should note that, consistent with its investment objective, the Portfolio may enter into repurchase agreements and securities loans, invest in asset-backed securities, convertible securities, options, futures and interest rate swaps, including interest rate floors and caps, engage in pair-off transactions and make limited investments in illiquid securities and securities issued by other investment companies. The obligations of a foreign issuer will not be purchased by the Portfolio if, as a result of the purchase, more than 20% of the total assets of the Portfolio will be invested in the obligations of issuers within a single foreign country. The Portfolio is also authorized to enter into reverse repurchase agreements in an aggregate amount not exceeding one third of its total assets for investment leveraging purposes. These investment practices involve investment risks of varying degrees, including the possibility of relatively high transaction costs, the possibility that management techniques used for the Portfolio will result in losses rather than additional income, and risks associated with foreign investments and with compliance with tax requirements applicable to the Portfolio. In general, the market value of fixed income obligations held by the Portfolio and, consequently, the Portfolio's net asset value per unit can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of the Portfolio will tend to be higher than prevailing market rates and, in periods of rising interest rates, the yield will tend to be somewhat lower. The Portfolio may also invest in foreign instruments that are denominated in U.S. dollars. See "Special Risk Considerations -- Foreign Securities."

The Portfolio expects to experience a very high portfolio turnover rate because it invests significantly in shorter-term instruments in order to maintain a dollar-weighted average portfolio maturity that does not exceed twelve months and because it seeks a high level of total return through active management techniques. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio and ultimately by its unitholders. High portfolio turnover may result in the realization of substantial net capital gains; to the extent net capital gains are realized, distributions resulting from such gains may be ordinary income for Federal income tax purposes. (See "Investing--Taxes").

The Portfolio's expected high turnover rate could cause the Portfolio to realize gains in excess of the restrictions imposed by the Internal Revenue Code of 1986. These restrictions require that less than 30% of the Portfolio's gross income in each taxable year may be derived from sales or other dispositions of securities held for less than three months. If this requirement is not satisfied, the Portfolio would not qualify for the special Federal tax treatment allowed to a regulated investment company. The Portfolio intends to monitor its compliance with this requirement.

The Portfolio's duration is a measure of its price sensitivity, including expected cash flow and mortgage prepayments under a wide range of interest rate scenarios. The maturity of a security measures only the time until final payment is due; it does not take into account the pattern of a security's cash flows over time, including how cash flow is affected by prepayments and by changes in interest rates. In computing the duration of the Portfolio, Northern will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as option-adjusted duration. Northern may use the following techniques to lengthen or shorten the option-adjusted duration of the
Portfolio: the acquisition of debt obligations at a premium or discount; interest rate swaps; and interest rate futures and options on such futures.

The Portfolio may enter into interest rate swaps and may invest in options and futures contracts and related options. The Portfolio may also invest in certain short-term fixed income securities as cash reserves. See "Description of Securities and Investment Techniques" below for more information.



SPECIAL RISKS AND OTHER CONSIDERATIONS

FOREIGN SECURITIES. The Portfolio may invest directly in U.S. dollar-denominated securities of foreign issuers. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. Foreign securities are sensitive to changes in interest rates and the interest rate environment. In addition, investment in foreign debt, or the securities of foreign governments, will subject the Portfolio to risks, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

Investment in foreign securities also involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

In addition, there are other risks of investing in countries with emerging economies or securities markets. These countries are located in the Asia/Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.




DERIVATIVE INSTRUMENTS. The Portfolio may also purchase certain "derivative" instruments. "Derivative" instruments are instruments that derive value from the performance of underlying assets, interest rates or indices, and include (but are not limited to) interest rate swaps, futures contracts, options and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments, including "inverse floaters"). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Portfolio will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. Northern will evaluate the risks presented by the derivative instruments purchased by the Portfolio, and will determine, in connection with its day-to-day management of the Portfolio, how they will be used in furtherance of the Portfolio's investment objectives. It is possible, however, that Northern's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Portfolio will, because of the risks discussed above, incur loss as a result of its investments in derivative instruments.

AVERAGE MATURITIES. The Portfolio will normally maintain a dollar-weighted average maturity within the range previously specified. The maturities of certain instruments, however, such as those subject to prepayment or redemption by the issuers, are subject to estimation. There can be no assurance that the estimates used by the Portfolio for such instruments will, in fact, be accurate or that, if inaccurate, the Portfolio's dollar-weighted average maturity will remain within the specified limits.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

UNITED STATES GOVERNMENT OBLIGATIONS. The Portfolio may invest, to the extent consistent with its investment policies, in a variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. The Portfolio may also invest in other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S.

Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations will therefore be regarded as illiquid.

CONVERTIBLE SECURITIES. The Portfolio may acquire convertible securities. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities acquired by the Portfolio will be subject to the same rating requirements as the Portfolio's investments in its fixed income securities, or if unrated, will be of comparable quality as determined by Northern in accordance with guidelines approved by the Board of Trustees, except that the Portfolio may acquire convertible securities rated below investment grade so long as the Portfolio's investments in all non-investment grade securities do not exceed the limitations set forth below under "Non-Investment Grade Securities." The Portfolio will ordinarily sell units of common stock received upon conversion.

INVESTMENT GRADE SECURITIES. The Portfolio may invest in fixed income securities of all types. Such securities will be investment grade. Investment grade securities include those securities which are rated BBB or higher by Standard and Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's"), BBB or higher by Duff & Phelps Credit Rating Co. ("Duff") or BBB or higher by Fitch Investors Service, Inc. ("Fitch") at the time of purchase, or if unrated, are of comparable quality as determined by Northern. Securities rated BBB by S&P, Duff or Fitch, or Baa by Moody's have certain speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. Commercial paper and other short-term obligations acquired by the Portfolio will be rated A-2 or higher by S&P, P-2 or higher by Moody's, D-2 or higher by Duff, or F-2 or higher by Fitch at the time of purchase or, if unrated, determined to be of comparable quality by Northern. Subsequent to its purchase by the Portfolio, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Northern will consider such an event in determining whether the Portfolio should continue to hold such security.





OPTIONS. The Portfolio may write covered call options, buy put options, buy call options and write secured put options for hedging purposes or for the purpose of earning additional income. Such options may relate to particular securities, foreign or domestic securities indices, or financial instruments and may or may not be listed on a foreign or domestic securities exchange and issued by the Options Clearing Corporation. The Portfolio will not purchase put and call options in an amount that exceeds 5% of its net assets at the time of purchase. The aggregate value of the Portfolio's assets that will be subject to options written by the Portfolio will not exceed 25% of its net assets at the time the option is written.

In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held by it. For a call option on an index, the option is covered if the Portfolio maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if the Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. Put options written by the Portfolio are "secured" if the Portfolio maintains liquid assets in a segregated account with its custodian in an amount not less than the exercise price of the option at all times during the option period.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Portfolio will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by Northern. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

FUTURES CONTRACTS AND RELATED OPTIONS. The Portfolio may invest in futures contracts and options on futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential unitholder redemptions, invest cash balances or dividends or minimize trading costs. The value of the Portfolio's contracts may equal or exceed 100% of its total assets, although the Portfolio will not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options entered into for other than bona fide hedging purposes is 5% or less of its total assets.

Futures contracts obligate the Portfolio, at maturity, to take or make delivery of certain domestic or foreign securities or the cash value of a securities index. When used as a hedge, the Portfolio may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Portfolio may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Portfolio may purchase a futures contract in anticipation of purchases of securities. In addition, the Portfolio may utilize futures contracts as a hedge in anticipation of changes in the composition of its portfolio holdings.

The Portfolio may purchase and sell call and put options on futures contracts traded on a domestic or foreign exchange or board of trade. When the Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In connection with the Portfolio's position in a futures contract or option thereon, the Portfolio will create a segregated account of liquid assets, or will otherwise cover its position in accordance with applicable requirements of the SEC.

The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the securities held by the Portfolio and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;
(iii) losses due to unanticipated market movements which are potentially unlimited; and (iv) Northern's ability to predict correctly the direction of securities prices, interest rates and other economic factors. For a further discussion see "Additional Investment Information--Futures Contracts and Related Options" and Appendix B in the Additional Statement.

The Portfolio intends to comply with the regulations of the Commodity Futures Trading Commission exempting the Portfolio from registration as a "commodity pool operator."

INTEREST RATE SWAPS, FLOORS AND CAPS. The Portfolio may, in order to protect its value from interest rate fluctuations and to hedge against fluctuations in the floating rate market, enter into interest rate swaps or purchase interest rate floors or caps. The Portfolio expects to enter into these hedging transactions primarily to preserve a return or spread of a particular investment or portion of its holdings and to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. The Portfolio will not enter into any interest rate swap, floor or cap transaction unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either A or A-1 or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's.

SECURITIES LENDING. The Portfolio may seek additional income from time to time by lending its portfolio securities on a short-term basis to banks, brokers and dealers under agreements requiring that the loans be secured by collateral in the form of cash, cash equivalents, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the securities loaned. The

Portfolio may not make such loans in excess of 33 1/3% of the value of the Portfolio's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned, or possible loss of rights in the collateral should the borrower of the securities become insolvent. The proceeds received by the Portfolio in connection with loans of portfolio securities may be invested in U.S. Government securities and other liquid high grade debt obligations.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Conversely, securities sold on a delayed-delivery or forward commitment basis involve the risk that the value of the security to be sold may increase prior to the settlement date. The Portfolio is required to hold and maintain liquid assets in a segregated account with the Portfolio's custodian until the settlement date having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Portfolio is required to hold the portfolio securities themselves in a segregated account with the custodian while the commitment is outstanding. Although the Portfolio would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Portfolio may dispose of such securities prior to settlement if Northern deems it appropriate to do so.

BORROWINGS. The Portfolio is authorized to make limited borrowings for temporary purposes to the extent described below under "Investment Restrictions." If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding units will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. Borrowings may be effected through reverse repurchase agreements under which the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolio may utilize reverse repurchase agreements, which may be viewed as borrowings (or leverage), when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds of the transaction will be less than the interest expense of the reverse repurchase agreement, that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Trust's custodian containing liquid assets having a value at least equal to the repurchase price. The Portfolio may enter into reverse repurchase agreements with banks, brokers and dealers, and does not have the authority to enter into reverse repurchase agreements exceeding in the aggregate one-third of the Portfolio's total assets. See "Additional Investment Information--Investment Restrictions" in the Additional Statement.

SHORT-TERM OBLIGATIONS. The Portfolio may also invest in short-term U.S. government obligations, high quality money market instruments and repurchase agreements, pending investment, to meet anticipated redemption requests, or as a temporary defensive measure. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. See "Special Risks and Other Considerations--Foreign Securities" above.

REPURCHASE AGREEMENTS. The Portfolio may agree to purchase portfolio securities from financial institutions such as banks and broker/dealers which are deemed to be creditworthy by Northern under guidelines approved by the Board of Trustees subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Portfolio in an amount that exceeds the agreed upon repurchase price (including accrued interest). Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolio may also invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Unrated variable and floating rate instruments will be determined by Northern to be of comparable quality at the time of the purchase to rated instruments which may be purchased by the Portfolio.

The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments including inverse floaters held by the Portfolio will be subject to the Portfolio's 15% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days absent a reliable trading market.

INVESTMENT COMPANIES. In connection with the management of its daily cash positions, the Portfolio may invest in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. In addition, the Portfolio may invest in securities issued by other investment companies if otherwise consistent with its investment objective and policies. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations. To the extent required by the 1940 Act and the regulations and orders of the SEC thereunder, the Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase is made, not more than 3% of the total outstanding stock of any investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940
Act).

ILLIQUID OR RESTRICTED SECURITIES. The Portfolio may invest up to 15% of its net assets in securities which are illiquid. Illiquid securities would generally include repurchase agreements and time deposits with notice/termination dates in excess of seven days, unlisted over-the-counter options and certain securities that are traded in the United States but are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act"), interest rate swaps, stripped mortgage-backed securities ("SMBS") issued by private issuers and guaranteed investment contracts ("GICs").

The Portfolio may purchase domestically-traded securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by Northern, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

STRIPPED OBLIGATIONS. To the extent consistent with its investment objective, the Portfolio may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other domestic and foreign obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality), foreign governments or private issuers such as banks and other financial institutions, are issued at a discount to their "face value," and may include SMBS, which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. The Portfolio may also purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) where the trust participations evidence ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. Like other stripped securities, these participations are also normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Investments by the Portfolio in such receipts will not exceed 5% of the value of the Portfolio's total assets.

CORPORATE OBLIGATIONS. The Portfolio may purchase debt obligations of domestic or foreign corporations that are rated investment grade by at least one major rating agency, or if unrated will be of comparable quality as determined by Northern.

BANK OBLIGATIONS. The Portfolio may invest in domestic and foreign bank obligations, including certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. Such obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

ASSET-BACKED SECURITIES. The Portfolio may purchase asset-backed securities that are secured or backed by mortgages or other assets (e.g., automobile loans, credit card receivables and other financial assets) and are issued by entities such as GNMA, FNMA, FHLMC, commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, investment banks and certain special purpose entities. Asset-backed securities acquired by the Portfolio will be rated BBB or better by S&P, Duff or Fitch, or Baa or better by Moody's at the time of purchase or, if not rated, will be determined by Northern to be of comparable quality. The Portfolio will not purchase non-mortgage asset-backed securities that are not rated by S&P, Duff, Fitch or Moody's.

Presently there are several types of mortgage-backed securities that may be acquired by the Portfolio, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Portfolio will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

EXCHANGE RATE-RELATED SECURITIES. The Portfolio may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities. Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, potential illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Portfolio will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by Northern. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid instruments, and will be subject to the Portfolio's limitation on investments in illiquid securities.

PAIR-OFF TRANSACTIONS. Subject to the requirements of the 1940 Act, the Portfolio may engage in pair-off transactions involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In a pair-off transaction Northern will commit to purchase or sell a security. Then, prior to the settlement date, Northern will "pair-off" the purchase or sale with a matching sale or purchase of the same security that settles prior to, or on, the original settlement date. Profits or losses on the pair-off transaction are settled by the Portfolio's paying or receiving the difference between the purchase and sale prices from the counterparty in the transaction (which will be a bank, broker-dealer or other financial institution determined to be creditworthy by Northern).

A pair-off transaction that involves an initial sale by the Portfolio of a security that it does not own (or does not have the right to obtain at no added cost) will be considered a short sale of the security. Until the sale is paired-off as described above, the Portfolio will maintain on a daily basis a segregated account containing liquid assets at such a level that (a) the amount deposited in the account will equal the current value of the security sold short and (b) the amount deposited in the segregated account will not be less than the market value of the security at the time it was sold short. Similarly, a segregated account will be maintained for a pair-off transaction that involves an initial purchase by the Portfolio of a security on a forward commitment or when-issued basis as described more fully in the Additional Statement.

The Portfolio will not enter into a pair-off transaction that involves either a short sale or a forward commitment or when-issued purchase if, after effect is given to the sale or purchase, the total market value of all open pair-off transactions would exceed 25% of the value of the Portfolio's net assets.

Although pair-off transactions represent a strategy that will be used by Northern in attempting to earn additional income for the Portfolio resulting from short-term price movements in the securities markets, the transactions may result in losses instead. In addition, pair-off transactions may produce higher than normal portfolio turnover which may result in increased transaction costs to the Portfolio and gains from the sale of securities deemed to have been held for less than three months. Such gains must not exceed 30% of the Portfolio's gross income in a taxable year in order for the Portfolio to qualify as a regulated investment company under the Internal Revenue Code of 1986.

FIXED INCOME INVESTMENTS. Even though interest-bearing securities are investments which often offer a stable stream of income, the prices of fixed income securities are affected by changes in the prevailing level of interest rates. These securities experience appreciation when interest rates decline and depreciation when interest rates rise. An investment portfolio consisting of fixed income securities will react in a similar manner. Generally, the longer the maturity of a fixed income security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. A security's rating normally depends on the likelihood that the borrower will meet each interest and principal installment on a timely basis. As a result, lower-rated bonds typically yield more than higher-rated bonds of the same maturity. Credit ratings evaluate the safety of principal and interest payments, not market risk, and rating agencies may or may not make timely changes in a rating to reflect economic or company conditions that affect a security's market value. As a result, the ratings of rating services are used by Northern only as indicators of investment quality. For a more complete discussion of ratings, see Appendix A to the Additional Statement.

PORTFOLIO TURNOVER. The Trust cannot accurately predict the turnover rate for the Portfolio, which may vary from year to year, but expects that the annual turn-over rate will be very high for the reasons stated above under "Investment Information." For the fiscal year ended November 30, 1996, the portfolio turnover rate for the Portfolio exceeded 800%. High portfolio turnover (in excess of 100%) may result in the realization of short-term capital gains which are taxable to unitholders as ordinary income (see "Taxes"). In addition, high portfolio turnover rates may result in corresponding increases in brokerage commissions and other transaction costs. The Portfolio will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its objective and policies.

MISCELLANEOUS. The Portfolio does not intend to purchase certificates of deposit of Northern or its affiliate banks, commercial paper issued by Northern's parent holding company or other securities issued or guaranteed by Northern, its parent holding company or their subsidiaries or affiliates.


For a description of applicable securities ratings, see Appendix A to the Additional Statement.

INVESTMENT RESTRICTIONS

The Portfolio is subject to certain investment restrictions which, as described in more detail in the Additional Statement, are fundamental policies that cannot be changed without the approval of a majority of the outstanding units of the Portfolio. The Portfolio will limit its investments so that, with respect to 75% of its total assets, not more than 5% will be invested in the securities of any one issuer (other than U.S. Government securities or repurchase agreements collateralized by U.S. Government securities) and the Portfolio will not invest more than 25% of its total assets in the securities (other than U.S. Government securities and repurchase agreements collateralized by such securities) of issuers in any one industry. In addition, the Portfolio may borrow money from banks for temporary or emergency purposes or to meet redemption requests, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings.

                               TRUST INFORMATION

BOARD OF TRUSTEES

The business and affairs of the Trust and the Portfolio are managed under the direction of the Trust's Board of Trustees. The Additional Statement contains the name of each Trustee and background information regarding the Trustees.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern, which has offices at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as investment adviser, transfer agent and custodian for the Portfolio. As transfer agent, Northern performs various administrative servicing functions, and any unitholder inquiries should be directed to it.

Northern, a member of the Federal Reserve System, is an Illinois state-chartered commercial bank and the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern was formed in 1889 with capitalization of $1 million. As of December 31, 1996, Northern Trust Corporation and its subsidiaries had approximately $21.6 billion in assets, $13.8 billion in deposits and employed over 6,900 persons.

Northern administered in various capacities (including as master trustee, investment manager or custodian) approximately $778.9 billion of assets as of December 31, 1996, including approximately $130.3 billion of assets for which Northern had investment management responsibility.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolio and placing purchase and sale orders for portfolio securities. Northern is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). As compensation for its advisory services and its assumption of related expenses, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .40% of the Portfolio's average daily net assets. For serving as investment adviser during the fiscal year ended November 30, 1996, Northern earned fees (after waivers) at the annual rate of .15% of the Portfolio's average daily net assets.

PORTFOLIO MANAGERS

The table below sets forth information on the persons primarily responsible for the day-to-day management of the Portfolio:

                    YEARS PRIMARILY           FIVE YEAR
NAME AND TITLE        RESPONSIBLE        EMPLOYMENT HISTORY
--------------      ---------------      ------------------
Mary Ann Flynn      Since 1993      Ms. Flynn joined Northern in
Investment Officer                  1969.
Jerry R. Pearson    Since 1993      Mr. Pearson joined Northern
Vice President                      in 1987.

Northern also receives compensation as the Trust's custodian and transfer agent under separate agreements. The fees payable by the Portfolio for these services are described in the Additional Statement.

ADMINISTRATOR AND DISTRIBUTOR

Goldman Sachs, 85 Broad Street, New York, New York 10004, acts as administrator and distributor for the Portfolio. As compensation for its administrative services (which include supervision with respect to the Trust's non-investment advisory operations) and the assumption of related expenses, Goldman Sachs is entitled to a fee from the Portfolio, computed daily and payable monthly, at an annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the average daily net assets of the Portfolio. No compensation is payable by the Trust to Goldman Sachs for its distribution services.

Goldman Sachs has voluntarily agreed that if, for the current fiscal year, the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as investment adviser and transfer agent and extraordinary expenses, such as litigation, interest, taxes and indemnification expenses) exceeds on an annualized basis .10% of the Portfolio's average daily net assets for such fiscal year, it will waive a portion of its fees and/or reimburse the Portfolio for the amount of the excess. In addition, as stated under "Summary of Expenses," Northern intends to voluntarily reduce its advisory fee for the Portfolio during the Trust's current fiscal year. The result of these reimbursements and fee reductions will be to increase the performance of the Portfolio during the periods for which the reimbursements and reductions are made.

                                   INVESTING

PURCHASE OF UNITS

Units of the Portfolio are sold on a continuous basis by the Trust's distributor, Goldman Sachs, to institutional investors that either maintain certain qualified accounts at Northern or its affiliates or invest an aggregate of at least $5 million in one or more Portfolios of the Trust. Goldman Sachs has established several procedures for purchasing Portfolio units in order to accommodate different types of institutional investors.

PURCHASE OF UNITS THROUGH QUALIFIED ACCOUNTS. Units of the Portfolio are offered to Northern, its affiliates and other institutions and organizations (the "Institutions") acting on behalf of their customers, clients, employees and others (the "Customers") and for their own account. Institutions may purchase units of the Portfolio through procedures established in connection with the requirements of their qualified accounts or through procedures set forth herein with respect to Institutions that invest directly. Institutions should contact Northern or an affiliate for further information regarding purchases through qualified accounts. There is no minimum initial investment for Institutions that maintain qualified accounts with Northern or its affiliates.

PURCHASE OF UNITS DIRECTLY FROM THE TRUST. An Institution that purchases units directly may do so by means of one of the following procedures, provided that it makes an aggregate minimum initial investment of $5 million in one or more investment portfolios of the Trust:

  PURCHASE BY MAIL. An Institution desiring to purchase units of the Portfolio by mail should mail a check or Federal Reserve draft payable to the Short Duration Portfolio together with a completed and signed new account application to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. An application will be incomplete if it does not include a corporate resolution with the corporate seal and secretary's certification within the preceding 30 days, or other acceptable evidence of authority. If an Institution desires to purchase the units of more than one Portfolio, the Institution should send a separate check for each Portfolio. All checks must be payable in U.S. dollars and drawn on a bank located in the United States. A $20 charge will be imposed if a check does not clear. The Trust may delay transmittal of redemption proceeds for units recently purchased by check until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. Cash and third party checks are not acceptable for the purchase of Trust units.

  PURCHASE BY TELEPHONE. An Institution desiring to purchase units of the Portfolio by telephone should call Northern acting as the Trust's transfer agent ("Transfer Agent") at 1-800-637-1380. Please be prepared to identify the name of the Portfolio and the manner of payment. Please indicate whether a new account is being established or an additional payment is being made to an existing account. If an additional payment is being made to an existing account, please provide the Institution's name and Portfolio Account Number. Purchase orders are effected upon receipt by the Transfer Agent of Federal funds or other immediately available funds in accordance with the terms set forth below.

  PURCHASE BY WIRE OR ACH TRANSFER. An Institution desiring to purchase units of the Portfolio by wire or ACH Transfer should call the Transfer Agent at 1-800-637-1380 for instructions if it is not making an additional payment to an existing account. An Institution that wishes to add to an existing account should wire Federal funds or effect an ACH Transfer to:

                      The Northern Trust Company
                      Chicago, Illinois
                      ABA Routing No. 0710-00152
                      (Reference 10 Digit Portfolio Account Number) (Reference Unitholder's Name)

  For more information concerning requirements for the purchase of units, call the Transfer Agent at 1-800-637-1380.

EFFECTIVE TIME OF PURCHASES. A purchase order for Portfolio units received by the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day (as defined under "Miscellaneous") will be effected on that Business Day at the net asset value determined on that day provided that either: (a) the Transfer Agent receives the purchase price in Federal funds or other immediately available funds prior to 3:00 p.m., Chicago time, on the same Business Day such order is received; or (b) payment is received on the next Business Day in the form of Federal funds or other immediately available funds in a qualified account maintained by an Institution with Northern or an affiliate. Orders received after 3:00 p.m. will be effected at the next determined net asset value, provided that payment is made as provided herein. If an Institution accepts a purchase order from a Customer on a non-Business Day, the order will not be executed until it is received and accepted by the Transfer Agent on a Business Day in accordance with the foregoing procedures.

MISCELLANEOUS PURCHASE INFORMATION. Units are purchased without a sales charge imposed by the Trust. The minimum initial investment is $5 million for Institutions that invest directly in one or more investment portfolios of the Trust. The Trust reserves the right to waive this minimum and to determine the manner in which the minimum investment is satisfied. There is no minimum for subsequent investments.

Institutions may impose different minimum investment and other requirements on Customers purchasing units through them. Depending on the terms governing the particular account, Institutions may impose account charges such as asset allocation fees, account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income which will have the effect of reducing the net return on an investment in the Portfolio. The exercise of voting rights and the delivery to Customers of unitholder communications from the Trust will be governed by the Customers' account agreements with the Institutions. Customers should read this Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

Institutions that purchase units on behalf of Customers are responsible for transmitting purchase orders to the Transfer Agent and delivering required funds on a timely basis. An Institution shall be responsible for all losses and expenses of the Portfolio as a result of a check that does not clear, an ACH transfer that is rejected, or any other failure to make payment in the time and manner described above, and Northern may redeem units from an account it maintains to protect the Portfolio and Northern against loss. The Trust reserves the right to reject any purchase order. Federal regulations require that the Transfer Agent be furnished with a taxpayer identification number upon opening or reopening an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If a number has been applied for, the number must be provided and certified within sixty days of the date of the order.

Payment for units of the Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio. For further information about the terms of such purchases, see the Additional Statement.

In the interests of economy and convenience, certificates representing units of the Portfolio are not issued.

Institutions investing in the Portfolio on behalf of their Customers should note that state securities laws regarding the registration of dealers may differ from the interpretations of Federal law and such Institutions may be required to register as dealers pursuant to state law.

Northern may, at its own expense, provide compensation to certain dealers whose customers purchase significant amounts of units of the Trust. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees that are earned by Northern as investment adviser (after adjustments) and are attributable to units held by such customers. Such compensation will not represent an additional expense to the Trust or its unitholders, since it will be paid from assets of Northern or its affiliates.

REDEMPTION OF UNITS

REDEMPTION OF UNITS THROUGH QUALIFIED ACCOUNTS. Institutions may redeem units through procedures established by Northern and its affiliates in connection with the requirements of their qualified accounts. Institutions should contact Northern or an affiliate for further information regarding redemptions through qualified accounts.

REDEMPTION OF UNITS DIRECTLY. Institutions that purchase units directly from the Trust through the Transfer Agent may redeem all or part of their Portfolio units in accordance with procedures set forth below.

  REDEMPTION BY MAIL. An Institution may redeem units by sending a written request to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. Redemption requests must be signed by a duly authorized person, and must state the number of units or the dollar amount to be redeemed and identify the Portfolio Account Number. See "Other Requirements."

  REDEMPTION BY TELEPHONE. An Institution may redeem units by placing a redemption order by telephone by calling the Transfer Agent at 1-800-637-1380. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, unitholders should follow procedures outlined above under "Redemption by Mail."

  REDEMPTION BY WIRE. If an Institution has given authorization for expedited wire redemption, units can be redeemed and the proceeds sent by Federal wire transfer to a single previously designated bank account. The minimum amount which may be redeemed by this method is $10,000. The Trust reserves the right to change or waive this minimum or to terminate the wire redemption privilege. See "Other Requirements."

  TELEPHONE PRIVILEGE. An Institution that has notified the Transfer Agent in writing of the Institution's election to redeem or exchange units by placing an order by telephone may do so by calling the Transfer

  Agent at 1-800-637-1380. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized. In all other cases, the unitholder will bear the risk of loss for fraudulent telephone transactions. However, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. The proceeds of redemption orders received by telephone will be sent by check, by wire or by transfer pursuant to proper instructions. All checks will be made payable to the unitholder of record and mailed only to the unitholder's address of record. See "Other Requirements." Additionally, the Transfer Agent utilizes recorded lines for telephone transactions and retains such tape recordings for six months, and will request a form of identification if such identification has been furnished to the Transfer Agent or the Trust.

  OTHER REQUIREMENTS. A change of wiring instructions and a change of the address of record may be effected only by a written request to the Transfer Agent accompanied by (i) a corporate resolution which evidences authority to sign on behalf of the Institution (including the corporate seal and secretary's certification within the preceding 30 days), (ii) a signature guarantee by a financial institution that is a participant in the Stock Transfer Agency Medallion Program ("STAMP") in accordance with rules promulgated by the SEC (a signature notarized by a notary public is not acceptable) or (iii) such other evidence of authority as may be acceptable to the Transfer Agent. A redemption request by mail will not be effective unless signed by a person authorized by the corporate resolution or other acceptable evidence of authority on file with the Transfer Agent.


EFFECTIVE TIME OF REDEMPTIONS. Redemption orders of Portfolio units are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or units); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Investing--Redemption of Units--Other Requirements." If received by Northern with respect to a qualified account it maintains or the Transfer Agent by 3:00 p.m., Chicago time, on a Business Day, a redemption request normally will result in proceeds being credited to such account or sent on the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the second Business Day after receipt in good order.


MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless Northern or the Transfer Agent is directed otherwise. The ACH system may be utilized for payment of redemption proceeds. Redemption of units may not be effected if a unitholder has failed to submit a completed and properly executed (with corporate resolution or other acceptable evidence of authority) new account application. If units to be redeemed were recently purchased by check, the Trust may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such units. This may take up to fifteen (15) days. The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Portfolio.

The Trust may require any information reasonably necessary to ensure that a redemption has been duly authorized.

It is the responsibility of Institutions acting on behalf of Customers to transmit redemption orders to the Transfer Agent and to credit Customers' accounts with the redemption proceeds on a timely basis. If a Customer has agreed with a particular Institution to maintain a minimum balance in his account at such Institution and the balance in such account falls below that minimum, such Customer may be obliged to redeem all or part of his units to the extent necessary to maintain the required minimum balance.

DISTRIBUTIONS

Dividends from net investment income of the Portfolio are declared daily on each Business Day as a dividend and paid at least monthly. The Portfolio's net realized capital gains are distributed at least annually. Dividends and distributions will reduce the Portfolio's net asset value by the amount of the dividend or distribution. All dividends and distributions are automatically reinvested (without any sales charge) in additional units of the Portfolio at the net asset value per unit determined on the payment date.

TAXES

The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally will relieve the Portfolio of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Portfolio distribute to its unitholders an amount equal to at least 90% of its investment company taxable income for such year. In general, the Portfolio's investment company taxable income will be its taxable income, subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Portfolio intends to distribute as dividends substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to the Portfolio's unitholders who are not currently exempt from Federal income taxes whether they are received in cash or reinvested in additional units. (Federal income taxes for distributions to an IRA or other qualified retirement plan are deferred under the Code.) Such ordinary income distributions will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Portfolio from domestic corporations for the taxable year. It is not expected that Portfolio distributions will qualify for the dividends received deduction for corporations.

Substantially all of the Portfolio's net realized long-term capital gains will be distributed at least annually to its unitholders. The Portfolio generally will have no tax liability with respect to such gains and the distributions will be taxable to Portfolio unitholders who are not currently exempt from Federal income taxes as long-term capital gains, regardless of how long the unitholders have held the units and whether such gains are received in cash or reinvested in additional units. Unitholders should note that, upon sale or exchange of Portfolio units, if the unitholder has not held such units for more than six months, any loss on the sale or exchange of those units will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the units.

Dividends declared in October, November or December of any year payable to unitholders of record on a specified date in such months will be deemed for Federal tax purposes to have been paid by the Portfolio and received by the unitholders on December 31 of such year if such dividends are paid during January of the following year.

An investor considering buying units of the Portfolio on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a unitholder upon the redemption, transfer or exchange of units of a Portfolio depending upon the tax basis and their price at the time of redemption, transfer or exchange.


Unitholders of record will be advised by the Trust at least annually as to the Federal income tax consequences of distributions made to them each year.

The foregoing discussion summarizes some of the important Federal tax considerations generally affecting the Portfolio and its unitholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own Federal, state and local tax situation.

                                NET ASSET VALUE

The net asset value per unit of the Portfolio for purposes of pricing purchase and redemption orders is calculated by Northern as of 3:00 p.m., Chicago Time, on each Business Day. Net asset value per unit of the Portfolio is calculated by dividing the value of all securities and other assets of the Portfolio less liabilities by the number of the outstanding units.

U.S. and foreign investments held by the Portfolio are valued at the last quoted sales price on the exchange on which such securities are primarily traded, except that securities listed on an exchange in the United Kingdom are valued at the average of the closing bid and ask prices. If any securities listed on a U.S. securities exchange are not traded on a valuation date, they will be valued at the last quoted bid price. If securities listed on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted trade price. Securities which are traded in the U.S. over-the-counter markets are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are valued at the last sales price, except that such securities traded in the United Kingdom are valued at the average of the closing bid and ask prices. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value. Securities may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

                            PERFORMANCE INFORMATION

The performance of the Portfolio may be compared to those of other mutual funds with similar investment objectives and to bond or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the Portfolio's performance may be compared to data prepared by Lipper Analytical Services, Inc. or other independent mutual fund reporting services. In addition, the performance of the Portfolio may be compared to the Lehman Brothers Government Bond Index (or its two components, the Treasury Bond Index and the Agency Bond Index), the Lehman Brothers Corporate Bond Index, S&P Index, the Consumer Price Index or other unmanaged stock and bond indices, including, but not limited to, the J.P. Morgan Non-U.S. Government Bond Index, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industry companies listed on the New York Stock Exchange. Performance data as reported in national financial publications such as Money Magazine, Morningstar, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Portfolio.

The Portfolio calculates its total return on an "average annual total return" basis for various periods from the date the Portfolio commenced investment operations and for other periods as permitted under the rules of the SEC. Average annual total return reflects the average annual percentage change in value of an investment in the Portfolio over the measuring period. Total return may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the units and assume that any dividends and capital gain distributions made by the Portfolio during the period are reinvested. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of the Portfolio for any one year in the period might have been more or less than the average for the entire period. The Portfolio may also advertise from time to time total return on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

The yield of the Portfolio is computed based on the net income during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, the Portfolio's yield is computed by dividing the per unit net income during a 30-day (or one month) period by the net asset value per unit on the last day of the period and annualizing the result on a semi-annual basis.


The performance of units of the Portfolio is based on historical earnings, will fluctuate and is not intended to indicate future performance. The investment return and principal value of an investment in the Portfolio will fluctuate so that a unitholder's units, when redeemed, may be worth more or less than their original cost. Performance data may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Total return data should also be considered in light of the risks associated with the Portfolio's composition, quality, maturity, operating expenses and market conditions. Any fees charged by Institutions directly to their Customer accounts in connection with investments in the Portfolio will not be included in calculations of performance data.

                                 ORGANIZATION

The Trust was formed as a Massachusetts business trust on July 15, 1982 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. As of the date of this Prospectus, the Trust offers seventeen separate series of units of beneficial interest representing interests in seventeen investment portfolios, one of which is described in this Prospectus; the other series of units are described in separate prospectuses. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Each unit of the Portfolio is without par value, represents an equal proportionate interest in the Portfolio with each other unit of its class in the Portfolio and is entitled to such dividends and distributions earned on the Portfolio's assets as are declared in the discretion of the Board of Trustees.

The Trust's unitholders are entitled to one vote for each full unit held and proportionate fractional votes for fractional units held. Each series entitled to vote on a matter will vote thereon in the aggregate and not by series, except as otherwise required by law or when the matter to be voted on affects only the interests of unitholders of a particular series. The Additional Statement gives examples of situations in which the law requires voting by series. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate units of the Trust may elect all of the Trustees irrespective of the vote of the other unitholders.

As of March 1, 1997, Northern possessed sole or shared voting or investment power for its customer accounts with respect to more than 50% of the outstanding units of the Trust.

The Trust does not presently intend to hold annual meetings of unitholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of unitholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding units. To the extent required by law, the Trust will assist in unitholder communications in connection with such a meeting.

The Trust Agreement provides that each unitholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

                                 MISCELLANEOUS

The address of the Trust is 4900 Sears Tower, Chicago, Illinois 60606 and the telephone number is (800) 621-2550.

As used in this Prospectus, the term "Business Day" refers to each day when Northern and the New York Stock Exchange are open, which is Monday through Friday, except for holidays observed by Northern and/or the Exchange. For 1997 the holidays of Northern and/or the Exchange are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas Day. On those days when Northern or the Exchange closes early as a result of unusual weather or other circumstances, the right is reserved to advance the time on that day by which purchase and redemption requests must be received. In addition, on any Business Day when the Public Securities Association (PSA) recommends that the securities markets close early, the Portfolio reserves the right to cease or to advance the deadline for accepting purchase and redemption orders for same Business Day credit up to one hour before the PSA recommended closing time. Purchase and redemption requests received after the advanced closing time will be effected on the next Business Day.

                             ---------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                        THE
                                        BENCHMARK
                                        FUNDS

                                        MONEY
                                        MARKET
                                        PORTFOLIOS



THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian:
The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor:
Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606


                                        PROSPECTUS

                                        APRIL 1, 1997

                              THE BENCHMARK FUNDS

                  (Advised by The Northern Trust Company)

THE NORTHERN TRUST COMPANY            INVESTMENT ADVISER, TRANSFER
50 S. LaSalle Street                  AGENT AND CUSTODIAN
Chicago, Illinois 60675
312-630-6000                  --------------------
This Prospectus describes four short-term money market portfolios (the "Portfolios") offered by The Benchmark Funds (the "Trust") to institutional investors. Each Portfolio, other than the Tax-Exempt Portfolio, seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Tax-Exempt Portfolio seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular Federal income tax.

  The GOVERNMENT SELECT PORTFOLIO invests in selected short-term obligations of the U.S. Government, its agencies and instrumentalities the interest on which is generally exempt from state income taxation.

  The GOVERNMENT PORTFOLIO invests in short-term obligations of the U.S. Government, its agencies and instrumentalities and related repurchase agreements.

  The DIVERSIFIED ASSETS PORTFOLIO invests in money market instruments of both U.S. and foreign issuers, including certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements.

  The TAX-EXEMPT PORTFOLIO invests primarily in short-term municipal instruments the interest on which is exempt from regular Federal income tax.

Each Portfolio is advised by The Northern Trust Company ("Northern"). Units are sold and redeemed without any purchase or redemption charge imposed by the Trust, although Northern and other institutions may charge their customers for services provided in connection with their investments.

This Prospectus provides information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, a Statement of Additional Information (the "Additional Statement") dated April 1, 1997 is available upon request without charge by writing to the Trust's distributor, Goldman, Sachs & Co. ("Goldman Sachs"), 4900 Sears Tower, Chicago, Illinois 60606 or by calling 1-800-621-2550.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is April 1, 1997.

                                     INDEX

                                    PAGE
                                    ----
HIGHLIGHTS                            3
----------
 Description of Trust                 3
 Summary of Expenses                  3
FINANCIAL HIGHLIGHTS                  5
--------------------
INVESTMENT INFORMATION                9
----------------------
 Government Select Portfolio          9
 Government Portfolio                10
 Diversified Assets Portfolio        10
 Tax-Exempt Portfolio                10
 Description of Securities and Com-
  mon Investment Techniques          11
 Investment Restrictions             17
TRUST INFORMATION                    18
-----------------
 Board of Trustees                   18

                                                              PAGE
                                                              ----
                          Investment Adviser, Transfer Agent
                           and Custodian                       18
                          Administrator and Distributor        19
                         INVESTING                             19
                         ---------
                          Purchase of Units                    19
                          Redemption of Units                  22
                          Distributions                        24
                          Taxes                                24
                         NET ASSET VALUE                       25
                         ---------------
                         PERFORMANCE INFORMATION               26
                         -----------------------
                         ORGANIZATION                          27
                         ------------
                         MISCELLANEOUS                         28
                         -------------

                                   HIGHLIGHTS

DESCRIPTION OF TRUST

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Portfolio consists of a separate pool of assets with separate investment policies, as described below under "Investment Information." All of the Portfolios are classified as diversified companies. Northern serves as investment adviser, transfer agent and custodian. Goldman Sachs serves as distributor and administrator.

Units of the Portfolios are offered exclusively to institutional investors. See "Investing--Purchase of Units" and "Investing--Redemption of Units" for information on how to place purchase and redemption orders.

Each Portfolio seeks to maintain a net asset value of $1.00 per unit. The assets of each Portfolio will be invested in dollar-denominated debt securities with remaining maturities of thirteen months or less as defined by the Securities and Exchange Commission (the "SEC"), and each Portfolio's dollar-weighted average portfolio maturity will not exceed 90 days. All securities acquired by the Portfolios will be determined by Northern, under guidelines established by the Trust's Board of Trustees, to present minimal credit risks, and will be "Eligible Securities" as defined by the SEC. There can be no assurance that the Portfolios will be able to achieve a stable net asset value on a continuous basis, or that they will achieve their investment objectives.

Investors should note that one or more of the Portfolios may purchase variable and floating rate instruments, enter into repurchase agreements, reverse repurchase agreements and securities loans, acquire U.S. dollar-denominated instruments of foreign issuers and make limited investments in illiquid securities and securities issued by other investment companies. These investment practices involve investment risks of varying degrees. None of the Portfolios will invest in instruments denominated in a foreign currency.

SUMMARY OF EXPENSES

The following table sets forth certain information regarding the annualized operating expenses the Portfolios, incurred during the Trust's last fiscal year. Hypothetical examples based on the table are also shown.

                                    GOVERNMENT            DIVERSIFIED   TAX-
                                      SELECT   GOVERNMENT   ASSETS     EXEMPT
                                    PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
                                    ---------- ---------- ----------- ---------
Unitholder Transaction Expenses
  Maximum Sales Charge Imposed on
   Purchases.......................    None       None       None       None
  Sales Charge Imposed on Rein-
   vested Distributions............    None       None       None       None
  Deferred Sales Load Imposed on
   Redemptions.....................    None       None       None       None
  Redemption Fees..................    None       None       None       None
  Exchange Fees....................    None       None       None       None

                                   GOVERNMENT            DIVERSIFIED   TAX-
                                     SELECT   GOVERNMENT   ASSETS     EXEMPT
                                   PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
                                   ---------- ---------- ----------- ---------
Annual Operating Expenses After
 Expense Reimbursements and Fee
 Reductions (as a percentage of
 average daily net assets)
  Management Fees After Fee Reduc-
   tions..........................    .10%       .25%       .25%       .25%
  12b-1 Fees......................    None       None       None       None
  Other Expenses After Expense Re-
   imbursements and Fee Reduc-
   tions..........................    .10%       .10%       .09%       .10%
                                      ----       ----       ----       ----
Total Operating Expenses..........    .20%       .35%       .34%       .35%
                                      ====       ====       ====       ====

EXAMPLE OF EXPENSES. Based on the foregoing table, you would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Government Select Portfolio.....................   $2     $ 6     $11     $26
Government Portfolio............................   $4     $11     $20     $44
Diversified Assets Portfolio....................   $3     $11     $19     $43
Tax-Exempt Portfolio............................   $4     $11     $20     $44

The costs and expenses included in the table and hypothetical example above are based on actual amounts incurred for the fiscal year ended November 30, 1996. During the Trust's last fiscal year, Northern voluntarily reduced its advisory fee for the Government Select Portfolio (payable at the annual rate of .25% of the Portfolio's average daily net assets) to .10% per annum. In addition, Goldman Sachs has agreed to reduce or otherwise limit certain other expenses of the Portfolios on an annualized basis to .10% of each such Portfolio's average daily net assets (including the fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as adviser and certain other expenses). The expense information in the table has, accordingly, been presented to reflect these fee reductions and reimbursements. Without the undertakings of Northern and Goldman Sachs, for the fiscal year ended November 30, 1996, the total annual operating expenses of the Government Select, Government and Tax-Exempt Portfolios would have been .40%, .38% and .40%, respectively; and other expenses of the Government Select, Government and Tax-Exempt Portfolios would have been .15%, .13% and .15%, respectively. For a more complete description of the Portfolios' expenses, see "Financial Highlights" and "Trust Information" in this Prospectus and the financial statements and related notes incorporated by reference into the Additional Statement.

                             ---------------------

THE PURPOSE OF THE FOREGOING TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS UNITHOLDER TRANSACTION AND OPERATING EXPENSES OF EACH PORTFOLIO THAT UNITHOLDERS BEAR DIRECTLY OR INDIRECTLY. IT DOES NOT, HOWEVER, REFLECT ANY CHARGES WHICH MAY BE IMPOSED BY NORTHERN, ITS AFFILIATES AND CORRESPONDENT BANKS AND OTHER INSTITUTIONS ON THEIR CUSTOMERS AS DESCRIBED UNDER "INVESTING-- PURCHASE OF UNITS." THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following data have been audited by Ernst & Young LLP, independent auditors, as indicated in their report incorporated by reference into the Additional Statement from the annual report to unitholders for the fiscal year ended November 30, 1996, and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement.

For the Years Ended November 30,

Government Select Portfolio

                             1996      1995      1994      1993      1992      1991     1990(a)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF PERIOD              $1.00     $1.00     $1.00     $1.00     $1.00     $1.00    $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income       0.05      0.06      0.04      0.03      0.04      0.06     0.01
-----------------------------------------------------------------------------------------------
Total income from in-
vestment operations          0.05      0.06      0.04      0.03      0.04      0.06     0.01
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income      (0.05)    (0.06)    (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
-----------------------------------------------------------------------------------------------
Total distributions to
unitholders                 (0.05)    (0.06)    (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                        $1.00     $1.00     $1.00     $1.00     $1.00     $1.00    $1.00
-----------------------------------------------------------------------------------------------
Total return (b)(c)          5.31%     5.82%     3.84%     3.00%     3.71%     5.82%    0.50%
Ratio to average net
assets of (d):
 Expenses, net of waiv-
 ers and reimbursements      0.20%     0.20%     0.20%     0.20%     0.20%     0.20%    0.20%
 Expenses, before waiv-
 ers and reimbursements      0.40%     0.41%     0.43%     0.49%     0.52%     0.60%    1.33%
 Net investment income,
 net of waivers and re-
 imbursements                5.19%     5.67%     3.83%     2.99%     3.70%     5.78%    7.65%
 Net investment income,
 before waivers and re-
 imbursements                4.99%     5.46%     3.60%     2.70%     3.38%     5.38%    6.52%
Net assets at end of
year (in thousands)      $836,349  $685,142  $493,718  $386,507  $264,756  $160,750  $44,215
-----------------------------------------------------------------------------------------------

(a)  Commenced investment operations on November 7, 1990.

(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period.

(c) Total return for the year ended November 30, 1995 would have been 5.80% absent the effect of a capital contribution equivalent to $.0002 per share received from Northern Trust Corporation.

(d)  Annualized for periods less than a full year.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

Government Portfolio

                              1996      1995      1994        1993        1992      1991      1990      1989      1988      1987
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BE-
GINNING OF YEAR              $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income        0.05      0.06      0.04        0.03        0.04      0.06      0.08      0.09      0.07      0.06
---------------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations           0.05      0.06      0.04        0.03        0.04      0.06      0.08      0.09      0.07      0.06
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income       (0.05)    (0.06)    (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                  (0.05)    (0.06)    (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
OF YEAR                      $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b)           5.20%     5.64%     3.78%       2.91%       3.91%     6.18%     7.89%     8.63%     6.83%     6.15%
Ratio to average net
assets of:
 Expenses, net of
 waivers and
 reimbursements               0.35%     0.35%     0.34%       0.34%       0.34%     0.35%     0.37%     0.50%     0.54%     0.44%
 Expenses, before
 waivers and
 reimbursements               0.38%     0.40%     0.41%       0.38%       0.40%     0.40%     0.46%     0.50%     0.55%     0.55%
 Net investment in-
 come, net of waivers
 and reimbursements           5.08%     5.49%     3.60%       2.92%       3.71%     6.03%     7.88%     8.63%     6.83%     6.15%
 Net investment in-
 come, before waivers
 and reimbursements           5.05%     5.44%     3.53%       2.88%       3.65%     5.98%     7.79%     8.63%     6.82%     6.04%
Net assets at end of
year (in thousands)     $1,268,515  $850,664  $787,816  $1,065,705  $1,163,905  $895,405  $971,720  $423,517  $335,301  $218,530
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.

(b) Total return for the year ended November 30, 1995 would have been 5.53% absent the effect of a capital contribution equivalent to $.0011 per share received from Northern Trust Corporation.

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Years Ended November 30,

Diversified Assets Portfolio

                                               1996        1995        1994        1993        1992        1991        1990
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF
YEAr                                          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment
 income                                        0.05        0.06        0.04        0.03        0.04        0.06        0.08
----------------------------------------------------------------------------------------------------------------------------
Total income from investment operations        0.05        0.06        0.04        0.03        0.04        0.06        0.08
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS
FROM:
 Net investment
 income                                       (0.05)      (0.06)      (0.04)      (0.03)      (0.04)      (0.06)      (0.08)
----------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders                                   (0.05)      (0.06)      (0.04)      (0.03)      (0.04)      (0.06)      (0.08)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR                                   $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
----------------------------------------------------------------------------------------------------------------------------
Total return
(a)(b)                                         5.30%       5.78%       3.92%       3.00%       3.80%       6.19%       8.01%
Ratio to average
net assets of :
 Expenses, net
 of waivers and
 reimbursements                                0.34%       0.34%       0.35%       0.34%       0.34%       0.35%       0.35%
 Expenses, be-
 fore waivers
 and
 reimbursements                                0.34%       0.34%       0.35%       0.36%       0.35%       0.36%       0.36%
 Net investment income, net of waivers
 and reimburse-
 ments                                         5.18%       5.63%       3.74%       3.00%       3.79%       6.18%       8.01%
 Net investment income, before waivers
 and reimburse-
 ments                                         5.18%       5.63%       3.74%       2.98%       3.78%       6.17%       8.00%
Net assets at
end of year (in
thousands)                               $3,179,529  $2,610,347  $2,891,880  $3,200,288  $2,801,744  $2,784,485  $2,192,756
----------------------------------------------------------------------------------------------------------------------------
                                               1989        1988        1987
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF
YEAr                                          $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment
 income                                        0.09        0.07        0.06
----------------------------------------------------------------------------------------------------------------------------
Total income from investment operations        0.09        0.07        0.06
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS
FROM:
 Net investment
 income                                       (0.09)      (0.07)      (0.06)
----------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders                                   (0.09)      (0.07)      (0.06)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR                                   $1.00       $1.00       $1.00
----------------------------------------------------------------------------------------------------------------------------
Total return
(a)(b)                                         8.98%       7.15%       6.30%
Ratio to average
net assets of :
 Expenses, net
 of waivers and
 reimbursements                                0.37%       0.39%       0.41%
 Expenses, be-
 fore waivers
 and
 reimbursements                                0.37%       0.39%       0.41%
 Net investment income, net of waivers
 and reimburse-
 ments                                         8.98%       7.15%       6.30%
 Net investment income, before waivers
 and reimburse-
 ments                                         8.98%       7.15%       6.30%
Net assets at
end of year (in
thousands)                               $1,871,713  $1,528,203  $1,533,941
----------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.

(b) Total return for the year ended November 30, 1995 would have been 5.73% absent the effect of a capital contribution equivalent to $.0005 per share received from Northern Trust Corporation.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Tax-Exempt Portfolio

                             1996      1995      1994        1993        1992      1991      1990      1989      1988      1987
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR                $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income       0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05      0.04
--------------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations          0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05      0.04
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income      (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)    (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                 (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)    (0.04)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                        $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------------
Total return (a)             3.37%     3.71%     2.62%       2.27%       2.97%     4.57%     5.71%     6.04%     4.92%     4.00%
Ratio to average net
assets of :
 Expenses, net of
 waivers and
 reimbursements              0.35%     0.35%     0.35%       0.34%       0.34%     0.35%     0.36%     0.49%     0.48%     0.45%
 Expenses, before
 waivers and
 reimbursements              0.40%     0.41%     0.36%       0.38%       0.39%     0.40%     0.43%     0.49%     0.48%     0.46%
 Net investment income,
 net of waivers and re-
 imbursements                3.32%     3.63%     2.40%       2.27%       2.95%     4.57%     5.71%     6.03%     4.92%     4.00%
 Net investment income,
 before waivers and re-
 imbursements                3.27%     3.57%     2.39%       2.23%       2.90%     4.52%     5.64%     6.03%     4.92%     3.99%
Net assets at end of
year (in thousands)      $638,507  $803,730  $853,103  $1,191,932  $1,226,480  $872,405  $752,257  $545,215  $529,680  $410,772
--------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the end of the year.

                             INVESTMENT INFORMATION

The investment objective of each Portfolio, other than the Tax-Exempt Portfolio, is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolio seeks to provide its unitholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from Federal income tax by investing primarily in municipal instruments. The investment objective of a Portfolio may not be changed without the vote of the majority of the outstanding units of the particular Portfolio (as defined below under "Organization"). Except as expressly noted below, however, a Portfolio's investment policies may be changed without a vote of unitholders.

All securities acquired by the Portfolios will be determined by Northern, under guidelines established by the Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities consist of (i) securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (b) are comparable in priority and security with a security issued by an issuer which has such ratings, and (ii) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees. Securities which are rated or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Under normal circumstances, the Government Select, Government and Diversified Assets Portfolios intend to limit purchases of securities to First Tier Securities. The Additional Statement includes a description of applicable NRSRO ratings.

Each Portfolio is managed so that the average maturity of all instruments in the Portfolio (on a dollar-weighted basis) will not exceed 90 days. In no event will the Portfolios purchase any securities which mature more than 13 months from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). Securities in which the Portfolios invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

GOVERNMENT SELECT PORTFOLIO

The Government Select Portfolio seeks to achieve its investment objective by investing exclusively in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. In making investments, Northern will seek to acquire, under normal market conditions, only those U.S. Government securities the interest on which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain U.S. Government agencies and instrumentalities, including the Federal Home Loan Bank, Federal Farm Credit Banks Funding Corp. and the Student Loan Marketing Association. The Portfolio intends to limit investments to only the foregoing exempt U.S. Government securities. However, under extraordinary circumstances, such as when appropriate exempt securities are unavailable, the Portfolio may make investments in non-exempt U.S. Government securities and cash equivalents, and may hold uninvested cash. See "Investing--Taxes" below for certain tax considerations.

GOVERNMENT PORTFOLIO

The Government Portfolio seeks to achieve its investment objective by investing exclusively in:

  (A) Marketable securities issued or guaranteed as to principal and interest by the U.S. Government or by any of its agencies or instrumentalities (including the International Bank for Reconstruction and Development) and custodial receipts with respect thereto; and

  (B) Repurchase agreements relating to the above instruments.

DIVERSIFIED ASSETS PORTFOLIO

In pursuing its investment objective, the Diversified Assets Portfolio may invest in a broad range of government, bank and commercial obligations that are available in the money markets. In particular, the Portfolio may invest in:

  (A) U.S. dollar-denominated obligations of U.S. banks with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

  (B) U.S. dollar-denominated obligations of foreign commercial banks where such banks have total assets in excess of $5 billion;

  (C) High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), Duff 2 or higher by Duff & Phelps Credit Rating Co. ("D&P"), F-2 or higher by Fitch Investors Service, Inc. ("Fitch") or TBW-2 or higher by Thomson BankWatch, Inc. ("TBW");

  (D) Rated and unrated corporate bonds, notes, paper and other instruments that are of comparable quality to the commercial paper permitted to be purchased by the Portfolio;

  (E) Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

  (F) Securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and custodial receipts with respect thereto;

  (G) Dollar-denominated securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities thereof;

  (H) Repurchase agreements relating to the above instruments; and

  (I) Securities issued or guaranteed by state or local governmental bodies.

TAX-EXEMPT PORTFOLIO

The Tax-Exempt Portfolio invests primarily in high quality short-term instruments, the interest on which is, in the opinion of bond counsel for the issuers, exempt from regular Federal income tax ("Municipal

Instruments"). Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to Northern. In particular, the Portfolio may invest in:

  (A) Fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody's, SP-2 or A-2 or higher by S&P, AA or higher by D&P or F-2 or higher by Fitch;

  (B) Tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody's, A-2 or higher by S&P, Duff 2 or higher by D&P or F-2 or higher by Fitch;

  (C) Rated and unrated municipal bonds, notes, paper or other instruments that are of comparable quality to the tax-exempt commercial paper permitted to be purchased by the Portfolio; and

  (D) Municipal bonds and notes which are guaranteed as to principal and interest by the U.S. Government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

As a matter of fundamental policy, changeable only with the approval of the holders of a majority of the outstanding units of the Tax-Exempt Portfolio, at least 80% of the Portfolio's annual gross income will be derived from Municipal Instruments except under extraordinary circumstances, such as when Northern believes that market conditions indicate that the Portfolio should adopt a temporary defensive posture by holding uninvested cash or investing in taxable short-term securities ("Taxable Investments"). Taxable Investments will consist exclusively of instruments that may be purchased by the Diversified Assets Portfolio.

DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

BANK OBLIGATIONS. Domestic and foreign bank obligations in which the Diversified Assets Portfolio may invest include certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits. Such obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Total assets of a bank are determined on the basis of the bank's most recent annual financial statements.

FOREIGN OBLIGATIONS. In addition to the obligations of foreign commercial banks and foreign branches of U.S. banks, the Diversified Assets Portfolio may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. The Diversified Assets Portfolio may also invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities. Such obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community) designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Obligations of foreign issuers acquired by the Diversified Assets Portfolio may involve risks that are different than those of obligations of domestic issuers. These risks include unfavorable political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and, generally, there may be less publicly available information regarding such issuers. The Trust could also encounter difficulties in obtaining or enforcing a judgment against a foreign issuer (including a foreign branch of a U.S. bank).

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolios may purchase rated and unrated variable and floating rate instruments, which may have stated maturities in excess of the Portfolios' maturity limitations but will, in any event, permit a Portfolio to demand payment of the principal of the instrument at least once every 13 months on not more than thirty days' notice (unless the instrument is issued or guaranteed by the U.S. Government or an agency or instrumentality thereof). In the case of the Diversified Assets Portfolio, such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by Northern to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolios. The absence of an active secondary market with respect to particular variable and floating rate instruments could, however, make it difficult for a Portfolio to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a reliable trading market is absent.

UNITED STATES GOVERNMENT OBLIGATIONS. Each Portfolio may invest in a variety of U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. These obligations include "stripped" securities issued by the U.S. Treasury and recorded in the Federal Reserve book-entry record-keeping system. The Portfolios may also invest in other securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentalities. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. Obligations of the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed but unpaid commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. The Portfolios (other than the Government Select Portfolio) may also purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) where the trust participations evidence ownership in either the future interest payments or the future principal payments on the U.S. Treasury obligations. These participations are normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Investments by the Government Portfolio in such custodial receipts will not exceed 35% of the value of that Portfolio's total assets.

REPURCHASE AGREEMENTS. Each Portfolio may, in accordance with its investment objective, policies and guidelines established by the Trust's Board of Trustees, agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding 13 months, settlement for the repurchase agreement will never be more than one year after a Portfolio's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Government Select Portfolio, Government Portfolio and Diversified Assets Portfolio may enter into reverse repurchase agreements which involve the sale of money market securities held by a Portfolio, with an agreement to repurchase the securities at an agreed upon price (including interest) and date. A Portfolio will use the proceeds of reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. A Portfolio will utilize reverse repurchase agreements, which may be viewed as borrowings (or leverage) by the Portfolio, when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Trust's custodian containing liquid assets having a value at least equal to the repurchase price. A Portfolio may enter into reverse repurchase agreements with banks, brokers and dealers, and has the authority to enter into reverse repurchase agreements in amounts not exceeding in the aggregate one-third of the Portfolio's total assets. See "Additional Investment Information--Investment Restrictions" in the Additional Statement.

SECURITIES LENDING. The Portfolios may seek additional income from time to time by lending their portfolio securities on a short-term basis to banks, brokers and dealers under agreements requiring that the loans be secured by collateral in the form of cash, cash equivalents or U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the securities loaned. A Portfolio may not make such loans in excess of 33 1/3% of the value of the Portfolio's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities loaned, or possibly loss of rights in the collateral should the borrower of the securities become insolvent.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date. Conversely, securities sold on a delayed-delivery or foward commitment basis involve the risk that the value of the security to be sold may increase prior to the settlement date. A Portfolio is required to hold and maintain liquid assets in a segregated account with the Portfolio's custodian until the settlement date, having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a foward commitment to sell portfolio securities, a Portfolio is required to hold the portfolio securities themselves in a segregated account with the custodian while the commitment is outstanding. Although a Portfolio would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if Northern deems it appropriate to do so.

INVESTMENT COMPANIES. In connection with the management of their daily cash positions, the Portfolios may invest in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. In addition, the Portfolios may invest in securities issued by other investment companies consistent with their investment objectives and policies. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Portfolio bears directly in connection with its own operations. To the extent required by the 1940 Act and the regulations and orders of the SEC thereunder, the Portfolios currently intend to limit their investments in securities issued by other investment companies so that, as determined immediately after a purchase is made, not more than 3% of the total outstanding stock of any investment company will be owned by the Portfolios, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). The Trust has been advised by its counsel that exempt-interest dividends received by the Tax-Exempt Portfolio as a shareholder of a regulated investment company paying such dividends will receive the same Federal tax treatment as interest received by the Portfolio on Municipal Instruments held by it.

MUNICIPAL AND RELATED INSTRUMENTS. Municipal Instruments in which the Tax-Exempt Portfolio may invest include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities.

Municipal Instruments may be issued to obtain funds for various public purposes, including capital improvements, the refunding of outstanding obligations, general operating expenses, and lending to other public agencies. Among other instruments, the Portfolio may purchase short-term Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Municipal Instruments include both "general" and "revenue" obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source such as lease payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond is usually directly related to the credit standing of the private user of the facility involved.

The Tax-Exempt Portfolio may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal bonds with a series of maturity dates are called Serial Bonds. The Portfolio may purchase Serial Bonds and other long-term securities provided that they have a remaining maturity meeting the Tax-Exempt Portfolio's maturity requirements. The Portfolio may also purchase long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at least every thirteen months. Put Bonds with conditional puts (that is, puts which cannot be exercised if the issuer defaults on its payment obligations) will present risks that are different than those of other Municipal Instruments because of the possibility that the Portfolio might hold a long-term Put Bond on which a default occurs following its acquisition by the Portfolio.

The Tax-Exempt Portfolio may acquire securities in the form of custodial receipts evidencing rights to receive a specific future interest payment, principal payment or both on certain municipal obligations. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts," "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS") and "Municipal Zero-Coupon Receipts." The Portfolio may also purchase certificates of participation that, in the opinion of counsel to the issuer, are exempt from regular Federal income tax. Certificates of participation are a type of floating or variable rate obligation that represents interests in a pool of municipal obligations held by a bank.

The Tax-Exempt Portfolio may acquire "standby commitments" with respect to the Municipal Instruments it holds. Under a standby commitment, a dealer agrees to purchase at the Portfolio's option specified Municipal Instruments at a specified price. The acquisition of a standby commitment may increase the cost, and thereby reduce the yield, of the Municipal Instruments to which the commitment relates. The Portfolio will acquire standby commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Municipal Instruments purchased by the Tax-Exempt Portfolio may be backed by letters of credit or other forms of credit enhancement issued by foreign (as well as domestic) banks and other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause loss to a Portfolio that invests in Municipal Instruments. Letters of credit and other obligations of foreign financial institutions may involve certain risks in addition to those of domestic obligations. (See "Foreign Obligations" above.)

As stated, the Tax-Exempt Portfolio expects to invest primarily in Municipal Instruments. However, the Portfolio may from time to time hold uninvested cash or invest a portion of its assets in Taxable Investments. The Portfolio does not intend to invest more than 25% of the value of its total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry. The Portfolio may, however, invest 25% or more of its total assets in
(a) Municipal Instruments the interest upon which is paid solely from revenues of similar projects, and (b) industrial development obligations. In addition, although the Tax-Exempt Portfolio does not expect to do so during normal market conditions, it may invest more than 25% of the value of its total assets in Municipal Instruments whose issuers are in the same state. When a substantial percentage of the Portfolio's assets is invested in instruments which are used to finance facilities involving a particular industry, whose issuers are in the same state or which are otherwise related, there is a possibility that an economic, business or political development affecting one such instrument would likewise affect the other related instruments. The Tax-Exempt Portfolio did not invest 25% or more of its assets in any of these categories during the year ended November 30, 1996, except for industrial development obligations.

So long as other suitable Municipal Instruments are available for investment, the Tax-Exempt Portfolio does not intend to invest in "private activity bonds" the interest from which may be treated as an item of tax preference to unitholders under the Federal alternative minimum tax.

The Diversified Assets Portfolio may also invest up to 5% of its net assets from time to time in municipal instruments or other securities issued by state and local governmental bodies when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities, on a pre-tax basis, is comparable to that of other permitted short-term taxable investments. Dividends paid on such investments will be taxable to unitholders.

ISSUER DIVERSIFICATION. In accordance with current SEC regulations, each Portfolio intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the value of its total assets at the time of purchase, except that (a) 25% of the value of the total assets of each Portfolio may be invested in the securities of any one issuer (limited to repurchase agreements, certificates of deposit and bankers' acceptances in the case of the Government Select, Government and Diversified Assets Portfolios) for a period of up to three Business Days; and (b) securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the Additional Statement. In addition, the Portfolios will limit their investments in securities that are not First Tier Securities as prescribed in Rule 2a-7.

DERIVATIVE INSTRUMENTS. Each Portfolio may also purchase certain "derivative" instruments. "Derivative" instruments are instruments that derive value from the performance of underlying assets, interest rates or indices, and include (but are not limited to) various structured debt obligations (including certain variable and floating rate instruments). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility risk that, if interest rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that a Portfolio will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. Northern will evaluate the risks presented by the derivative instruments purchased by the Portfolios, and will determine, in connection with its day-to-day management of the Portfolios, how they will be used in furtherance of the Portfolios' investment objectives. It is possible, however, that Northern's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Portfolios will, because of the risks discussed above, incur loss as a result of their investments in derivative instruments.

ILLIQUID OR RESTRICTED SECURITIES. A Portfolio will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements and time deposits that do not provide for payment to the Trust within seven days after notice and certificates of participation for which there is no readily available secondary market and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act"). In accordance with the current position of the staff of the SEC, municipal custodial receipts representing rights only to either future interest or to future principal payments will be considered illiquid.

If otherwise consistent with its investment objective and policies, the Portfolios may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as Northern determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

MISCELLANEOUS. Although the Portfolios will generally not seek profits through short-term trading, each Portfolio may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other considerations, Northern believes such disposition is advisable. Subsequent to its purchase, a portfolio security may be assigned a lower rating or cease to be rated. Such an event would not necessarily require the disposition of the security, if the continued holding of the security is determined to be in the best interest of the Portfolio and its unitholders.

In determining the creditworthiness of the issuers of portfolio securities that may be purchased and held by the Portfolios, Northern gathers and reviews historical financial data and, through the use of a proprietary software computer program, analyzes and attempts to assess the fundamental strengths and weaknesses of individual issuers, industries and market sectors. Exposure limits are established by Northern for each security in conformance with the objectives and policies stated in this Prospectus, and are thereafter adjusted periodically in response to changes in relevant credit factors.

The Portfolios do not intend to purchase certificates of deposit of Northern or its affiliate banks, commercial paper issued by Northern's parent holding company or other securities issued or guaranteed by Northern, its parent holding company or their subsidiaries or affiliates.

INVESTMENT RESTRICTIONS

The Portfolios are subject to certain investment restrictions which, as described in more detail in the Additional Statement, are fundamental policies that cannot be changed without the approval of a majority of the outstanding units of a Portfolio. Each Portfolio will limit its investments so that less than 25% of the Portfolio's total assets will be invested in the securities (other than U.S. Government securities and repurchase agreements collateralized by such securities) of issuers in any one industry. Each Portfolio may borrow money from banks for temporary or emergency purposes or to meet redemption requests, provided that the Portfolio maintains asset coverage of at least 300% for all such borrowings.

                               TRUST INFORMATION

BOARD OF TRUSTEES

The business and affairs of the Trust and each Portfolio are managed under the direction of the Trust's Board of Trustees. The Additional Statement contains the name of each Trustee and background information regarding the Trustees.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern, which has offices at 50 S. LaSalle Street, Chicago, Illinois 60675, serves as investment adviser, transfer agent and custodian for each Portfolio. As transfer agent, Northern performs various unitholder servicing functions, and any unitholder inquiries should be directed to it.

Northern, a member of the Federal Reserve System, is an Illinois state-chartered commercial bank and the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern was formed in 1889 with capitalization of $1 million. As of December 31, 1996, Northern Trust Corporation and its subsidiaries had approximately $21.6 billion in assets, $13.8 billion in deposits and employed over 6,900 persons.

Northern administered in various capacities (including as master trustee, investment manager or custodian) approximately $778.9 billion of assets as of December 31, 1996, including approximately $130.3 billion of assets for which Northern had investment management responsibility. Included in managed assets were approximately $69 billion of money market instruments.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Portfolios and placing purchase and sale orders for portfolio securities. Northern is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for the Trust). As compensation for its advisory services and its assumption of related expenses, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of the average daily net assets of each Portfolio.

For serving as investment adviser during the fiscal year ended November 30, 1996, Northern earned fees paid by the Government Portfolio, the Diversified Assets Portfolio and the Tax-Exempt Portfolio at the rate of .25% (per annum) of each Portfolio's average daily net assets. For serving as investment adviser during the fiscal year ended November 30, 1996, Northern earned fees (after waivers) paid by the Government Select Portfolio at the rate of .10% (per annum) of its average daily net assets.

ADMINISTRATOR AND DISTRIBUTOR

Goldman Sachs, 85 Broad Street, New York, New York 10004, acts as administrator and distributor for the Portfolios. Subject to the limitations described below, as compensation for its administrative services (which include supervision with respect to the Trust's non-investment advisory operations) and the assumption of related expenses, Goldman Sachs is entitled to a fee from each Portfolio, computed daily and payable monthly, at an annual rate of .25% of the first $100 million, .15% of the next $200 million, .075% of the next $450 million and .05% of any excess over $750 million of the average daily net assets of each Portfolio. No compensation is payable by the Trust to Goldman Sachs for its distribution services.

Goldman Sachs has agreed in its Administration Agreement with the Trust that if in any fiscal year the sum of a Portfolio's expenses (including the fees payable to Goldman Sachs as Administrator, but excluding the fees payable to Northern for its duties as investment adviser and taxes, interest, brokerage expenses relating to the purchase and sale of securities and extraordinary expenses such as for litigation) exceeds on an annualized basis .10% of such Portfolio's average daily net assets for such fiscal year, it will reimburse such Portfolio for the amount of the excess. In addition, as stated under "Highlights--Summary of Expenses," Northern intends to voluntarily reduce its advisory fee for the Government Select Portfolio during the Trust's current fiscal year. The result of these reimbursement and fee reductions will be to increase the yields of the Portfolios during the periods for which the reimbursements and reductions are made.

                                   INVESTING

PURCHASE OF UNITS

Units are offered to Northern, its affiliates and other institutions and organizations (the "Institutions") acting on behalf of their customers, clients, employees and others (the "Customers") and for their own account. Units of the Portfolios are sold on a continuous basis by the Trust's distributor, Goldman Sachs, to Institutions that either maintain certain qualified accounts with Northern or its affiliates or invest an aggregate of at least $5 million in one or more Portfolios of the Trust. Goldman Sachs has established procedures for purchasing units in order to accommodate different types of Institutions.

PURCHASE OF UNITS THROUGH QUALIFIED ACCOUNTS. Any Institution maintaining a qualified account at Northern or an affiliate may make purchases through such qualified account either by directing automatic investment of cash balances in excess of certain agreed upon amounts or by directing investments from time to time on a non-automatic basis. The nature of an Institution's relationship with Northern or an affiliate will determine whether the Institution maintains a qualified account as well as the procedures available for purchases. Institutions should contact Northern or an affiliate for further information in this regard. There is no minimum initial investment for Institutions that maintain qualified accounts with Northern or its affiliates.

PURCHASE OF UNITS DIRECTLY FROM THE TRUST. An Institution that purchases units directly may do so by means of one of the following procedures, provided it makes an aggregate minimum initial investment of $5 million in one or more Portfolios of the Trust:

  PURCHASE BY MAIL. An Institution desiring to purchase units of a Portfolio by mail should mail a check or Federal Reserve draft payable to the specific Portfolio together with a completed and signed new account application to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. An application will be incomplete if it does not include a corporate resolution with the corporate seal and secretary's certification within the preceding 30 days, or other acceptable evidence of authority. If an Institution desires to purchase the units of more than one Portfolio, the Institution should send a separate check for each Portfolio. All checks must be payable in U.S. dollars and drawn on a bank located in the United States. A $20 charge will be imposed if a check does not clear. The proceeds of redemptions of units purchased by check may be delayed up to 15 days to allow the Trust to determine that the check has cleared and been paid. Cash and third party checks are not acceptable for the purchase of Trust units.

  PURCHASE BY TELEPHONE. An Institution desiring to purchase units of a Portfolio by telephone should call Northern acting as the Trust's transfer agent ("Transfer Agent") at 1-800-637-1380. Please be prepared to identify the name of the Portfolio with respect to which units are to be purchased and the manner of payment. Please indicate whether a new account is being established or an additional payment is being made to an existing account. If an additional payment is being made to an existing account, please provide the Institution's name and Portfolio Account Number. Purchase orders are effected upon receipt by the Transfer Agent of Federal funds or other immediately available funds in accordance with the terms set forth below.

  PURCHASE BY WIRE OR ACH TRANSFER. An Institution desiring to purchase units of a Portfolio by wire or ACH Transfer should call the Transfer Agent at 1-800-637-1380 for instructions if it is not making an additional payment to an existing account. An Institution that wishes to add to an existing account should wire Federal funds or effect an ACH Transfer to:

                      The Northern Trust Company
                      Chicago, Illinois
                      ABA Routing No. 0710-00152
                      (Reference 10 Digit Portfolio Account Number) (Reference Unitholder's Name)

  For other information concerning requirements for the purchase of units, call the Transfer Agent at 1-800-637-1380.

EFFECTIVE TIME OF PURCHASES. A purchase order for Portfolio units placed with the Transfer Agent by 1:00 p.m., Chicago time, on a Business Day (as defined under "Miscellaneous") will be effected on that Business Day at the net asset value next determined on that day with respect to a Portfolio, provided that the Transfer Agent receives the purchase price in Federal funds or other immediately available funds prior to 1:00 p.m., Chicago time, on the same Business Day such order is received. Orders received after 1:00 p.m. on a Business Day will be effected at the net asset value next determined on the following Business Day, provided that payment is received as provided herein. Purchase orders received on a non-Business Day will not be executed until the following Business Day in accordance with the foregoing procedures. An order generated pursuant to an automatic investment direction of an Institution that has a qualified account with Northern or its affiliates will normally be placed either on the Business Day that funds are available in such account or on the first Business Day thereafter, depending upon the terms of the Institution's automatic investment arrangements. Units of a Portfolio are entitled to the dividends declared by the Portfolio beginning on the Business Day the purchase order is executed.

MISCELLANEOUS PURCHASE INFORMATION. Units are purchased without a sales charge imposed by the Trust. The minimum initial investment is $5 million for Institutions that invest directly in one or more investment portfolios of the Trust. The Trust reserves the right to waive this minimum and to determine the manner in which the minimum investment is satisfied. There is no minimum for subsequent investments.

Institutions intending to place a purchase order of $5 million or more directly with the Trust through the Transfer Agent are requested to give advance notice to the Transfer Agent no later than 11:00 a.m. Chicago Time on a Business Day in order to assist in the processing of the order.

Institutions may impose minimum investment and other requirements on Customers purchasing units through them. Depending on the terms governing the particular account, Institutions may impose account charges such as asset allocation fees, account maintenance fees, compensating balance requirements or other charges based upon account transactions, assets or income, which will have the effect of reducing the net return on an investment in a Portfolio. The exercise of voting rights and the delivery to Customers of unitholder communications from the Trust will be governed by the Customers' account agreements with the Institutions. Customers should read this Prospectus in connection with any relevant agreement describing the services provided by an Institution and any related requirements and charges, or contact the Institution at which the Customer maintains its account for further information.

Institutions that purchase units on behalf of Customers are responsible for transmitting purchase orders to the Transfer Agent and delivering required Federal funds on a timely basis. An Institution will be responsible for all losses and expenses of a Portfolio as a result of a check that does not clear, an ACH transfer that is rejected, or any other failure to make payment in the time and manner described above, and Northern may redeem units from an account it maintains to protect the Portfolio and Northern against loss. The Trust reserves the right to reject any purchase order. In those cases in which an Institution pays for units by check, Federal funds will generally become available two Business Days after a purchase order is received. Federal regulations require that the Transfer Agent be furnished with a taxpayer identification number upon opening or reopening an account. Purchase orders without such a number or an indication that a number has been applied for will not be accepted. If a number has been applied for, the number must be provided and certified within sixty days of the date of the order.

Payment for units of the Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio. For further information about the terms of such purchases, see the Additional Statement.

In the interests of economy and convenience, certificates representing units of the Portfolios are not issued.

Institutions investing in the Portfolios on behalf of their Customers should note that state securities laws regarding the registration of dealers may differ from the interpretations of Federal law and such institutions may be required to register as dealers pursuant to state law.

Northern may, at its own expense, provide compensation to certain dealers whose customers purchase significant amounts of units of a Portfolio. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees that are earned by Northern as investment adviser to such Portfolio (after adjustments) and are attributable to units held by such customers. Such compensation will not represent an additional expense to the Trust or its unitholders, since it will be paid from assets of Northern or its affiliates.

REDEMPTION OF UNITS

Institutions may redeem units of a Portfolio through procedures established by Northern and its affiliates in connection with the requirements of their qualified accounts or through procedures set forth herein with respect to Institutions that invest directly.

REDEMPTION OF UNITS THROUGH QUALIFIED ACCOUNTS. Institutions may redeem units in their qualified accounts at Northern or its affiliates. For Institutions that participate in an automatic investment service described above under "Purchase of Units," Northern or its affiliates will calculate on each Business Day the number of units that need to be redeemed in order to bring the Institution's account up to any agreed upon minimum amount. Redemption requests on behalf of an Institution will normally be placed either on the Business Day the redemption amount is calculated or on the first Business Day thereafter, depending upon the terms of the Institution's automatic investment arrangements. In the latter case, however, Northern or its affiliates normally will provide funds by provisionally crediting the qualified account of the Institution on the Business Day on which the calculation is made. The nature of an Institution's relationship with Northern or an affiliate will determine whether the Institution maintains a "qualified account" as well as the procedures available for redemptions. Institutions should contact Northern or an affiliate for further information in this regard.

REDEMPTION OF UNITS DIRECTLY. Institutions that purchase units directly from the Trust through the Transfer Agent may redeem all or part of their Portfolio units in accordance with the procedures set forth below.

  REDEMPTION BY MAIL. An Institution may redeem units by sending a written request to The Benchmark Funds, c/o The Northern Trust Company, P.O. Box 75943, Chicago, Illinois 60675-5943. Redemption requests must be signed by a duly authorized person, and must state the number of units or the dollar amount to be redeemed and identify the Portfolio Account Number. See "Other Requirements."

  REDEMPTION BY TELEPHONE. An Institution may redeem units by placing a redemption order by telephone by calling the Transfer Agent at 1-800-637-1380. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, unitholders should follow procedures outlined above under "Redemption by Mail."

  REDEMPTION BY WIRE. If an Institution has given authorization for expedited wire redemption, units can be redeemed and the proceeds sent by Federal wire transfer to a single previously designated bank account. The minimum amount which may be redeemed by this method is $10,000. The Trust reserves the right to change or waive this minimum or to terminate the wire redemption privilege. See "Other Requirements."

  TELEPHONE PRIVILEGE. An Institution that has notified the Transfer Agent in writing of the Institution's election to redeem or exchange units by placing an order by telephone may do so by calling the Transfer Agent at 1-800-637-1380. Neither the Trust nor its Transfer Agent will be responsible for the authenticity of instructions received by telephone that are reasonably believed to be genuine. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized. In all other cases, the unitholder will bear the risk of loss for fraudulent telephone transactions. However, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. The proceeds of redemption orders received by telephone will be sent by check, by wire or by transfer pursuant to proper instruments. All checks will be made payable to the unitholder of record and mailed only to the unitholder's address of record. See "Other Requirements." Additionally, the Transfer Agent utilizes recorded lines for telephone transactions and retains such tape recordings for six months, and will request a form of identification if such identification has been furnished to the Transfer Agent or the Trust.

  OTHER REQUIREMENTS. A change of wiring instructions and a change of the address of record may be effected only by a written request to the Transfer Agent accompanied by (i) a corporate resolution which evidences authority to sign on behalf of the Institution (including the corporate seal and secretary's certification within the preceding 30 days), (ii) a signature guarantee by a financial institution that is a participant in the Stock Transfer Agency Medallion Program ("STAMP") in accordance with rules promulgated by the SEC (a signature notarized by a notary public is not acceptable) or (iii) such other means or evidence of authority as may be acceptable to the Transfer Agent. A redemption request by mail will not be effective unless signed by a person authorized by the corporate resolution or other acceptable evidence of authority on file with the Transfer Agent.

EXCHANGE PRIVILEGE. Institutions and, to the extent permitted by their account agreements, Customers, may, after appropriate prior authorization, exchange units of a Portfolio having a value of at least $1,000 for units of certain other portfolios of the Trust as to which the Institution or Customer maintains an existing account with an identical title.

Exchanges will be effected by a redemption of units of the portfolio held and the purchase of units of the portfolio acquired. Customers of Institutions should contact their Institutions for further information regarding the Trust's exchange privilege and Institutions should contact the Transfer Agent as appropriate. Customers and Institutions exercising the exchange privilege should read the relevant Prospectus prior to making an exchange. The Trust reserves the right to modify or terminate the exchange privilege at any time upon 60 days' written notice to unitholders of record and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made.

EFFECTIVE TIME OF REDEMPTIONS AND EXCHANGES. Redemption orders of Portfolio units are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. Good order means that the request includes the following: the account number and Portfolio name; the amount of the transaction (as specified in dollars or units); and the signature of a duly authorized person (except for telephone and wire redemptions). See "Investing-- Redemption of Units--Other Requirements." Exchange orders are effected at the net asset value per unit next determined after receipt in good order by the Transfer Agent. Payment for redeemed units for which a redemption order is received by Northern with respect to a qualified account it maintains or the Transfer Agent as of 1:00 p.m., Chicago time, on a Business Day normally will be made in Federal funds or other immediately available funds wired or sent by check to the redeeming unitholder or, if selected, the unitholder's qualified account with Northern on that Business Day. Redemption orders received after 1:00 p.m. will be effected the next Business Day. Proceeds for redemption orders received on a non-Business Day will normally be sent on the next Business Day after receipt in good order.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless Northern or the Transfer Agent is directed otherwise. The ACH system may be utilized for payment of redemption proceeds. Redemption of units may not be effected if a unitholder has failed to submit a completed and properly executed (with corporate resolution or other acceptable evidence of authority) new account application. Institutions intending to place exchange and redemption orders for same day proceeds of $5 million or more directly with the Trust through the Transfer Agent are requested to give advance notice to the Transfer Agent no later than 11:00 a.m. Chicago Time on a Business Day. The proceeds of redemptions of units purchased by check may be delayed up to 15 days to allow the Trust to determine that the check has cleared and been paid. The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days after receiving a redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio.

The Trust may require any information reasonably necessary to ensure that a redemption has been duly authorized. Dividends on units are earned through and including the day prior to the day on which they are redeemed.

It is the responsibility of Institutions acting on behalf of Customers to transmit redemption orders to the Transfer Agent and to credit Customers' accounts with the redemption proceeds on a timely basis. If a Customer has agreed with a particular Institution to maintain a minimum balance in his account at such Institution and the balance in such account falls below that minimum, such Customer may be obliged to redeem all or part of his units to the extent necessary to maintain the required minimum balance.

DISTRIBUTIONS

Unitholders of each Portfolio are entitled to dividends and distributions arising from the net income and capital gains, if any, earned on investments held by the particular Portfolio. Dividends from each Portfolio's net income are declared daily as a dividend to unitholders of record at the close of business on the days the dividends are declared (or 3:00 p.m., Chicago time, on non-Business Days).

Net income of each Portfolio includes interest accrued on the assets of such Portfolio less the estimated expenses charged to such Portfolio. Net realized short-term capital gains of each Portfolio will be distributed at least annually. The Portfolios do not expect to realize net long-term capital gains.

Dividends declared during a calendar month (including dividends with respect to units redeemed at any time during the month) will be paid as soon as practicable following the end of the month. All distributions are paid by each Portfolio in cash or are automatically reinvested (without any sales charge) in additional units of the same Portfolio. Arrangements may be made for the crediting of such distributions to a unitholder's account with Northern, its affiliates or its correspondent banks.

TAXES

Management of the Trust intends that each Portfolio will qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") as long as such qualification is in the best interest of the Portfolio's unitholders. Such qualification generally relieves each Portfolio of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code, but unitholders, unless otherwise exempt, will pay income taxes on amounts so distributed (except distributions that constitute "exempt-interest dividends" or that are treated as a return of capital). Dividends paid from net short-term capital gains are treated as ordinary income dividends. None of the Portfolios' distributions will be eligible for the corporate dividends received deduction.

The Tax-Exempt Portfolio intends to pay substantially all of its dividends as "exempt-interest dividends." Investors in the Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt-interest dividends" on their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are taxable to persons subject to alternative minimum and environmental taxes. First, tax-exempt interest and "exempt-interest dividends" derived from certain private activity bonds issued after August 7, 1986 generally will constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum and environmental tax liability. Second, all tax-exempt interest and "exempt-interest dividends" must be taken into account by corporate taxpayers in determining certain adjustments for alternative minimum and environmental tax purposes. Unitholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that tax-exempt interest and "exempt-interest dividends" will be taken into account in determining the taxability of their benefit payments. To the extent, if any, that dividends paid by the Tax-Exempt Portfolio to its unitholders are derived from taxable interest or from capital gains, such dividends will be subject to Federal income tax, whether received in cash or reinvested in additional units.

The Tax-Exempt Portfolio will determine annually the percentages of its net investment income which is exempt from the regular Federal income tax, which constitutes an item of tax preference for purposes of the Federal alternative minimum tax, and which is fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

The Trust will send written notices to unitholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to unitholders of record on a specified date in those months will be deemed for Federal tax purposes to have been paid by a Portfolio and to have been received by the unitholders on December 31 of that year, if the dividends are actually paid during the following January.

The foregoing discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their unitholders and is not intended as a substitute for careful tax planning. Accordingly, investors should consult their tax advisers with specific reference to their own Federal, state and local tax situation. In particular, although the Government Select Portfolio intends to invest primarily in U.S. Government securities the interest on which is generally exempt from state income taxation, an investor should consult his or her own tax adviser to determine whether distributions from the Portfolio are exempt from state income taxation in the investor's own situation. Similarly, dividends paid by the Portfolios may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more of the Portfolios.

                                NET ASSET VALUE

The net asset value per unit of each Portfolio for purposes of purchases and redemptions is calculated by Northern as of 3:00 p.m., Chicago time, immediately after the declaration of net income earned by unitholders of record, on each Business Day (as defined below under "Miscellaneous"), except for days during which no units are tendered to the Portfolio for redemption and no orders to purchase or sell units are received by the Portfolio and except for days on which there is an insufficient degree of trading in the Portfolio's securities for changes in the value of such securities to materially affect the net asset value per unit. Net asset value per unit of each Portfolio is calculated by adding the value of all securities and other assets of the Portfolio, subtracting the liabilities of the Portfolio and dividing by the number of units of the Portfolio outstanding.

In seeking to maintain a net asset value of $1.00 per unit with respect to each Portfolio for purposes of purchases and redemptions, the Trust values the portfolio securities held by a Portfolio pursuant to the amortized cost method. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period of maturity. See "Amortized Cost Valuation" in the Additional Statement. There can be no assurance that a Portfolio will be able at all times to maintain a net asset value per unit of $1.00.

                            PERFORMANCE INFORMATION

From time to time the Portfolios may advertise their "yields" and "effective yields" and the Government Select Portfolio and Tax-Exempt Portfolio may advertise their "tax-equivalent yields." These yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the net investment income generated by an investment in the Portfolio over a seven-day period identified in the advertisement. This net investment income is then "annualized." That is, the amount of net investment income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the net investment income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Portfolio's tax-free yield. It is calculated by taking that portion of the seven-day "yield" which is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The "tax-equivalent yield" will always be higher than the Portfolio's yield.

The Portfolios' yields may not provide a basis for comparison with bank deposits and other investments which provide a fixed yield for a stated period of time. Yield will be affected by portfolio quality, composition, maturity, market conditions and the level of the Portfolio's operating expenses.

                                  ORGANIZATION

The Trust was formed as a Massachusetts business trust on July 15, 1982 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust offers seventeen separate series of units of beneficial interest, representing interests in seventeen investment portfolios, four of which are described in this prospectus; the other series of units are described in separate prospectuses. The Trust's Tax-Exempt Portfolio is the successor to a separate series of The Benchmark Tax-Exempt Fund, which was organized on July 15, 1982 and which transferred its assets and liabilities to the Tax-Exempt Portfolio pursuant to a reorganization on October 5, 1990.

The Trust Agreement permits the Board of Trustees to issue an unlimited number of units of beneficial interest of each of the Trust's series. The Trust Agreement further authorizes the Board of Trustees to classify or reclassify any unissued units into any number of additional series of units. Each unit of a Portfolio is without par value, represents an equal proportionate interest in that Portfolio and is entitled to such dividends and distributions earned on such Portfolio's assets as are declared in the discretion of the Board of Trustees.

The Trust's unitholders are entitled to one vote for each full unit held and proportionate fractional votes for fractional units held. Each series entitled to vote on a matter will vote thereon in the aggregate and not by series, except as otherwise required by law or when the matter to be voted on affects only the interests of unitholders of a particular series. The Additional Statement gives examples of situations in which the law requires voting by series. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate units of the Trust may elect all of the Trustees irrespective of the vote of the other unitholders.

As of March 1, 1997, Northern possessed sole or shared voting or investment power for its customer accounts with respect to more than 50% of the outstanding units of the Trust.

The Trust does not presently intend to hold annual meetings of unitholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of unitholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding units. To the extent required by law, the Trust will assist in unitholder communications in connection with such a meeting.

The Trust Agreement provides that each unitholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

                                 MISCELLANEOUS

The address of the Trust is 4900 Sears Tower, Chicago, Illinois 60606 and the telephone number is 1-800-621-2550.

As used in this Prospectus, the term "Business Day" refers to each day when Northern and the New York Stock Exchange are open, which is Monday through Friday, except for holidays observed by Northern and/or the Exchange other than Good Friday. For 1997, the holidays of Northern and/or the Exchange are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and Christmas Day. Notice of purchase or redemption orders to be executed on Good Friday, or any other day Northern is open for business and the Exchange is closed must be received by the Transfer Agent no later than 11:00 a.m. Chicago time on the prior Business Day if the amount of the order is in excess of $1,000,000. On those days when Northern or the Exchange closes early as a result of unusual weather or other circumstances, the right is reserved to advance the time on that day by which purchase and redemption requests must be received. In addition, on any Business Day when the Public Securities Association (PSA) recommends that the securities markets close early, the Portfolios reserve the right to cease or to advance the deadline for accepting purchase and redemption orders for same Business Day credit up to one hour before the PSA recommended closing time. Purchase and redemption requests received after the advanced closing time will be effected on the next Business Day.

                             ---------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                              THE BENCHMARK FUNDS
                               4900 SEARS TOWER
                            CHICAGO, ILLINOIS 60606

                              BALANCED PORTFOLIO
                            EQUITY INDEX PORTFOLIO
                         DIVERSIFIED GROWTH PORTFOLIO
                           FOCUSED GROWTH PORTFOLIO
                         SMALL COMPANY INDEX PORTFOLIO
                     INTERNATIONAL EQUITY INDEX PORTFOLIO
                        INTERNATIONAL GROWTH PORTFOLIO

     This Statement of Additional Information (the "Additional Statement") dated April 1, 1997 is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Balanced Portfolio, Equity Index Portfolio, Diversified Growth Portfolio, Focused Growth Portfolio, Small Company Index Portfolio, International Equity Index Portfolio and International Growth Portfolio (the "Portfolios") of The Benchmark Funds (the "Prospectus") dated April 1, 1997. Copies of the Prospectus may be obtained without charge by calling Goldman, Sachs & Co. ("Goldman Sachs") toll-free at 1-800-621-2550 (outside Illinois) or by writing to the address stated above. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

                      ------------------------------------
                                     INDEX

                                                         Page
                                                         ----
ADDITIONAL INVESTMENT INFORMATION                        B-3
     Investment Objectives and Policies                  B-3
     Investment Restrictions                             B-18
ADDITIONAL TRUST INFORMATION                             B-21
     Trustees and Officers                               B-21
     Investment Adviser, Transfer Agent and Custodian    B-27
     Portfolio Transactions                              B-33
     Administrator and Distributor                       B-37
     Unitholder Servicing Plan                           B-39
     Counsel and Auditors                                B-41
     In-Kind Purchases                                   B-42
PERFORMANCE INFORMATION                                  B-42
TAXES                                                    B-50
     General                                             B-51
     Taxation of Certain Financial Instruments           B-53
     Foreign Investors                                   B-55
     Conclusion                                          B-56
DESCRIPTION OF UNITS                                     B-56
OTHER INFORMATION                                        B-61
FINANCIAL STATEMENTS                                     B-61
APPENDIX A (Description of Bond Ratings)                 1-A
APPENDIX B (Futures Contracts)                           1-B

     No person has been authorized to give any information or to make any representations not contained in this additional statement or in the prospectus in connection with the offering made by the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the trust or its distributor. The prospectus does not constitute an offering by the trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                       ADDITIONAL INVESTMENT INFORMATION


INVESTMENT OBJECTIVES AND POLICIES

     The following supplements the investment objectives and policies of the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Equity Index, and International Growth Portfolios of The Benchmark Funds (the "Trust") as set forth in the Prospectus.

     Warrants.  The Balanced, Diversified Growth, Focused Growth, Small Company
     --------
Index, International Equity Index and International Growth Portfolios may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Portfolio will not invest more than 5% of its total assets, taken at market value, in warrants. Warrants acquired by a Portfolio in units or attached to other securities are not subject to this restriction.

     U.S. Government Obligations.  Examples of types of U.S. Government
     ---------------------------
obligations that may be acquired by the Portfolios includes U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

          Foreign Securities.  Unanticipated political or social developments
     -----------------------
may also affect the value of a Portfolio's investments in emerging market countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Investors should understand that the expense ratios of the International Equity Index and International Growth Portfolios can be expected to be higher than those funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

     Foreign Currency Transactions.  In order to protect against a possible loss
     -----------------------------
on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Balanced, Diversified Growth, Focused Growth, International Equity Index and International Growth Portfolios are authorized to enter into forward currency exchange contracts. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When Northern anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Similarly, when the securities held by a Portfolio create a short position in a foreign currency, the Portfolio may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Portfolio may also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     In addition, with respect to the International Equity Index and International Growth Portfolios, Northern may purchase or sell forward foreign currency exchange contracts to seek to increase total return. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract.

     A separate account consisting of liquid assets equal to the amount of a Portfolio's assets that could be required to consummate forward contracts will be established with the Portfolios' custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio. A forward contract to sell a foreign currency is "covered" if a Portfolio owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Portfolio to buy the same currency at a price that is (i) no higher than the Portfolio's price to sell the currency or (ii) greater than the Portfolio's price to sell the currency provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. A forward contract to buy a foreign currency is "covered" if a Portfolio holds a forward contract (or call option) permitting the Portfolio to sell the same currency at a price that is (i) as high as or higher than the Portfolio's price to buy the currency or (ii) lower than the Portfolio's price to buy the currency provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

     Options.  Each Portfolio may buy put options and buy call options and write
     -------
covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, or foreign currencies and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

     The Portfolios will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. The Portfolios will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Portfolios' custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Portfolio's obligation to sell a security subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Portfolio's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security or currency from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security or currency during such period.

     When a Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

     There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     Supranational Bank Obligations.  The Balanced Portfolio may invest in
     ------------------------------
obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

     Stripped Securities.  The Balanced Portfolio may purchase stripped
     -------------------
securities. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Portfolio may purchase securities registered in the STRIPS program. Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Balanced Portfolio may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

     The Prospectus discusses other types of stripped securities that may be purchased by the Portfolio, including stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per unit.

     Asset-Backed Securities. The Balanced Portfolio may purchase asset backed
     -----------------------
securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage

Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders.
Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

     Interest Rate and Currency Swaps.  The Balanced Portfolio may enter into
     --------------------------------
interest rate swaps for hedging purposes and not for speculation. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The Portfolio will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. The Portfolio will only enter into interest rate swaps on a net basis, i.e. the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

     The International Equity Index and International Growth Portfolios may enter into currency swaps, which involve the exchange of the rights of a Portfolio and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

     Inasmuch as interest rate and currency swaps are entered into for good faith hedging purposes, the Trust Northern believe that such transactions do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolios' borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to interest rate or currency swaps will be accrued on a daily basis and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian.

     The Balanced, International Equity Index and International Growth Portfolios will not enter into an interest rate swap or a currency swap, respectively, unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-l or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's. If there is a default by the other party to such transaction, the Portfolios will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

     Futures Contracts and Related Options.  Each Portfolio may invest in
     -------------------------------------
futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, for speculative purposes (to seek to increase total return), to invest cash balances for for liquidity management purposes. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

     Real Estate Investment Trusts.  The Small Company Index Portfolio may
     -----------------------------
invest in equity real estate investment trusts ("REITs") that constitute a part of the Russell 2000 Small Stock Index. REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Portfolio to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, the Portfolio would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses.
These expenses would be in addition to the advisory and other expenses the Portfolio bears directly in connection with its own operations.

     Securities Lending.  Collateral for loans of portfolio securities made by a
     ------------------
Portfolio may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Portfolio lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

     Forward Commitments, When-Issued Securities and Delayed Delivery
     ----------------------------------------------------------------
Transactions.  When a Portfolio purchases securities on a when-issued, delayed
------------
delivery or forward commitment basis, the Portfolio's custodian (or subcustodian) will maintain in a segregated account liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

     Commercial Paper, Bankers' Acceptances, Certificates of Deposit, Time
     ---------------------------------------------------------------------
Deposits and Bank Notes.  Commercial paper represents short-term unsecured
-----------------------
promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes rank junior to deposit liabilities of banks and pari passu
                                                                   ---- -----
with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance.

     Each Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Variable and Floating Rate Instruments.  With respect to the variable and
     --------------------------------------
floating rate instruments that may be acquired by the Portfolios, Northern will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Portfolios' quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Repurchase Agreements.  Each Portfolio may enter into repurchase agreements
     ---------------------
with financial institutions, such as banks and broker-dealers, as are deemed creditworthy by Northern under guidelines approved by the Trust's Board of Trustees. The repurchase price under the repurchase agreements will generally equal the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian (or subcustodian), in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

     Reverse Repurchase Agreements.  Each Portfolio may borrow funds for
     -----------------------------
temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price. The Portfolio will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Portfolio will maintain in a segregated account liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

     Pair-Off Transactions.  Subject to the requirements of the 1940 Act, the
     ---------------------
Balanced Portfolio may engage in pair-off transactions involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In a pair-off transaction Northern will commit to purchase or sell a security. Then, prior to the settlement date, Northern will "pair-off" the purchase or sale with a matching sale or purchase of the same security that settles prior to, or on, the original settlement date. Profits or losses on the pair-off transaction are settled by the Portfolio's paying or receiving the difference between the purchase and sale prices from the counter party in the transaction (which will be a bank, broker-dealer or other financial institution determined to be creditworthy by Northern).

     A pair-off transaction that involves an initial sale by the Portfolio of a security that it does not own (or does not have the right to obtain at no added cost) will be considered a short sale of the security. Until the sale is paired-off as described above, the Portfolio will maintain on a daily basis a segregated account containing liquid assets at such a level that (a) the amount deposited in the segregated account will equal the current value of the security sold short and (b) the amount deposited in the segregated account will not be less than the market value of the security at the time it was sold short. Similarly, a segregated account will be maintained for a pair-off transaction that involves an initial purchase by the Portfolio of a security on a forward commitment or when-issued basis as described more fully in this Additional Statement.

     The Portfolio will not enter into a pair-off transaction that involves either a short sale or a forward commitment or when-issued purchase if, after effect is given to the sale or purchase, the total market value of all open pair-off transactions would exceed 2% of the value of the Portfolio's total assets.

     Although pair-off transactions represent a strategy that may be used by Northern in attempting to earn additional income for the Portfolio resulting from short-term price movements in the securities markets, the transactions may result in losses instead. In addition, pair-off transactions may produce higher than normal portfolio turnover which may result in increased transaction costs to the Portfolio and gains from the sale of securities deemed to have been held for less than three months. Such gains must not exceed 30% of the Portfolio's gross income in a taxable year in order for the Portfolio to qualify as a regulated investment company under the Internal Revenue Code of 1986.

     Investment Companies.  To the extent required by the 1940 Act and the
     --------------------
regulations and orders of the SEC thereunder, each Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, not more than 3% of the total outstanding stock of any one investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). An investment company whose securities are purchased by a Portfolio or the Trust is not obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, a Portfolio may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of the Trust. To the extent required by the 1940 Act, each Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

     Risks Related to Lower-Rated Securities.  While any investment carries some
     ---------------------------------------
risk, certain risks associated with lower-rated securities are different than those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Portfolio's net asset value per unit.

     There remains some uncertainty about its performance level under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the markets for lower-rated securities (resulting in a greater number of bond defaults) and the value of lower-rated securities held in the portfolio of investments.

     The economy and interest rates can affect lower-rated securities differently than other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

     If an issuer of a security defaults, a Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower-rated securities as well as a Portfolio's net asset value. In general, both the prices and yields of lower-rated securities will fluctuate.

     In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result, a Portfolio's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by the Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

          The ratings of S&P, Moody's, Duff and Fitch evaluate the safety of a lower-rated security's principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, Northern performs its own analysis of the issuers whose lower-rated securities the Portfolio purchases. Because of this, the Portfolio's performance may depend more on its own credit analysis than is the case of mutual funds investing in higher-rated securities.

     In selecting lower-rated securities, Northern considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Portfolio's investment portfolio. Northern continuously monitors the issuers of lower-rated securities held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.

          Yields and Ratings.  The yields on certain obligations, including the
          ------------------
instruments in which the Portfolios may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, Duff, Fitch and TBW represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subject to the limitations stated in the Prospectus, if a portfolio security undergoes a rating revision, a Portfolio may continue to hold the security if Northern determines such retention is warranted.

     Calculation of Portfolio Turnover Rate.  The portfolio turnover rate for
     --------------------------------------
the Portfolios is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Portfolios to receive favorable tax treatment.

INVESTMENT RESTRICTIONS

     In addition to the fundamental investment restrictions disclosed in the Prospectus, each Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding units.

No Portfolio may:

          (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

          (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

          (3) Purchase or sell real estate, but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

          (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, enter into futures contracts and related options, and enter into forward currency contracts in accordance with its investment objective and policies.

          (5) Invest in companies for the purpose of exercising control.

          (6) Act as underwriter of securities, except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

          (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities (and in the case of the International Growth Portfolio, yield curve options); futures contracts; options on futures contracts; forward currency contracts; short sales of securities against the box; interest rate swaps; and pair-off transactions (except in the case of the International Growth Portfolio).

          (8) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation, and also except that with respect to the International Equity Index Portfolio, this investment restriction does not apply to securities of other investment companies.

          (9) Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, in the case of the International Equity Index Portfolio, securities of other investment companies) if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio
          to be invested in the   securities of one or more issuers having their
          principal business activities in the same industry.       For the
          purposes of this restriction, as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

          (10) Borrow money (other than pursuant to reverse repurchase agreements), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Trust to meet redemption requests when the liquidation of Portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

          (11) Purchase the securities of any one issuer, (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, in the case of the International Equity Index Portfolios, securities of other investment companies) if immediately after such purchase more than 5% of the value of such Portfolio's total assets would be invested in such issuer, except that: (a) up to 25% of the value of the total assets of each Portfolio may be invested in any securities without regard to this 5% limitation; and (b) with respect to each Portfolio, such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

                        *     *     *

     In applying Restriction No. 11 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

     Except to the extent otherwise provided in Investment Restriction (9) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual (except that the International Growth Portfolio and the International Equity Index Portfolio will use The Morgan Stanley Capital International industry classification titles). Securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

     In addition, as a matter of fundamental policy, the International Equity Index and International Growth Portfolios will not issue senior securities except as stated in the Prospectus or this Additional Statement.

     Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio.


                ADDITIONAL TRUST INFORMATION
TRUSTEES AND OFFICERS
Information pertaining to the Trustees and officers of the Trust is set forth below.

NAME, AGE                                       POSITIONS                PRINCIPAL OCCUPATION(S)
AND ADDRESS                                    WITH TRUST                  DURING PAST 5 YEARS
-----------------------------------  -------------------------------  -----------------------------

William H. Springer, 67  Chairman      Trustee                        Vice Chairman of Ameritech
701 Morningside Drive                                                 and (a telecommunications holding
Lake Forest, IL 60045                                                 company), from February 1987
                                                                      to retirement in August 1992;
                                                                      Vice Chairman, Chief Financial
                                                                      and Administrative Officer of
                                                                      Ameritech prior to 1987;
                                                                      Director, Walgreen Co. (a
                                                                      retail drug store business);
                                                                      Director of Baker, Fentress &
                                                                      Co. (a closed-end, non-diver
                                                                      sified management investment
                                                                      company) from April 1992 to
                                                                      present.

Edward J. Condon, Jr.,56             Trustee                          Chairman of The Pardigm Group,
227 West Monroe Street                                                Ltd. (a financial advisor)
Chicago, IL 60606.                                                    since July 1993;  Vice
                                                                      President and Treasurer of
                                                                      Sears, Roebuck and Co. (a
                                                                      retail corporation) from
                                                                      February 1989 to July 1993;
                                                                      Within the last five years he
                                                                      has served as a Director of:
                                                                      Sears Roebuck Acceptance
                                                                      Corp.; Discover Credit Corp.;
                                                                      Sears Receivables Financing
                                                                      Group, Inc.; Sears Credit
                                                                      Corp.; and Sears Overseas
                                                                      Finance N.V.

John W. English, 64                  Trustee                          Private Investor;  Vice Pres-
50-H New England Avenue                                               ident and Chief Investment

P.O. Box 640                         Officer of The Ford Foundation
Summit, NJ 07902-0640.               (a charitable trust) from 1981
                                     until 1993;  Trustee:  The
                                     China Fund, Inc.; Paribas Trust for the
                                     Institutions; Retail Property Trust;
                                     Sierra Trust; American Red Cross in
                                     Greater New York; Mote Marine Laboratory;
                                     and United Board for Christian Higher
                                     Education in Asia. Director: University of
                                     Iowa Foundation; Blanton-Peale Institutes
                                     of Religion and Health; Community Found-
                                     ation of Sarasota County; Duke Management
                                     Company; and John Ringling Centre
                                     Foundation.

James J. Gavin, Jr., 74  Trustee     Vice Chairman from January
161 Thorntree Lane                   1985 to August 1987 and Senior
Winnetka, Illinois 60093             Vice President-Finance and Chief Financial
                                     Officer from 1975 to January 1985 of Borg-
                                     Warner Corporation (a diversified
                                     manufacturing company also engaged in
                                     providing financial and protective
                                     services); Director of Service Corporation
                                     International (a funeral service/cemetery
                                     company), Stepan Corporation (a producer of
                                     basic and intermediate chemicals), Borg-
                                     Warner Industrial Products, Inc.  (a
                                     supplier of advanced technology fluid
                                     transfer and control equipment, systems and
                                     services).

Frederick T. Kelsey, 69  Trustee     Consultant to Goldman Sachs
3133 Laughing Gull Court             from December 1985 through
Johns Island,                        February 1988;  Director of
South Carolina 29455.                Goldman Sachs Funds Group and Vice
                                     President of Goldman Sachs from May 1981
                                     until his retirement in November 1985;
                                     President and Treasurer of the Trust
                                     through August 1985; Trustee, various
                                     management

NAME, AGE                                    POSITIONS                PRINCIPAL OCCUPATION(S)
AND ADDRESS                                  WITH TRUST                 DURING PAST 5 YEARS
---------------------------------  ------------------------------  ------------------------------

                                                                   investment companies
                                                                   affiliated with Kemper
                                                                   Financial Companies.

Richard P. Strubel, 57              Trustee                        President and Chief Executive
70 West Madison St                                                 Officer, Tandem Partners, Inc.
Suite 1400                                                         (a diversified manufacturer
Chicago, IL 60602                                                  of fastening systems and
                                                                   connectors)since January 1984.

Paul Klug, 45                      President                       Vice President of Goldman
One New York Plaza                                                 Sachs; Director of Proprietary
New York, NY 10004                                                 Mutual Funds of GSAM since
                                                                   February 1994; Chief Operating
                                                                   Officer, Vista Capital
                                                                   Management, Chase Manhattan
                                                                   Bank from January 1990 to
                                                                   February 1994.

Pauline Taylor, 50                 Vice                            Vice President of Goldman
4900 Sears Tower                   President                       Sachs; Co-Manager, Shareholder
Chicago, IL 60606                                                  Services of SGAM Funds Group
                                                                   since June 1992; Consultant
                                                                   since 1989;  Senior
                                                                   Vice President of Fidelity
                                                                   Investments prior to 1989.

Nancy L. Mucker, 47                Vice                            Vice President, Goldman Sachs
4900 Sears Tower                   President                       and Manager of Shareholder
Chicago, IL 60606                                                  Services for GSAM Funds Group
                                                                   since November 1989.

John W. Mosior, 58                 Vice                            Vice President, Goldman Sachs
4900 Sears Tower                   President                       and Manager of Shareholder
Chicago, IL 60606                                                  Services for GSAM Funds Group
                                                                   since November 1989.

Scott M. Gilman, 37                Treasurer                       Director, Mutual Funds Admin-
One New York Plaza                                                 istration, Goldman Sachs Asset
New York, NY  10004                                                Management since April 1994;
                                                                   Assistant Treasurer, Goldman Sachs Funds
                                                                   Management, Inc. since March 1993; Vice Pre
                                                                   sident, Goldman Sachs since March 1990.


NAME, AGE                   POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS                 WITH TRUST     DURING PAST 5 YEARS
-----------                 ----------     -------------------

John Perlowski, 32          Assistant       Vice President, Goldman Sachs
One New York Plaza          Treasurer       since July 1995; Director,
New York, NY  10004                         Investors Bank and Trust,
                                            November 1993 to July 1995;
                                            Audit Manager of Arthur
                                            Anderson LLP prior thereto.

Michael J. Richman, 36      Secretary       Associate General Counsel,
85 Broad Street                             Goldman Sachs Asset Management
New York, NY                                since February 1994;Vice
10004                                       President and Assistant
                                            General Counsel of Goldman
                                            Sachs since June 1992;
                                              Counsel to the Funds Group,
                                              GSAM since June 1992;
                                            Partner, Hale and Dorr from
                                              September 1991 to June 1992.

Howard B. Surloff, 31       Assistant       Vice President and Assistant
85 Broad Street               Secretary     General Counsel, Goldman Sachs
New York, NY 10004                          since November 1993 and May 1994,
                                            respectively; Counsel  to the Funds
                                            Group, Goldman Sachs Asset Management
                                            since November 1993; Formerly
                                            Associate of Shereff Friedman,
                                            Hoffman & Goodman prior thereto.

Steven E. Hartstein, 33     Assistant       Legal Products Analyst,
85 Broad Street             Secretary       Goldman Sachs from June 1993
New York, NY  10004                         to present; Funds Compliance
                                            Officer, Citibank Global Asset
                                            Management from August 1991 to
                                            June 1993; Legal Assistant,
                                            Brown & Wood (prior thereto).

Deborah A. Farrell, 25      Assistant       Administrative Assistant,
85 Broad Street             Secretary       Goldman Sachs since January
New York, NY  10004                         1994; Formerly at Cleary,
                                            Gottlieb, Steen & Hamilton.

Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, Goldman Sachs and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Messrs. Springer, Kelsey, Strubel, Klug, Mosior, Gilman, Richman, Surloff and Hartstein and Mmes. Farrell, Mucker and Taylor hold similar positions with one or more investment companies that are advised by Goldman Sachs. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement, Custodian Agreement and Foreign Custody Agreement with the Trust and by Goldman Sachs under its Administration Agreement and Distribution Agreement with the Trust, the Trust itself requires no employees.

Each officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Each Trustee earns a quarterly retainer of $6,250 and the Chairman of the Board earns a quarterly retainer of $9,375. Each Trustee, including the Chairman of the Board, earns an additional fee of $1,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. Each member earns a fee of $1,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,250.

The Trust's officers do not receive fees from the Trust for services in such capacities, although Goldman Sachs, of which they are also officers, receives fees from the Trust for administrative services.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1996:



                                                          Total
                                                       Compensation
                                           Pension or      from
                                           Retirement   Registrant
                                            Benefits       and
                              Aggregate    Accrued as      Fund
                             Compensation   Part of      Complex
                                 from       Trust's      Paid to
Name of Trustee               Registrant    Expenses     Trustees
---------------------------  ------------  ----------  ------------


William H. Springer               $45,000          $0       $45,000
Edward J. Condon, Jr.             $32,500          $0       $32,500
John W. English                   $31,000          $0       $31,000
James J. Gavin                    $35,500          $0       $35,500
William B. Jordan*                $ 2,083          $0       $ 2,083
Frederick T. Kelsey               $35,500      $5,325       $40,825
Richard P. Strubel                $40,500          $0       $40,500


*Retired as of December 31, 1995.
** Interest from deferred compensation

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

     Northern is one of the nation's leading providers of trust and investment management services. As of December 31, 1996, Northern had over $130.3 billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, other investment companies and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to
achieve unrivaled client satisfaction.    With respect to such clients, the
Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees,
(ii) employers who provide post-retirement Employees'   Beneficiary Associations
("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.

     Subject to the general supervision of the Board of Trustees, Northern makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Portfolios. Northern's Advisory Agreement with the Trust provides that in selecting brokers or dealers to place orders for transactions (a) on common and preferred stocks, Northern shall use its best judgment to obtain the best overall terms available, and (b) on bonds and other fixed income obligations, Northern shall attempt to obtain best net price and execution. In assessing the best overall terms available for any transaction, Northern is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, Northern may consider the brokerage and research services provided to the Portfolios and/or other accounts over which Northern or an affiliate of Northern exercises investment discretion. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Northern will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when Northern believes such practice to be in the Portfolios' interests.

     Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts managed by it (including any other Portfolio, investment company or account for which Northern acts as adviser), the Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Portfolio with those to be sold or purchased for such other accounts in order to obtain best overall terms available with respect to common and preferred stock, and best net price and execution with respect to bonds and other fixed income obligations. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits Northern, at is discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

     The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

     Under its Transfer Agency Agreement with the Trust, with respect to units held by Institutions, Northern has undertaken to perform some or all of the following services: (1) establish and maintain an omnibus account in the name of each Institution; (2) process purchase orders and redemption requests from an Institution, furnish confirmations and disburse redemption proceeds; (3) act as the income disbursing agent of the Trust; (4) answer inquiries from Institutions; (5) provide periodic statements of account to each Institution;
(6) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (7) if required by law, prepare and forward to Institutions unitholder communications (such as proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices); (8) preserve all records; and (9) furnish necessary office space, facilities and personnel. Under the Transfer Agency Agreement, with respect to units held by investors, Northern has also undertaken to perform some or all of the following services: (1) establish and maintain separate accounts in the name of the investors; (2) process purchase orders and redemption requests, and furnish confirmations in accordance with applicable law; (3) disburse redemption proceeds; (4) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (5) act as income disbursing agent of the Trust in accordance with the terms of the Prospectus and instructions from the Trust or its administrator; (6) provide Periodic statements of account; (7) answer inquiries (including requests for Prospectuses and Additional Statements, and assistance in the completion of new account applications) from investors and respond to all requests for information regarding the Trust (such as current price, recent performance, and yield data) and questions relating to accounts of investors (such as possible errors in statements, and transactions); (8) respond to and seek to resolve all complaints of investors with respect to the Trust or their accounts; (9) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to investors;
(10) furnish the Trust all pertinent Blue Sky information; (11) perform all required tax withholding; (12) preserve records; and (13) furnish necessary office space, facilities and personnel. Northern may appoint one or more sub-transfer agents in the performance of its services.

     As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate of .01%,
 .05%, .10% and .15% of the average daily net asset value of the Class A, B, C and D units, respectively, in the Portfolios.

     Under its Custodian Agreement (and in the case of the International Growth Portfolio and International Equity Index Portfolio, its Foreign Custody Agreement) with the Trust, Northern (1) holds each Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's investments held by Northern under the Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian (or, in the case of foreign securities, to the terms of any agreement entered into between Northern and such subcustodian to which such resolution relates). In addition, the Trust's custodial arrangements provide, with respect to foreign securities, that Northern shall not be: (i) responsible for the solvency of any subcustodian appointed by it with reasonable care; (ii) responsible for any act, omission, default or for the solvency of any eligible foreign securities depository; and (iii) liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the subcustodian has otherwise exercised reasonable care. Northern may also appoint agents to carry out such of the provisions of the Custodian Agreement and the Foreign Custody Agreement as Northern may from time to time direct, provided that the appointment of an agent shall not relieve Northern of any of its responsibilities under either Agreement. Northern has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Portfolio's foreign securities.

     As compensation for the services rendered to the Trust by Northern as custodian with respect to each Portfolio except the International Growth Portfolio and International Equity Index Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for each Portfolio, plus (ii)

1/100th of 1% annually of each Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as Custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by Northern as custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

     As compensation for the services rendered to the Trust under the Foreign Custody Agreement with respect to the International Growth Portfolio and International Equity Index Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows:
(i) $35,000 annually for the International Growth Portfolio and International Equity Index Portfolio, plus (ii) 9/100th of 1% annually of the Portfolios' average daily net assets, plus (iii) reimbursement for fees incurred by Northern as foreign custodian for telephone, postage, courier fees, office supplies and duplicating.

     Unless sooner terminated, the Advisory Agreement, Custodian Agreement (or in the case of the International Growth Portfolio and International Equity Index Portfolio, the Foreign Custody Agreement) and Transfer Agency Agreement between Northern and the Trust will continue in effect with respect to a particular Portfolio until April 30, 1998 and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined below under "Other Information"). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or unitholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.

     For the fiscal periods ended November 30 as indicated, the amount of the Advisory Fee incurred by each Portfolio (after fee waivers) was:

                                  1996      1995       1994
                                --------  ---------  ---------

Balanced Portfolio (1)          $226,872   $181,249   $118,582
Equity Index Portfolio (2)       603,016    380,061    265,647
Diversified Growth Portfolio(2)  768,689    845,029  1,019,000
Focused Growth Portfolio (1)     811,643    609,180    389,125



 Small Company Index
 Portfolio (2)                212,150    172,085    148,538
International Growth        1,089,874  1,180,413    648,520
 Portfolio (3)

---------------
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

For the same fiscal periods ended November 30 as indicated, Northern waived advisory fees as follows:

                                                                     1996        1995      1994
                                                                  ----------   --------  --------
Balanced Portfolio (1)                                            $  136,185   $108,249  $ 71,150
Equity Index Portfolio (2)                                         1,206,801    760,122   531,397
Diversified Growth Portfolio (2)                                     349,197    384,104   463,246
Focused Growth Portfolio (1)                                         304,447    228,443   145,930
Small Company Index Portfolio (2)                                    212,148    172,085   148,544
International Growth Portfolio (3)                                   272,159    295,103   161,282
                                                                  ----------   --------   -------

(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

     For the fiscal periods ended November 30 as indicated, the amount of the Transfer Agency Fee incurred by each Portfolio was as follows:

                                               1996     1995     1994
                                              -------  -------  -------
Balanced Portfolio (1)                        $ 8.853  $ 3,624  $ 2,372
 Equity Index Portfolio (2)                    92.186   40,881   26,570
 Diversified Growth Portfolio (2)              14.368   15,548   18,530
 Focused Growth Portfolio (1)                  12.738    7,810    4,864
 Small Company Index Portfolio (2)             11.706    8,647    7,427
International Growth Portfolio (3)             13.559   14,784    8,107

__________________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

     For the fiscal periods ended November 30 as indicated, the amount of the Custodian Fee (and in the case of the International Growth Portfolio, the Foreign Custodian Fee) incurred by each Portfolio was as follows:

                                          1996       1995      1994
                                       -------       ----      ----

Balanced Portfolio (1)                 $ 21,294  $ 25,924   $ 24,023
Equity Index Portfolio (2)              154,259   126,649    108,000
Diversified Growth Portfolio(2)          26,634    34,074     30,346
Focused Growth Portfolio (1)             21,498    25,698     19,578
Small Company Index Portfolio (2)        67,319    65,810    120,118
International Growth Portfolio (3)      170,117   160,492     17,124

--------------------
(1)  Commenced investment operations on July 1, 1993.

(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per unit of any Portfolio or result in a financial loss to any unitholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing units of an open-end investment company were relaxed, the Trust expects that Northern would consider the possibility of offering to perform some or all of the services now provided by Goldman Sachs. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern might offer to provide services for consideration by the Trustees.

     Goldman Sachs is also an active investor, dealer and/or underwriter in many types of stocks, bonds and other instruments. Its activities in this regard could have some effect on the market for those instruments which the Portfolios acquire, hold or sell.

     In the Advisory Agreement, Northern agrees that the name "The Benchmark" may be used in connection with the Trust's business on a royalty-free basis. Northern has reserved to itself the right to grant the non-exclusive right to use the name

"The Benchmark" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "The Benchmark." (This undertaking by the Trust may be subject to certain legal limitations.)

PORTFOLIO TRANSACTIONS

     To the extent that a Portfolio effects brokerage transactions with Goldman Sachs or any broker-dealer affiliated directly or indirectly with Northern or its manager, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the unitholders of the Portfolio.

For the fiscal periods ended November 30 as indicated each Portfolio paid brokerage commissions as follows:

                        Total              Total                Brokerage
Fiscal                  Brokerage          Amount of            Commissions
Year                    Total              Commissions          Transactions  Paid
Ended                   Brokerage          Paid to              On Which      to Brokers
November                Commissions        Affiliated           Commissions   Providing
30, 1996:               Paid               Persons              Paid          Research
--------                ----               -------              ----          --------

Balanced
Portfolio              $   53,002             $    0            $ 33,133,354    $ 34,545


Equity
Index
Portfolio                  86,325                  0             176,685,003      71,053


Focused
Growth
Portfolio                 325,022              5.607             189,320,203     248,133

                                               (1.73)*             (1.10%)**
Diversified
Growth
Portfolio                 266,884                  0             170,853,039     228,062


Small
Company
Index
Portfolio                  90,057                  0              74,698,179      44,761


International
Growth
Portfolio               1,797,065                  0             531,192,806     636,028



(*)   Percentage of total commissions paid
(**) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.



                                 Total        Total      Brokerage
Fiscal                         Brokerage    Amount of    Commissions
Year                Total     Commissions  Transactions     Paid
Ended             Brokerage     Paid to      On Which    to Brokers
November         Commissions  Affiliated   Commissions   Providing
30, 1995:        Paid         Persons      Paid          Research
---------------  -----------  -----------  ------------  ----------
Balanced
Portfolio         $   45,837     $      0  $ 24,906,175    $ 39,287

Equity
Index
Portfolio            112,575            0   152,546,455     112,575

Focused
Growth
Portfolio            192,628            0   111,053,831     146,993

Diversified
Growth
Portfolio            438,884        3,360   248,311,354     367,010
                                  (.76%)*      (.51%)**
Small                                                    Company
Index
Portfolio            102,688            0    58,429,480      51,692

International
Growth
Portfolio          2,121,410        4,425   575,340,692     787,039
                                  (.21%)*      (.36%)**

(*)  Percentage of total commissions paid
(**) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.


                                 Total          Total      Brokerage
Fiscal                          Brokerage     Amount of   Commissions
Year                Total     Commissions   Transactions     Paid
Ended             Brokerage     Paid to       On Which    to Brokers
November         Commissions   Affiliated   Commissions    Providing
30, 1994:           Paid        Persons         Paid       Research
---------------  -----------  ------------  ------------  ----------
Balanced           $  37,199  $    0 (0%)*  $ 20,763,184      23,386
Portfolio                                     (0%)**

Equity               100,947   322 (.32%)*   191,367,381      70,919
Index                                         (.08%)**
Portfolio

Diversified          357,742       0 (0%)*   220,310,149     267,491
Growth                                        (0%)**
Portfolio

Focused              118,543       0 (0%)*   100,491,832      96,058
Growth                                        (0%)**
Portfolio

Small              $ 188,410  $    0 (0%)*  $110,249,401     114,478
Company                                       (0%)**
Index
Portfolio

International      $ 843,097  $194 (.02%)*  $205,832,703           0
Growth                                        (.04%)**
Portfolio***

(*)  Percentage of total commissions paid
(**) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
(***)For the period March 28, 1994 through November 30, 1994.

     During the fiscal year ended November 30, 1996, the Equity Index Portfolio acquired and sold securities of Salomon Brothers, Inc., a regular broker/dealer. At November 30, 1996, the Equity Index Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Salomon Brothers with an aggregate value of $607,000.

     During the fiscal year ended November 30, 1996, the International Equity Portfolio acquired and sold securities of Nomura Securities Co., Ltd., a regular broker/dealer. At November 30, 1996, the International Equity Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Nomura Securities with an aggregate value of $1,674,000.

ADMINISTRATOR AND DISTRIBUTOR

     Under its Administration Agreement with the Trust, Goldman Sachs, subject to the general supervision of the Trust's Board of Trustees, acts as the Trust's Administrator. In this capacity, Goldman Sachs (1) provides supervision of certain aspects of the Trust's non-investment advisory operations (the parties giving due recognition to the fact that certain of such operations are performed by Northern pursuant to the Trust's agreements with Northern), (2) provides the Trust, to the extent not provided pursuant to such agreements, with such personnel as are reasonably necessary for the conduct of the Trust's affairs,
(3) arranges, to the extent not provided pursuant to such agreements, for the preparation at the Trust's expense of its tax returns, reports to unitholders, periodic updating of the Prospectus issued by the Trust, and reports filed with the SEC and other regulatory authorities (including qualification under state securities or Blue Sky laws of the Trust's units), and (4) provides the Trust, to the extent not provided pursuant to such agreements, with adequate office space and equipment and certain related services in Chicago.

     For the fiscal periods ended November 30 as indicated, Goldman Sachs received fees under the Administration Agreement (after fee waivers) in the amount of:

                                    1996       1995      1994
                                  ---------  --------  --------
Balanced Portfolio (1)             $ 45,373  $ 36,250  $ 23,716
Equity Index Portfolio (2)          603,816   380,061   265,699
Diversified Growth Portfolio (2)    139,259   153,642   185,295
Focused Growth Portfolio (1)        101,553    76,148    48,643
Small Company Index Portfolio (2)   106,073    86,043    74,272
International Growth Portfolio (3)  136,235   147,552    81,070
-----------

(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

      For the fiscal periods ended November 30 as indicated, Goldman Sachs has voluntarily agreed to waive a portion of its Administration Fee for each Portfolio resulting in an effective fee of .10% of the average daily net assets for each Portfolio. The effect of these waivers by Goldman Sachs was to reduce administration fees by the following amounts:

                                        1996      1995      1994
                                      --------  --------  --------
Balanced Portfolio (1)                $ 68,595  $ 54,375  $ 34,000
Equity Index Portfolio (2)             176,462   229,985   232,849
Diversified Growth Portfolio (2)       170,691   176,821   192,499
Focused Growth Portfolio (1)           148,402   114,221    72,967
Small Company Index Portfolio (2)      152,457   129,064   111,408
International Growth Portfolio (3)     168,984   173,776   187,000

__________________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.
(3)  Commenced investment operations on March 28, 1994.

     In addition, pursuant to an undertaking that commenced August 1, 1992, Goldman Sachs has agreed that, if its administration fees (less expense reimbursements paid by Goldman Sachs to the Trust and less certain marketing expenses paid by Goldman Sachs) exceed a specified amount ($1 million for the Trust's first twelve investment portfolios plus $50,000 for each additional portfolio) during the current fiscal year, Goldman Sachs will waive a portion of its administration fees during the following fiscal year. This undertaking may be terminated by Goldman Sachs at any time without the consent of the Trust or the unitholders. There have been no waivers pursuant to this agreement during the last three fiscal periods.

     Goldman Sachs has voluntarily agreed to reimburse the Portfolios for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .25% of the International Growth Portfolio's average daily net assets and .10% of each other Portfolio's average daily net assets. The effect of these reimbursements by Goldman Sachs for the fiscal periods ended November 30 as indicated were to reduce the expenses of each Portfolio by:

                                        1996      1995      1994
                                      --------  --------  --------
Balanced Portfolio (1)                $ 65,547  $ 79,928  $104,929
Equity Index Portfolio (2)             306,865   194,615   208,610
Diversified Growth Portfolio (2)        98,425   100,038   118,579
Focused Growth Portfolio (1)            80,020    87,261    91,040
Small Company Index Portfolio (2)      134,838   116,594   132,794
International Growth Portfolio (3)      55,347     N/A       N/A

________
(1)  Commenced investment operations on July 1, 1993.
(2)  Commenced investment operations on January 11, 1993.

(3)  Commenced investment operations on March 28, 1994.


     Unless sooner terminated the Administration Agreement will continue in effect with respect to a particular Portfolio until April 30, 1998, and thereafter for successive 12-month periods, provided that the agreement is approved annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined by the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined below under "Other Information"). The Administration Agreement is terminable at any time without penalty by the Trust (upon specified Trustee or unitholder action) on 60 days' written notice to Goldman Sachs and by Goldman Sachs on 60 days' written notice to the Trust.

   The Trust has entered into a Distribution Agreement under which Goldman Sachs, as agent, sells units of each Portfolio on a continuous basis. Goldman Sachs pays the cost of printing and distributing prospectuses to persons who are not unitholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to Goldman Sachs for such distribution services.

   The Administration Agreement and the Distribution Agreement provide that Goldman Sachs may render similar services to others so long as its services under such Agreements are not impaired thereby. The Administration Agreement provides that the Trust will indemnify Goldman Sachs against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Administration Agreement and Distribution Agreement) or, in lieu thereof, contribute to resulting losses.


UNITHOLDER SERVICING PLAN

   As stated in the Portfolios' Prospectus, Institutions may enter into Servicing Agreements with the Trust under which they provide (or arrange to have provided) support services to their Customers or other investors who beneficially own such units in consideration of the Portfolios' payment of not more than .10%, .15% and .25% (on an annualized basis) of the average daily net asset value of the Class B, C and D units, respectively, beneficially owned by such Customers or investors.

   For the fiscal periods ended November 30 as indicated, the aggregate amount of the Unitholder Service Fee incurred by each class of each Portfolio then in existence was as follows:

                                     1996       1995      1994
                                  ----------  ---------  ------
Balanced Portfolio
     Class B                         N/A         N/A      N/A
     Class C (1)                  $ 7,122.84     N/A      N/A
     Class D (2)                       61.37     N/A      N/A
Equity Index Portfolio
     Class B                         N/A         N/A      N/A
     Class C (3)                   46,497.48  $4,339.08   N/A
     Class D (4)                    7,257.26     479.72  $ 0.34
Diversified Growth Portfolio
     Class B                         N/A         N/A      N/A
     Class C                         N/A         N/A      N/A
     Class D (4)                      703.37     326.04   10.94
Focused Growth Portfolio
     Class B                         N/A         N/A      N/A
     Class C (5)                    3,027.51     N/A      N/A
     Class D (6)                    1,223.71     436.94  N/A
Small Company Index Portfolio
     Class B                         N/A         N/A      N/A
     Class C                         N/A         N/A      N/A
     Class D (6)                      251.66      44.71   N/A
International Growth Portfolio
     Class B                         N/A         N/A      N/A
     Class C                         N/A         N/A      N/A
     Class D (7)                      200.72       4.25    0.20

(1)  Commenced operations on December 29, 1995.
(2)  Commenced operations on February 20, 1996.
(3)  Commenced operations on September 28, 1995.
(4)  Commenced operations on September 14, 1994.
(5)  Commenced operations on June 14, 1996.
(6)  Commenced operations on December 8, 1994.
(7)  Commenced operations on November 16, 1994.

     Services provided by or arranged to be provided by Institutions under their Servicing Agreements may include: (1) establishing and maintaining separate account records of Customers or other investors; (2) providing Customers or other investors with a service that invests their assets in units of certain classes pursuant to specific or pre-authorized instructions, and assistance with new account applications; (3) aggregating and processing purchase and redemption requests for units of certain classes from Customers or other investors, and placing purchase and redemption orders with the Transfer Agent; (4) issuing confirmations to Customers or other investors in accordance with applicable law;
(5) arranging for the timely transmission of funds representing the net purchase price or redemption proceeds; (6) processing dividend payments on behalf of Customers or other investors; (7) providing information periodically to Customers or other investors showing their positions in units; (8) responding to Customer or other investor inquiries (including requests for prospectuses), and complaints relating to the services performed by the Institutions; (9) acting as liaison with respect to all inquiries and complaints from Customers and other investors relating to errors committed by the Trust or its agents, and other matters pertaining to the Trust; (10) providing or arranging for another person to provide subaccounting with respect to units of certain classes beneficially owned by Customers or other investors; (11) if required by law, forwarding unitholder communications from the Trust (such as proxy statements and proxies, unitholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers and other investors; (12) providing such office space, facilities and personnel as may be required to perform its services under the Servicing Agreement; (13) maintaining appropriate management reporting and statistical information; (14) paying expenses related to the preparation of educational and other explanatory materials in connection with the development of investor services; (15) developing and monitoring investment programs; and (16) providing such other similar services as the Trust may reasonably request to the extent the Institutions are permitted to do so under applicable statutes, rules and regulations.

     The Trust's agreements with Institutions are governed by a Plan (called the "Unitholder Servicing Plan"), which has been adopted by the Board of Trustees. Pursuant to the Unitholder Servicing Plan, the Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Institutions and the purposes for which the expenditures were made. In addition, the arrangements with Institutions must be approved annually by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

     The Board of Trustees has approved the arrangements with Institutions based on information provided by the Trust's service contractors that there is a reasonable likelihood that the arrangements will benefit the Portfolios and their unitholders by affording the Portfolios greater flexibility in connection with the servicing of the accounts of the beneficial owners of their units in an efficient manner.

COUNSEL AND AUDITORS

     Drinker Biddle & Reath, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to the Trust.

     Ernst & Young LLP, independent auditors, Sears Tower, 233 S. Wacker Drive, Chicago, Illinois 60606-6301, have been selected as auditors of the Trust. In addition to audit services, Ernst &

Young LLP reviews the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

IN-KIND PURCHASES

     Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact Northern. In connection with an in-kind securities payment, a Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

     The additional transaction fee described in the Prospectus with respect to the Small Company Index Portfolio and the International Equity Index Portfolio does not apply to in-kind purchases of units that are structured to minimize the related brokerage, market impact costs and other transaction costs to such Portfolios as described in the Prospectus.



                            PERFORMANCE INFORMATION

     Each Portfolio that advertises an "average annual total return" for a class of units computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           (ERV) to the power of one divided by n  power
                        T= (---) -1
                             P

Where:    T =  average annual total return.

          ERV =   ending redeemable value at the end of the applicable period
          (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.

          P =  hypothetical initial payment of $1,000.

          n = period covered by the computation, expressed in terms of years.

     Each Portfolio that advertises an "aggregate total return" for a class of units computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                        T= [(ERV)] -1
                           -------
                            [(P)]

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per unit existing on the reinvestment date, (2) all recurring fees charged to all unitholder accounts are included, and (3) the portfolio transaction fee is taken into account for purchases of units of the Small Company Index Portfolio and the International Equity Index Portfolio. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

     The average annual total returns shown below for the Diversified Growth, Equity Index, Small company Index and International Growth Portfolios include, for periods prior to the commencement of the Portfolios' operations, the performance of predecessor collective funds adjusted to reflect the higher estimated fees and expenses applicable to such Portfolios' Class A Units at the time of their commencement. In such event, the inception date of each collective fund will reflect the date such collective fund was first managed in a manner and pursuant to investment objectives that were in all material respects equivalent to the management and investment objectives of the respective portfolio. Although all such predecessor collective funds were managed by Northern in a manner and pursuant to investment objectives that were equivalent in all material respects to the management and investment objectives of the corresponding Portfolios, such predecessor collective funds were not registered under the 1940 Act and were not subject to certain investment restrictions imposed by the 1940 Act. If they had been registered under the 1940 Act, performance might have been adversely affected. The average annual total returns and the Portfolios for their Class C and/or Class D units also include, for the periods prior to the inception of such classes, the performance of the Portfolio's Class A Units. Because the fees and expenses of Class C and Class D Units are, respectively,

0.24% and 0.39% higher than those of Class A Units, actual performance for periods prior to the inception of Class C and Class D Units would have been lower if such higher fees and expenses had been taken into account.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED NOVEMBER 30, 1996



                                       1 Year    5 Year  10 Year  Since
Inception
DIVERSIFIED GROWTH/1/
CLASS A
(Inception 1-11-93)

with fee waivers and
expense reimbursements                    20.83   11.38    11.54      -

w/o fee waivers and
expense reimbursements                    20.31   10.91    11.06      -

CLASS D
with fee waivers and
expense reimbursements                    20.39   11.21    11.45

w/o fee waivers and
expense reimbursements                    19.87   10.74    10.98

FOCUSED GROWTH/2/
Inception 7-1-93

CLASS A
with fee waivers and
expense reimbursements                    17.82       -        -  12.16

w/o fee waivers and
expense reimbursements                    17.22       -        -  11.47

CLASS C
with fee waivers and
expense reimbursements                    17.71       -        -  12.13

w/o fee waivers and
expense reimbursements                    17.13       -        -  11.48

CLASS D
with fee waivers and
expense reimbursements                    17.42       -        -  11.92

w/o fee waivers and
expense reimbursements                    16.82       -        -  11.24

EQUITY INDEX/3/
CLASS A
(Inception 1-11-93)

with fee waivers and
expense reimbursements                    27.53   17.90    14.85      -


                                      1 Year     5 Year  10 Year  Since
Inception

w/o fee waivers and
expense reimbursements                    27.18   17.50    14.47      -

CLASS C
with fee waivers and
expense reimbursements                    27.24   17.84    14.82      -

w/o fee waivers and
expense reimbursements                    26.89   17.45    14.44      -

CLASS D
with fee waivers and
expense reimbursements                    27.20   17.77    14.78      -

w/o fee waivers and
expense reimbursements                    26.85   17.37    14.41      -

SMALL COMPANY INDEX/4/
(Inception 8-1-88)

CLASS A
with fee waivers and
expense reimbursements                    15.96   16.04        -  12.36

w/o fee waivers and
expense reimbursements                    15.42   15.43        -  11.80

CLASS D
with fee waivers and
expense reimbursements                    16.20   15.77        -  12.21

w/o fee waivers and
expense reimbursements                    15.66   15.16        -  11.63

INTERNATIONAL GROWTH/5/
(Inception 7-1-90)

CLASS A
with fee waivers and
expense reimbursements                     9.96    9.23        -   5.39

w/o fee waivers and
expense reimbursements                     9.56    8.84        -
5.02

CLASS D
with fee waivers and
expense reimbursements                     9.59    9.05        -   5.26



w/o fee waivers and
expense reimbursements                     9.19    8.66        -   4.89

BALANCED/6/
(Inception 7-1-93)

CLASS A
with fee waivers and
expense reimbursements                    14.07       -        -   9.09

w/o fee waivers and
expense reimbursements                    13.41       -        -   8.28

CLASS C
with fee waivers and
expense reimbursements                    13.83       -        -   9.01

w/o fee waivers and
expense reimbursements                    13.13       -        -   8.23

CLASS D
with fee waivers and
expense reimbursements                    13.73       -        -   9.00

w/o fee waivers and
expense reimbursements                    13.09       -        -   8.22

----------------------


1. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to September 14, 1994 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are ____% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

2. For Class C and Class D Units, performance from July 1, 1993 to June 14, 1996 (commencement of Class C Units) and December 8, 1994 (commencement of Class D Units), respectively, is that of Class A Units. Because fees and expenses of Class C and Class D Units are .24% and .39%, respectively, higher than those of Class A Units, actual performance would have been lower had such higher expenses been taken into account.


3. For Class A, C and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class C and D Units, performance data from January 11, 1993 to September 28, 1995 (commencement of Class C Units) and September 14, 1994 (commencement of Class D Units), respectively, is that of Class A Units. Because fees and expenses of Class C and Class D Units are 24% and 39%, respectively, higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

4. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to December 18, 1994, (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are .39% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is shown from August 1, 1988 (the date such collective fund was first managed in a manner and pursuant to investment objectives equivalent in all material respects to the management and investment objective of the Portfolio) and is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

5. For Class A and Class D Units, performance data prior to March 28, 1994 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from March 28, 1994 to November 16, 1994 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are .39% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is shown from July 1, 1990 (the date such fund was first managed in a manner and pursuant to investment objectives equivalent in all material respects to the management and investment objective of the Portfolio) and is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

6. For Class C and Class D Units, performance from July 1, 1993 to December 29, 1995 (commencement of Class C Units) and

     February 20, 1996 (commencement of Class D Units), respectively, is that of Class A Units. Because fees and expenses of Class C and Class D Units are .24% and .395, respectively, higher than those of Class A Units, actual performance would have been lower had such higher expenses been taken into account.


The Balanced Portfolio calculates its 30-day (or one month) standard yield as described in the Prospectus for a class of units in accordance with the method prescribed by the SEC for mutual funds:

                        Yield = 2[(a-b) + 1) to the 6th power -1]
                                 ------
                                 [(cd)]

Where:      a =   dividends and interest earned during the period.
            b =   expenses accrued for the period (net of reimbursements).

            c = the average daily number of units outstanding during the period that were entitled to receive dividends.

            d =   maximum offering price per unit on the last day of the period.

     For the 30 day period ended November 30, 1996, the annualized yields of the Class A units, Class C and Class D was ____%, ____% and ____%, respectively. During such period, Goldman Sachs reimbursed expenses to the Portfolio and voluntarily agreed to reduce a portion of its administration fees under "Additional Trust Information - Administrator and Distributor", and Northern waived a portion of its investment advisory fees with respect to the Portfolio. In the absence of such advisory and administration fee reductions and expense limitations, the 30-day yield for Class A units would have been ____%.

     The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     Because of the different Servicing Fees and transfer agency fees payable with respect to Class A, B, C and D units in a Portfolio, performance quotations for units of Class B, C and D of the Portfolio will be lower than the quotations for Class A units of the Portfolio, which will not bear any fees fees for unitholder support services and will bear minimal transfer agency fees.


                                     TAXES

     The following summarizes certain additional tax considerations generally affecting the Portfolios and their unitholders that are not described in the Portfolios' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their unitholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

GENERAL

     Each Portfolio will elect to be taxed separately as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to unitholders, provided that it distributes an amount equal to at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

     In addition to satisfying the Distribution Requirement, each Portfolio must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

     Each Portfolio intends to distribute to unitholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to unitholders as long-term capital gain, regardless of the length of time the unitholder has held the units, whether such gain was recognized by the Portfolio prior to the date on which a unitholder acquired units of the Portfolio and whether the distribution was paid in cash or reinvested in units. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of units held for six months or less will be treated as a long-term capital loss to the extent of the capital gain dividends the unitholder has received with respect to such units.

     In the case of corporate unitholders, distributions of a Portfolio for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a nominal maximum rate of 35%.

     If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to unitholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income, to the extent of such Portfolio's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate unitholders.

     Unitholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

     The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to any unitholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he is not subject to backup withholding or that he is an "exempt recipient."

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

     Special rules govern the Federal income tax treatment of financial instruments that may be held by the Portfolios. These rules may have a particular impact on the amount of income or gain that the Portfolios must distribute to their respective unitholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on their ability to comply with the Short-Short Test described above.

     Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by a Portfolio (collectively, the "Instruments") at the close of its taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period a Portfolio has held the Instruments ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the Instruments. Losses with respect to futures contracts to sell, related options and certain foreign currency contracts, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolios, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle (if they have not been held for the long-term holding period) will be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts which are part of a "mixed straddle" to sell related options and certain foreign currency contracts which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts, options and foreign currency contracts from the Rules of Section 1256 of the Code including "the 40%-60% rule" and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of the Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, each Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40%-60% rule" will apply to the net gain or loss attributable to the Instruments, but, in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

     A foreign currency contract must meet the following conditions in order to be subject to the mark-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts.
As of the date of this Additional Statement, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Portfolio may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

     Some of the non-U.S. dollar denominated investments that the Portfolios may make, such as foreign debt securities and foreign currency contracts, may be subject to provisions of the Code which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Portfolios which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

FOREIGN INVESTORS

Foreign unitholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Portfolio of net interest income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year. For this purpose, foreign unitholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. A foreign unitholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of units or in respect of capital gain dividends, provided such unitholder submits a statement, signed under penalties of perjury, attesting to such unitholder's exempt status. Different tax consequences apply to a foreign unitholder engaged in a U.S. trade or business. Foreign unitholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Portfolio.

CONCLUSION

The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its unitholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Unitholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.

     Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

                         DESCRIPTION OF UNITS

     The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional units of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trust may hereafter create series in addition to the Trust's seventeen existing series, which represent interests in the Trust's seventeen respective portfolios, seven of which are discussed in this Additional Statement. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of units of beneficial interest in four separate subseries (sometimes referred to as "classes") of units in each of the Trust's Non-Money Market Portfolios

(except the Short Duration Portfolio): Class A, B, C and D units. Under the terms of the Trust Agreement, each unit of each Portfolio is without par value, represents an equal proportionate interest in the particular Portfolio with each other unit of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, unitholders of each class of a Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Units do not have any preemptive or conversion rights. The right of redemption is described under "Investing-Redemption of Units" in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a unitholder to redeem units and the date of payment by a Portfolio may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the unitholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its units upon the occurrence of any of the foregoing conditions. In addition, units of each Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the unitholders of the Portfolio. Units when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below.

     The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are normally allocated in proportion to the net asset value of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding units of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding units of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by unitholders of the Trust voting together in the aggregate without regard to a particular investment portfolio. In addition, unitholders of each of the classes in a particular investment portfolio have equal voting rights except that only units of a particular class of an investment portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

     As a general matter, the Trust does not hold annual or other meetings of unitholders. This is because the Trust Agreement provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

     Under Massachusetts law, there is a possibility that unitholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust Agreement contains an express disclaimer of unitholder (as well as Trustee and officer) liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any unitholder charged or held personally liable for the obligations or liabilities of the Trust solely by reason of being or having been a unitholder of the Trust and not because of such unitholder's acts or omissions or for some other reason. The Trust Agreement also provides that the Trust shall, upon proper and timely request, assume the defense of any charge made against any unitholder as such for any obligation or liability of the Trust and satisfy any judgment thereon. Thus, the risk of a unitholder incurring financial loss on account of unitholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     The Trust Agreement provides that each Trustee of the Trust will be liable for his own wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its unitholders to which he would otherwise be subject by reason of disabling conduct.

     As of March 12, 1997 substantially all of the Portfolios' outstanding units were held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks that have invested in the Portfolios. As of the same date, the Trust's Trustees and officers owned beneficially less than 1% of the outstanding units of each Portfolio. Northern has advised the Trust that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle, Chicago, IL 60675) beneficially owned five percent or more of the outstanding units of the following Portfolios as of March 12, 1997:

                                             NUMBER     PERCENTAGE
                                               OF      OUTSTANDING
                                              UNITS       UNITS
                                            ---------  ------------
BALANCED PORTFOLIO
       The Northern Trust Company           1,529,631        34.91%
        Thrift Incentive Plan
       Retirement Trust for Employees         780,891        17.82
        of Tetra Pak Inc.
       Jordan Industries, Inc.                405,514         9.25
       LaPorte, The Retirement Plus Plan      375,879         8.25

DIVERSIFIED GROWTH PORTFOLIO
       The Northern Trust Company           3,801,859        37.35
        Pension Plan

EQUITY INDEX PORTFOLIO
       The Northern Trust Company
         Thrift Incentive Plan              8,004,621        16.80
       Libby-Owens-Ford Company
         Savings Trust                      3,651,847         7.66
       The Northern Trust Company

         Pension Plan                       3,083,785           6.47
       Presbyterian Healthcare
         Service                            2,532,481           5.31


                                              NUMBER        PERCENTAGE
                                              OF            OUTSTANDING
                                              UNITS         UNITS
                                              -----         -----------
FOCUSED GROWTH PORTFOLIO
       The Northern Trust Company
         Thrift Incentive Plan                3,611,280        42.72%
       Doe Run Resources Corporation
         Retirement Plan                        797,619         9.44
       Rexene Corporation
         Retirement Plan                        477,430         5.55
       Graham Foundation for Advanced
         Studies in the Fine Arts               459,027         5.43


SMALL COMPANY PORTFOLIO
       The Northern Trust Company
         Pension Plan                          2,844,516       31.10
       Doe Run Resources Corporation
         Retirement Plan                         710,678        7.77


INTERNATIONAL GROWTH PORTFOLIO
       The Northern Trust Company
         Pension Plan                          2,489,649       18.62
       First National Bank of
         North Dakota                            936,932        7.01
       Global Industrial Technologies, Inc.
         Master Retirement Trust                 960,072        7.18
       Doe Run Resources Corporation
         Retirement Plan                         714,901        5.35
       Tuthill Corporation Master
         Retirement Trust                        672,262        5.03


                               OTHER INFORMATION

       The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

       Each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, any portfolio losses, fees for the registration or qualification of Portfolio units under Federal or state securities laws, expenses of the organization of the Portfolios, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's unitholders and regulatory authorities, compensation and expenses of its Trustees, expenses of industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

       The term "majority of the outstanding units" of either the Trust or a particular Portfolio means the vote of the lesser of (i) 67% of more of the units of the Trust or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding units of the Trust or such Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding units of the Trust or such Portfolio.

       STATEMENTS CONTAINED IN THE PROSPECTUS OR IN THIS ADDITIONAL STATEMENT AS TO THE CONTENTS OF ANY CONTRACT OR OTHER DOCUMENTS REFERRED TO ARE NOT NECESSARILY COMPLETE, AND IN EACH INSTANCE REFERENCE IS MADE TO THE COPY OF SUCH CONTRACT OR OTHER DOCUMENT FILED AS AN EXHIBIT TO THE REGISTRATION STATEMENT OF WHICH THE PROSPECTUS AND THIS ADDITIONAL STATEMENT FORM A PART, EACH SUCH STATEMENT BEING QUALIFIED IN ALL RESPECTS BY SUCH REFERENCE.

                              FINANCIAL STATEMENTS

       The audited financial statements and related report of Ernst & Young LLP, independent auditors, contained in the Annual Report for the fiscal year ended November 30, 1996 are hereby incorporated herein by reference and attached hereto. No other parts of the Annual Report, including without limitation "Management's Discussion of Portfolio Performance," are incorporated by reference herein. Copies of the Annual Report may be obtained by writing to Goldman, Sachs & Co., Funds Group, 4900 Sears Tower, Chicago, Illinois 60606, or by calling Goldman, Sachs toll-free at 800-621-2550.

                                   APPENDIX A

DESCRIPTION OF BOND RATINGS

     The following summarizes the highest six ratings used by Standard & Poor's Ratings Group, Inc., a division of McGraw Hill ("S&P") for corporate and municipal debt:

     AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

     BB and B-Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

     To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

                                      1-A

     S&P may attach the rating "r" to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks.

     The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

     Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba and B-Bonds that possess one of these ratings provide questionable protection of interest and principal. Ba indicates some speculative elements. B indicates a general lack of characteristics of desirable investment.

     The foregoing ratings for corporates and municipal long-term debt are sometimes presented in parenthesis preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical

                                      2-A
rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. The notation (P) when applied to forward delivery bonds indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bond.

     The following summarizes the highest six ratings used by Duff & Phelps Credit Rating Co. ("D&P") for corporate and municipal long term debt:

     AAA-Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA-Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A-Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

     BBB-Bonds that are rated BBB have below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BB and B-Bonds that are rated BB or B are below investment grade. Bonds rated BB are deemed likely to meet obligations when due. Bonds rated B possess the risk that the obligations will not be met when due.

     To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

     The following summarizes the highest six ratings used by Fitch Investors Service, Inc. ("Fitch") for corporate and municipal bonds:

     AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds related in the "AAA" and "AA" categories are not significantly vulnerable to

                                      3-A
     foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB and B-Bonds considered to be speculative investments with respect to the timely payment of principal and interest in accordance with the terms of the obligation.

     To provide more detailed indications of credit quality, the Fitch ratings "AA" and lower may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


DESCRIPTION OF MUNICIPAL NOTE RATINGS

     The following summarizes the two highest ratings by S&P for short-term municipal notes:

     SP-1-Very strong or strong capacity to pay principal and interest.  Those
     issues determined to possess overwhelming    safety characteristics are
     given a "plus" (+) designation.

     SP-2-Satisfactory capacity to pay principal and interest.

     The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

     MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

                                      4-A

     The two highest rating categories of D&P for short-term debt are D1 and D2. D&P employs three designations, D1+, D1 and D1-, within the highest rating category. D1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations. Fitch uses the short-term ratings described below under "Description of Commercial Paper Ratings" for new municipal notes.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers or related supporting institutions rated Prime-1 are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers or related supporting institutions rated Prime-2 are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The following summarizes the highest ratings used by Fitch for short-term obligations:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      5-A

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

     D&P uses the short-term ratings described above under "Description of Note Ratings" for commercial paper.




                                      6-A

                                   APPENDIX B

As stated in their Prospectus, the Portfolios may enter into certain futures transactions and options. Such transactions are described in this Appendix.


I.   INTEREST RATE FUTURES CONTRACTS

     Use of Interest Rate Futures Contracts.  Bond prices are established in
     --------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within three business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio could use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this could include the use of futures contract sales to protect against expected increases in interest rates and the use of futures contract purchases to offset the impact of interest rate declines.

     A Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Portfolio, through using futures contracts.

     Futures contracts can also be used for nonhedging (speculative) purposes by a Portfolio as described in the Prospectus.

     Description of Interest Rate Futures Contracts.  An interest rate futures
     ----------------------------------------------
contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in

                                      1-B
accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before a settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of a sale exceeds the price of the offsetting purchase, a Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, a Portfolio realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. A Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.  INDEX FUTURES CONTRACTS

     GENERAL. A stock or bond index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities included.

     A Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position

                                      2-B
may be terminated without a corresponding purchase of securities.

     In addition, a Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     As stated above, futures contracts may also be used for non-hedging purposes.

III. FUTURES CONTRACTS ON FOREIGN CURRENCIES (INTERNATIONAL EQUITY INDEX AND INTERNATIONAL GROWTH PORTFOLIOS)

     A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Portfolio in anticipation of fluctuations in exchange rates between the U.S. dollars and other currencies arising from multinational transactions.

IV.  MARGIN PAYMENTS

     Unlike purchases or sales of portfolio securities, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with the Custodian or a sub-custodian an amount of liquid assets known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Portfolio has purchased a futures

                                      3-B
contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Portfolio's adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.   RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

     There are several risks in connection with the use of futures by the Portfolios. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of a hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Northern. Conversely, the Portfolios may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Northern. It is also possible that, where a Portfolio had sold futures to hedge its portfolio against a decline in the market, the market

                                      4-B
may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

     When futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by Northern may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such

                                      5-B
securities will generally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Portfolios is also subject to Northern's ability to predict correctly movements in the direction of the market. For example, if a particular Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolios may have to sell securities at a time when they may be disadvantageous to do so.

     Futures purchased or sold by the International Growth and International Equity Portfolios (and related options) may be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transaction, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which

                                      6-B
the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, the investments of the International Growth Portfolio and International Equity Index Portfolio in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI.  OPTIONS ON FUTURES CONTRACTS

     The Portfolios may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See "Risks of Transactions in Futures Contracts" above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of any underlying instruments, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the

                                      7-B
underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may, unlike futures contracts where the risk of loss is potentially unlimited, frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. OTHER MATTERS

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                      8-B

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK BALANCED PORTFOLIO

The relative superiority of stock returns over bond returns had the largest in-fluence on the portfolio's absolute performance during the fiscal year ended November 30, 1996.
  In general, the stock market environment was most favorable to larger-capi-talization portfolios. The Benchmark Balanced Portfolio underperformed its com-posite index, primarily due to the portfolio's less-aggressive stance toward technology stocks. In addition, the underperformance of medium-capitalization health care stocks also was a factor.
  We implemented three primary equity strategies during the year. First, we fo-cused on holding fewer companies. Second, as trades transpired, we raised the capitalization of new issues. And third, we gave a little more emphasis to the energy sector.
  In addition to raising the energy weighting, we increased the portfolio's technology and financial weightings, and we reduced the weightings in utili-ties, cyclicals and capital goods. In the technology area, we are favoring PC and networking stocks, while the financial area remains attractive due to pos-sible easing by the Federal Reserve and low inflation.
  Over the next 12 months we will continue to emphasize quality growth stocks, particularly those in the technology and financial sectors. We believe that these securities should do well as the economic climate remains favorable and inflation and interest rates remain low.
  In the portfolio's bond component, we continue to hold a neutral interest rate posture. The current inflation rate continues to make yields attractive from a historical real yield perspective. While corporate spreads remain tight by historical standards, we continue to find opportunity to add value and re-main overweighted in the corporate and mortgage sectors.

Kurt Anderson, Portfolio Manager
   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK BALANCED
     PORTFOLIO VS. S&P 500 COMPOSITE STOCK PRICE INDEX, THE LEHMAN BROTHERS
        INTERMEDIATE GOVERNMENT/CORPORATE INDEX AND THE COMPOSITE INDEX

   -l-Balanced Portfolio
                    - - + - -
                    Composite Index
  - -c- -S&P 500 Index
  - -2 - -Lehman Brothers
       Intermediate Government/
       Corporate Index (Lehman
       Brothers)


                             Balanced                    Lehman      Composite
                             Portfolio      S&P 500      Brothers      Index
                             ----------     ---------    --------    ---------
      7/1/93                 $10,000        $10,000      $10,000      $10,000
    11/30/93                 $10,312        $10,372      $10,195      $10,290
    11/30/94                  $9,821        $10,485      $10,009      $10,304
    11/30/95                 $11,807        $14,365      $11,462      $12,981
    11/30/96                 $13,468        $18,369      $12,130      $15,261




  Average Annual Total Returns
        For Periods Ended          Class A     S&P 500      Lehman      Composite
       November 30, 1996:           Units       Index      Brothers      Index*
---------------------------------------------------------------------------------
  One Year:                        14.07%      27.88%       5.83%        17.57%
---------------------------------------------------------------------------------
  Since Commencement on 7/1/93:     9.09%      19.45%       5.80%        13.15%
---------------------------------------------------------------------------------

                             Balanced                    Composite    Lehman
                             Portfolio      S&P 500        Index      Brothers
                             ---------      -------      ---------    --------
    12/29/95                 $10,000        $10,000      $10,000      $10,000
    11/30/96                 $11,272        $12,546      $11,582      $10,473

  Average Annual Total Returns**
         For Period Ended            Class C     S&P 500      Lehman      Composite
        November 30, 1996:            Units       Index      Brothers      Index*
-----------------------------------------------------------------------------------
  Since Commencement on 12/29/95:    12.72%      25.46%       4.73%        15.82%
-----------------------------------------------------------------------------------

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company or its affiliates, and are not federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK BALANCED
     PORTFOLIO VS. S&P 500 COMPOSITE STOCK PRICE INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX AND THE COMPOSITE INDEX--CONTINUED



                             [GRAPH APPEARS HERE]


                           BALANCED        S&P        LEHMAN     COMPOSITE
                           PORTFOLIO    500 INDEX    BROTHERS      INDEX
-------------------        ---------    ---------    --------    ---------

  2/20/96                   $ 10,000     $ 10,000     $10,000    $10,000
 11/30/96                   $ 11,055     $ 12,026     $10,455    $11,227





  Average Annual Total Returns**
         For Period Ended            Class D     S&P 500      Lehman      Composite
        November 30, 1996:            Units       Index      Brothers      Index*
-----------------------------------------------------------------------------------
  Since Commencement on 2/20/96:     10.55%      20.26%       4.55%        12.27%
-----------------------------------------------------------------------------------

*The Composite Index consists of 55%, 40% and 5% of the S&P 500, The Lehman Brothers Intermediate Government/Corporate Index and 91-Day Treasury Bills, respectively.
**Average Annual Total Returns are not annualized for periods less than one year.

--------------------------------------------------------------------------------
THE BENCHMARK DIVERSIFIED GROWTH PORTFOLIO

Several factors influenced the portfolio's fiscal-year performance, particu-larly the portfolio's relative overweighting in selected financial and health care issues and its overall exposure to larger-capitalization stocks, which dominated this phase of the market cycle.
  Compared to the return on the S&P 500 Index, the portfolio's performance lagged. This was due to the portfolio's less-than-aggressive stance toward the technology sector throughout most of the year. And, as we moved into the latter part of the fiscal year, certain issues--such as Olsten and Electronic Data Systems--fell short of anticipated earnings, which held back the portfolio's performance.
  Throughout the 12-month period, we reduced the number of issues in the port-folio. Early on, the portfolio held as many as 75 stocks and was much more broadly diversified across issues. By year-end, the portfolio held approxi-mately 55 securities. We reduced the portfolio's exposure to more aggressive stocks and focused instead on quality growth issues that had the potential to reduce total portfolio risk.
  We currently are not emphasizing any particular market sectors, but we are focusing on specific issues that we believe will show favorable revenue compar-isons and those that represent good value relative to their expected earnings growth rates.

John Zielinski, Portfolio Manager
                         COMPARISON OF CHANGE IN VALUE
OF $10,000 INVESTMENT IN BENCHMARK DIVERSIFIED GROWTH PORTFOLIO VS. THE S&P 500
                          COMPOSITE STOCK PRICE INDEX

-l- Diversified Growth Portfolio  - -
          c- - S&P 500 Index




                     [GRAPH APPEARS HERE]

                  Diversified
                  Growth         S&P
                  Portfolio      500 Index
                  ----------     ---------
   1/11/93        $10,000        $10,000
  11/30/93        $10,738        $11,041
  11/30/94        $ 9,988        $11,161
  11/30/95        $12,441        $15,291
  11/30/96        $15,032        $19,554

   Average Annual Total Returns
        For Periods Ended                       Class A                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     20.83%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 1/11/93:                11.05%                              18.81%
-------------------------------------------------------------------------------------------


                     [GRAPH APPEARS HERE]

                  Diversified
                  Growth         S&P
                  Portfolio      500 Index
                  ----------     ---------
    9/14/94       $10,000        $10,000
   11/30/94       $ 9,486        $ 9,738
   11/30/95       $11,781        $13,341
   11/30/96       $14,183        $17,060

   Average Annual Total Returns
        For Periods Ended                       Class D                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     20.39%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 9/14/94:                17.10%                              27.29%
-------------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE BENCHMARK EQUITY INDEX PORTFOLIO

The S&P 500 Index continued its strong performance, returning 27.9% for the fiscal year ended November 30, 1996. This surpassed the performance of small-capitalization stocks as measured by the Russell 2000 Index, which returned 16.5% for the year.
  After adjusting for expenses, the portfolio, which is designed to replicate the S&P 500 Index's performance in an efficient, cost-effective manner, pro-vided a return that closely matched the return for the Index.
  There were 23 additions and deletions to the Index throughout the fiscal year, the most notable being the Chemical Bank/Chase merger and the Disney/Capital Cities merger. These changes, as well as quarterly rebalancings, were made in the portfolio at the time they were initiated in the Index.
  During the next 12 months, we will continue to follow a passive index strat-egy designed to provide equity market returns, as defined by the S&P 500 Index.

Susan French, Portfolio Manager

                        COMPARISON OF CHANGE IN VALUE OF
     $10,000 INVESTMENT IN BENCHMARK EQUITY INDEX PORTFOLIO VS. THE S&P 500
                          COMPOSITE STOCK PRICE INDEX

   -l- Equity Index Portfolio  - -
         c- - S&P 500 Index



                             [GRAPH APPEARS HERE]




                            Equity
                            Index           S&P
                            Portfolio       500 Index
-------------------         ---------       ---------

 1/11/93                     $10,000        $10,000
11/30/93                     $11,008        $11,041
11/30/94                     $11,104        $11,161
11/30/95                     $15,168        $15,291
11/30/96                     $19,344        $19,554






   Average Annual Total Returns
        For Periods Ended                       Class A                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     27.53%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 1/11/93:                18.48%                              18.81%
-------------------------------------------------------------------------------------------

                        COMPARISON OF CHANGE IN VALUE OF
     $10,000 INVESTMENT IN BENCHMARK EQUITY INDEX PORTFOLIO VS. THE S&P 500
                     COMPOSITE STOCK PRICE INDEX--CONTINUED




                             [GRAPH APPEARS HERE]





                             Equity
                             Index          S&P
                             Portfolio      500 Index
-------------------          ---------      ---------
 9/28/95                     $10000         $10000
11/30/95                     $10394         $10402
11/30/96                     $13225         $13302






   Average Annual Total Returns
        For Periods Ended                       Class C                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     27.24%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 9/28/95:                26.85%                              27.61%
-------------------------------------------------------------------------------------------




                             [GRAPH APPEARS HERE]





                             Equity
                             Index          S&P
                             Portfolio      500 Index
-------------------          ---------      ---------

 9/14/94                     $10000         $10000
11/30/94                     $ 9732          $9738
11/30/95                     $13255         $13341
11/30/96                     $16860         $17060






   Average Annual Total Returns
        For Periods Ended                       Class D                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     27.20%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 9/14/94:                26.61%                              27.29%
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BENCHMARK FOCUSED GROWTH PORTFOLIO

Activity in the technology sector, and how we invested in technology stocks at certain points during the year, had the largest influence on the portfolio's performance for the fiscal year ended November 30, 1996.
  The portfolio's underperformance relative to its market index can be attrib-uted to two specific periods of time. In December 1995 a number of sectors, in-cluding business services, technology, financial and health care, underperformed the index by a large margin. As a result, the portfolio's per-formance was off by approximately 2.6% for the month. In the summer, technology stocks suffered a setback, which was reflected in the portfolio's performance. We then implemented a hedge against technology, which prevented the portfolio from participating in the technology upswing that occurred late in the third quarter.
  Investors should keep in mind that the portfolio normally contains a limited number of stocks, which may create some underperformance, relative to the S&P 500 Index, over shorter time periods. Our system of identifying fundamentally sound companies strives to provide good long-term performance.
  Going forward, we believe it's doubtful that returns from the technology and financial sectors will continue to be so relatively strong. As such, we may take some profits from stocks in strong sectors and reinvest the proceeds in promising areas of the market that haven't performed quite as well over the prior year.

Tom Kirkenmeier, Portfolio Manager

                       COMPARISON OF CHANGE IN VALUE OF
                $10,000 INVESTMENT IN BENCHMARK FOCUSED GROWTH
                           PORTFOLIO VS. THE S&P 500
                          COMPOSITE STOCK PRICE INDEX

             -l- Focused Growth Portfolio   - - c - - S&P 500 Index


                             [GRAPH APPEARS HERE]


               Focused
              Growth 500       S&P 500
              ----------       -------
  7/1/93       $10,000         $10,000
11/30/93       $10,433         $10,372
11/30/94       $ 9,791         $10,485
11/30/95       $12,570         $14,365
11/30/96       $14,811         $18,369


  Average Annual Total Returns
        For Periods Ended                       Class A                               S&P 500
       November 30, 1996:                        Units                                 Index
---------------------------------------------------------------------------------------------
  One Year:                                     17.82%                                27.88%
---------------------------------------------------------------------------------------------
  Since Commencement on 7/1/93:                 12.16%                                19.45%
---------------------------------------------------------------------------------------------




                             [GRAPH APPEARS HERE]

                FOCUSED          S&P
                GROWTH        500 INDEX
                -------       ---------
 6/14/96        $10,000        $10,000
11/30/96        $10,751        $11,481



  Average Annual Total Returns**
         For Period Ended                        Class C                             S&P 500
        November 30, 1996:                        Units                               Index
--------------------------------------------------------------------------------------------
  Since Commencement on 6/14/96:                  7.51%                              14.81%
--------------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
                        COMPARISON OF CHANGE IN VALUE OF
                 $10,000 INVESTMENT IN BENCHMARK FOCUSED GROWTH
                           PORTFOLIO VS. THE S&P 500
                     COMPOSITE STOCK PRICE INDEX--CONTINUED

             -l- Focused Growth Portfolio   - - c - - S&P 500 Index


                             [GRAPH APPEARS HERE]

                Focused
                Growth         S&P 500
                -------        -------
  12/8/94       $10,000        $10,000
 11/30/95       $13,097        $13,767
 11/30/96       $15,378        $17,605



   Average Annual Total Returns
        For Periods Ended                       Class D                             S&P 500
        November 30, 1996:                       Units                               Index
-------------------------------------------------------------------------------------------
  One Year:                                     17.42%                              27.88%
-------------------------------------------------------------------------------------------
  Since Commencement on 12/8/94:                24.27%                              33.05%
-------------------------------------------------------------------------------------------

**Average Annual Total Returns are not annualized for periods less than one year.

--------------------------------------------------------------------------------
THE BENCHMARK INTERNATIONAL GROWTH PORTFOLIO

The portfolio's exposure to the underperforming Japanese stock market and the strength of the U.S. dollar were the primary factors influencing performance during the fiscal year. The portfolio maintained a slightly greater-than-aver-age weighting in the Japanese market, but, more important, the dollar rose about 10% against the yen, which magnified the underperformance in U.S. dollar terms.
  Relative to its market index, the portfolio lagged somewhat, primarily due to its position in Japan, its less-than-aggressive stance toward Hong Kong and a slight underexposure to Europe.
  Throughout the fiscal year, we tended to favor the Asian markets, lead by Ja-pan, rather than the European markets. In general, Asia accounted for more than 50% of the fund's weighting. Asia, however, underperformed Europe during the period, as strong bond market performance helped propel Europe's stock markets upward.
  Recently, we reduced the portfolio's position in Asia and increased its posi-tion in Europe, which now accounts for a little more than half of the portfo-lio. We also reduced the portfolio's Japanese exposure to about 30%, compared to the EAFE Index weighting of 35%.
  Looking ahead, we believe that the portfolio's repositioning toward Japan and Europe should help future performance. We will continue to emphasize specific countries rather than economic sectors.

Robert A. LaFleur, Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK INTERNATIONAL GROWTH PORTFOLIO VS. THE MORGAN STANLEY EUROPE, AUSTRALIA AND FAR EAST (EAFE)
                                     INDEX

      -l- International Growth
             Portfolio
         - -c- - EAFE Index


                             [GRAPH APPEARS HERE]

               International
                  Growth          EAFE
                Portfolio         Index
               -------------     -------
 3/28/94          $10,000        $10,000
11/30/94          $10,211        $10,204
11/30/95          $ 9,974        $10,976
11/30/96          $10,967        $12,267


   Average Annual Total Returns
        For Periods Ended                        Class A                                EAFE
        November 30, 1996:                        Units                                Index
---------------------------------------------------------------------------------------------
  One Year:                                       9.96%                                11.76%
---------------------------------------------------------------------------------------------
  Since Commencement on 3/28/94:                  3.50%                                 7.91%
---------------------------------------------------------------------------------------------


                             [GRAPH APPEARS HERE]

               International
                  Growth          EAFE
                Portfolio         Index
               -------------     -------
11/16/94          $10,000        $10,000
11/30/94          $ 9,744        $ 9,823
11/30/95          $ 9,474        $10,567
11/30/96          $10,382        $11,809


   Average Annual Total Returns
         For Periods Ended                       Class D                              EAFE
        November 30, 1996:                        Units                              Index
-------------------------------------------------------------------------------------------
  One Year:                                       9.59%                              11.76%
-------------------------------------------------------------------------------------------
  Since Commencement on 11/16/94:                 1.86%                               8.49%
-------------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK SMALL COMPANY INDEX PORTFOLIO

Small-capitalization stocks, as represented by the Russell 2000 Index, returned 16.5% for the fiscal year ended November 30, 1996. Compared to large-cap stocks, as measured by the S&P 500 Index, small-cap stocks underperformed by 11.4%.
  As it is designed to do, the portfolio's performance nearly matched that of the Russell 2000 Index during the fiscal year.
  The major changes to the portfolio occurred in June, when the Russell 2000 Index was reconstituted. Once a year, all eligible securities in the Index are re-ranked according to market capitalization. This activity resulted in the ad-dition of approximately 450 stocks and the deletion of approximately 350. These changes were incorporated into the portfolio at the end of June.
  At the end of the current fiscal year, the market capitalization of the com-panies in the Index, adjusted for cross holdings, ranged from $26.13 million to $2.10 billion. The average market capitalization of the Index's companies was $424 million.
  Going forward, we will continue to stay aligned with the Russell 2000, with our focus on closely approximating the Index's return.

Andrew Buchner, Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BENCHMARK SMALL COMPANY
                PORTFOLIO VS. THE RUSSELL 2000 SMALL STOCK INDEX

 -l- Small Company Portfolio  - -c- -
           Russell 2000 Index



                             [GRAPH APPEARS HERE]





                             Small Company  Russell
                             Portfolio      2000 INDEX
-------------------          ----------     ---------
1/11/93                      $10000         $10000
11/30/93                     $11409         $11515
11/30/94                     $11233         $11363
11/30/95                     $14352         $14576
11/30/96                     $16642         $16976





   Average Annual Total Returns
        For Periods Ended                     Class A                         Russell 2000
        November 30, 1996:                     Units                             Index
------------------------------------------------------------------------------------------
  One Year:                                   15.96%                             16.46%
------------------------------------------------------------------------------------------
  Since Commencement on 1/11/93:              13.99%                             14.57%
------------------------------------------------------------------------------------------



                             [GRAPH APPEARS HERE]





                             Small Company  Russell
                             Portfolio      2000 INDEX
-------------------          ----------     ---------

12/08/94                     $10000         $10000
11/30/95                     $13162         $13263
11/30/96                     $15295         $15447





   Average Annual Total Returns
        For Periods Ended                     Class D                         Russell 2000
        November 30, 1996:                     Units                             Index
------------------------------------------------------------------------------------------
  One Year:                                   16.20%                             16.46%
------------------------------------------------------------------------------------------
  Since Commencement on 12/8/94:              23.93%                             24.55%
------------------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares  Description                            VALUE
------------------------------------------------------
                               BALANCED PORTFOLIO
 COMMON STOCKS--54.4%
 BANKING--1.2%
  13,200 Banc One Corp.                        $   629
 BROKERAGE AND FINANCIAL SERVICES--1.2%
  17,500 T. Rowe Price, Associates Inc.*           632
 CHEMICALS AND ALLIED PRODUCTS--6.3%
   9,100 American Home Products Corp.              585
   9,400 Merck & Co., Inc.                         780
  14,211 Morton International, Inc.                574
  11,800 Praxair, Inc.                             574
   6,400 Procter & Gamble Co.                      696
                                               -------
                                                 3,209
 COMMUNICATIONS--1.2%
  10,700 Ameritech Corp.                           630
 COMPUTERS AND OFFICE MACHINES--2.5%
   9,300 Cisco Systems, Inc.*                      631
   4,300 Microsoft Corp.*                          675
                                               -------
                                                 1,306
 COSMETICS AND PERSONAL CARE--1.3%
   9,200 Gillette Co.                              679
 CREDIT INSTITUTIONS--2.5%
  14,300 Green Tree Financial Corp.                599
  16,300 MBNA Corp.                                658
                                               -------
                                                 1,257
 ELECTRICAL SERVICES--1.1%
  12,700 Duke Power Co.                            589
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--5.8%
   9,700 General Electric Co.                    1,009
   6,600 Intel Corp.                               837
  10,300 Linear Technology Corp.                   485
  11,400 Solectron Corp.*                          667
                                               -------
                                                 2,998
 FOOD AND BEVERAGES--3.2%
  14,400 PepsiCo, Inc.                             430
   4,900 Philip Morris Cos., Inc.                  505
  20,400 Starbucks Corp.*                          706
                                               -------
                                                 1,641
 HEALTH SERVICES--3.4%
  25,300 Health Management Associates, Inc.,
          Class A*                                 560
  10,898 Johnson & Johnson Co.                     579
   3,800 Invacare Corp.                            103
   7,700 Medtronic, Inc.                           509
                                               -------
                                                 1,751

 Shares  Description                              VALUE
--------------------------------------------------------
 INDUSTRIAL INSTRUMENTS--1.0%
  11,100 Danaher Corp.                           $   497
 INSURANCE SERVICES--3.7%
   5,400 American International Group, Inc.          621
   3,500 General Re Corp.                            591
   6,700 MBIA, Inc.                                  678
                                                 -------
                                                   1,890
 MORTGAGE AGENCIES--1.4%
  17,900 Federal National Mortgage Association       738
 OIL AND GAS--2.7%
   6,400 Enron Corp.                                 293
   9,900 Noble Affiliates, Inc.                      466
   5,900 Schlumberger Ltd.                           614
                                                 -------
                                                   1,373
 PAPER PRODUCTS--1.4%
   7,200 Kimberly-Clark Corp.                        704
 PETROLEUM PRODUCTS--3.6%
   9,100 Chevron Corp.                               610
   6,700 Exxon Corp.                                 634
   3,400 Royal Dutch Petroleum Co.                   577
                                                 -------
                                                   1,821
 PROFESSIONAL SERVICES--5.3%
   7,200 Cintas Corp.                                437
   6,800 Computer Sciences Corp.*                    535
  21,450 CUC International, Inc.*                    566
  13,800 First Data Corp.                            550
  12,700 Oracle Systems Corp.*                       622
                                                 -------
                                                   2,710
 RETAIL--4.5%
   8,100 Home Depot, Inc.                            422
  22,700 Staples, Inc.*                              448
   5,000 Tommy Hilfiger Corp.*                       270
  10,900 Viking Office Products, Inc.                341
  19,500 Walgreen Co.                                814
                                                 -------
                                                   2,295
 TRANSPORTATION PARTS AND EQUIPMENT--1.1%
   5,900 Boeing Co.                                  586
--------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $21,087)                                 $27,935
--------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)
--------------------------------------------------------------------------------

 Principal
 Amount    Description                                                    Value
-------------------------------------------------------------------------------
                         BALANCED PORTFOLIO--CONTINUED
 ASSET-BACKED SECURITIES--3.1%
 FINANCIAL--3.1%
           Olympic Automobile Receivables Trust Series: 1995-D, Class
           A3
 $   700   5.950%Due 11/15/99                                           $   703
           Premier Auto Trust
           Series: 1994-1, Class A3
     156   4.750%Due 02/02/00                                               155
           Western Financial Grantor Trust
           Series: 1994-4, Class A1
     151   7.100%Due 01/01/00                                               153
           Western Financial Grantor Trust
           Series: 1995-5, Class A1
     596   5.875%Due 03/01/02                                               597
-------------------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $1,603)                                                         $ 1,608
-------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATION--0.6%
           Donaldson, Lufkin & Jenrette, Inc. Mortgage Acceptance
           Corp.
           Series: 1994-Q8, Class 2A1
 $   327   7.250% Due 05/25/24                                          $   327
-------------------------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE OBLIGATION
  (Cost $318)                                                           $   327
-------------------------------------------------------------------------------
 CORPORATE BONDS--6.4%
 FINANCIAL--4.3%
           Equitable Life Assurance Co.
 $   400   6.950%Due 12/01/05                                           $   402
           Lehman Brothers Medium Term Note
     475   6.875%Due 06/08/98                                               480
           Lumbermens Mutual Casualty Co.
     350   9.150%Due 07/01/26                                               392
           Prudential Insurance Co. of America
     400   7.650%Due 07/01/07                                               417
           Salomon, Inc. Medium Term Note
     500   5.500%Due 01/31/98                                               498
                                                                        -------
                                                                          2,189
 RETAIL--0.8%
           Penney (J. C.), Inc.
     420   6.900%Due 08/15/26                                               433

 Principal
 Amount    Description                    Value
-----------------------------------------------
 SANITARY SERVICES--1.3%
           WMX Technologies, Inc.
  $   650  7.100%Due 08/01/26          $    686
-----------------------------------------------
 TOTAL CORPORATE BONDS
  (Cost $3,209)                        $  3,308
-----------------------------------------------
 U.S. GOVERNMENT AGENCIES--6.0%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC
  TRUST--3.0%
           Series: 1991-37, Class G
  $   250  8.150% Due 08/25/05         $    257
           Series: 1996-M4, Class A
      746  7.750% Due 03/17/17              768
           Series: 1992-200, Class E
      500  6.250% Due 06/25/17              500
                                       --------
                                          1,525
 GOVERNMENT NATIONAL MORTGAGE ASSOCI-
  ATION--3.0%
           Pool # 432153
    1,522  8.000% Due 11/15/26            1,570
-----------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $3,048)                        $  3,095
-----------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--21.4%
 U.S. TREASURY NOTES--21.4%
 $  1,550  8.125% Due 02/15/98         $  1,596
      750  5.375% Due 05/31/98              748
    1,835  6.750% Due 05/31/99            1,881
      640  6.875% Due 08/31/99              659
    1,475  6.250% Due 05/31/00            1,498
    1,325  7.750% Due 02/15/01            1,420
      800  6.250% Due 02/15/03              814
    1,000  5.750% Due 08/15/03              990
    1,260  7.500% Due 02/15/05            1,379
-----------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $10,792)                       $ 10,985
-----------------------------------------------
 FLOATING RATE BANK NOTE--1.6%
           National Westminster Bank
  $   900  5.625%Due 02/28/97          $    789
-----------------------------------------------
 TOTAL FLOATING RATE BANK NOTE
  (Cost $762)                          $    789
-----------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
 Amount    Description                           Value
-------------------------------------------------------
 SHORT-TERM INVESTMENT--6.6%
           Berliner Handels und Frankfurter,
           Grand Cayman
 $ 3,401   5.688%Due 12/02/96                  $ 3,401
-------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $3,401)                                $ 3,401
-------------------------------------------------------
 TOTAL INVESTMENTS--100.1%
  (Cost $44,220)                               $51,448
-------------------------------------------------------
 Liabilities, less other assets--(0.1)%            (62)
-------------------------------------------------------
 NET ASSETS--100.0%                            $51,386
-------------------------------------------------------
-------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares  Description                         VALUE
--------------------------------------------------------
                          DIVERSIFIED GROWTH PORTFOLIO
 COMMON STOCKS--99.1%
 BANKING--4.8%
  68,640 Banc One Corp.                     $  3,269
 108,200 First USA, Inc.                       3,557
                                            --------
                                               6,826
 BROKERAGE SERVICES--2.1%
 100,000 Schwab (Charles) Corp.                3,012
 CHEMICALS AND ALLIED PRODUCTS--14.3%
  41,000 Abbott Laboratories                   2,286
  50,800 Air Products and Chemicals, Inc.      3,531
  40,000 American Home Products Corp.          2,570
  31,200 Merck & Co., Inc.                     2,590
  72,437 Morton International, Inc.            2,925
  17,000 Pfizer, Inc.                          1,523
  62,000 Praxair, Inc.                         3,015
  18,300 Procter & Gamble Co.                  1,990
                                            --------
                                              20,430
 COMMUNICATIONS--3.6%
  50,000 Ameritech Corp.                       2,944
  55,000 AT&T Corp.                            2,159
                                            --------
                                               5,103
 COMPUTERS AND OFFICE MACHINES--3.7%
  27,000 Cisco Systems, Inc.*                  1,833
  20,000 Electronic Data Systems Corp.           967
  16,300 Microsoft Corp.*                      2,557
                                            --------
                                               5,357
 COSMETICS AND PERSONAL CARE--0.7%
  14,100 Gillette Co.                          1,040
 CREDIT INSTITUTIONS--1.5%
  50,000 Green Tree Financial Corp.            2,094
 ELECTRONICS AND OTHER ELECTRICAL EQUIP-
  MENT--9.7%
  18,000 Emerson Electric Co.                  1,766
  49,600 General Electric Co.                  5,158
  22,900 Intel Corp.                           2,905
  44,000 Linear Technology Corp.               2,074
  35,000 Motorola, Inc.                        1,938
                                            --------
                                              13,841

 Shares  Description                              VALUE
---------------------------------------------------------
 FOOD AND BEVERAGES--4.1%
 117,000 Brinker International, Inc.*            $  2,165
  45,000 PepsiCo, Inc.                              1,344
  22,000 Philip Morris Cos., Inc.                   2,269
                                                 --------
                                                    5,778
 GLASS, CLAY AND STONE PRODUCTS--1.3%
  58,700 Newell Co.                                 1,820
 HEALTH SERVICES--2.0%
  35,000 Health Management Associates, Inc.,
          Class A*                                    774
  40,000 Johnson & Johnson Co.                      2,125
                                                 --------
                                                    2,899
 HEAVY CONSTRUCTION--2.4%
  51,000 Fluor Corp.                                3,468
 INDUSTRIAL INSTRUMENTS--3.1%
  37,600 Hewlett-Packard Co.                        2,026
  60,000 Sundstrand Corp.                           2,340
                                                 --------
                                                    4,366
 INSURANCE SERVICES--3.6%
  23,900 American International Group, Inc.         2,748
  23,400 MBIA, Inc.                                 2,366
                                                 --------
                                                    5,114
 MORTGAGE AGENCIES--2.8%
  92,000 Federal National Mortgage Association      3,795
 OIL AND GAS--2.9%
  45,000 Noble Affiliates, Inc.                     2,121
  20,000 Schlumberger Ltd.                          2,080
                                                 --------
                                                    4,201
 PAPER PRODUCTS--2.1%
  31,300 Kimberly-Clark Corp.                       3,059
 PETROLEUM PRODUCTS--9.1%
  43,000 Chevron Corp.                              2,881
  37,300 Exxon Corp.                                3,529
  34,650 Mobil Corp.                                4,193
  14,000 Royal Dutch Petroleum Co.                  2,378
                                                 --------
                                                   12,981
 PROFESSIONAL SERVICES--7.5%
  35,000 Cintas Corp.                               2,126
  17,000 Computer Sciences Corp.*                   1,337
 100,700 CUC International, Inc.*                   2,656

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                           Value
--------------------------------------------------------
  32,736     First Data Corp.                    $ 1,305
  71,900     Olsten Corp.                            980
  47,500     Oracle Systems Corp.*                 2,327
                                                --------
                                                  10,731
 RECREATION AND LEISURE SERVICES--4.2%
  88,100     Carnival Corp., Class A               2,786
  88,000     Circus Circus Enterprises, Inc.*      3,212
                                                --------
                                                   5,998
 RETAIL--11.1%
  58,200     Home Depot, Inc.                      3,034
 131,050     Staples, Inc.*                        2,588
  50,000     Tommy Hilfiger Corp.*                 2,700
 115,600     Wal-Mart Stores, Inc.                 2,948
 107,300     Walgreen Co.                          4,480
                                                --------
                                                  15,750
 TRANSPORTATION PARTS AND EQUIPMENT--2.5%
  36,000     Boeing Co.                            3,578
--------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $105,076)                               $141,241
--------------------------------------------------------

 Principal
 Amount      Description                                         Value
-----------------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.1%
             Berliner Handels und Frankfurter, Grand Cayman
 $1,490      5.688%Due 12/02/96                               $  1,490
-----------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $1,490)                                               $  1,490
-----------------------------------------------------------------------
 TOTAL INVESTMENTS--100.2%
  (Cost $106,566)                                             $142,731
-----------------------------------------------------------------------
 Liabilities, less other assets--(0.2)%                           (243)
-----------------------------------------------------------------------
 NET ASSETS--100.0%                                           $142,488
-----------------------------------------------------------------------
-----------------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares      Description                              Value
-----------------------------------------------------------
                  EQUITY INDEX PORTFOLIO
 COMMON STOCKS--98.2%
 AGRICULTURE--0.1%
  10,400     Pioneer Hi-Bred International, Inc.   $    725
 APPAREL--0.1%
   9,200     Liz Claiborne, Inc.                        390
   8,000     V. F. Corp.                                543
                                                   --------
                                                        933
 BANKING--7.8%
  13,500     Ahmanson (H.F.) & Co.                      445
  54,949     Banc One Corp.                           2,617
  19,200     Bank of Boston Corp.                     1,342
  48,600     Bank of New York Co., Inc.               1,744
  45,376     BankAmerica Corp.                        4,674
  10,100     Bankers Trust New York Corp.               879
  24,300     Barnett Banks, Inc.                      1,069
  19,800     Boatmen's Bancshares, Inc.               1,319
  55,046     Chase Manhattan Corp.                    5,202
  60,600     Citicorp                                 6,620
  14,500     Comerica, Inc.                             848
  28,100     Corestates Financial Corp.               1,514
  13,300     Fifth Third Bancorp                        931
  17,800     First Bank System, Inc.                  1,297
  39,907     First Chicago NBD Corp.                  2,345
  34,815     First Union Corp.                        2,659
   7,300     Golden West Financial Corp.                493
  17,300     Great Western Financial Corp.              538
  29,000     Keycorp                                  1,519
  16,350     Mellon Bank Corp.                        1,181
  23,500     Morgan (J.P.) & Co., Inc.                2,218
  28,000     National City Corp.                      1,298
  36,668     NationsBank Corp.                        3,800
  46,700     Norwest Corp.                            2,183
  43,000     PNC Bank Corp.                           1,698
   7,000     Republic New York Corp.                    618
  28,100     Sun Trust Banks, Inc.                    1,426
  19,500     U.S. Bancorp                               834
  21,000     Wachovia Corp.                           1,260
  11,866     Wells Fargo & Co.                        3,377
                                                   --------
                                                     57,948

 Shares      Description                                   Value
----------------------------------------------------------------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
  31,400     Houston Industries, Inc.                   $    691
   1,100     Nacco Industries, Inc.                           52
                                                        --------
                                                             743
 BROKERAGE AND FINANCIAL SERVICES--1.2%
  59,800     American Express Co.                          3,125
  33,101     Fleet Financial Group, Inc.                   1,833
  17,300     Green Tree Financial Corp.                      724
  21,300     Merrill Lynch & Co., Inc.                     1,709
  19,100     Morgan Stanley Group, Inc.                    1,148
  13,300     Salomon Brothers, Inc.                          607
                                                        --------
                                                           9,146
 CHEMICALS AND ALLIED PRODUCTS--11.9%
  98,400     Abbott Laboratories                           5,486
  14,100     Air Products and Chemicals, Inc.                980
   8,200     Allergan, Inc.                                  263
  10,600     Alza Corp.*                                     299
  80,200     American Home Products Corp.                  5,153
  33,400     Amgen, Inc.*                                  2,033
  16,800     Avon Products, Inc.                             937
  34,400     Baxter International, Inc.                    1,462
  63,200     Bristol-Myers Squibb Co.                      7,189
   6,500     Clorox Co.                                      678
  18,500     Colgate-Palmolive Co.                         1,714
  30,900     Dow Chemical Co.                              2,588
  70,700     Du Pont (E.I.) de Nemours & Co., Inc.         6,663
   9,875     Eastman Chemical Co.                            564
   8,100     Ecolab, Inc.                                    315
  68,998     Eli Lilly & Co.                               5,278
   4,700     FMC Corp.*                                      363
   6,800     Goodrich (B.F.) Co.                             305
  11,100     Grace (W.R.) & Co.                              587
   8,000     Great Lakes Chemical Corp.                      429
  13,500     Hercules, Inc.                                  655
  14,000     International Flavors & Fragrances, Inc.        637
 153,400     Merck & Co., Inc.                            12,732
  18,000     Morton International, Inc.                      727
   8,500     Nalco Chemical Co.                              324
  81,000     Pfizer, Inc.                                  7,260
  64,120     Pharmacia & Upjohn, Inc.                      2,477
  23,500     PPG Industries, Inc.                          1,439

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                         Value
------------------------------------------------------
  19,600     Praxair, Inc.                    $    953
  86,400     Procter & Gamble Co.                9,396
   8,200     Rohm & Haas Co.                       653
  46,600     Schering-Plough Corp.               3,320
  10,800     Sherwin-Williams Co.                  613
  16,300     Union Carbide Corp.                   752
  34,200     Warner-Lambert Co.                  2,445
                                              --------
                                                87,669
 COMMUNICATIONS--7.4%
  62,900     AirTouch Communications, Inc.*      1,612
  23,900     Alltel Corp.                          762
  69,300     Ameritech Corp.                     4,080
 203,300     AT&T Corp.                          7,979
  55,200     Bell Atlantic Corp.                 3,471
 125,300     Bellsouth Corp.                     5,059
  41,200     Comcast Corp.                         690
 122,000     GTE Corp.                           5,475
  80,264     Lucent Technologies, Inc.*          4,114
   9,300     Mallinckrodt, Inc.                    409
  86,700     MCI Communications Corp.            2,644
  55,300     Nynex Corp.                         2,564
  54,000     Pacific Telesis Group               1,998
  11,800     Providian Corp.                       631
  76,800     SBC Communications, Inc.            4,042
  54,300     Sprint Corp.                        2,274
  22,500     Tellabs, Inc.*                        894
  78,700     U.S. West Media Group               1,505
  60,200     U.S. West, Inc.*                    1,881
  45,000     Viacom, Inc., Class B*              1,699
  48,900     Worldcom, Inc.*                     1,131
                                              --------
                                                54,914
 COMPUTERS AND OFFICE MACHINES--5.5%
  15,200     Amdahl Corp.*                         181
  15,700     Apple Computer, Inc.*                 379
  23,700     Bay Network Inc.*                     634
  19,200     Cabletron Systems, Inc.*              775
   8,600     Ceridian Corp.*                       414
  81,600     Cisco Systems, Inc.*                5,539
  34,000     Compaq Computer Corp.*              2,694
   4,900     Data General Corp.*                    72
  11,400     Dell Computer Corp.*                1,159
  19,600     Digital Equipment Corp.*              720
  29,200     EMC Corp.*                            942

 Shares      Description                                    Value
-----------------------------------------------------------------
  5,900      Intergraph Corp.*                           $     54
 66,500      International Business Machines Corp.         10,598
 75,400      Microsoft Corp.*                              11,828
 18,800      Pitney Bowes, Inc.                             1,109
 27,300      Seagate Technology Inc.*                       1,078
 21,700      Silicon Graphics, Inc.*                          431
 14,800      Tandem Computers, Inc.*                          202
  7,500      Tandy Corp.                                      316
 21,300      3Com Corp.*                                    1,600
 21,900      Unisys Corp.*                                    167
                                                         --------
                                                           40,892
 CONSTRUCTION--0.2%
 14,400      Dover Corp.                                      769
 22,600      Dresser Industries, Inc.                         740
                                                         --------
                                                            1,509
 COSMETICS AND PERSONAL CARE--0.6%
 56,200      Gillette Co.                                   4,145
 CREDIT INSTITUTIONS--0.6%
  6,800      Beneficial Corp.                                 422
 20,672      Dean Witter Discover & Co.                     1,413
 12,200      Household International, Inc.                  1,156
 28,050      MBNA Corp.                                     1,133
  7,400      MGIC Investment Corp.                            554
                                                         --------
                                                            4,678
 ELECTRICAL SERVICES--2.7%
 23,600      American Electric Power Co., Inc.                979
 18,600      Baltimore Gas and Electric Co.                   518
 19,200      Carolina Power & Light Co.                       703
 26,500      Central and South West Corp.                     709
 19,910      Cinergy Corp.                                    667
 29,600      Consolidated Edison Co. of New York, Inc.        858
 22,400      Dominion Resources, Inc.                         854
 18,300      DTE Energy Co.                                   586
 25,600      Duke Power Co.                                 1,187
 55,300      Edison International                           1,099
 28,800      Entergy Corp.                                    781
 23,100      FPL Group, Inc.                                1,066
 15,200      General Public Utilities Corp.                   511
 18,200      Niagara Mohawk Power Corp.*                      159
  8,700      Northern States Power Co.                        410
 19,200      Ohio Edison Co.                                  442
 52,400      Pacific Gas & Electric Co.                     1,264

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares      Description                                Value
-------------------------------------------------------------
              EQUITY INDEX PORTFOLIO--CONTINUED
 ELECTRICAL SERVICES--CONTINUED
  37,100     PacifiCorp                              $    779
  28,100     Peco Energy Co.                              717
  20,400     PP&L Resources, Inc.                         467
  30,800     Public Service Enterprise Group, Inc.        882
  84,900     Southern Co.                               1,889
  28,300     Texas Utilities Co.                        1,118
  27,200     Unicom Corp.                                 724
  12,900     Union Electric Co.                           513
                                                     --------
                                                       19,882
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--7.3%
  17,000     Advanced Micro Devices, Inc.*                412
  27,656     AMP, Inc.                                  1,058
   7,587     Andrew Corp.*                                439
  13,600     Cooper Industries, Inc.                      564
  14,700     DSC Communications Corp.*                    265
  28,300     Emerson Electric Co.                       2,777
 208,200     General Electric Co.                      21,653
  17,300     General Instrument Corp.*                    383
   4,900     Harris Corp.                                 336
 103,700     Intel Corp.                               13,157
  14,800     ITT Corp. *                                  683
  16,300     LSI Logic Corp.*                             491
  12,800     Maytag Corp.                                 245
  26,300     Micron Technology, Inc.                      871
  74,700     Motorola, Inc.                             4,136
  17,400     National Semiconductor Corp.*                426
   6,000     National Service Industries, Inc.            210
  32,600     Northern Telecom, Ltd.                     2,143
   5,600     Raychem Corp.                                477
   9,700     Scientific-Atlanta, Inc.                     150
  82,300     TeleCommunications, Inc.*                  1,111
  23,900     Texas Instruments, Inc.                    1,524
   5,100     Thomas & Betts Corp.                         231
   9,400     Whirlpool Corp.                              470
                                                     --------
                                                       54,212
 FOOD AND BEVERAGES--8.7%
  62,500     Anheuser-Busch Cos., Inc.                  2,649
  68,809     Archer-Daniels-Midland Co.                 1,514
   8,700     Brown-Forman, Inc.                           404
  29,600     Campbell Soup Co.                          2,446
 314,300     Coca-Cola Co.                             16,069

 Shares      Description                       Value
----------------------------------------------------
  30,650     ConAgra, Inc.                   $ 1,628
   4,800     Coors (Adolph) Co.                   95
  18,300     CPC International, Inc.           1,524
  20,000     General Mills, Inc.               1,270
  46,600     Heinz (H.J.) Co.                  1,765
  19,400     Hershey Foods Corp.                 968
  26,700     Kellogg Co.                       1,812
   3,000     Luby's Cafeterias, Inc.              66
  88,200     McDonalds Corp.                   4,123
 197,500     PepsiCo, Inc.                     5,900
 103,200     Philip Morris Cos., Inc.         10,643
  17,100     Quaker Oats Co.                     673
  13,400     Ralston Purina Group              1,025
  61,200     Sara Lee Corp.                    2,402
  47,200     Seagram Co., Ltd.                 1,929
  20,200     Unilever N.V. ADR                 3,497
  23,700     UST, Inc.                           773
  13,300     Whitman Corp.                       306
  14,600     Wrigley (WM) Jr. Co.                852
                                             -------
                                              64,333
 FURNITURE AND FIXTURES--0.1%
  20,200     Masco Corp.                         737
 GENERAL BUILDING CONTRACTORS--0.2%
   3,600     Centex Corp.                        130
  16,000     Honeywell, Inc.                   1,098
   4,900     Kaufman & Broad Home Corp.           63
   3,000     Pulte Corp.                          92
                                             -------
                                               1,383
 GLASS, CLAY AND STONE PRODUCTS--0.2%
  29,000     Corning, Inc.                     1,175
  20,000     Newell Co.                          620
                                             -------
                                               1,795
 HEALTH SERVICES--1.9%
  12,500     Beverly Enterprises, Inc.*          165
  84,595     Columbia/HCA Healthcare Corp.     3,384
  20,500     Humana, Inc.*                       387
 168,000     Johnson & Johnson Co.             8,925
   7,950     Manor Care, Inc.*                   201
  10,200     St. Jude Medical, Inc.*             426
  27,300     Tenet Healthcare Corp.*             611
                                             -------
                                              14,099

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                               Value
------------------------------------------------------------
 HEAVY CONSTRUCTION--0.3%
  10,500     Fluor Corp.                            $    714
   5,100     Foster Wheeler Corp.                        184
  15,800     Halliburton Co.                             952
                                                    --------
                                                       1,850
 INDUSTRIAL INSTRUMENTS--2.8%
   7,200     Bard (C.R.), Inc.                           202
   7,100     Bausch & Lomb, Inc.                         264
  15,700     Becton Dickinson & Co.                      659
  14,600     Biomet, Inc.*                               241
  22,300     Boston Scientific Corp.*                  1,302
  42,500     Eastman Kodak Co.                         3,442
 128,900     Hewlett-Packard Co.                       6,944
   5,200     Johnson Controls, Inc.                      403
  30,200     Medtronic, Inc.                           1,997
   5,500     Millipore Corp.                             225
   5,500     Perkin-Elmer Co.                            339
   5,700     Polaroid Corp.                              243
  29,800     Raytheon Co.                              1,523
   4,100     Tektronix, Inc.                             200
   7,900     United States Surgical Corp.                317
  41,000     Xerox Corp.                               2,014
                                                    --------
                                                      20,315
 INSURANCE SERVICES--4.1%
  18,957     Aetna Life & Casualty Co.                  1367
   5,700     Alexander & Alexander Services, Inc.         83
  56,065     Allstate Corp.                            3,378
  25,800     American General Corp.                    1,061
  59,175     American International Group, Inc.        6,805
  13,600     AON Corp.                                   828
  22,000     Chubb Corp.                               1,193
   9,600     CIGNA Corp.                               1,357
  10,400     General Re Corp.                          1,755
  14,800     ITT Hartford Group, Inc.                  1,012
   9,025     Jefferson-Pilot Corp.                       526
  13,100     Lincoln National Corp.                      706
  14,500     Loews Corp.                               1,345
   9,100     Marsh & McLennan Cos., Inc.               1,032
  15,900     Safeco Corp.                                662
  10,600     St. Paul Cos., Inc.                         624
   9,050     Torchmark Corp.                             471
   8,300     Transamerica Corp.                          659
  80,716     Travelers Group, Inc.                     3,632

 Shares      Description                         Value
------------------------------------------------------
  23,200     United Healthcare Corp.          $  1,000
   9,200     UNUM Corp.                            654
  14,900     USF & G Corp.                         298
   4,300     USLIFE Corp.                          133
                                              --------
                                                30,581
 JEWELRY AND PRECIOUS METALS--0.0%
   4,900     Jostens, Inc.                         104
 LEATHER PRODUCTS--0.0%
   6,300     Stride Rite Corp.                      63
 LUMBER AND WOOD PRODUCTS--0.1%
  13,700     Louisiana-Pacific Corp.               310
 MACHINERY--1.4%
  22,600     Applied Materials, Inc.*              862
  18,200     Baker Hughes, Inc.                    666
  11,100     Black & Decker Corp.                  420
   3,600     Briggs & Stratton Corp.               149
  12,400     Brunswick Corp.                       316
   9,100     Case Equipment Corp.                  478
  24,300     Caterpillar, Inc.                   1,923
   5,000     Cincinnati Milacron, Inc.             104
   5,000     Cummins Engine Co., Inc.              226
  32,600     Deere & Co.                         1,455
   6,300     General Signal Corp.                  272
   4,400     Giddings & Lewis, Inc.                 52
   5,900     Harnischfeger Industries, Inc.        262
  13,800     Ingersoll-Rand Co.                    642
  21,500     Tenneco, Inc.                       1,096
   4,000     Timken Co.                            182
  19,200     Tyco Laboratories, Inc.             1,051
                                              --------
                                                10,156
 MANUFACTURING--0.1%
   3,500     Alberto-Culver Co., Class B           166
  14,900     ITT Industries                        349
                                              --------
                                                   515
 MERCHANDISE--GENERAL--0.2%
  16,400     Alco Standard Corp.                   849
   7,700     Snap-On, Inc.                         279
  11,200     Stanley Works                         330
                                              --------
                                                 1,458

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares      Description                                Value
-------------------------------------------------------------
              EQUITY INDEX PORTFOLIO--CONTINUED
 METAL MINING--0.7%
  45,000     Barrick Gold Corp.                      $  1,350
  28,300     Battle Mountain Gold Co.                     205
  11,750     Cyprus/Amax Minerals Co.                     291
  17,600     Echo Bay Mines Ltd.                          109
  24,600     Freeport-McMoran Copper & Gold, Inc.         775
  18,500     Homestake Mining Co.                         280
  21,200     Inco Ltd.                                    739
  12,539     Newmont Mining Corp.                         600
  30,200     Placer Dome, Inc.                            713
  16,580     Santa Fe Pacific Gold Corp.                  191
                                                     --------
                                                        5,253
 METAL PRODUCTS--0.3%
  21,927     Allegheny Teledyne Corp.                     512
   3,800     Ball Corp.                                    93
   3,800     Crane Co.                                    178
  16,200     Crown Cork & Seal Co., Inc.                  859
   6,900     McDermott International, Inc.                122
   9,350     Parker-Hannifin Co.                          380
                                                     --------
                                                        2,144
 MORTGAGE AGENCIES--1.1%
  22,500     Federal Home Loan Mortgage Corp.           2,571
 137,700     Federal National Mortgage Association      5,680
                                                     --------
                                                        8,251
 NATURAL GAS TRANSMISSION--0.8%
  13,300     Coastal Corp.                                640
   6,900     Columbia Gas System, Inc.                    446
  11,900     Consolidated Natural Gas Co.                 680
   2,600     Eastern Enterprises                           98
  32,000     Enron Corp.                                1,464
   8,700     Enserch Corp.                                203
   6,300     Nicor, Inc.                                  232
  17,300     Norman Energy Corp.                          268
   3,400     Oneok, Inc.                                   94
  10,700     Pacific Enterprises                          328
   4,400     Peoples Energy Corp.                         159
  10,900     Sonat, Inc.                                  564
  13,200     Williams Company, Inc.                       741
                                                     --------
                                                        5,917

 Shares      Description                               Value
------------------------------------------------------------
 OIL AND GAS--1.1%
  15,800     Burlington Resources, Inc.             $    837
   3,100     Helmerich & Payne, Inc.                     167
   4,300     Louisiana Land & Exploration Co.            257
  40,700     Occidental Petroleum Corp.                  977
  13,200     Oryx Energy Co.*                            274
  19,000     Panenergy Corp.                             836
  10,700     Rowan Cos., Inc.*                           253
  11,400     Santa Fe Energy Resources, Inc.*            165
  30,900     Schlumberger Ltd.                         3,214
  31,376     Union Pacific Resources Group, Inc.*        937
   6,700     Western Atlas, Inc.*                        472
                                                    --------
                                                       8,389
 PAPER PRODUCTS--2.0%
   6,600     Avery Dennison Corp.                        466
   6,600     Bemis Co., Inc.                             235
   6,100     Boise Cascade Co.                           189
  12,000     Champion International Corp.                516
  11,500     Georgia-Pacific Corp.                       837
  37,835     International Paper Co.                   1,608
  10,700     James River Corp.                           342
  35,492     Kimberly-Clark Corp.                      3,470
   6,600     Mead Corp.                                  391
  52,800     Minnesota Mining & Manufacturing Co.      4,422
  12,504     Stone Container Corp.                       192
   7,000     Temple Inland, Inc.                         376
   8,600     Union Camp Corp.                            423
  12,850     Westvaco Corp.                              363
  25,000     Weyerhaeuser Co.                          1,150
                                                    --------
                                                      14,980
 PERSONAL SERVICES--0.6%
  13,000     Block (H.& R.), Inc.                        380
  15,500     HFS Inc.*                                 1,004
  24,600     Hilton Hotels Corp.                         719
  16,100     Marriott International Corp.                898
  29,700     Service Corp. International                 895
   7,000     Willamette Industries, Inc.                 476
                                                    --------
                                                       4,372
 PETROLEUM PRODUCTS--7.4%
  11,700     Amerada Hess Corp.                          689
  62,700     Amoco Corp.                               4,867
   8,100     Ashland Oil, Inc.                           389
  20,300     Atlantic Richfield Co.                    2,824

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                                  Value
---------------------------------------------------------------
  82,300     Chevron Corp.                             $  5,514
 156,600     Exxon Corp.                                 14,818
   6,200     Kerr-McGee Corp.                               434
  49,700     Mobil Corp.                                  6,014
   5,900     Pennzoil Co.                                   332
  33,200     Phillips Petroleum Co.                       1,498
  67,600     Royal Dutch Petroleum Co.                   11,484
   9,300     Sun Co., Inc.                                  233
  33,300     Texaco, Inc.                                 3,301
  31,300     Unocal Corp.                                 1,275
  36,200     USX-Marathon Group                             828
                                                       --------
                                                         54,500
 PRINTING AND PUBLISHING--1.3%
   9,400     American Greetings Corp.                       265
  10,400     Deluxe Corp.                                   322
  19,300     Donnelley (R.R.) & Sons Co.                    647
  12,200     Dow Jones & Co., Inc.                          424
  17,800     Gannett Co., Inc.                            1,397
   3,900     Harland (John H.) Co.                          120
  12,100     Knight-Ridder, Inc.                            508
  12,500     McGraw-Hill Cos., Inc.                         569
   3,400     Meredith Corp.                                 175
  12,600     Moore Corp. Ltd.                               265
  12,300     New York Times Co.                             460
  71,700     Time Warner, Inc.                            2,922
  13,000     Times Mirror Co.                               681
   7,700     Tribune Co.                                    666
                                                       --------
                                                          9,421
 PROFESSIONAL SERVICES--2.2%
   5,800     Autodesk, Inc.                                 162
  36,500     Automatic Data Processing, Inc.              1,565
  45,950     Computer Associates International, Inc.      3,021
   9,500     Computer Sciences Corp.*                       747
  49,625     CUC International, Inc.*                     1,309
  56,500     First Data Corp.                             2,253
  10,300     Interpublic Group of Cos., Inc.                510
  44,500     Novell, Inc.*                                  490
  82,500     Oracle Systems Corp.*                        4,042
  10,200     Ryder System, Inc.                             310
   7,300     Safety-Kleen Corp.                             116
   3,000     Shared Medical Systems Corp.                   149
  23,200     Sun Microsystems, Inc.*                      1,351
                                                       --------
                                                         16,025

 Shares      Description                                 Value
--------------------------------------------------------------
 RECREATION AND LEISURE SERVICES--1.2%
   6,400     Bally Entertainment Corp.*               $    186
  85,500     Disney (Walt) Co.                           6,306
   9,200     Harcourt General, Inc.                        503
  13,000     Harrah's Entertainment, Inc.*                 231
  10,850     Hasbro, Inc.                                  446
   4,700     King World Productions, Inc.*                 179
  34,445     Mattel, Inc.                                1,063
                                                      --------
                                                         8,914
 RESEARCH AND CONSULTING SERVICES--0.2%
  21,400     Cognizant Corp.*                              738
  21,400     Dun & Bradstreet Corp.                        484
   6,000     EG&G, Inc.                                    110
                                                      --------
                                                         1,332
 RETAIL--4.4%
  31,800     Albertson's, Inc.                           1,109
  18,400     American Stores Co.                           734
  13,100     Charming Shoppes, Inc.*                        67
  12,300     Circuit City Stores, Inc.                     411
  13,300     CVS Corp                                      547
  19,900     Darden Restaurants, Inc.                      172
  27,300     Dayton-Hudson Corp.                         1,061
  14,300     Dillard Department Stores, Inc.               438
  26,200     Federated Department Stores, Inc.*            894
  36,200     Gap, Inc.                                   1,163
   7,500     Giant Food, Inc.                              253
   4,800     Great Atlantic & Pacific Tea Co., Inc.        157
  60,400     Home Depot, Inc.                            3,148
  61,300     K-Mart Corp.*                                 682
  15,800     Kroger Co.*                                   729
  34,100     Limited, Inc.                                 614
   2,500     Long Drug Stores Corp.                        125
  21,700     Lowe's Cos., Inc.                             882
  31,500     May Department Stores Co.                   1,536
   4,600     Mercantile Stores Co., Inc.                   231
  10,300     Nordstrom, Inc.                               448
  28,400     Penney (J.C.), Inc.                         1,526
   7,800     Pep Boys-Manny Moe & Jack                     286
  24,703     Price/Costco, Inc.*                           574
  10,600     Rite Aid Corp.                                420
   6,400     Ryan's Family Steak Houses, Inc.*              45
  49,400     Sears, Roebuck & Co.                        2,458
   6,100     Shoney's, Inc.*                                50

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares      Description                           Value
--------------------------------------------------------
           EQUITY INDEX PORTFOLIO--CONTINUED
 RETAIL--CONTINUED
   9,200     TJX Cos., Inc.                     $    415
  34,500     Toys "R" Us, Inc.*                    1,190
 289,200     Wal-Mart Stores, Inc.                 7,375
  31,000     Walgreen Co.                          1,294
  16,200     Wendy's International, Inc.             346
  19,100     Winn-Dixie Stores, Inc.                 642
  16,800     Woolworth Corp.*                        403
                                                --------
                                                  32,425
 RUBBER AND PLASTICS--0.8%
   4,600     Armstrong World Industries, Inc.        346
  10,500     Cooper Tire & Rubber Co.                215
  19,600     Goodyear Tire & Rubber Co.              951
  73,900     Monsanto Co.                          2,938
  18,900     Rubbermaid, Inc.                        454
   7,800     Tupperware Corp.                        413
                                                --------
                                                   5,317
 SANITARY SERVICES--0.5%
  26,800     Browning-Ferris Industries, Inc.        720
  39,500     Laidlaw, Inc.                           484
  61,900     WMX Technologies, Inc.                2,229
                                                --------
                                                   3,433
 SERVICE INDUSTRY MACHINERY--0.2%
  14,566     Pall Corp.                              381
   3,600     Trinova Corp.                           131
  53,100     Westinghouse Electric Corp.             996
                                                --------
                                                   1,508
 STEEL PRODUCTS--0.8%
  28,500     Alcan Aluminum Ltd.                   1,004
  22,000     Aluminum Co. of America               1,400
  13,400     Armco, Inc.*                             60
   5,400     Asarco, Inc.                            147
  14,000     Bethlehem Steel Corp.*                  126
  18,187     Engelhard Corp.                         355
   6,100     Inland Steel Industries, Inc.           114
  11,100     Nucor Corp.                             604
   6,500     Owens Corning Fiberglass Corp.          279
   8,300     Phelps Dodge Corp.                      603
   8,000     Reynolds Metals Co.                     476
  10,600     USX-U.S. Steel Group                    319

 Shares      Description                             Value
----------------------------------------------------------
  11,475     Worthington Industries, Inc.         $    228
                                                  --------
                                                     5,715
 TEXTILES--0.1%
   9,600     Fruit of the Loom, Inc.*                  342
   4,900     Russell Corp.                             141
   2,500     Spring Industries, Inc.                   116
                                                  --------
                                                       599
 TOBACCO PRODUCTS--0.1%
  21,500     American Brands, Inc.                   1,027
 TRANSPORTATION PARTS AND EQUIPMENT--4.7%
  35,600     Allied Signal, Inc.                     2,608
  43,900     Boeing Co.                              4,362
  91,900     Chrysler Corp.                          3,262
  12,800     Dana Corp.                                398
   9,800     Eaton Corp.                               679
   7,700     Echlin, Inc.                              259
   4,500     Fleetwood Enterprises, Inc.               137
 149,100     Ford Motor Co.                          4,883
   7,900     General Dynamics Corp.                    583
  95,300     General Motors Corp.                    5,492
  15,400     Illinois Tool Works, Inc.               1,320
  25,254     Lockheed Martin Corp.*                  2,289
  27,100     McDonnell Douglas Corp.                 1,433
   9,520     Navistar International. Corp.*             90
   7,300     Northrop Grumman Co.                      607
   4,860     PACCAR, Inc.                              323
  27,500     Rockwell International Corp.            1,767
  10,200     Textron, Inc.                             973
   8,100     TRW, Inc.                                 789
  15,400     United Technologies Corp.               2,160
                                                  --------
                                                    34,414
 TRANSPORTATION SERVICES--1.4%
  11,500     AMR Corp.*                              1,049
  19,265     Burlington Northern Santa Fe Corp.      1,732
   4,900     Caliber Systems Inc.                       95
  10,200     Conrail, Inc.                             992
   5,500     Consolidated Freightways, Inc.            133
  26,700     CSX Corp.                               1,248
  10,000     Delta Air Lines, Inc.                     753
  14,400     Federal Express Corp.*                    637
  15,900     Norfolk Southern Corp.                  1,431
  18,200     Southwest Airlines Co.                    450

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares/
 Principal
 Amount      Description                      Value
---------------------------------------------------
  30,700     Union Pacific Corp.           $  1,788
   8,000     USAir Group*                       186
                                           --------
                                             10,494
 WHOLESALE--0.7%
   4,800     Fleming Cos., Inc.                  79
  15,250     Genuine Parts Co.                  686
   6,400     Grainger (W.W.), Inc.              509
  36,200     Nike, Inc.                       2,059
   3,600     Potlatch Corp.                     159
   7,100     Reebok International, Ltd.*        270
   6,300     Sigma-Aldrich, Corp.               394
   8,500     Supervalu Stores, Inc.             252
  22,900     Sysco Corp.                        781
                                           --------
                                              5,189
---------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $530,260)                          $724,714
---------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--0.3%
             U.S. Treasury Bills #
 $180        5.095% Due 12/26/96           $    177
  100        4.906% Due 01/09/97                 99
  820        4.940% Due 01/09/97                809
  400        4.990% Due 01/09/97                395
  390        5.220% Due 01/09/97                383
---------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $1,863)                            $  1,863
---------------------------------------------------

 Principal
 Amount      Description                            Value
---------------------------------------------------------
 SHORT-TERM INVESTMENT--1.3%
             Berliner Handels und Frankfurter,
             Grand Cayman
 $9,787      5.688% Due 12/02/96                 $  9,787
---------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $9,787)                                  $  9,787
---------------------------------------------------------
 TOTAL INVESTMENTS--99.8%
  (Cost $541,910)                                $736,364
---------------------------------------------------------
 Other assets, less liabilities--0.2%               1,374
---------------------------------------------------------
 NET ASSETS--100.0%                              $737,738
---------------------------------------------------------
---------------------------------------------------------

OPEN FUTURES CONTRACTS:

            NUMBER OF       CONTRACT       CONTRACT        CONTRACT        UNREALIZED
 TYPE       CONTRACTS        AMOUNT        POSITION       EXPIRATION          GAIN
-------------------------------------------------------------------------------------
S&P 500        30            $9,997          Long          12/20/96          $1,377
-------------------------------------------------------------------------------------

*Non-income producing security.

#Securities pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares      Description                            VALUE
----------------------------------------------------------
                 FOCUSED GROWTH PORTFOLIO
 COMMON STOCKS--98.3%
 BANKING--5.2%
 125,800     First USA, Inc.                       $ 4,136
  26,500     State Street Bank Boston Corp.          1,792
                                                   -------
                                                     5,928
 CHEMICALS AND ALLIED PRODUCTS--10.4%
  34,400     American Home Products Corp.            2,210
  25,000     Lilly (Eli) & Co.                       1,913
  44,900     Merck & Co., Inc.                       3,727
  81,400     Praxair, Inc.                           3,958
                                                   -------
                                                    11,808
 COMMUNICATIONS--3.0%
  43,999     Lucent Technologies, Inc.               2,255
  15,400     Reuters Holding PLC ADR                 1,118
                                                   -------
                                                     3,373
 COMPUTERS AND OFFICE MACHINES--3.6%
  30,200     Cisco Systems, Inc.*                    2,050
  37,000     Parametric Technology Corp.*            2,012
                                                   -------
                                                     4,062
 CREDIT INSTITUTIONS--4.0%
  41,300     Associates First Capital Corp.          1,998
  62,500     Green Tree Financial Corp.              2,617
                                                   -------
                                                     4,615
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
  18.7%
  63,700     General Electric Co.                    6,625
  20,500     Intel Corp.                             2,601
  43,000     Linear Technology Corp.                 2,026
  64,900     Motorola, Inc.                          3,594
 110,000     Solectron Corp.*                        6,435
                                                   -------
                                                    21,281
 FOOD AND BEVERAGES--5.4%
  43,000     Philip Morris Cos., Inc.                4,434
  50,100     Starbucks Corp.*                        1,735
                                                   -------
                                                     6,169
 GLASS, CLAY AND STONE PRODUCTS--0.8%
 33,000      Newell Co.                              1,023
 HEALTH SERVICES--4.2%
 89,350      Health Management Associates, Inc.,
              Class A*                               1,977
 53,600      Johnson & Johnson Co.                   2,847
                                                   -------
                                                     4,824

 Shares      Description                                VALUE
-------------------------------------------------------------------
 INDUSTRIAL INSTRUMENTS--4.0%
  45,400     Hewlett-Packard Co.                       $  2,446
  41,800     Raytheon Co.                                 2,137
                                                       --------
                                                          4,583
 INSURANCE SERVICES--4.1%
  16,500     American International Group, Inc.           1,897
  28,000     MBIA, Inc.                                   2,831
                                                       --------
                                                          4,728
 MEDICAL PRODUCTS AND EQUIPMENT--2.1%
  36,000     Medtronic, Inc.                              2,380
 MORTGAGE AGENCIES--2.0%
  55,000     Federal National Mortgage Association        2,269
 PROFESSIONAL SERVICES--13.4%
  20,600     Cintas Corp.                                 1,251
  34,100     Computer Associates International, Inc.      2,242
  25,700     Computer Sciences Corp.*                     2,021
 135,150     CUC International, Inc.*                     3,565
  88,002     First Data Corp.                             3,509
 127,000     Olsten Corp.                                 1,730
  15,500     Sun Microsystems, Inc.*                        903
                                                       --------
                                                         15,221
 RECREATION AND LEISURE SERVICES--10.3%
  35,000     Callaway Golf Co.                            1,063
 120,500     Carnival Corp., Class A                      3,811
 104,100     Circus Circus Enterprises, Inc.*             3,800
  41,600     Disney (Walt) Co.                            3,068
                                                       --------
                                                         11,742
 RETAIL--7.1%
  65,000     Kohls Corp.*                                 2,592
  18,300     Home Depot, Inc.                               954
  66,200     PETsMART, Inc.*                              1,688
  45,000     Staples, Inc.*                                 889
  35,300     Tommy Hilfiger Corp.*                        1,906
                                                       --------
                                                          8,029
-------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $92,269)                                           $112,035
-------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
 Amount      Description                          VALUE
-------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.8%
             Berliner Handels und Frankfurter,
             Grand Cayman
 $2,008      5.688% Due 12/02/96                 $  2,008
-------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $2,008)                                  $  2,008
-------------------------------------------------------------
 TOTAL INVESTMENTS--100.1%
  (Cost $94,277)                                 $114,043
-------------------------------------------------------------
 Liabilities, less other assets--(0.1)%             (144)
-------------------------------------------------------------
 NET ASSETS--100.0%                              $113,899
-------------------------------------------------------------
-------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares     Description                                              Value
--------------------------------------------------------------------------
                         INTERNATIONAL GROWTH PORTFOLIO
 COMMON STOCKS--89.0%
 AUSTRALIA--2.8%
    90,000  Broken Hill Proprietary Co.                           $  1,321
   270,000  News Corp. Ltd.                                          1,438
   165,000  WMC Ltd.                                                 1,048
                                                                  --------
                                                                     3,807
 CZECH REPUBLIC--0.6%
    90,000  Czechoslovakia & Slovak Investment Corp.*                  756
    12,000  Czechoslovakia & Slovak Investment Corp. Warrants *         12
                                                                  --------
                                                                       768
 FINLAND--0.7%
    16,000  Nokia Corp. ADR                                            898
 FRANCE--7.3%
    11,000  Cie Generale des Eaux                                    1,356
    17,000  Elf Aquitaine S.A.                                       1,485
    25,000  Havas S.A.                                               1,771
    55,000  Lagardere S.C.A.                                         1,664
    12,000  Lyonnaise Des Eaux S.A.                                  1,142
    15,000  PSA Peugeot                                              1,844
    27,000  Rhone-Poulenc, Class A                                     875
                                                                  --------
                                                                    10,137
 GERMANY--6.0%
     1,800  Bayerische Motoren Werke A.G.                            1,168
    45,000  Commerzbank A.G.                                         1,107
    25,000  Hoechst A.G.                                             1,095
     3,000  Mannesmann A.G.                                          1,252
    33,000  VEBA A.G.                                                1,931
     4,500  Volkswagen A.G.                                          1,805
                                                                  --------
                                                                     8,358
 HONG KONG--3.3%
   125,000  Citic Pacific Ltd.                                         652
    80,000  Guoco Group Ltd.                                           437
   600,000  Hong Kong Telecommunications Ltd.                        1,040
   140,000  Hutchison Whampoa Ltd.                                   1,082
   135,000  Swire Pacific Ltd.                                       1,279
                                                                  --------
                                                                     4,490
 ITALY--2.9%
 1,000,000  Credito Italiano                                         1,096
   225,000  Ente Nazionale Idrocarburi S.p.A.                        1,185
   675,000  Pirelli S.p.A.                                           1,234
   125,000  Stet Societa' Finanziaria Telefonica S.p.A.                531
                                                                  --------
                                                                     4,046

 Shares     Description                                   Value
---------------------------------------------------------------
 JAPAN--27.2%
   110,000  Asahi Bank Ltd.                            $  1,073
     5,000  Bellsystem 24, Inc.                             620
    45,000  CMK Corp.                                       637
    40,000  CSK Corp.                                     1,128
    60,000  Eisai Co. Ltd.                                1,181
    18,000  FamilyMart                                      712
    14,000  Forval Corp.                                    578
   280,000  Hitachi Zosen Corp.                           1,297
    30,000  Honda Motor Co., Ltd.                           886
    65,000  Industrial Bank of Japan                      1,285
   300,000  Ishikawajima-Harima Heavy Industries Co.      1,397
   300,000  Isuzu Motors Ltd.                             1,500
    63,000  Japan Radio Co.                                 769
    50,000  Laox                                            769
   150,000  Long-Term Credit Bank of Japan                  949
    14,000  Mars Engineering Corp.                          535
   280,000  Marubeni Corp.                                1,267
    22,000  Matsumotokiyoshi                                746
    55,000  Matsushita Electric Industrial Co. Ltd.         952
    30,000  Matsushita-Kotobuki Electron                    770
   120,000  Minebea Co. Ltd.                              1,025
   110,000  Mitsubishi Estate Co. Ltd.                    1,392
    13,000  Nichii Gakkan Co.                               617
    50,000  Nikko Securities Co. Ltd.                       466
    23,000  Nintendo Corp. Ltd                            1,628
       165  Nippon Telegraph & Telephone Corp.            1,177
   575,000  NKK Corp.*                                    1,415
    25,000  Nomura Securities Co. Ltd.                      422
   200,000  NSK Ltd.                                      1,278
    24,000  Orix Corp.                                      915
   120,000  Ricoh Co. Ltd.                                1,286
    30,000  Sagami Chain Co. Ltd.                           535
    20,000  Sony Corp.                                    1,281
    80,000  Sumitomo Electric Industries                  1,125
    60,000  Takeda Chemical Industries                    1,176
   230,000  Teijin Ltd.                                   1,097
    50,000  Tokyo Style                                     738
    35,000  Toyota Motor Corp.                              957
                                                       --------
                                                         37,581
 MALAYSIA--2.4%
   120,000  AMMB Holdings Berhad                            954
   200,500  Genting Berhad                                1,428
   100,000  Malayan Banking Berhad                          989
                                                       --------
                                                          3,371

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares     Description                                            Value
------------------------------------------------------------------------
 NETHERLANDS--4.5%
    23,000  ABN AMRO Holding N.V.                               $  1,490
    17,000  Akzo Nobel                                             2,256
    35,000  ING Groep N.V.                                         1,226
    20,000  Koninklijke Ahold N.V.                                 1,251
                                                                --------
                                                                   6,223
 NORWAY--0.8%
    70,000  Saga Petroleum A.S.A.                                  1,135
 SINGAPORE--1.4%
    67,000  Development Bank of Singapore Ltd.                       865
   140,000  Keppel Corp. Ltd.                                      1,088
                                                                --------
                                                                   1,953
 SOUTH AFRICA--0.5%
    28,000  South African Breweries Ltd.                             706
 SOUTH KOREA--0.5%
    80,000  Cho Hung Bank Co. Ltd. General Depository Receipt        652
       368  Daewoo Corp.                                               3
                                                                --------
                                                                     655
 SPAIN--3.4%
    23,000  Banco Santander S.A.                                   1,247
    30,000  Empresa Nacional de Electricidad S.A.                  2,027
    40,000  Repsol S.A. ADR                                        1,465
                                                                --------
                                                                   4,739
 SWEDEN--1.0%
    30,000  Astra AB                                               1,439
 SWITZERLAND--4.9%
     1,200  Ciba-Geigy A.G.                                        1,486
    19,000  CS Holding A.G.                                        2,024
     9,000  SMH A.G.                                               1,306
     7,000  Zurich Versicherungsgesellschaft                       1,989
                                                                --------
                                                                   6,805
 TAIWAN--0.8%
   433,500  Far Eastern Department Stores Ltd.                       577
   625,000  Pacific Construction*                                    527
                                                                --------
                                                                   1,104
 UNITED KINGDOM--18.0%
   115,000  Barclays PLC                                           1,978
   200,000  Cable & Wireless PLC                                   1,600
   135,000  Commercial Union PLC                                   1,497
   350,000  General Electric Co. PLC                               2,191
    30,000  Glaxo Wellcome PLC ADR                                   986
   120,000  Imperial Chemical Industries PLC                       1,556

 Shares/
 Principal
 Amount        Description                            Value
------------------------------------------------------------
   175,000     Kingfisher PLC                      $  1,908
   175,000     Marks & Spencer PLC                    1,492
   600,000     National Grid Group PLC                1,976
   175,000     National Westminster Bank PLC          2,024
   125,000     Pearson PLC                            1,544
   200,000     Rank Group PLC                         1,462
    70,000     RTZ Corp. PLC                          1,177
   425,000     Tomkins PLC                            1,775
    38,000     Vodafone Group PLC ADR                 1,644
                                                   --------
                                                     24,810
------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $118,511)                                  $123,025
------------------------------------------------------------
 PREFERRED STOCK--1.0%
 GERMANY--1.0%
    29,000     Henkel KGaA-Vorzug                  $  1,445
------------------------------------------------------------
 TOTAL PREFERRED STOCK
  (Cost $1,223)                                    $  1,445
------------------------------------------------------------
 OTHER--4.2%
 JAPAN--4.2%
 2,200,000     Nikkei 300 Stock Index Fund*        $  5,761
------------------------------------------------------------
 TOTAL OTHER
  (Cost $6,274)                                    $  5,761
------------------------------------------------------------
 SHORT-TERM INVESTMENT--6.7%
               Berliner Handels und Frankfurter,
               Grand Cayman
 $   9,249     5.688% Due 12/02/96                 $  9,249
------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $9,249)                                    $  9,249
------------------------------------------------------------
 TOTAL INVESTMENTS--100.9%
  (Cost $135,257)                                  $139,480
------------------------------------------------------------
 Liabilities, less other assets--(0.9)%              (1,204)
------------------------------------------------------------
 NET ASSETS--100.0%                                $138,276
------------------------------------------------------------
------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

                 INTERNATIONAL GROWTH PORTFOLIO--CONTINUED

At November 30, 1996 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

INDUSTRY/SECTOR
--------------------------
Auto                  5.1%
Basic Industry       19.5
Capital Goods         8.1
Consumer Goods       14.1
Financial Services   19.5
Medical               5.3
Real Estate           1.5
Retail                6.1
Steel                 1.0
Technology            5.0
Other                14.8
--------------------------
TOTAL               100.0%
--------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                          Value
--------------------------------------------------
     SMALL COMPANY INDEX PORTFOLIO
 COMMON STOCKS--93.5%
 AGRICULTURE--0.5%
  2,600 Barefoot, Inc.                    $     33
  2,700 DeKalb Genetics Corp.                  101
  2,999 Delta & Pine Land Co.                   96
  5,300 Dimon, Inc.                            110
  8,100 Longview Fibre Co.                     148
  2,400 Northland Cranberries, Inc.             53
  1,500 Tejon Ranch Co.                         24
                                          --------
                                               565
 APPAREL--0.5%
  1,600 Donnkenny, Inc.*                         6
    800 Fossil, Inc.*                           10
  1,500 Gadzooks, Inc.*                         43
  4,200 Genesco, Inc.*                          43
  4,300 Hartmarx Corp.*                         23
  3,250 Kellwood Co.                            58
  1,100 Kenneth Cole Productions, Inc.*         17
  1,100 Marisa Christina, Inc.*                  8
  5,600 Nautica Enterprises, Inc.*             179
  1,900 Oshkosh B' Gosh, Inc.                   28
  2,300 St. John Knits, Inc.                    99
  1,900 Starter Corp.*                          12
  1,650 Unitog Co.                              45
  1,500 Vans, Inc.*                             23
                                          --------
                                               594
 BANKING--7.9%
  2,000 Aames Financial Corp.                   86
  1,880 Albank Financial Corp.                  62
  1,900 Amcore Financial, Inc.                  42
  1,900 American Federal Bank                   36
  1,000 Anchor Bancorp, Inc.                    35
  3,075 Associated Banc-Corp.                  135
  2,900 BancorpSouth, Inc.                      76
  1,302 Bank of Granite Corp.                   42
  1,200 BankAtlantic Bancorp, Inc.              15
  2,264 Bankers Corp.                           44
  1,200 Banknorth Group, Inc.                   46
  1,100 Bay View Capital Corp.                  45
    990 Brenton Banks, Inc.                     25
  7,180 Cal Fed Bancorp*                       174
  1,400 CBT Corp.                               33

 Shares Description                                         Value
-----------------------------------------------------------------
  2,300 CCB Financial Corp.                              $    153
  3,600 Centura Banks, Inc.                                   164
  1,787 Chittenden Corp.                                       45
    900 CitFed Bancorp, Inc.                                   42
  2,100 Citizens Bancorp                                      121
  1,700 Citizens Banking Corp.                                 53
  5,900 City National Corp.                                   122
  2,978 CNB Bancshares, Inc.                                  107
  2,900 Coast Savings Financial, Inc.*                        103
  1,400 Cole Taylor Financial Group, Inc.                      40
  3,100 Collective Bancorp, Inc.                              110
  1,700 Colonial BancGroup, Inc.                               68
  1,768 Commerce Bancorp, Inc.                                 51
  2,300 Commercial Federal Corp.                              111
  2,654 Commonwealth Bancorp                                   38
  1,800 Community First Bankshares, Inc.                       49
    800 CPB, Inc.                                              24
  3,880 Cullen/Frost Bankers, Inc.                            138
  1,685 Downey Financial Corp.                                 48
  1,080 F & M Bancorp                                          33
  3,055 F & M National Corp.                                   60
  1,607 Fidelity National Corp.                                27
  1,370 Financial Trust Corp.*                                 39
  1,700 First Citizens Bancshares, Inc.                       136
  1,900 First Commercial Bancshares, Inc.                      47
  3,437 First Commercial Corp.                                125
  3,500 First Commonwealth Financial Corp.                     64
  1,700 First Federal Financial Corp.*                         41
  2,700 First Federal Savings Bank of Colorado                 48
  2,152 First Financial Bancorp                                66
    925 First Financial Bancshares, Inc.                       33
  4,700 First Financial Corp.                                 140
  3,700 First Hawaiian, Inc.                                  120
  1,039 First Indiana Corp.                                    26
  4,054 First Michigan Bank Corp.                             116
  1,900 First Midwest Bancorp, Inc.                            68
  1,900 First Savings Bank of Washington Bancorp, Inc.         35
  1,050 First United Bancshares, Inc.                          29
  1,388 First Western Bancorp, Inc.                            37
  1,800 Firstbank of Illinois Co.                              61
  2,025 FirstBank Puerto Rico                                  51
  4,800 Firstmerit Corp.                                      167
  1,559 FNB Corp.                                              36

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                    Value
------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
BANKING--CONTINUED
  1,750 Fort Wayne National Corp.                   $     66
  5,159 Fulton Financial Corp.                           107
  6,876 Glendale Federal Bank FSB*                       144
  2,300 Great Financial Corp.                             69
  1,400 Hancock Holding Co.                               59
  1,113 Harleysville National Corp.                       28
    500 Harris Savings Bank                                9
    900 Heritage Financial Services, Inc.                 19
  3,897 Home Financial Corp.                              67
  1,000 Homeland Bankshares Corp.                         41
  2,529 Hubco, Inc.                                       62
  2,556 Imperial Bancorp*                                 58
  3,464 Imperial Credit Industries, Inc.*                 74
     69 Investors Financial Services Corp.,
         Class A*                                          2
    500 Irwin Financial Corp.                             24
  2,300 Jefferson Bancshares, Inc.                        67
  5,849 Keystone Financial, Inc.                         158
  2,100 Klamath First Bancorp                             31
    900 Liberty Bancorp, Inc.                             37
  3,900 Long Island Bancorp, Inc.                        125
  2,200 Magna Bancorp, Inc.                               38
  4,400 Magna Group, Inc.                                134
  2,250 Mark Twain Bancshares, Inc.                      112
  3,259 Mid-Am, Inc.                                      58
  2,600 ML Bancorp, Inc.                                  38
    600 National Bancorp of Alaska, Inc.                  42
  1,638 National City Bancshares, Inc.                    48
  3,950 National Commerce Bancorp                        144
  1,126 National Penn Bancshares, Inc.                    29
  1,651 New York Bancorp, Inc.                            56
  3,900 North Fork Bancorp, Inc.                         133
    729 North Side Savings Bank                           38
  3,900 Old National Bancorp                             143
  1,000 Omega Financial Corp.                             34
  2,195 ONBANCorp, Inc.                                   85
  3,225 One Valley Bancorp of West Virginia, Inc.        121
    600 Park National Corp.                               30
  2,000 Peoples Bank of Bridgeport, CT                    56
  4,000 Peoples Heritage Financial Group, Inc.           112
  1,300 Pikeville National Corp.                          28
  1,100 Pinnacle Banc Group, Inc.                         11

 Shares Description                                    Value
------------------------------------------------------------
  1,900 Provident Bancorp, Inc.                     $     99
  1,328 Provident Bankshares Corp.                        51
  1,200 Queen City Bancorp                                56
  1,900 RCSB Financial, Inc.                              57
  2,792 Republic Bancorp, Inc.                            33
  1,797 Resource Bancshares Mortgage Group, Inc.*         27
  3,100 Riggs National Corp.*                             54
  5,414 Roosevelt Financial Group, Inc.                  104
  1,800 S & T Bancorp, Inc.                               54
  1,500 Security Capital Corp.                           107
  1,600 Silicon Valley Bancshares*                        48
  7,640 Sovereign Bancorp, Inc.                          100
  2,971 St. Paul Bancorp, Inc.                            84
  2,900 Standard Financial, Inc.*                         57
    700 Student Loan Corp.                                27
    700 Sumitomo Bank of California                       17
  2,075 Susquehanna Bancshares, Inc.                      74
  1,500 T.R. Financial Corp.*                             44
  3,100 Trust Co. of Jersey City                          46
  3,183 Trustco Bank Corp.                                68
  4,300 Trustmark Corp.                                  110
  2,698 UMB Financial Corp.                              106
  2,100 United Bankshares, Inc.                           67
  3,800 United Carolina Bancshares Corp.                 152
    900 USBancorp, Inc.                                   37
  2,800 UST Corp.                                         52
  6,700 Washington Federal, Inc.                         178
  1,300 Wesbanco, Inc.                                    39
  1,500 Westamerica Bancorp                               87
  1,718 Westcorp, Inc.                                    41
  2,375 Whitney Holding Corp.                             84
                                                    --------
                                                       8,985
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
  1,300 Addington Resources, Inc.*                        39
  1,200 Ashland Coal, Inc.                                31
  1,200 Nacco Industries, Inc.                            57
                                                    --------
                                                         127
 BROKERAGE AND FINANCIAL SERVICES--1.6%
  2,200 Alex Brown, Inc.                                 132
  2,200 Allied Capital Commercial Corp.                   49
    400 American Financial Enterprises, Inc.              11
  2,300 Amresco, Inc.                                     49
  2,900 Bankers Life Holding Corp.                        71

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                   Value
-----------------------------------------------------------
    867 BOK Financial Corp.*                       $     23
    700 CapMAC Holdings, Inc.                            23
  1,600 Carolina First Corp.                             31
    800 Cityscape Financial Corp.*                       21
  1,700 CMAC Investment Corp.                           130
  3,800 Crawford & Co., Class B                          78
  4,800 Crimmi Mae, Inc.                                 59
  1,000 Cybercash, Inc.*                                 25
  1,700 Financial Federal Corp.*                         26
  4,000 Insignia Financial Group, Inc., Class A*         91
  1,900 Inter-Regional Financial Group, Inc.             67
    600 Investment Technology Group, Inc.*               11
  1,700 Jefferies Group, Inc.                            61
  2,100 Legg Mason, Inc.                                 82
  1,540 McDonald & Co. Investments, Inc.                 47
  2,625 Morgan Keegan, Inc.                              46
  5,100 Olympic Financial Ltd.                           71
  3,600 Penncorp Financial Group, Inc.                  124
  7,550 Phoenix Duff & Phelps Corp.                      53
  3,300 Pioneer Group, Inc.                              80
  1,900 Piper Jaffray Cos., Inc.                         28
  1,857 Quick & Reilly Group, Inc.                       53
    600 RAC Financial Group, Inc.*                       32
  2,400 Raymond James Financial, Inc.                    68
  2,100 SEI Corp.                                        47
  1,500 U.S. Trust Corp.                                111
    300 Value Line, Inc.                                 12
    770 WFS Financial, Inc.*                             18
    500 Winthrop Resource Corp.*                         14
                                                   --------
                                                      1,844
 CHEMICALS AND ALLIED PRODUCTS--3.6%
  2,600 Advanced Polymer Systems, Inc.*                  20
  4,300 Alliance Pharmaceutical Corp.*                   54
  2,300 Alpharma, Inc., Class A*                         29
  3,100 Amylin Pharmaceuticals, Inc.*                    37
  1,000 Aphton Corp.*                                    18
  6,000 Arcadian Corp.                                  152
  1,100 Bush Boake Allen, Inc.*                          28
  6,300 Calgon Carbon Corp.                              73
  2,100 Capstone Pharmacy Services, Inc.*                23
  3,900 Carter-Wallace, Inc.                             61
  2,500 Cellpro, Inc.*                                   32
  3,700 Cephalone, Inc.*                                 64

 Shares Description                           Value
---------------------------------------------------
  1,500 Chemed Corp.                       $     56
  2,800 Church & Dwight, Inc.                    63
  1,500 Collagen Corp.                           30
  1,274 Copley Pharmaceutical, Inc.*             17
 10,839 Crompton & Knowles Corp.                199
  2,800 Cygnus, Inc.*                            35
  3,800 Dexter Corp.                            124
  1,700 Diagnostic Products Corp.                45
  5,000 Dura Pharmaceuticals, Inc.*             185
  2,200 Epitope, Inc.*                           27
  1,500 Ergo Science Corp.*                      18
  3,200 First Mississippi Corp.                  92
  2,200 Fuller (H.B.) Co.                       104
  2,100 GelTex Pharmaceuticals, Inc.*            38
  5,100 Genelabs Technologies, Inc.*             20
  3,600 Geon Co.                                 68
  2,100 Herbalife International, Inc.            54
  4,100 Hybridon, Inc.                           33
  5,101 ICN Pharmaceuticals, Inc.                99
  5,200 ICOS Corp.*                              40
  3,200 Immulogic Pharmaceutical Corp.*          27
  3,900 Isis Pharmaceuticals, Inc.*              64
  2,500 Jones Medical Industries, Inc.          100
  1,400 Kronos, Inc.*                            40
    500 Landec Corp.*                             4
  4,800 Lawter International, Inc.               58
  1,200 Learonal, Inc.                           28
  1,771 Life Technologies, Inc.                  39
  2,975 Lilly Industrial, Inc.                   55
    900 MacDermid, Inc.                          31
  2,900 Matrix Pharmaceutical, Inc.*             25
  1,100 McWhorter Technologies, Inc.*            22
  2,100 Medimmune, Inc.*                         32
  3,500 Mineral Technologies, Inc.              137
  3,300 Mississippi Chemical Corp.               84
  2,700 NBTY, Inc.*                              44
    600 NCH Corp.                                34
  4,200 NL Industries, Inc.*                     40
  2,600 Noven Pharmaceuticals, Inc.*             35
  2,000 OM Group, Inc.                           83
  1,000 PDT, Inc.*                               31
  1,000 Petrolite Corp.                          44
  1,800 Pharmacopeia, Inc.*                      33
  3,000 Regeneron Pharmaceuticals, Inc.*         57

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                    Value
------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 CHEMICALS AND ALLIED PRODUCTS--CONTINUED
  3,300 Rexene Corp.*                               $     44
  2,000 Roberts Pharmaceutical Corp.*                     22
  3,400 Ross Cosmetics Distribution Centers, Inc.         11
  5,800 Schulman (A.), Inc.                              138
  3,000 Scotts Co.*                                       54
  4,200 Sepracor, Inc.*                                   70
  4,500 Sequus Pharmaceuticals, Inc.*                     65
  3,100 Somatogen, Inc.*                                  35
  1,600 Stepan Co.                                        30
    700 Systemix, Inc.*                                   10
  1,500 Techne Corp.*                                     36
  1,935 Tetra Tech, Inc.*                                 36
  2,200 Tetra Technologies, Inc.*                         56
  1,000 USA Detergents, Inc.*                             38
  1,800 Valhi, Inc.                                       11
  2,400 Valspar Corp.                                    138
  2,800 Vertex Pharmaceuticals, Inc.*                     90
  1,065 WD-40 Co.                                         55
  4,700 Wellman, Inc.                                     76
                                                    --------
                                                       4,100
 COMMUNICATIONS--3.4%
  1,800 ACC Corp.*                                        54
  3,400 Ackerley Communications, Inc.                     44
  2,700 Adelphia Communications Corp.*                    18
  5,800 Aliant Communications, Inc.                       93
  2,700 American Mobile Satellite Corp.*                  34
    600 American Paging, Inc.*                             3
  2,300 American Radio Systems, Inc.*                     63
  1,700 American Telecasting, Inc.*                       13
    900 Ancor Communications, Inc.*                       14
  2,800 ANTEC Corp.*                                      27
  2,100 Applied Digital Access, Inc.*                     15
  1,600 Applied Innovation, Inc.*                         11
  1,700 Argyle Television, Inc.*                          44
  2,800 ATC Communications Group, Inc.*                   43
    900 Atlantic Tele-Network, Inc.*                      17
  1,200 BET Holdings, Inc.*                               33
  2,600 Black Box Corp.*                                 107
  2,321 Block Drug Co., Inc.                             104
  1,300 Brightpoint, Inc.*                                47
  1,500 Brite Voice Systems, Inc.*                        22
  1,900 Broadband Technologies, Inc.*                     37

 Shares Description                                        Value
----------------------------------------------------------------
  2,200 C-TEC Corp.*                                    $     54
  2,450 Cable Design Technologies Corp.*                      72
  5,470 CAI Wireless Systems, Inc.*                           14
  1,600 Cellstar Corp.*                                       19
  1,800 Cellular Communications International, Inc.*          47
  2,980 Cellular Technical Services, Inc.*                    49
    900 Cellularvision USA, Inc.*                              6
  5,500 Century Communications Corp., Class A*                36
  2,100 CFW Communications Co.                                47
  2,000 CIDCO, Inc.*                                          39
  2,200 Commnet Cellular, Inc.*                               62
  1,000 Data Transmission Network Corp.*                      22
    800 Davox Corp.*                                          30
  1,100 Desktop Data, Inc.*                                   25
  1,000 Digital Systems International, Inc.*                  15
  3,400 DSP Communications, Inc.*                            132
  1,300 EIS International, Inc.*                              11
  1,200 Emmis Broadcasting Corp., Class A*                    41
  3,350 Evergreen Media Corp., Class A*                       83
  2,500 Executive Telecard Ltd.*                              18
  8,000 Executone Information Systems, Inc.*                  20
  1,100 EZ Communications, Inc., Class A*                     38
  1,700 FastComm Communications Corp.*                        14
  4,100 General Communications, Inc.*                         29
  1,700 Harmonic Lightwaves, Inc.*                            34
  2,100 Heartland Wireless Communications, Inc.*              25
    400 Heftel Broadcasting Corp., Class A*                   13
  5,100 Heritage Media Corp.*                                 71
  3,400 HighwayMaster Communications, Inc.*                   71
    900 Intercel, Inc.*                                       14
  2,000 Intermedia Communications, Inc.*                      59
  4,733 International Cabletel, Inc.*                        118
    600 IPC Information Systems, Inc.*                        10
  1,100 Jacor Communications, Inc.*                           26
  3,278 Jones Intercable, Inc., Class A*                      36
  2,100 Level One Communications, Inc.*                       72
  2,000 Lin Television Corp*                                  80
  1,200 Mastec, Inc.*                                         57
  1,900 Media General, Inc.                                   60
  3,903 Metrocall, Inc.*                                      21
  5,057 Metromedia International Group, Inc.*                 61
  2,700 MIDCOM Communications, Inc.*                          31
  8,500 Mobile Telecommunications Technologies Corp.*         99

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value
------------------------------------------------------
  7,400 MobileMedia Corp.*                     $     9
  1,000 Ortel Corp.*                                22
  2,500 P-COM, Inc.*                                79
  1,100 Palmer Wireless, Inc.*                      16
    200 Paxson Communications Corp.*                 1
  1,800 People's Choice TV Corp.*                   11
  1,600 Periphonics Corp.*                          32
  1,500 Plantronics, Inc.*                          61
  1,500 ProNet, Inc.*                                7
  1,850 Renaissance Communications Corp.*           66
  1,200 SAGA Communications, Inc.*                  24
  1,000 SFX Broadcasting, Inc., Class A*            31
  1,600 Silver King Communications, Inc.*           40
  2,500 TCA Cable TV, Inc.                          73
  1,300 Tel-Save Holdings, Inc.*                    28
  1,800 Telco Systems, Inc.*                        32
  1,000 Teltrend, Inc.*                             28
  1,250 Transaction Network Services, Inc.*         16
  2,000 Trescom International, Inc.*                21
  2,900 True North Communications, Inc.             65
  2,500 U.S. Long Distance Corp.*                   22
  5,100 United International Holdings, Inc.,
         Class A*                                   69
    600 United Television, Inc.                     55
  1,800 United Video Satellite Group, Inc.*         27
  4,500 Valuevision International, Inc.*            25
  4,600 Vanguard Cellular Systems, Inc.*            78
  2,100 VideoLan Technologies, Inc.*                 4
  4,600 Westwood One, Inc.*                         76
  4,000 WinStar Communications, Inc.*               83
  2,000 Wireless One Corp.*                         19
  1,500 Young Broadcasting Corp.*                   46
                                               -------
                                                 3,890
 COMPUTERS AND OFFICE MACHINES--3.7%
  1,300 ACT Networks, Inc.*                         36
  2,800 Actel Corp.*                                62
  3,900 Alliance Semiconductor Corp.*               31
  1,400 Applix, Inc.*                               28
  4,700 AST Research, Inc.*                         21
  3,800 Auspex Systems, Inc.*                       45
  3,300 Avid Technology, Inc.*                      42
  3,166 BancTec, Inc.*                              63
    900 Boca Research, Inc.*                        11
  5,400 Borland International, Inc.*                44

 Shares Description                                  Value
----------------------------------------------------------
  1,400 Brooktrout Technology, Inc.*              $     45
  1,700 BT Office Products International, Inc.*         16
  2,300 Caere Corp.*                                    20
  1,796 Cambrex Corp.                                   57
  1,800 Centennial Technologies, Inc.*                  64
  3,200 Chips & Technologies, Inc.*                     67
  2,100 Chronimed, Inc.*                                30
  4,000 Computer Network Technology Corp.*              24
  3,300 Comverse Technology, Inc.*                     112
  2,200 Control Data Systems, Inc.*                     44
  6,900 Copytele, Inc.*                                 41
  5,500 Data General Corp.*                             80
    900 Day Runner, Inc.*                               22
  1,300 Dialogic Corp.*                                 40
  4,900 Diamond Multimedia Systems, Inc.*               63
  2,000 Digi International, Inc.*                       26
  2,900 Dynatech Corp.*                                136
  1,100 Encad, Inc.*                                    41
  2,000 EPIC Design Technology, Inc.*                   50
  1,600 Evans & Sutherland Computer Corp.*              41
  3,400 Exabyte Corp.*                                  49
  1,500 Excalibur Technologies Corp.*                   24
  2,300 Filenet Corp.*                                  83
  4,900 FTP Software, Inc.*                             39
  1,100 General Binding Corp.                           30
  1,500 HMT Technology Corp.*                           26
  2,900 Hyperion Software Corp.*                        63
  4,300 Information Resources, Inc.*                    49
  5,300 Intelligent Electronics, Inc.                   40
  6,300 Intergraph Corp.*                               57
  1,800 Interpool, Inc.*                                43
  1,600 Itron, Inc.*                                    31
  1,884 Logicon, Inc.                                   77
  2,700 Mercury Interactive Corp.*                      27
  2,700 Microcom, Inc.*                                 31
  1,400 Micros Systems, Inc.*                           41
  1,400 MicroTouch Systems, Inc.*                       35
  3,900 Miller (Herman), Inc.                          183
  3,000 Mylex Corp.*                                    37
  2,200 National Computer Systems, Inc.                 52
  5,300 Netmanage, Inc.*                                44
  3,700 Nu-Kote Holding, Inc.*                          39
  1,500 Optical Data Systems, Inc.*                     20
  5,400 PHH Corp.                                      242

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                            Value
----------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 COMPUTERS AND OFFICE MACHINES--CONTINUED
  2,400 Phoenix Technologies Ltd.*          $     41
  1,400 Planar Systems, Inc.*                     14
  7,998 Platinum Technology, Inc.*                96
  1,500 Proxim, Inc.*                             28
    800 Radisys, Inc.*                            37
  7,400 S3, Inc.*                                126
  2,700 Sandisk Corp.*                            37
  3,400 Santa Cruz Operation, Inc.*               22
  4,700 Sequent Computer Systems, Inc.*           79
  3,300 Silicon Storage Technology, Inc.*         27
  2,200 SMART Modular Technologies, Inc.*         50
  2,300 Standard Microsystems Corp.*              25
    500 Storage Computer Corp.*                    6
  3,000 StorMedia, Inc.*                          38
  3,800 Stratus Computer, Inc.*                   98
  2,000 SubMicron Systems, Inc.*                   9
  2,050 Sylvan Learning Systems, Inc.*            54
  2,700 Synetic, Inc.*                           125
  1,200 3D Systems Corp.*                         12
  5,400 Tech Data Corp.*                         162
  2,100 Trident Microsystems, Inc.*               45
  2,400 Tseng Laboratories, Inc.*                 16
  1,200 USDATA Corp., Inc*                         8
  1,300 Wall Data, Inc.*                          19
  5,400 Wang Labs, Inc.*                         114
  2,300 Wonderware Corp.*                         22
    500 Xpedite Systems, Inc.*                     9
  2,800 Zebra Technologies Corp.*                 72
                                            --------
                                               4,155
 CREDIT INSTITUTIONS--0.4%
  2,200 Astoria Financial Corp.                   83
  3,200 Credit Acceptance Corp.*                  83
    902 First Financial Corp.                     31
  1,700 Jayhawk Acceptance Corp.*                 21
  1,500 JSB Financial, Inc.                       54
  2,200 National Auto Credit, Inc.*               23
  2,400 North American Mortgage Co.               55
  2,600 Ryland Group, Inc.                        36
  3,600 World Acceptance Corp.*                   23
                                            --------
                                                 409

 Shares Description                                Value
--------------------------------------------------------
 ELECTRICAL SERVICES--2.6%
    600 Advanced Lighting Technologies, Inc.*   $     13
  8,200 Atlantic Energy, Inc.                        145
  2,200 Black Hills Corp.                             57
  2,800 Central Hudson Gas & Electric Corp.           85
  3,500 Central Louisiana Electric Co., Inc.          99
  5,000 Central Maine Power Co.                       59
  3,200 Checkfree Corp.*                              54
  2,100 CILCORP, Inc.                                 77
 12,095 Citizens Utilities Co., Series B*            136
  3,400 Commonwealth Energy Systems Cos.              82
  3,200 Eastern Utilities Association                 54
  9,400 El Paso Electric Co.*                         56
  3,100 Electroglas, Inc.*                            55
  2,800 Empire District Electric Co.                  53
  1,900 Envoy Corp.*                                  71
  4,600 IES Industries, Inc.                         141
  1,700 Interstate Power Co.                          51
  2,450 Madison Gas & Electric Co.                    52
  4,900 Minnesota Power & Light Co.                  138
  7,500 Nevada Power Co.                             154
  1,589 Northwestern Public Service Co.               55
  2,200 Orange & Rockland Utilities, Inc.             79
  1,700 Otter Tail Power Co.                          55
  3,600 PMT Services, Inc.*                           77
  5,800 Public Service Co. of New Mexico*            111
  6,000 Rochester Gas & Electric Corp.               115
  4,700 Sierra Pacific Resources                     135
  2,400 SIGCORP, Inc.                                 83
  1,800 TNP Enterprises, Inc.                         46
  4,980 Tucson Electric Power Co.*                    93
  2,200 United Illuminating Co.                       73
  4,800 WPL Holdings, Inc.                           135
  3,800 WPS Resources Corp.                          112
  1,850 Yankee Energy System, Inc.                    41
  1,900 Zurn Industries, Inc.                         54
                                                --------
                                                   2,896
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
 5.7%
  1,000 Advanced Energy Industries, Inc.*              7
  2,500 Altron, Inc.*                                 47
  5,100 Ametek, Inc.                                 108
  4,300 Ampex Corp.*                                  44
    800 ANADIGICS, Inc.*                              30
  6,200 Anixter International, Inc.*                 104

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                Value
--------------------------------------------------------
  4,122 Applied Magnetics Corp.*                 $   113
  1,000 Associated Group, Inc.*                       29
  2,900 Augat, Inc.                                   82
  2,275 Avant! Corp.*                                 67
  3,120 Baldor Electric Co.                           73
  3,700 Belden, Inc.                                 126
  1,000 Berg Electronics Corp.*                       30
  4,300 BMC Industries, Inc.                         124
  3,400 Boston Technology, Inc.*                      67
  2,500 Burr-Brown Corp.*                             65
  1,700 C-COR Electronics, Inc.*                      25
  1,700 C.P. Clare Corp.*                             14
  2,000 California Amplifier, Inc.*                   16
  2,800 California Microwave, Inc.*                   42
  1,000 Charter Power Systems, Inc.                   27
    750 Chicago Miniature Lamp, Inc.*                 25
 14,900 Chyron Corp.*                                 56
  1,500 Coherent Communications Systems Corp.*        31
  1,600 Cohu, Inc.                                    38
  3,800 Computer Products, Inc.*                      76
  3,300 Credence Systems Corp.*                       65
  1,800 Cree Research, Inc.*                          18
    563 CTS Corp.                                     22
  2,900 Cyrix Corp.*                                  55
  4,200 Dallas Semiconductor Corp.                    91
  2,500 Digital Microwave Corp.*                      60
  1,600 DII Group*                                    40
  1,500 Electro Scientific Industries, Inc.*          36
    900 Eltron International, Inc.*                   28
  1,800 Energy Conversion Devices, Inc.*              27
  2,900 ESS Technology, Inc.*                         57
  1,500 Esterline Technologies Corp.*                 38
    768 Franklin Electric Co., Inc.*                  31
  1,100 Galileo Corp.*                                26
  3,600 General DataComm Industries, Inc.*            40
  1,200 General Scanning, Inc.*                       12
  2,800 Genus, Inc.*                                  19
  4,500 Griffon Corp.*                                48
  1,400 HADCO Corp.*                                  65
  2,310 Harman International Industries, Inc.        118
  1,800 Holophane Corp.*                              34
    900 Hutchinson Technologies, Inc.*                47
 11,100 Imatron, Inc.*                                39
  1,600 Imnet Systems, Inc.*                          29

 Shares Description                                    Value
------------------------------------------------------------
  4,700 IMP, Inc.*                                  $     15
 12,100 Integrated Device Technology, Inc.*              150
  2,600 Integrated Silicon Solution, Inc.*                26
  1,400 Inter-Tel, Inc.*                                  25
  7,200 Interdigital Communications Corp.*                52
  2,086 Intermagnetics General Corp.*                     28
  4,200 International Family Entertainment, Inc.*         65
  2,700 Intervoice, Inc.*                                 34
  1,500 ITI Technologies, Inc.*                           19
  2,900 Juno Lighting, Inc.                               45
  2,300 Kuhlman Corp.*                                    41
  3,450 Lattice Semiconductor Corp.*                     154
  3,900 Lincoln Electric Co.                             125
  1,900 Littelfuse, Inc.*                                 83
  3,800 Lojack Corp.*                                     36
  1,200 LSI Industries, Inc.                              14
  6,100 LTX Corp.*                                        36
  3,500 Magnetek, Inc.*                                   44
  1,800 Mattson Technology, Inc.*                         19
    600 Merix Corp.*                                      10
  4,950 Methode Electronics, Inc., Class A                95
  5,400 Microchip Technology, Inc.*                      258
  2,100 MRV Communications, Inc.*                         48
    700 National Presto Industries, Inc.                  26
  4,100 NexGen, Inc.                                      57
  2,840 Oak Industries, Inc.*                             66
  2,900 Palomar Medical Technologies, Inc.*               20
  1,698 Park Electrochemical Corp.*                       39
  5,800 Pentair, Inc.                                    168
  1,200 Perceptron, Inc.*                                 42
  3,937 Pioneer Standard Electronics, Inc.                43
  2,350 Pittway Corp.                                    127
  3,875 PriCellular Corp.*                                43
  2,400 Quickturn Design Systems, Inc.*                   41
  4,700 Ramtron International Corp.*                      35
  1,698 Recoton Corp.*                                    25
  1,700 Rival Co.                                         38
  2,600 Robotic Vision Systems, Inc.*                     34
  2,700 Sammina Corp.*                                   118
  1,100 SDL, Inc.*                                        25
  1,150 Semitool, Inc.*                                   12
  1,500 Sheldahl, Inc.*                                   29
  4,300 Sierra Semiconductor Corp.*                       62
  4,700 Silicon Valley Group, Inc.*                      100

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                              Value
------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--CONTIN-
 UED
  1,700 Siliconix, Inc.*                      $     37
    700 Speedfam International, Inc.*               14
  1,200 SPS Transaction Services, Inc.*             19
  1,400 Standard Motor Products, Inc.               19
    700 Stanford Telecommunications, Inc.*          20
  1,200 Supertex, Inc.*                             23
  2,700 Symetricon, Inc.                            51
  2,600 3DO Co.*                                    17
  1,200 Technitrol, Inc.                            43
  1,200 Tekelec*                                    16
  4,800 Tencor Instruments*                        128
    500 ThermoSpectra Corp.*                         7
  1,800 Thomas Industries, Inc.                     36
  4,900 Top Source Technologies, Inc.*              17
  2,000 TranSwitch Corp.*                           12
  1,300 Triquint Semiconductor, Inc.*               29
  1,500 TSX Corp.                                   14
  3,100 Ultratech Stepper, Inc.*                    71
  1,700 Uniphase Corp.*                            101
  1,800 Unitrode Corp.*                             48
  4,900 Vicor Corp.*                                96
  2,400 Vitesse Semiconductor Corp.*               115
  7,200 VLSI Technology, Inc.*                     166
  2,700 Windmere Corp.                              39
  2,000 Wyle Electronics                            72
  3,200 Xicor, Inc.*                                31
  4,147 Zenith Electronics Corp.*                   55
  3,050 Zilog, Inc.*                                68
    700 Zygo Corp.*                                 28
    800 Zytec Corp.*                                 9
                                              --------
                                                 6,484
 FOOD AND BEVERAGES--1.8%
  4,900 Applebee's International, Inc.             143
  6,700 Bob Evans Farms, Inc.                       87
  2,600 Boston Beer Co., Inc.*                      30
  5,300 Calgene, Inc.*                              29
  2,700 Canandaigua Wine Company, Inc.*             77
  4,700 Chiquita Brands International, Inc.         62
  1,000 Coca-Cola Bottling Co.                      46
  5,900 Coors (Adolph) Co., Class B                117
  6,300 Dean Foods Co.                             176
  1,800 Dreyer's Grand Ice Cream, Inc.              48

 Shares Description                              Value
------------------------------------------------------
  1,600 Earthgrains Co.                       $     83
  5,800 Fleming Companies, Inc.                     95
  2,200 FoodBrands America, Inc.*                   29
  5,500 Host Marriott Services Corp.*               49
  3,300 Hudson Foods, Inc.                          60
  1,400 IHOP Corp.*                                 34
  2,300 International Dairy Queen, Inc.*            44
  2,700 Lance, Inc.                                 48
  2,300 Landry's Seafood Restaurants, Inc.*         55
  1,000 Longhorn Steaks, Inc.*                      20
  3,700 Luby's Cafeterias, Inc.                     81
    400 Manhattan Bagel Co., Inc.*                   3
  2,100 Michael Foods, Inc.                         24
  1,400 Mondavi (Robert) Corp., Class A*            51
  1,950 Papa Johns International, Inc.*             63
  2,900 Pepsi-Cola Puerto Rico Bottling Co.         13
  1,400 Pete's Brewing Co.*                          9
    900 Quality Dining, Inc.*                       20
  1,500 Rainforest Cafe, Inc.*                      44
  1,300 Redhook Ale Brewery, Inc.*                  18
  1,300 Riviana Foods, Inc.                         23
  2,500 Ruby Tuesday, Inc.*                         40
  8,200 Ryan's Family Steak Houses, Inc.*           57
  1,950 Sbarro, Inc.                                51
  5,800 Shoney's, Inc.*                             48
  2,500 Smithfield Foods, Inc.*                     81
  3,920 Triarc Cos., Inc., Class A*                 44
  2,750 WLR Foods, Inc.                             35
                                              --------
                                                 2,037
 FOOD AND MANUFACTURING--1.0%
  1,500 Cheesecake Factory, Inc.*                   30
  2,000 Daka International, Inc.*                   18
    198 Farmer Bros. Co.                            29
  9,100 Flowers Industries, Inc., Class A          215
  1,350 Performance Food Group Co.*                 16
  8,700 Premark International, Inc.                211
  4,900 Ralcorp Holding, Inc.*                      96
  1,400 Riser Foods, Inc.*                          43
  1,200 Sanderson Farms, Inc.                       19
  3,200 Savannah Foods & Industries, Inc.           46
    100 Seaboard Corp.                              22
  4,600 Smucker (J.M.) Co.                          83
  2,749 Tootsie Roll Industries, Inc.              105
    700 TurboChef, Inc.*                             6

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value
------------------------------------------------------
  4,000 Universal Foods Corp.                 $    148
                                              --------
                                                 1,087
 FURNITURE AND FIXTURES--0.6%
  2,200 Bassett Furniture Industries, Inc.          50
  1,500 Bush Industires, Inc.                       27
  1,800 CORT Business Services Corp.*               40
  2,200 Ethan Allen Interiors, Inc.*                73
  1,100 Falcon Building Products, Inc.*             14
  7,700 Heilig-Meyers Co.                          107
  3,700 HON Industries, Inc.                       115
  2,900 Kimball International, Inc.                121
  2,100 La-Z-Boy Chair Co.                          63
  2,200 Triangle Pacific Corp.*                     48
                                              --------
                                                   658
 GENERAL BUILDING CONTRACTORS--0.9%
  1,800 ABT Building Products Corp.*                43
  3,000 AMCOL International Co.                     42
  2,100 AMRE, Inc.*                                  6
  1,400 Blount, Inc.                                52
 11,600 Catellus Development Corp.*                116
  4,500 Centex Corp.                               162
  1,200 Continental Homes Holding Corp.             25
  3,000 Eagle Hardware & Garden, Inc.*              73
  3,158 Horton (D.R.), Inc.*                        33
  6,100 Kaufman & Broad Home Corp.                  79
  1,100 NCI Building Systems, Inc.*                 32
  2,000 NVR, Inc.*                                  20
  1,725 Palm Harbor Homes, Inc.*                    46
  3,000 Pulte Corp.                                 92
  1,650 Southern Energy Homes, Inc.*                20
  5,200 Standard Pacific Corp.                      31
  3,400 Toll Brothers, Inc.*                        68
  1,779 U.S. Home Corp.*                            44
  3,000 Webb (Del E.) Corp.                         51
                                              --------
                                                 1,035
 GLASS, CLAY AND STONE PRODUCTS--0.5%
    700 Ameron, Inc.                                34
  4,700 Ball Corp.                                 115
  2,000 Centex Construction Products, Inc.*         32
  1,200 Florida Rock Industries, Inc.               37
  5,000 Gentex Corp.*                               97
  2,500 Medusa Corp.                                87
  1,290 Mikasa, Inc.*                               14

 Shares Description                          Value
--------------------------------------------------
  1,500 Photronics, Inc.*                  $    47
    800 Puerto Rican Cement Co.                 23
  2,700 Southdown, Inc.*                        88
                                           -------
                                               574
 HEALTH SERVICES--4.4%
  1,900 Access Health Marketing, Inc.*          75
  2,700 Alteon, Inc.*                           20
  1,200 American HomePatient, Inc.*             28
  2,800 American Medical Response, Inc.*        84
  1,300 Amisys Managed Care Systems*            19
  3,300 Angeion Corp.*                          11
  2,100 Apogee, Inc.                            93
  1,000 Arbor Health Care Co.*                  24
    800 Barr Labs, Inc.*                        20
  1,500 Bio-Rad Labs, Inc.*                     45
  1,300 Carrington Laboratories, Inc.*          13
  3,800 Cerner Corp.*                           57
  2,800 Coastal Physician Group, Inc.*          10
  3,300 Cocensys, Inc.*                         20
  6,900 Community Psychiatric Centers*          62
  1,700 Compdent Corp.*                         47
  3,400 COR Therapeutics, Inc.*                 36
  7,100 Coram Healthcare Corp.*                 31
  5,000 Creative BioMolecules, Inc.*            40
  1,200 Cryolife, Inc.*                         17
  1,700 Curative Health Services, Inc.*         44
  3,300 Cytel Corp.*                            13
  1,400 Emeritus Corp.*                         19
  3,123 Enzo Biochem, Inc.*                     59
  2,400 Equimed, Inc.*                          10
  4,000 Extended Stay America, Inc.*            83
  2,100 Fuisz Technologies, Ltd.*               17
  1,300 Fusion Systems Corp.*                   25
  1,200 Gelman Sciences, Inc.*                  38
  3,800 Genesis Health Ventures, Inc.*         106
  4,400 Gensia, Inc.*                           20
  3,785 Grancare, Inc.*                         67
  2,000 Gulf South Medical Supply, Inc.*        58
  3,600 Haemonetics Corp.*                      63
  2,200 Health Management Systems, Inc.*        33
  2,121 Healthdyne Technologies, Inc.*          19
  1,400 HealthPlan Services Corp.*              27
  1,100 Henry Schien, Inc.*                     45
  8,092 Horizon Healthcare Corp.*               87

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                      Value
--------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 HEALTH SERVICES--CONTINUED
  2,900 Human Genome Sciences, Inc.*                  $    108
  2,000 I-STAT Corp.*                                       49
  1,300 ICU Medical, Inc.*                                  11
  1,900 IDEC Pharmaceuticals Corp.*                         46
    900 IDX Systems Corp.*                                  22
  2,600 Immune Response Corp.*                              21
  3,600 Immunomedics, Inc.*                                 24
  1,575 INBRAND Corp.*                                      38
  1,100 Incyte Pharmaceuticals, Inc.*                       42
  1,800 Inhale Therapeutic Systems*                         27
  1,900 Inphynet Medical Management, Inc.*                  34
  4,400 Integra Lifesciences Corp.*                         25
  3,500 Integrated Health Services, Inc.                    77
    400 Intercardia, Inc.*                                   7
  4,700 Invacare Corp.                                     127
  2,100 KeraVision, Inc.*                                   30
  2,800 Kinetic Concepts, Inc.                              35
    400 Labone, Inc.                                         6
 13,200 Laboratory Corporation of America Holdings*         36
  1,500 Landauer, Inc.                                      31
    400 LCA-Vision, Inc.*                                    1
  1,800 Lifecore Biomedical, Inc.*                          28
  3,458 Ligand Pharmaceuticals, Inc.*                       42
  2,200 Living Centers of America, Inc.*                    56
  4,600 Magellan Health Services, Inc.*                     96
  4,300 Mariner Health Group, Inc.*                         32
  2,100 Martek Biosciences Corp.*                           37
  5,700 Matria Healthcare, Inc.*                            34
  3,000 Maxicare Health Plans, Inc.*                        62
  1,600 MedCath, Inc.*                                      24
  1,600 Meridian Diagnostics, Inc.                          18
    600 MiniMed, Inc.*                                      16
  1,600 MMI Cos., Inc.                                      49
  1,633 Morrison Health Care, Inc.                          23
  2,200 Multicare Cos., Inc.*                               43
  1,500 Myriad Genetics, Inc.*                              38
  4,900 NABI, Inc.*                                         45
  1,200 National Surgery Centers, Inc.*                     38
  3,000 Neoprobe Corp.*                                     43
  1,400 Neose Technologies, Inc.*                           21
  2,500 Neurex Corp.*                                       32
  2,100 Neurogen Corp.*                                     39

 Shares Description                               Value
-------------------------------------------------------
  4,300 Neuromedical Systems, Inc.*            $     58
  2,100 Northfield Laboratories, Inc.*               28
 10,300 NovaCare, Inc.*                              88
  3,200 OccuSystems, Inc.*                           93
  3,100 OIS Optical Imaging Systems, Inc.*            8
  3,000 Oncogene Science, Inc.*                      21
  2,200 OrthoLogic Corp.*                            13
  2,000 Owen Healthcare, Inc.*                       51
  1,900 PathoGenesis Corp.*                          48
  1,300 Pediatrix Medical Group*                     50
  1,300 Perclose, Inc.*                              22
 10,500 Perrigo Co.*                                 97
  1,800 PHP Healthcare Corp.*                        41
  6,000 Physician Corporation Of America*            64
  1,200 Physicians Health Services, Inc.*            18
  1,500 Prime Medical Services, Inc.*                17
  2,900 Regency Health Services, Inc.*               30
  3,900 Renal Treatment Centers, Inc.*              101
    700 RES-CARE, Inc.*                              11
  1,700 Research Medical, Inc.*                      35
  2,500 Resound Corp.*                               22
  1,450 Rexall Sundown, Inc.*                        37
    600 RightCHOICE Managed Care, Inc.,
         Class A*                                     5
  3,900 RoTech Medical Corp.*                        66
  1,600 Rural/Metro Corp.*                           56
  1,300 Safeskin Corp.*                              67
  1,300 Serologicals Corp.*                          44
  3,300 Sofamor/Danek Group, Inc.*                   93
  3,700 Somatix Therapy Corp.*                       13
  6,280 Sun Healthcare Group, Inc.*                  78
  1,600 Target Therapeutics, Inc.*                   56
  3,100 TheraTx, Inc.*                               32
  1,400 Universal Health Realty Income Trust         27
  4,600 Universal Health Services, Inc.*            130
  3,300 Uromed Corp.*                                30
  2,300 Veterinary Centers of America, Inc.*         24
  2,500 Vical, Inc.*                                 46
    400 Vitalink Pharmacy Services, Inc.*             9
  2,300 Vivus, Inc.*                                 79
  4,600 XOMA Corp.*                                  18
  3,800 Zila, Inc.*                                  28
                                               --------
                                                  5,052

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                  Value
----------------------------------------------------------
 HEAVY CONSTRUCTION--0.3%
    420 Diana Corp.*                              $     14
  1,750 Granite Construction, Inc.                      35
  2,500 Greenfield Industries, Inc.                     73
  3,716 Instituform Technologies, Inc.*                 29
  4,200 Lennar Corp.                                   109
  1,900 Lone Star Industries, Inc.*                     70
  1,591 Morrison Knudsen Corp.*                         14
                                                  --------
                                                       344
 INDUSTRIAL INSTRUMENTS--3.4%
  3,300 Acuson Corp.*                                   75
  2,800 ADAC Laboratories                               62
  2,300 Advanced Technology Laboratories, Inc.*         66
  2,400 Alkermes, Inc.*                                 34
  3,600 Allen Group, Inc.                               80
  1,300 Analogic Corp.                                  36
  1,800 Arrow International, Inc.*                      48
    900 ArthroCare Corp.                                 9
  2,600 ATS Medical, Inc.*                              20
  4,200 Ballard Medical Products                        79
  2,100 Barnett, Inc.*                                  52
  1,200 Biomatrix, Inc.*                                18
  2,700 Buckeye Cellulose Corp.*                        73
  1,751 Chad Therapeutics, Inc.*                        28
  6,200 Cincinnati Milacron, Inc.*                     129
  1,800 Circon Corp.*                                   29
  3,100 CNS, Inc.                                       44
  5,200 Cognex Corp.*                                  103
  1,700 Coherent, Inc.*                                 74
  7,900 Coltec Industries, Inc.*                       146
    400 Conceptus, Inc.*                                 4
  2,450 CONMED Corp.*                                   43
    876 Cubic Corp.                                     19
    700 Cytyc Corp.*                                    18
  1,800 Daniel Industries, Inc.                         25
  2,400 Datascope Corp.*                                44
  2,000 DepoTech Corp.*                                 28
  2,100 Dionex Corp.*                                   73
  2,200 Endosonics Corp.                                25
  2,300 Etec Systems, Inc.                              68
  4,200 Ferro Corp.                                    121
  2,500 Fisher Scientific International, Inc.          114
  1,000 Fluke (John) Manufacturing Co., Inc.*           43
  3,300 Genrad, Inc.*                                   73

 Shares Description                              Value
------------------------------------------------------
  4,400 Gilead Sciences, Inc.*                $    113
    575 Hach Co.                                     9
  1,700 Hologic, Inc.*                              42
  1,900 InControl, Inc.*                            17
  3,900 Isolyser Company, Inc.*                     31
  4,100 Kennametal, Inc.                           148
  4,800 Keystone International, Inc.                94
    900 Lunar Corp.*                                28
  1,300 Marquette Medical Systems, Inc.*            24
  4,900 Mascotech, Inc.                             81
  2,200 Measurex Corp.                              54
  3,564 Mentor Corp.                                98
    600 Mine Safety Appliances Co.                  30
  1,600 MTS Systems Corp.                           33
    700 OnTrak Systems, Inc.*                       13
  1,600 Ostex International, Inc.*                  10
    101 PerSeptive Biosystems                        1
  2,600 Physio-Control International Corp.*         48
  2,100 Possis Corp.*                               37
  3,600 Power Control Technologies, Inc.*           28
  1,200 Protocol Systems, Inc.*                     16
  3,400 R.P. Scherer Corp.*                        156
  2,600 Respironics, Inc.*                          38
  1,900 SangStat Medical Corp.*                     43
  1,700 Spine-Tech, Inc.                            45
  2,200 Staar Surgical Co.*                         25
  1,200 Starrett (L.S.) Co.                         33
  2,900 Sunrise Medical, Inc.*                      42
  1,100 Tech-Sym Corp.*                             32
  2,650 TECNOL Medical Products, Inc.*              35
  1,600 Theragenics Corp.*                          36
  2,500 Theratech, Inc.*                            28
  3,400 Thoratec Laboratories, Inc.*                32
  3,100 Trimble Navigation Ltd.*                    43
  1,700 UROHEALTH Systems, Inc.*                    15
  3,000 Ventritex, Inc.*                            70
  1,000 Vital Signs, Inc.                           22
  3,800 Waters Corp.*                              103
  1,396 Watkins-Johnson Co.                         36
  1,800 Watsco, Inc.                                45
  2,300 X-Rite, Inc.                                43
  1,300 Zoltek Companies, Inc.*                     46
                                              --------
                                                 3,826

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                     Value
-------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 INSURANCE SERVICES--4.3%
  2,100 Acceptance Insurance Cos., Inc.*             $     43
  2,200 Acordia, Inc.                                      65
  6,500 Alexander & Alexander Services, Inc.               94
  3,500 Alfa Corp.                                         39
  2,250 Allied Group, Inc.                                100
  1,524 American Annuity Group, Inc.*                      20
  3,200 American Bankers Insurance Group, Inc.            156
  1,450 American Heritage Life Investment Corp.            32
  2,200 American Travelers Corp.*                          78
  4,000 Amerin Corp.*                                      91
  2,200 Amvestors Financial Corp.                          32
  2,800 Argonaut Group, Inc.                               83
  2,000 Baldwin & Lyons, Inc.                              36
  2,200 Berkley (W.R.) Corp.                              115
  1,800 Blanch (E.W.) Holdings, Inc.                       35
  1,700 Capital RE Corp.                                   65
    700 Capitol American Financial Corp.                   25
  1,200 Citizens Corp.                                     26
  3,100 Commerce Group, Inc.                               74
  4,500 Coventry Corp.*                                    44
  1,960 Delphi Financial Group, Inc.*                      55
  1,900 Enhance Financial Services Group, Inc.             65
  1,800 Executive Risk, Inc.                               72
  4,974 Financial Security Assurance International        158
  1,700 First American Financial Corp.                     62
  1,400 Foremost Corp. of America                          78
  3,112 Fremont General Corp.                              97
  1,684 Frontier Insurance Group, Inc.                     64
  1,100 Fund American Enterprises Holdings, Inc.*         101
  3,285 Gainsco, Inc.                                      31
  2,200 Gallagher (Arthur J.) & Co.                        68
  1,700 Guarantee Life Companies, Inc.                     33
  2,600 Guaranty National Corp.                            43
  1,100 Harleysville Group, Inc.                           34
  3,100 Hartford Steam Boiler                             141
  3,900 HCC Insurance Holdings, Inc.*                     109
  1,800 Highlands Insurance Group, Inc.*                   35
  2,400 Hilb, Rogal & Hamilton Co.                         32
  1,900 Home Beneficial Corp.                              47
  3,700 Horace Mann Educators Corp.                       140
  2,300 Integon Corp.                                      44

 Shares Description                                   Value
-----------------------------------------------------------
  3,600 John Alden Financial Corp.                 $     63
    500 Kansas City Life Insurance Co.                   29
  2,300 Liberty Corp.                                    88
    800 Liberty Financial Cos., Inc.                     28
  1,700 Life Reinsurance Corp.                           63
  2,700 Life USA Holding, Inc.*                          27
  1,414 MAIC Holdings, Inc.*                             47
    600 Markel Corp.*                                    51
    800 Meadowbrook Insurance Group, Inc.                17
  2,300 NAC RE Corp.                                     84
    400 National Western Life Insurance Co.*             33
    900 Nymagic, Inc.                                    16
  2,190 Orion Capital Corp.                             137
  1,300 Pioneer Financial Services, Inc.                 24
    950 Poe & Brown, Inc.                                25
  4,000 Presidential Life Corp.                          47
  1,400 PXRE Corp.                                       34
  2,600 Reinsurance Group of America, Inc.              122
  9,500 Reliance Group Holdings, Inc.                    85
  2,900 Risk Capital Holdings, Inc.*                     51
  1,065 RLI Corp.                                        34
    800 Seafield Capital Corp.                           27
  1,500 Security Connecticut Corp.                       52
  2,200 Selective Insurance Group, Inc.                  74
  2,200 Sierra Health Services, Inc.*                    54
  1,050 State Auto Financial Corp.                       17
  7,000 20th Century Industries*                        105
    900 Transnational Re Corp., Class A                  23
    900 Trenwick Group, Inc.                             44
  5,300 UICI*                                           148
  3,820 United Cos. Financial Corp.                     114
    900 United Dental Care, Inc.                         25
  1,650 United Fire & Casualty Co.                       51
  1,100 United Wisconsin Services, Inc.                  28
  3,000 Vesta Insurance Group, Inc.                      97
  1,700 Washington National Corp.                        47
  1,800 Zenith National Insurance Corp.                  49
  1,700 Zurich Reinsurance Centre Holdings, Inc.         52
                                                   --------
                                                      4,874
 JEWELRY AND PRECIOUS METALS--0.0%
  1,600 Oneida, Ltd.                                     27
    700 Syratech Corp.*                                  22
                                                   --------
                                                         49

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                Value
--------------------------------------------------------
 LEATHER PRODUCTS--0.2%
  2,800 Brown Group, Inc.                       $     53
  3,300 Justin Industries, Inc.                       35
  1,400 Timberland Co.*                               54
  4,287 Wolverine World Wide, Inc.                   115
                                                --------
                                                     257
 LUMBER AND WOOD PRODUCTS--0.2%
  1,500 Fibreboard Corp.*                             52
  1,900 Ply-Gem Industries, Inc.                      25
  2,300 Pope & Talbot, Inc.                           37
  2,600 TJ International, Inc.                        57
                                                --------
                                                     171
 MACHINERY--2.0%
    700 Ag-Chem Equipment Co., Inc.*                  11
  1,400 Alamo Group, Inc.                             23
  1,600 Allied Products Corp.                         38
  2,000 Avondale Industries, Inc.*                    35
  2,100 Borg-Warner Security Corp.*                   22
  1,700 Cascade Corp.                                 24
    700 Columbus McKinnon Corp.                       11
  3,300 Donaldson Co., Inc.                          101
    900 DT Industries, Inc.                           31
  3,800 Duriron Co., Inc.                            103
  2,900 Figgie International Holdings, Inc.*          37
  3,900 FSI International, Inc.*                      57
  1,450 Gasonics International Corp.*                 16
  5,400 Giddings & Lewis, Inc.                        63
    600 Gleason Corp.                                 18
  3,500 Global Industrial Technologies, Inc.*         72
  3,300 Goulds Pumps, Inc.                            81
  2,197 Graco, Inc.                                   57
  1,300 Helix Technology Corp.                        41
  2,650 IDEX Corp.                                   104
  3,100 Indentix, Inc.                                25
  2,500 Integrated Process Equipment Corp.*           43
  2,400 Ionics, Inc.*                                116
  2,600 Kaydon Corp.                                 106
  3,400 Kulicke & Soffa Industries, Inc.*             69
  1,000 Lindsay Manufacturing Co.*                    41
  1,750 Manitowoc Co., Inc.                           77
  6,300 Marine Drilling Co., Inc.*                   100
  3,400 Modine Manufacturing Co.                      85
  3,250 Mohawk Industries, Inc.*                      77

 Shares Description                                Value
--------------------------------------------------------
  2,400 Molten Metal Technology, Inc.*          $     36
  1,300 Morningstar Group, Inc.*                      22
  1,600 Osmonics, Inc.*                               34
  3,100 Outboard Marine Corp.                         50
    699 Pilgrims Pride Corp.                           6
  3,200 Regal-Beloit Corp.                            62
  2,200 Rexel, Inc.*                                  31
  1,348 Robbins & Myers, Inc.                         32
  2,000 Roper Industries, Inc.                        86
  1,700 Specialty Equipment Cos., Inc.*               20
    100 Spinnaker Industries*                          6
  1,700 SPX Corp.                                     54
    800 Thermo Power Corp.*                            7
  1,900 Toro Co.                                      68
    800 Tractor Supply Co.*                           17
  3,000 Varco International, Inc.*                    69
                                                --------
                                                   2,284
 MANUFACTURING--GENERAL--1.1%
    500 Bacou U.S.A., Inc.*                            8
  3,380 Brady (W.H.) Co.                              74
  3,150 Cuno, Inc.                                    49
  9,300 Furniture Brands International, Inc.*        115
  5,800 Hexcel Corp.*                                105
  1,400 Hunt Manufacturing Co.                        25
  1,600 Insilico Corp.*                               62
  1,000 Jabil Circuit, Inc.*                          25
  6,000 Kemet Corp.*                                 138
  1,300 Matthews International Corp., Class A         37
  2,500 Novellus Systems, Inc.*                      144
  1,700 Optical Coating Laboratory, Inc.              19
  1,800 Paragon Trade Brands, Inc.*                   50
  2,000 Samsonite Corp.*                              76
  1,400 Seattle Filmworks, Inc.*                      27
    700 Simpson Manufacturing Co.*                    15
    850 Simula, Inc.*                                 13
  3,000 Toy Biz, Inc.*                                55
  2,400 Tracor, Inc.*                                 53
    800 Tremont Corp.*                                29
    700 Trigen Energy Corp.                           19
  2,000 U.S. Can Corp.*                               33
    700 Visioneer, Inc.*                               4
  2,400 Wireless Telecom Group, Inc.                  24
                                                --------
                                                   1,199

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                 Value
---------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 MERCHANDISE--GENERAL--0.4%
  1,200 Action Performance Companies, Inc.*      $     21
  3,700 Amerisource Corp.*                            146
  2,200 Cross (A.T.) Co.                               24
  3,300 Department 56, Inc.*                           77
  5,300 Jostens, Inc.                                 113
  2,200 Libbey, Inc.                                   59
  6,200 Playtex Products, Inc.*                        50
  1,900 Strategic Distribution, Inc.*                  13
                                                 --------
                                                      503
 METAL MINING--0.6%
 20,200 Battle Mountain Gold Co.                      146
  1,700 Cleveland Cliffs, Inc.                         75
  3,300 Coeur D'Alene Mines Corp.                      48
  4,200 Freeport-McMoran Copper and Gold Inc.         128
  4,017 Getchell Gold Corp.*                          157
  8,000 Hecla Mining Co.*                              47
  2,600 Stillwater Mining Co.                          45
 33,600 Sunshine Mining Co.*                           38
                                                 --------
                                                      684
 METAL PRODUCTS--0.9%
  1,400 Alltrista Corp.*                               35
  7,800 Amax Gold, Inc.*                               47
    800 American Buildings Co.*                        17
  2,800 Aptargroup, Inc.                               97
    600 Barnes Group, Inc.                             34
  1,050 Butler Manufacturing Co.                       33
  1,600 Chase Brass Industries, Inc.*                  29
  1,200 Citation Corp.*                                12
  2,300 Clarcor, Inc.                                  51
  1,000 Greenbriar Cos., Inc.                          10
  1,100 Hardinge, Inc.                                 29
  2,700 Material Sciences Corp.*                       45
  1,800 Miller Industries, Inc.*                       50
  1,500 NN Ball & Roller, Inc.                         20
  1,100 Oregon Meetallurgical Corp.*                   39
  1,100 Penn Engineering & Manufacturing Corp.         22
  1,900 Quanex Corp.                                   51
    964 SPS Technologies, Inc.*                        60
  2,400 TriMas Corp.                                   61
  3,100 Watts Industries, Inc., Class A                68
  1,600 Whittaker Corp.*                               22

 Shares Description                               Value
-------------------------------------------------------
  2,200 Wolverine Tube, Inc.*                  $     82
  3,000 Wyman-Gordon Co.*                            64
  2,600 Zero Corp.                                   51
                                               --------
                                                  1,029
 MINING, QUARRYING OF NONMETALLIC MINERAL--
 0.2%
  1,100 Cliff's Drilling Co.*                        57
  2,300 Dravo Corp.*                                 30
  1,800 RMI Titanium Corp.*                          42
  2,600 Solv-Ex Corp.*                               34
  2,600 Zeigler Coal Holding Co.                     48
                                               --------
                                                    211
 MISCELLANEOUS INVESTING INSTITUTIONS--3.0%
  5,424 BRE Properties, Inc.                        120
  3,000 Burnham Pacific Properties, Inc.             39
    200 Capital Southwest Corp.                      14
  5,575 Capstead Mortgage Corp.                     135
  9,104 Champion Enterprises, Inc.*                 190
  1,619 Chemical Financial Corp.                     59
  1,400 Corus Bankshares, Inc.                       45
  3,200 Crescent Real Estate Equities, Inc.*        140
  6,900 CWM Mortgage Holdings, Inc.                 142
  4,800 Dauphin Deposit Corp.                       156
  3,100 Deposit Guaranty Corp.                      179
  6,300 Franchise Finance Corp.                     160
  8,700 Geotek Communications, Inc.*                 61
  2,708 Horizon Group, Inc.                          53
  3,400 Hospital Properties Trust                    92
  4,500 IRT Property Co.                             48
  1,000 John Nuveen and Company, Inc.                27
  4,200 Kimco Realty Corp.                          122
  2,700 Koger Equity, Inc.*                          44
  2,900 LTC Properties, Inc.                         50
  1,873 MAF Bancorp, Inc.                            64
  1,800 Meridian Industrial Trust, Inc.              34
  5,500 Merry Land & Investment Co., Inc.           110
  2,000 MGI Properties, Inc.                         40
  6,500 Mid Atlantic Medical Services, Inc.*         76
  6,200 Nationwide Health Properties, Inc.          138
  3,500 Noel Group, Inc.*                            23
  2,600 Patriot American Hospitality, Inc.           98
  1,000 PEC Israel Economic Corp.*                   17
  1,433 Peoples First Corp.                          32
  6,000 Public Storage, Inc.                        152

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                      Value
--------------------------------------------------------------
  3,600 Realty Income Corp.                           $     86
  1,600 Reckson Associates Realty Corp.                     61
  1,400 Redwood Trust, Inc.                                 53
  3,100 Resource Mortgage Capital, Inc.                     83
  1,100 Seacor Holdings, Inc.*                              70
  1,000 Sirrom Capital Corp.                                36
  1,700 Smith, (Charles E.) Residential
         Realty, Inc.                                       43
  1,800 Trans Financial Bancorp, Inc.                       38
  1,000 Union Acceptance Corp.*                             20
  2,300 Vallicorp Holdings, Inc.                            46
  3,700 Weingarten Realty Investors                        145
                                                      --------
                                                         3,341
 NATURAL GAS TRANSMISSION--1.9%
  2,450 Atmos Energy Corp.                                  60
  2,100 Bay State Gas Co.                                   61
  1,500 Colonial Gas Co.                                    34
  1,600 Connecticut Energy Corp.                            35
  1,700 Connecticut Natural Gas Corp.                       40
  3,100 Eastern Enterprises                                116
  1,700 Energen Corp.                                       46
  3,100 Indiana Energy, Inc.                                75
 12,300 Kelley Oil and Gas Corp.*                           35
  3,151 KN Energy, Inc.                                    128
  2,700 Laclede Gas Co.                                     64
  2,800 New Jersey Resources Corp.                          83
  1,100 North Carolina Natural Gas Corp.                    32
  3,500 Northwest Natural Gas Co.                           88
  1,700 NUI Corp.                                           34
  3,700 Oneok, Inc.                                        102
  4,576 Piedmont Natural Gas Co.                           115
  3,700 Primark Corp.*                                      97
  2,950 Public Service Co. of North Carolina, Inc.          56
  1,320 South Jersey Industries, Inc.                       32
  2,184 Southeastern Michigan Gas Enterprises, Inc.         39
  1,420 Southern Union Co.*                                 35
  3,900 Southwest Gas Corp.                                 76
  3,900 Southwestern Energy Co.                             62
  1,957 Tejas Gas Corp.*                                    86
  1,700 TransTexas Gas Corp.*                               23
  5,100 UGI Corp.                                          112
  2,000 United Cities Gas Co.                               47
  3,800 Washington Energy Co.                               73

 Shares Description                              Value
------------------------------------------------------
  6,700 Washington Gas Light Co.              $    160
  2,900 Wicor, Inc.                                105
                                              --------
                                                 2,151
 OIL AND GAS--2.9%
  8,600 AGL Resources, Inc.                        182
    900 Aquila Gas Pipeline Corp.                   13
    800 Atwood Oceanics, Inc.*                      44
  4,040 Barrett Resources Corp.*                   165
  1,000 Belco Oil & Gas Corp.*                      29
  1,800 Belden & Blake Corp.*                       45
  4,100 Benton Oil & Gas Co.*                      105
  3,400 Berry Petroleum Co.                         45
  4,543 BJ Services Co.*                           217
  3,200 Box Energy Corp.*                           27
  2,900 Brown (Tom), Inc.*                          55
  3,200 Cabot Oil & Gas Corp.                       57
  2,600 Cairn Energy USA, Inc.*                     31
  3,000 Calmat Co.                                  55
  2,000 Capsure Holdings Corp.*                     19
  2,400 Cross Timbers Oil Co.                       58
  2,400 Destec Energy, Inc.*                        37
  3,000 Devon Energy Corp.                         109
  1,900 Energy Ventures, Inc.*                      93
  1,800 Falcon Drilling Co., Inc.*                  72
  1,700 Flores & Rucks, Inc.*                       84
  1,600 Forcenergy, Inc.*                           49
  3,700 Forest Oil Corp.*                           57
  1,200 Giant Industries, Inc.                      18
 11,500 Harken Energy Corp.*                        34
  3,900 Helmerich & Payne, Inc.                    210
    499 Hondo Oil & Gas Co.*                         6
  2,100 Hugoton Energy Corp.*                       23
  1,700 KCS Energy, Inc.                            57
  1,800 KFX, Inc.*                                  11
 11,800 Mesa, Inc.*                                 60
  5,800 Mitchell Energy & Development Corp.        126
  1,500 Nuevo Energy Co.*                           75
  3,600 Oceaneering International, Inc.*            60
  5,600 Parker & Parsley Petroleum Co.             185
  7,900 Parker Drilling Co.*                        74
  2,800 Plains Resources, Inc.*                     46
  2,400 Pool Energy Services Co.*                   35
  4,100 Pride Petroleum Services, Inc.*             74
  1,400 Production Operators Corp.                  63

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                 Value
---------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 OIL AND GAS--CONTINUED
  9,336 Seagull Energy Corp.*                    $    214
  4,300 Snyder Oil Corp.                               74
  2,100 Swift Energy Co.*                              66
  4,100 Tuboscope Vetco International Corp.*           63
  1,800 Vintage Petroleum, Inc.                        60
  2,500 Western Gas Resources, Inc.                    47
                                                 --------
                                                    3,329
 ORDNANCE AND ACCESSORIES--0.1%
  1,400 Alliant Techsystems, Inc.*                     75
  3,100 Sturm Ruger & Co., Inc.                        55
                                                 --------
                                                      130
 OTHER SERVICES--0.6%
    800 Central Parking Corp.                          27
    400 CKS Group, Inc.*                                8
  1,600 Integrated Packaging Assembly Corp.*           13
  1,100 McGrath Rentcorp                               28
  7,700 Ogden Corp.                                   149
  1,400 Pixar, Inc.*                                   21
  1,100 Quick Response Services, Inc.*                 34
  3,300 Rollins, Inc.                                  61
  1,300 Sovran Self Storage, Inc.                      37
    700 Summit Care Corp.*                             11
    750 Thermo Ecotek Corp.*                           12
    250 Thermo Remediation, Inc.                        3
  5,600 United Waste Systems, Inc.*                   188
    800 Wackenhut Corrections Corp.*                   14
  6,000 Walter Industries, Inc.*                       80
                                                 --------
                                                      686
 PAPER PRODUCTS--0.7%
  3,200 Chesapeake Corp.                               98
  8,500 Gaylord Container Corp.*                       54
  2,500 Greif Bros. Corp.                              73
  1,653 Mosinee Paper Corp.                            57
  4,000 P.H. Glatfelter Co.                            73
  3,646 Paxar Corp.*                                   62
  5,270 Rock-Tenn Co.                                 111
  2,500 Schweitzer-Mauduit International, Inc.         83
  2,500 Shorewood Packaging Corp.*                     47
  2,100 Universal Forest Products, Inc.                27
  4,400 Wausau Paper Mills Co.                         90
                                                 --------
                                                      775

 Shares Description                                Value
--------------------------------------------------------
 PERSONAL SERVICES--0.5%
  1,600 Angelica Corp.                          $     31
  2,600 Bristol Hotel Co.*                            70
  2,900 Catalina Marketing Corp.*                    148
  2,400 CPI Corp.                                     41
  1,300 Craig (Jenny), Inc.*                          12
  1,500 Equity Corp. International                    32
  3,150 G & K Services, Inc.                         114
  1,873 Marcus Corp.                                  43
  1,700 Red Roof Inns, Inc.*                          27
  3,200 Unifirst Corp.                                68
                                                --------
                                                     586
 PETROLEUM PRODUCTS--1.0%
  3,800 Camco International, Inc.                    159
  1,200 Crown Central Petroleum Corp.*                17
  3,700 Diamond Shamrock, Inc.                       120
  1,500 Elcor Corp.                                   32
  2,300 Lomak Petroleum, Inc.                         38
  1,300 Louis Dreyfus Natural Gas Corp.*              22
  2,700 Newfield Exploration, Inc.*                  135
  1,690 Newpark Resources, Inc.*                      59
  5,300 Quaker Chemical Corp.                         91
  2,000 Royal Gold, Inc.*                             26
  1,100 RPC, Inc.*                                    17
  1,700 Seitel, Inc.*                                 69
  1,500 Stone Energy Corp.*                           35
  4,100 Tesoro Petroleum Corp.*                       59
  4,210 United Meridian Corp.*                       215
                                                --------
                                                   1,094
 PRINTING AND PUBLISHING--1.5%
  1,800 American Business Information, Inc.*          31
  1,950 American Business Products, Inc.              43
  7,300 American Media, Inc., Class A                 42
  2,500 Big Flower Press Holdings, Inc.*              44
  2,800 Bowne & Co., Inc.                             69
  1,200 CSS Industries, Inc.*                         29
  1,100 Devon Group, Inc.*                            28
  1,290 DH Technology, Inc.*                          31
  1,050 Edmark Corp.*                                 16
  2,900 Ennis Business Forms, Inc.                    29
  2,500 Express Scripts, Inc.*                        89
  1,400 Franklin Electronic Publishers, Inc.*         18
  2,800 Gibson Greetings, Inc.*                       53

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value
------------------------------------------------------
  3,000 Golden Books Family
         Entertainment, Inc.*                 $     35
  4,800 Harland (John H.) Co.                      148
  2,457 Harte-Hanks Communications, Inc.            63
  4,000 Hollinger International, Inc.               44
  2,200 Houghton Mifflin Co.                       115
  4,700 McClatchy Newspapers, Inc., Class A        145
    954 Merrill Corp.                               22
  2,250 Nelson (Thomas), Inc.                       28
  2,100 New England Business Service, Inc.          41
  2,900 Playboy Enterprises, Inc.*                  34
    966 Pulitzer Publishing Co.                     44
  1,900 Scholastic Corp.*                          142
  2,100 Standard Register Co.                       59
    400 Steck-Vaughn Publishing Corp.*               4
  7,300 Topps, Inc.*                                31
  3,400 Valassis Communications, Inc.*              61
    400 Waverly, Inc.*                              10
  2,100 Wiley (John) & Sons, Inc.                   62
  5,300 World Color Press, Inc.*                   127
                                              --------
                                                 1,737
 PROFESSIONAL SERVICES--7.0%
  2,520 ABM Industries, Inc.                        43
  1,550 ADR Information Services, Inc.*             67
  5,100 Acclaim Entertainment, Inc.*                26
  2,000 Activision, Inc.*                           23
  7,200 Acxiom Corp.*                              165
    600 Advent Software, Inc.*                      19
  3,725 Advo, Inc.                                  47
  3,600 Affiliated Computer Services, Inc.*        104
  5,800 Allwaste, Inc.*                             25
  2,200 Alternative Resources Corp.*                38
  2,700 AMERCO*                                    128
  4,400 American Oncology Resources, Inc.*          43
  2,474 Analysts International Corp.                67
  1,700 Arbor Software Corp.*                       49
  1,400 Aspen Technologies, Inc.*                  117
    600 Astea International, Inc.*                   3
  4,800 Banta Corp.                                114
    800 Barra, Inc.*                                21
  3,200 BBN Corp.*                                  74
  2,300 BDM International*                         108
  2,600 BE Aerospace, Inc.*                         60
  2,200 Bell & Howell Co.*                          57

 Shares Description                           Value
---------------------------------------------------
    700 Billing Information Concepts*      $     21
  3,800 Bisys Group, Inc.*                      142
  1,856 Boole & Babbage, Inc.*                   53
    900 BRC Holdings, Inc.*                      38
  2,700 Broderbund Software, Inc.*               81
  3,800 BWIP Holding, Inc.                       58
  1,700 Casino Data Systems*                     22
  1,700 CDI Corp.*                               50
    100 Cheyenne Software, Inc.*                  3
  1,300 Ciber, Inc.*                             43
  2,800 Citrix Systems, Inc.*                   128
  1,600 Clarify, Inc.*                           72
  1,200 ClinTrials Research, Inc.*               26
  1,200 CMG Information Services, Inc.*          19
    500 COMFORCE Corp.*                           7
  2,200 Computer Horizons Corp.*                 74
    600 Computer Language Research, Inc.          6
  1,500 Computer Task Group, Inc.                63
  9,900 Computervision Corp.*                    94
  1,700 Comshare, Inc.*                          25
  1,000 Cooper & Chyan Technology, Inc.*         33
  1,900 COREStaff, Inc.*                         49
    500 CRA Managed Care, Inc.*                  23
    500 CSG Systems International, Inc.*          9
  1,200 Data Translation, Inc.*                  14
    700 Datastream Systems, Inc.*                16
  1,300 DecisionOne Corp.*                       20
  1,500 Dendrite International, Inc.*            36
  1,600 Documentum, Inc.*                        61
  1,100 Elcom International, Inc.*                9
  1,284 Electro Rent Corp.*                      31
  1,100 EmCare Holdings, Inc.                    22
  2,900 Employee Solutions, Inc.*                54
    700 Enterprise Systems, Inc.*                11
    600 Excite, Inc.*                             6
  1,200 Fair Isaac & Co.                         42
  2,900 Franklin Quest Co.*                      62
  2,300 General Magic, Inc.*                      7
  1,600 Geoworks*                                35
  3,000 Gerber Scientific, Inc.                  47
  3,400 Global Industries Ltd.*                  60
    200 Grey Advertising, Inc.                   46
    800 HA-LO Industries, Inc.*                  31
  1,500 Harbinger Corp.*                         39

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares  Description                                 Value
----------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 PROFESSIONAL SERVICES--CONTINUED
     400 HCIA, Inc.*                              $     12
   1,300 Henry (Jack) & Associates, Inc.                49
   2,300 HNC Software, Inc.*                            68
     978 Holly Corp.                                    26
   2,200 HPR, Inc.*                                     33
     800 IDT Corp.*                                     11
   1,300 IKOS Systems, Inc.*                            25
   1,600 Inacom Corp.*                                  50
     400 Individual, Inc.*                               2
     600 Indus Group, Inc.*                             13
   1,300 Inference Corp.*                                8
   1,600 Infocus Systems*                               34
   1,300 Inso Corp.*                                    55
     500 Integrated Measurement Systems, Inc.*           9
   2,400 Integrated Systems Consulting
          Group, Inc.*                                  52
   3,500 InteliData Technologies Corp.*                 26
     400 IntelliQuest Information Group, Inc.*          10
   2,400 Interim Services, Inc.*                        94
   1,200 International Imaging Materials, Inc.*         29
   3,400 Intersolv, Inc.*                               31
     500 Intevac, Inc.*                                  8
     800 Iron Mountain, Inc.*                           25
     750 ITT Educational Services, Inc.*                15
     500 JDA Software Group, Inc.*                      13
   2,400 Katz Media Group*                              24
   2,475 Keane, Inc.*                                  131
   2,000 Kinder Care Learning Centers, Inc.*            40
   2,000 Landstar Systems, Inc.*                        46
     800 Learning Tree International, Inc.*             36
   2,000 Legato Systems, Inc.*                          70
   1,200 Logic Works, Inc.*                              7
   1,200 Manugistics Group, Inc.*                       45
   1,100 Maxis, Inc.*                                   17
   1,200 May & Speh, Inc.*                              16
   1,300 MDL Information Systems, Inc.*                 22
   4,450 MDU Resources Group, Inc.                     100
   1,400 MetaTools, Inc.*                               26
   2,000 Metricom, Inc.*                                27
     900 Microware Systems Corp.*                       14
   3,900 National Data Corp.                           156
   3,000 National Health Investors, Inc.               107

 Shares Description                                       Value
---------------------------------------------------------------
  1,400 National Instruments Corp.*                    $     45
  1,900 NETCOM On-Line Communication Services, Inc.*         33
  2,500 Network Data Processing Corp.                        90
  3,200 Network Equipment Technologies, Inc.*                49
  1,700 Network Peripherals, Inc.*                           27
  1,200 NHP, Inc.*                                           21
  1,350 Nichols Research Corp.*                              33
  2,300 Nimbus CD International, Inc.*                       20
  2,000 Norrell Corp.                                        46
  1,900 Novadigm, Inc.*                                      20
  5,500 Oak Technology, Inc.*                                54
    400 On Assignment, Inc.*                                 12
  2,300 Orthodontic Centers of America, Inc.*                29
  1,700 Personnel Group of America, Inc.*                    38
  1,200 PhyMatrix Corp.*                                     18
  2,700 Physician Resource Group, Inc.*                      56
  3,100 Physician Computer Network, Inc.*                    26
  1,000 Pinkertons, Inc.*                                    25
  5,050 Players International, Inc.*                         33
  2,400 Policy Management Systems Corp.*                     96
  3,700 Pre-Paid Legal Services, Inc.*                       51
  2,400 Precision Systems, Inc.*                             13
  1,000 Premenos Technology Corp.*                           10
  1,100 Premiere Technologies, Inc.*                         26
    800 Prism Solutions, Inc.*                                6
    800 Profit (The) Recovery Group
         International, Inc.*                                11
  1,900 Progress Software Corp.*                             38
  1,000 Project Software & Development, Inc.*                42
  1,700 Protein Design Labs, Inc.*                           41
  4,200 PSINET, Inc.*                                        53
  3,862 Pure Atria Corp.*                                   108
  5,100 Quarterdeck Corp.*                                   34
  1,000 Rainbow Technologies, Inc.*                          20
    500 Raptor Systems, Inc.*                                11
  1,800 Red Brick Systems, Inc.*                             42
  1,800 Remedy Corp.*                                        81
    500 Renaissance Solutions, Inc.*                         19
  5,500 RISCORP, Inc.*                                       24
  5,900 Rollins Truck Leasing Corp.                          71
    900 Romac International, Inc.*                           22
  1,800 RTW, Inc.*                                           29
  2,300 7th Level, Inc.*                                     11

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                Value
--------------------------------------------------------
    300 Sapient Corp.*                          $     12
  1,300 Scopus Technologies, Inc.*                    49
  1,500 Secure Computing Corp.*                       14
    500 Seque Software, Inc.*                          6
  2,300 Sitel Corp.*                                  45
    600 Smith Micro Software, Inc.*                    3
  1,300 Software 2000, Inc.*                          11
  6,700 Sotheby's Holdings, Inc., Class A            118
  4,300 Spectrum Holobyte, Inc.                       22
  1,000 SPSS, Inc.*                                   29
  1,900 Spyglass, Inc.*                               20
    500 SQA, Inc.*                                    14
  3,600 Stac, Inc.*                                   24
  1,600 State of the Art, Inc.*                       21
  5,000 Structural Dynamics Research Corp.*           97
  1,000 Summit Medical Systems*                        8
  3,800 SunRiver Corp.*                                9
  2,400 Sync Research, Inc.*                          47
  4,450 System Software Associates, Inc.              62
  2,400 Systems & Computer Technology Corp.*          35
  2,900 Systemsoft Corp.*                             53
  1,800 TCSI Corp.*                                   16
  2,800 Telxon Corp.                                  34
    565 Thermo TerraTech, Inc.*                        6
  1,650 Thermotrex Corp.*                             56
  3,400 Transaction Systems Architects, Inc.*        123
  3,000 Transcend Services, Inc.*                     18
    500 Unison Software, Inc.*                        12
  2,300 Vanstar Corp.*                                63
  1,300 Vantive Corp.                                 45
  1,600 Veritas DGC, Inc.*                            34
  1,550 Veritas Software Corp.*                       72
  1,400 Verity, Inc.*                                 23
  2,600 Viasoft, Inc.*                               118
  2,000 VideoServer, Inc.*                            98
  2,800 Viewlogic Systems, Inc.*                      28
  1,100 Visio Corp.*                                  54
  1,800 VISX Corp.*                                   42
    800 Volt Information Sciences, Inc.*              28
  1,697 Wackenhut Corp.                               28
  1,350 Wind River Systems*                           66
    600 Workgroup Technology Corp.*                    3
  2,800 Xircom, Inc.*                                 56

 Shares Description                                Value
--------------------------------------------------------
    400 Yahoo!, Inc.*                           $      8
    800 Zoran Corp.*                                  17
                                                --------
                                                   8,049
 REAL ESTATE--4.9%
  3,300 American Health Properties, Inc.              73
    700 American Homestar Corp.*                      13
  1,400 AMLI Residential Properties                   30
  2,000 Apartment Investment & Management Co.         50
  1,800 Associated Estates Realty Corp.               40
  4,600 Avalon Properties, Inc.                      118
  1,200 Avatar Holdings, Inc.*                        37
  1,800 Bay Apartment Communities, Inc.               59
  3,700 Beacon Properties Corp.                      117
  4,000 Berkshire Realty, Inc.                        38
  2,403 Bradley Real Estate Trust                     42
  2,300 Cali Realty Corp.                             65
  2,200 Camden Property Trust                         61
  3,200 Carr Realty Corp.                             83
  2,700 Castle & Cooke, Inc.*                         43
  2,000 Cavalier Homes, Inc.                          23
  2,600 CBL & Associates Properties, Inc.             64
  1,900 Centerpoint Properties Corp.                  52
  1,800 Chelsea GCA Realty, Inc.                      57
  2,800 Colonial Property Trust*                      75
  1,800 Columbus Realty Trust                         38
  2,700 Commercial Net Lease Realty, Inc.             39
  3,600 Cousins Properties, Inc.                      84
  4,200 Crown American Realty Trust                   32
  3,000 Developers Diversified Realty Corp.          101
  4,834 Doubletree Corp.*                            203
  4,500 Duke Realty Investments, Inc.                161
  3,900 Equity Inns, Inc.                             46
  2,900 Evans Withycombe Residential, Inc.            59
  2,200 Excel Realty Trust, Inc.                      50
  5,000 Federal Realty Investment Trust              130
  3,600 FelCor Suite Hotel, Inc.                     128
  3,800 First Industrial Realty Trust, Inc.          109
    600 Forest City Enterprises, Inc.                 32
  2,400 Gables Residential Trust                      64
  4,200 General Growth Properties, Inc.              117
  3,400 Glimcher Realty Trust                         66
  4,500 Health Care Property Investors, Inc.         154
  2,200 Health Care REIT, Inc.                        55
  1,800 Healthcare Realty Trust                       46

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                  Value
----------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 REAL ESTATE--CONTINUED
  3,600 Highwoods Properties, Inc.                $    111
  2,000 Irvine Apartment Communities, Inc.              49
  1,700 JDN Realty Co.                                  44
  2,100 JP Realty, Inc.                                 51
  4,400 Liberty Property Trust                         102
  2,900 Macerich Co.                                    67
  3,800 Manufactured Home Communities, Inc.             76
    900 Maxxam, Inc.*                                   42
  1,800 Mid-America Apartment Communities, Inc.         46
  2,300 Mills Corp.                                     48
  1,800 National Golf Properties, Inc.                  51
  2,400 Oasis Residential, Inc.                         50
  2,600 Paragon Group, Inc.                             41
  1,300 Pennsylvania REIT                               30
  3,400 Post Properties, Inc.                          131
  1,100 PRI Automation, Inc.*                           53
  2,500 Price Enterprises, Inc.*                        43
  1,400 Price REIT, Inc.                                49
  1,600 Regency Realty Corp.*                           38
  3,800 RFS Hotel Investors, Inc.                       64
  1,800 ROC Communities, Inc.                           45
  1,700 Saul Centers, Inc.                              26
  3,600 Shurguard Storage Centers, Inc.                 99
  3,125 South West Property Trust, Inc.                 50
  4,800 Spieker Properties, Inc.                       147
  1,400 Storage Trust Realty                            34
  3,100 Storage USA, Inc.                              117
  2,500 Summit Property, Inc.                           49
  1,900 Sun Communities, Inc.                           61
  4,800 Taubman Centers, Inc.                           56
  2,700 Thornburg Mortgage Asset Corp.                  47
  2,700 Town & Country Trust                            39
  1,900 Trinet Corporate Realty Trust                   65
  8,800 United Dominion Realty Trust                   130
  2,100 Urban Shopping Centers, Inc.                    55
  3,900 Vornado Realty Trust                           176
  1,700 Walden Residential Properties, Inc.             39
  4,900 Washington Real Estate Investment Trust         81
  1,700 Weeks Corp.                                     48
  2,700 Wellsford Residential Property Trust            65
  3,000 Western Investment Real Estate Trust            39
                                                  --------
                                                     5,508

 Shares Description                                 Value
---------------------------------------------------------
 RECREATIONAL AND LEISURE SERVICES--1.3%
    500 AMC Entertainment, Inc.*                 $     10
    500 Ameristar Casinos, Inc.*                        3
  1,100 Anchor Gaming*                                 46
  2,500 Argosy Gaming Corp.*                           14
  1,000 Ascent Entertainment Group, Inc.               17
  3,100 Authentic Fitness Corp.                        34
  6,300 Aztar Corp.*                                   46
    200 Bally's Grand, Inc.*                            7
  4,200 Boyd Gaming Corp.*                             34
  1,700 Carmike Cinemas, Inc.*                         46
  3,150 Casino America, Inc.*                          11
  4,300 Casino Magic Corp.*                            12
  2,300 Galoob (Lewis) Toys, Inc.*                     67
  1,000 GC Cos., Inc.*                                 35
  1,000 Harvey's Casino Resorts                        17
  2,600 Hollywood Casino Corp., Class A*               31
  2,217 K2, Inc.                                       58
  2,700 Lydall, Inc.*                                  61
    800 Movie Gallery, Inc.*                           11
    500 Penn National Gaming, Inc.*                    19
  1,400 Primadonna Resorts, Inc.*                      26
  4,900 Prime Hospitality Corp.*                       81
    600 Quintel Entertainment, Inc.*                    5
  3,662 Regal Cinemas, Inc.*                          119
  2,900 Rio Hotel & Casino, Inc.*                      44
  5,200 Savoy Pictures Entertainment, Inc.*            18
  2,100 Scientific Games Holdings Corp.*               55
  2,500 Showboat, Inc.                                 47
  1,950 Shuffle Master, Inc.*                          19
  1,600 Skyline Corp.                                  42
  1,500 Sodak Gaming, Inc.*                            24
  2,300 Spelling Entertainment Group, Inc.*            18
  3,400 Sports & Recreation, Inc.*                     29
  3,800 Starsight Telecast Co.*                        29
  3,200 Station Casinos, Inc.*                         34
  1,700 Stratosphere Corp.*                             2
  1,650 Studio Plus Hotels*                            29
  3,000 Trump Hotels and Casino Resorts, Inc.*         42
  6,100 Tyco Toys, Inc.*                               72
    800 White River Corp.*                             43
  2,900 WMS Industries, Inc.*                          73
                                                 --------
                                                    1,430

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value
------------------------------------------------------
 RESEARCH AND CONSULTING SERVICES--1.3%
  5,800 Advance Tissue Science, Inc.*         $     70
  1,700 Agouron Pharmaceuticals, Inc.*              93
  3,200 Air & Water Technologies Corp.*             20
  2,600 Alliance Entertainment Corp.*                6
 10,400 Aura Systems, Inc.*                         26
  7,100 Bio-Technology General Corp.*               65
  4,300 Columbia Laboratories, Inc.*                52
    675 Computer Management Sciences, Inc.*         11
  7,700 Cytogen Corp.*                              42
  2,800 Dames & Moore, Inc.                         38
  4,300 Data Broadcasting Corp.*                    33
    500 Data Processing Resources Corp.*             9
    700 Eagle River Interactive, Inc.*               4
  1,600 GRC International, Inc.*                    24
  3,300 ImCrone Systems, Inc.*                      34
  3,300 Jacobs Engineering Group, Inc.*             80
  4,900 Liposome Technology, Inc.*                  88
  2,100 Mercer International, Inc.*                 25
  3,000 Mycogen Corp.*                              50
  1,900 NeoPath, Inc.*                              34
  1,500 NFO Research, Inc.*                         33
  3,400 OHM Corp.*                                  29
  1,980 Organogenesis, Inc.*                        41
  1,200 Parexel International Corp.*                62
  2,345 Pharmaceutical Product
         Development, Inc.*                         52
  6,000 Scios-Nova, Inc.*                           35
  1,800 Spacelabs Medical, Inc.*                    36
  1,300 Stone & Webster, Inc.                       42
  5,050 Summit Technology, Inc.*                    27
  8,500 Symantec Corp.*                            126
  2,400 Technology Solutions Co.*                  108
  3,200 U.S. Bioscience, Inc.*                      38
                                              --------
                                                 1,433
 RETAIL--4.5%
  1,900 Aaron Rents, Inc.                           27
    570 Alexander's, Inc.*                          41
    700 American Eagle Outfitters, Inc.*            17
  4,500 Americredit Corp.*                          89
  3,600 AnnTaylor Stores, Inc.*                     73
  3,912 Apple South, Inc.                           58
  2,800 Arbor Drugs, Inc.                           72
  1,800 Baby Superstores, Inc.*                     50

 Shares Description                                   Value
-----------------------------------------------------------
  4,900 Best Buy, Inc.*                            $     62
  1,400 Blair Corp.                                      27
  6,500 Bombay Company, Inc.*                            31
  1,800 Books-a-Million, Inc.*                           12
    300 Buckle, Inc.*                                     8
  7,540 Buffets, Inc.*                                   70
  2,800 Burlington Coat Factory Warehouse*               34
  2,500 Carson Pirie Scott & Co.*                        65
  5,000 Cash America International, Inc.                 39
  4,100 Cato Corp.                                       20
 14,700 Charming Shoppes, Inc.*                          75
  2,900 CKE Restaurants, Inc.                            89
  7,450 Claire's Stores, Inc.                           120
  8,600 CML Group, Inc.                                  34
  1,800 Cole National Corp.*                             47
  1,930 Consolidated Products, Inc.*                     35
    268 Dart Group Corp.                                 25
    983 Delchamps, Inc.                                  20
  2,800 Dress Barn, Inc.*                                40
  3,100 Duty Free International, Inc.                    49
  2,500 Fabri-Centers of America, Inc., Class A*         39
  6,500 Family Dollar Stores, Inc.                      122
  7,000 Fedders Corp.                                    40
  7,200 Fingerhut Cos., Inc.                             90
  6,000 Foodmaker, Inc.*                                 55
  2,200 Friedmans, Inc., Class A*                        30
  2,200 Garden Ridge Corp.*                              18
  3,900 Gymboree Corp.*                                 110
  3,700 Hancock Fabrics, Inc.                            34
  9,000 HEARx Ltd.*                                      17
  5,300 Hechinger Co.                                    15
  3,300 Hollywood Entertainment Corp.*                   66
  1,200 Ingles Markets, Inc.                             17
  2,950 Just For Feet, Inc.*                             70
  1,100 L.L. Knickerbocker Co.*                          10
  2,500 Lands' End, Inc.                                 68
  2,200 Longs Drug Stores, Inc.                         110
  4,000 Mac Frugal's Bargains Close-Outs, Inc.*          99
    800 Mafco Consolidated Group*                        23
  1,300 Mail Boxes Etc.*                                 29
  1,775 Men's (The) Warehouse, Inc.*                     41
  4,100 Meyer (Fred), Inc.*                             137
  3,100 Michael's Stores, Inc.*                          31
  2,300 National Media Corp.*                            18

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                   Value
-----------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 RETAIL--CONTINUED
  2,623 Natures Sunshine Products, Inc.            $     53
  2,900 NPC International, Inc.*                         24
    800 O'Reilly Automotive, Inc.*                       27
  6,900 Payless Cashways, Inc.*                          12
  2,150 Petco Animal Supplies, Inc.*                     47
  4,400 Petroleum Heat & Power, Inc.                     31
  6,435 Pier I Imports, Inc.                             88
  2,400 Proffitt's, Inc.*                                97
  1,500 Quality Food Centers, Inc.*                      57
  1,600 Regis Corp.*                                     40
  2,400 Renters Choice, Inc.*                            44
  3,800 Ross Stores, Inc.                               193
 15,700 Service Merchandise Co., Inc.*                   86
  3,000 Shopko Stores, Inc.                              47
  2,750 Showbiz Pizza Time, Inc.*                        45
  3,098 Smith Food & Drug Centers, Inc., Class B         94
  2,100 Sonic Corp.*                                     48
  4,900 Sports Authority, Inc.*                         121
  2,900 Stanhome, Inc.                                   79
  1,550 Stein Mart, Inc.*                                30
  1,220 Strawbridge & Clothier, Class A                  20
  7,700 Stride Rite Corp.                                77
  9,300 Thrifty PayLess Holdings, Inc.*                 238
  3,800 U.S. Office Products Co.*                       118
  5,500 Universal Corp.                                 158
  1,200 Urban Outfitters, Inc.*                          18
  1,500 Valmont Industries, Inc.                         59
  1,700 Value City Department Stores, Inc.*              22
  4,900 Waban, Inc.*                                    129
  1,200 West Marine, Inc.*                               40
    900 Wet Seal, Inc.*                                  20
  2,200 Whole Foods Market, Inc.*                        50
  2,900 Williams-Sonoma, Inc.*                          101
  1,300 Wilmar Industries, Inc.*                         30
  5,000 Zale Corp.*                                      99
                                                   --------
                                                      5,060
 RUBBER AND PLASTICS--0.7%
  2,200 ACX Technologies, Inc.*                          40
  2,100 Carlisle Cos., Inc.                             121
  2,500 Foamex International, Inc.*                      42
  1,500 Furon Co.                                        31
    800 Liqui-Box Corp.                                  26

 Shares Description                                Value
------------------------------------------------------------
  2,195 Myers Industries, Inc.*                 $     33
  2,200 O'Sullivan Corp.                              24
  1,300 Park Ohio Industries, Inc.*                   19
  1,200 Rogers Corp.*                                 33
  3,500 Sola International, Inc.*                    123
  2,500 Spartech Corp.                                27
  1,300 Tredegar Industries, Inc.                     52
  4,200 TRINOVA Corp.                                153
  2,000 West Co., Inc.                                57
                                                --------
                                                     781
 SANITARY SERVICES--0.3%
  9,400 Allied Waste Industries, Inc.*                85
  2,800 Centennial Cellular Corp.*                    33
  1,500 Continental Waste Industries, Inc.*           40
 10,500 Rollins Environmental Services, Inc.*         21
  9,100 Safety-Kleen Corp.                           144
    600 Superior Services, Inc.*                      10
                                                --------
                                                     333
 SERVICE INDUSTRY MACHINERY--0.4%
  1,900 Applied Power, Inc.                           69
  2,450 Commercial Intertech Corp.                    25
    600 Greenwich Air Services, Inc.                  15
  1,600 Scotsman Industries, Inc.                     37
  1,500 Tennant Co.                                   37
  5,675 United States Filter Corp.*                  194
  1,575 Wynn's International, Inc.                    46
                                                --------
                                                     423
 SOCIAL SERVICES--0.3%
    547 Berlitz International, Inc.*                  11
  2,100 DeVry, Inc.*                                  94
  5,600 National Education Corp.*                     79
  2,618 Omega Healthcare Investors, Inc.              85
  1,000 Youth Services International, Inc.*           13
                                                --------
                                                     282
 STEEL PRODUCTS--1.3%
  2,000 Acme Metals, Inc.*                            42
  1,500 Amcast Industrial Corp.                       35
 13,700 Armco, Inc.*                                  62
  4,500 Birmingham Steel Corp.                        79
  2,800 Brush Wellman, Inc.                           47
  2,400 Carpenter Technology Corp.                    85
  1,000 Chaparral Steel Co.                           13
  1,100 Coastcast Corp.*                              17

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                           Value
---------------------------------------------------
  1,600 Commonwealth Aluminum Corp.        $     26
    400 Curtiss Wright Corp.                     20
  2,200 Geneva Steel Co.*                         8
    500 Gibraltar Steel Corp.*                   12
  2,400 Handy & Harman                           40
  1,000 Huntco, Inc., Class A                    16
  1,800 IMCO Recycling, Inc.                     29
  3,100 Intermet Corp.*                          41
  3,100 J & L Specialty Steel, Inc.              38
  1,700 Kaiser Aluminum Corp.*                   18
  3,100 Lone Star Technologies, Inc.             55
  2,600 Lukens, Inc.                             48
  2,700 Mueller Industries, Inc.*               106
  3,700 National Steel Corp., Class B*           35
  3,200 Oregon Steel Mills, Inc.                 55
  3,150 Precision Castparts Corp.               148
  1,300 Reliance Steel & Aluminum Co.            49
  1,500 Rouge Steel Co.                          32
    700 Schnitzer Steel Industries, Inc.         19
    900 Shiloh Industries, Inc.*                 15
  1,900 Standex International Corp.              59
  1,250 Steel Technologies, Inc.                 16
  1,700 Texas Industries, Inc.                   97
  4,000 UNR Industries, Inc.                     28
  1,000 WCI Steel, Inc.*                         10
  4,000 WHX Corp.*                               38
                                           --------
                                              1,438
 TEXTILES--0.6%
  4,000 Albany International Corp.               89
  9,800 Burlington Industries, Inc.*            107
  3,400 Cone Mills Corp.*                        28
    800 Fab Industries, Inc.                     21
  1,582 Fieldcrest Cannon, Inc.*                 23
  1,898 Guilford Mills, Inc.                     49
  3,000 Interface, Inc.                          59
  4,100 Phillips-Van Heusen                      53
  1,200 Quiksilver, Inc.*                        24
  4,100 Ruddick Corp.                            54
  2,200 Springs Industries, Inc.                102
  2,700 West Point Stevens, Inc.*                81
                                           --------
                                                690
 TRANSPORTATION PARTS AND EQUIPMENT--2.3%
  2,500 AAR Corp.                                75

 Shares Description                                  Value
----------------------------------------------------------
  1,400 ABC Rail Products Corp.*                  $     28
  2,200 APS Holding Corp.                               42
  3,850 Arctic Cat, Inc.                                37
  1,700 Armor All Products Corp.                        32
  3,500 Arvin Industries, Inc.                          83
  2,700 Aviall, Inc.                                    27
  2,200 Borg Warner Automotive, Inc.                    88
  2,200 Breed Technologies, Inc.                        59
  1,100 Cannondale Corp.*                               21
  2,700 Chancellor Corp.*                               78
  2,300 Coachmen Industries, Inc.                       59
 10,800 Collins & Aikman Corp.*                         65
  1,300 Copart, Inc.*                                   23
  1,500 Detroit Diesel Corp.*                           30
  1,200 Eaton Vance Corp.                               52
  2,900 Exide Corp.                                    .74
  2,300 Fairchild Corp.*                                38
  5,500 Federal-Mogul Corp.                            122
  4,100 Gencorp, Inc.                                   76
  2,300 Huffy Corp.                                     32
  4,700 Mesa Airlines, Inc.*                            46
 11,800 Navistar International Corp.*                  112
  2,600 OEA, Inc.                                      105
  4,200 Orbital Sciences Corp.*                         81
  2,104 Pacific Scientific Co.                          24
  4,300 Polaris Industries, Inc.                        94
  3,300 Rohr, Inc.*                                     58
  1,300 Sequa Corp.*                                    52
  2,800 Simpson Industries, Inc.                        29
  2,400 Smith (A.O.) Corp.                              71
  2,225 Standard Products Co.                           51
  2,800 Stant Corp.                                     35
  4,900 Stewart & Stevenson Services, Inc.             121
  3,300 Superior Industries International, Inc.         83
  2,700 Teleflex, Inc.                                 134
  2,900 Thiokol Corp.                                  133
    889 Thor Industries, Inc.                           21
  2,525 Titan Wheel International, Inc.                 33
    900 Tower Automotive, Inc.                          29
  3,000 Wabash National Corp.                           53
  1,500 Walbro Corp.                                    30
  3,200 Westinghouse Air Brake Co.                      36
  2,500 Winnebago Industries, Inc.                      19
                                                  --------
                                                     2,591

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands, except shares)

 Shares Description                                    Value
------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 TRANSPORTATION SERVICES--1.8%
  2,600 Air Express International Corp.             $     85
  3,100 Airborne Freight Corp.                            67
  2,200 Alaska Air Group, Inc.*                           53
  7,630 America West Airlines, Inc.*                     112
  3,600 American Freightways, Inc.*                       37
  3,500 APL Ltd.                                          84
  3,100 Arnold Industries, Inc.                           49
  3,700 Atlantic Southeast Airlines, Inc.                 84
  1,800 Covenant Transportation, Inc., Class A*           27
    400 Eagle USA Airfreight, Inc.*                       11
  1,900 Expeditors International of
         Washington, Inc.                                 85
  1,458 First Source Corp.                                34
    600 Florida East Coast Industries, Inc.               53
  1,553 Frozen Food Express Industries, Inc.              15
  3,100 GATX Corp.                                       155
  7,900 Greyhound Lines, Inc.*                            31
  1,800 Harper Group, Inc.                                41
  2,739 Heartland Express, Inc.*                          65
  3,600 Hunt (J.B.) Transportation Services, Inc.         50
  4,100 Kirby Corp.*                                      81
    400 Knight Transportation, Inc.*                       9
  1,500 M.S. Carriers, Inc.*                              29
    900 Midwest Express Holdings, Inc.*                   30
  3,100 Offshore Logistics, Inc.*                         62
  4,800 OMI Corp.*                                        37
  4,400 Overseas Shipholding Group, Inc.                  70
    900 Oxford Resources Corp., Class A*                  23
  3,200 Pittston Burlington Group                         63
  1,600 Railtex, Inc.*                                    40
  2,300 Roadway Express, Inc.                             38
  1,300 Skywest, Inc.                                     19
  1,800 Swift Transportation Co., Inc.*                   43
  2,900 Trans World Airlines, Inc.*                       22
  3,450 USFreightways, Corp.*                             89
  5,600 ValuJet, Inc.*                                    50
  3,350 Werner Enterprises, Inc.                          54
  1,300 Western Pacific Airlines, Inc.*                   11
  1,900 Xtra Corp.                                        80
  3,500 Yellow Corp.*                                     53
                                                    --------
                                                       2,041

 Shares Description                            Value
----------------------------------------------------
 WATER SUPPLY--0.4%
  1,200 Aquarion Co.                         $    30
  1,063 California Water Service Co.              42
  2,600 Culligan Water Technologies, Inc.*        97
  1,300 E'Town Corp.                              39
    700 Pennsylvania Enterprises, Inc.*           31
  2,700 Philadelphia Suburban Corp.               50
  1,360 Southern California Water Co.             32
  3,852 United Water Resources, Inc.              59
  1,200 Western Water Co.*                        22
                                             -------
                                                 402
 WHOLESALE--1.4%
  3,185 Arch Communications Group, Inc.*          35
  1,900 Bearings, Inc.                            52
  1,400 Bindley Western Industries, Inc.          25
  1,750 BMC West Corp.*                           21
  4,000 Caraustar Industries, Inc.               136
  4,000 Casey's General Stores, Inc.              69
  1,756 Castle (A. M.) & Co.                      32
        Cellular Communications of Puerto
  1,900  Rico, Inc.*                              40
  1,866 Commercial Metals Co.                     59
  3,700 Compucom Systems, Inc.*                   43
    400 Culbro Corp.*                             23
    600 Daisytek International Corp.*             21
  1,500 Discount Auto Parts, Inc.*                38
  2,600 Egghead, Inc.*                            16
  2,838 Foxmeyer Corp.*                            6
  1,162 Getty Petroleum Corp.                     19
  5,800 Handleman Co.                             48
    900 Hughes Supply, Inc.                       39
  3,100 Immunex Corp.*                            42
  2,800 International Multifoods Corp.            44
  1,800 JP Foodservice, Inc.*                     44
  3,200 Kaman Corp.                               40
  3,800 Kent Electronics Corp.*                   99
  1,200 Lawson Products, Inc.                     26
  2,700 Marshall Industries*                      84
  2,450 Microage, Inc.*                           55
  1,900 Nash-Finch Co.                            36

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                         Value
-----------------------------------------------------------------
  4,400 Owens & Minor, Inc.                              $     46
  1,800 Patterson Dental Co.*                                  47
  1,500 Peak (The) Technologies Group*                         17
  1,700 Russ Berrie & Co., Inc.                                30
  4,075 Rykoff-Sexton, Inc.                                    59
  2,400 Sciclone Pharmaceuticals, Inc.*                        20
  1,700 Smart & Final, Inc.                                    37
  4,100 TBC Corp.*                                             30
  2,300 United Stationers, Inc.*                               47
  3,100 VWR Corp.*                                             48
                                                         --------
                                                            1,573
-----------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $93,126)                                         $105,786
-----------------------------------------------------------------
 WARRANTS--0.0%
    247 Aquila Biopharmaceuticals, Inc., Exp.12/03/96*   $      0
        Milicom American Satellite Corp.,
    350  Exp. 06/30/99*                                         0
        PerSeptive Biosystems, Inc.,
     57  Exp. 08/08/97*                                         0
-----------------------------------------------------------------
 TOTAL WARRANTS
  (Cost $0)                                              $      0
-----------------------------------------------------------------
 OTHER--0.0%
  2,000 Escrow CFS Group, Inc.*                          $      0
  1,400 Escrow Millicom, Inc.*                                  0
    900 Escrow Northeast Bancorp, Inc.*                         0
  2,790 Escrow Statesman Group, Inc.*                           0
  1,700 Escrow Takecare, Inc.*                                  0
-----------------------------------------------------------------
 TOTAL OTHER
  (Cost $0)                                              $      0
-----------------------------------------------------------------

 Principal Amount Description                            Value
--------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--0.2%
                  U.S. Treasury Bills #
 $   70           4.89% Due 01/09/97                  $     69
     25           4.93% Due 01/09/97                        25
     80           4.96% Due 01/09/97                        79
     40           5.11% Due 01/09/97                        39
--------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $212)                                         $    212
--------------------------------------------------------------
 SHORT-TERM INVESTMENT--6.1%
                  Berliner Handels und Frankfurter,
                  Grand Cayman
 $6,868           5.688% Due 12/02/96                 $  6,868
--------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $6,868)                                       $  6,868
--------------------------------------------------------------
 TOTAL INVESTMENTS--99.8%
  (Cost $100,206)                                     $112,866
--------------------------------------------------------------
 Assets, less other liabilities--0.2%                      259
--------------------------------------------------------------
 NET ASSETS--100.0%                                   $113,125
--------------------------------------------------------------
--------------------------------------------------------------

OPEN FUTURES CONTRACTS:

                NUMBER OF     CONTRACT     CONTRACT      CONTRACT      UNREALIZED
    TYPE        CONTRACTS      AMOUNT      POSITION     EXPIRATION        GAIN
---------------------------------------------------------------------------------
RUSSELL 2000       40          $6,935        Long        12/20/96         $172
---------------------------------------------------------------------------------

*Non-income producing security.

#Securities pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1996
(All amounts in thousands, except net asset value per unit)

                                                                                                                   SMALL
                                                                   DIVERSIFIED  EQUITY    FOCUSED  INTERNATIONAL  COMPANY
                                                         BALANCED    GROWTH      INDEX    GROWTH      GROWTH       INDEX
                                                         PORTFOLIO  PORTFOLIO  PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at cost                        $44,220   $106,566   $541,910  $ 94,277    $135,257    $100,206
--------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value                       $51,448   $142,731   $736,364  $114,043    $139,480    $112,866
Cash                                                          143          2          7         2          --           4
Receivables:
 Dividends and interest                                       293        200      1,557        65         143         109
 Foreign tax reclaims                                          --         --         --        --         217          --
 Fund units sold                                               15         --        108        24           5          --
 Investment securities sold                                   143         --         --        --       4,297         158
 Administrator                                                  6          8         23         7           2           8
Deferred organization costs, net                               20         15         15        27          33          14
Other assets                                                    1         --          2        --           1           1
--------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                               52,069    142,956    738,076   114,168     144,178     113,160
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to custodian                                               --         --         --        --         684          --
Payable for:
 Fund units redeemed                                           52         --        119        27           5          --
 Investment securities purchased                              596        382         27       150       5,075          --
Accrued expenses:
 Advisory fees                                                 21         63         58        73          89          18
 Administration fees                                            4         11         58         9          11           9
 Custodian fees                                                 2          2         23         1          13          --
 Transfer agent fees                                            1          1         11         1           1           1
Other liabilities                                               7          9         42         8          24           7
--------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                             683        468        338       269       5,902          35
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $51,386   $142,488   $737,738  $113,899    $138,276    $113,125
--------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital                                           $42,854    $90,550   $508,982   $82,474    $130,284     $86,770
Accumulated undistributed net investment income                49      1,355        468       111         720       1,159
Accumulated net realized gain on investments, options
 and futures                                                1,255     14,418     32,457    11,548       3,034      12,364
Net unrealized appreciation on investments and futures      7,228     36,165    195,831    19,766       4,223      12,832
Net unrealized gain on translation of other assets and
 liabilities denominated in foreign currencies                 --         --         --        --          15          --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $51,386   $142,488   $737,738  $113,899    $138,276    $113,125
--------------------------------------------------------------------------------------------------------------------------
Total units outstanding (no par value), unlimited units
 authorized
 Class A                                                    3,690      9,892     40,255     7,337      12,998       8,081
 Class C                                                      490         --      3,213       483          --          --
 Class D                                                       19         30        477        46           9          19
--------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per unit
 Class A                                                   $12.24     $14.36     $16.79    $14.48      $10.63      $13.97
 Class C                                                   $12.24         --     $16.79    $14.47          --          --
 Class D                                                   $12.23     $14.26     $16.77    $14.37      $10.54      $13.96
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1996
(All amounts in thousands)

                                                                                     SMALL
                                    DIVERSIFIED  EQUITY     FOCUSED  INTERNATIONAL  COMPANY
                          BALANCED    GROWTH      INDEX     GROWTH      GROWTH       INDEX
                          PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                  $  397     $ 2,151   $ 12,910    $   927     $ 2,149     $ 1,638
Interest                    1,256         146      1,191        116         293         141
--------------------------------------------------------------------------------------------
TOTAL INCOME                1,653       2,297     14,101      1,043       2,442(a)    1,779
--------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees      363       1,118      1,810      1,116       1,362         424
Administration fees           114         310        780        250         305         258
Custodian fees                 21          27        154         22         170          67
Transfer agent fees             9          14         92         13          14          12
Registration fees              17          25         42         23          46          27
Professional fees               5          15         45          5          14           9
Trustee fees                    2           4         18          2           6           5
Amortization of deferred
 organization costs            10          13         13         17          15          13
Unitholder Servicing
 Fees                           7           1         54          4          --          --
Other                          10          16         86         14          17          20
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                558       1,543      3,094      1,466       1,949         835
Less voluntary waivers
 of:
 Investment advisory
  fees                       (136)       (349)    (1,207)      (305)       (272)       (212)
 Administration fees          (69)       (171)      (176)      (148)       (169)       (152)
Less: Expenses reimburs-
 able by Administrator        (66)        (98)      (307)       (80)        (55)       (135)
--------------------------------------------------------------------------------------------
Net expenses                  287         925      1,404        933       1,453         336
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       1,366       1,372     12,697        110         989       1,443
Net realized gains on:
 Investment transactions    1,703      14,070     30,814     11,332       8,918      12,772
 Futures transactions          --          --      5,198        140          --          74
 Foreign currency trans-
  actions                      --          --         --         --          24          --
 Options                      131         383         --         76          --          --
Net change in unrealized
 appreciation on
 investments and futures    2,874      10,529    100,945      5,017       3,186         976
Net change in unrealized
 losses on translation
 of other assets and li-
 abilities denominated
 in
 foreign currencies            --          --         --         --         (22)         --
--------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS RESULTING FROM
 OPERATIONS                $6,074     $26,354   $149,654    $16,675     $13,095     $15,265
--------------------------------------------------------------------------------------------

(a) Net of $119 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1996 and 1995
(All amounts in thousands)

                                            Balanced       Diversified Growth
                                            Portfolio           Portfolio
                                         ----------------  --------------------
                                          1996     1995      1996       1995
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                   $ 1,366  $ 1,217  $   1,372  $   1,779
 Net realized gains (losses) on invest-
  ments, options,
 futures, and foreign currency transac-
  tions                                    1,834      587     14,453      3,960
 Net change in unrealized appreciation
  (depreciation) on:
 Investments and futures transactions      2,874    4,957     10,529     27,492
 Forward foreign currency contracts           --       --         --         --
 Net change in unrealized gains (loss-
  es) on translations of other assets
  and liabilities denominated in for-
  eign currencies                             --       (5)        --        364
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                 6,074    6,756     26,354     33,595
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A UNITHOLDERS
 FROM:
 Net investment income                    (1,231)  (1,221)    (1,750)    (1,361)
 Net realized gain on investment and
  futures transactions                        --       --     (1,919)        --
--------------------------------------------------------------------------------
Total distributions to Class A
 unitholders                              (1,231)  (1,221)    (3,669)    (1,361)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C UNITHOLDERS:
 Net investment income                      (132)      --         --         --
 Net realized gain on investment and
  futures transactions                        --       --         --         --
--------------------------------------------------------------------------------
Total distributions to Class C
 unitholders                                (132)      --         --         --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D UNITHOLDERS:
 Net investment income                        (2)      --         (2)        (1)
 Net realized gain on investment and
  futures transactions                        --       --         (3)        --
--------------------------------------------------------------------------------
Total distributions to Class D
 unitholders                                  (2)      --         (5)        (1)
--------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of units          11,431   10,695     14,860     32,849
 Reinvested distributions                  1,076    1,179      3,424      1,264
 Cost of units redeemed                  (10,419)  (9,974)   (45,585)   (84,547)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A unit transac-
 tions                                     2,088    1,900    (27,301)   (50,434)
--------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of units           6,132       --         --         --
 Reinvested distributions                    132       --         --         --
 Cost of units redeemed                     (797)      --         --         --
--------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class C unit transactions            5,467       --         --         --
--------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of units             232       --        227        185
 Reinvested distributions                      2       --          5         --
 Cost of units redeemed                       (9)      --        (75)       (35)
--------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class D unit transactions              225       --        157        150
--------------------------------------------------------------------------------
Net increase (decrease)                   12,489    7,435     (4,464)   (18,051)
Net assets--beginning of year             38,897   31,462    146,952    165,003
--------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                  $51,386  $38,897  $ 142,488  $ 146,952
--------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVEST-
 MENT INCOME                                 $49      $48     $1,355     $1,735
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

   Equity Index         Focused Growth       International      Small Company
     Portfolio             Portfolio       Growth Portfolio    Index Portfolio
---------------------  ------------------  ------------------  -----------------
  1996        1995       1996      1995      1996        1995    1996     1995
---------------------------------------------------------------------------------
$  12,697   $   9,656  $    110  $    349  $    989  $  1,794  $  1,443  $ 1,130
   36,012      13,989    11,548     5,691     8,942    (4,915)   12,846    5,913
  100,945      94,961     5,017    13,082     3,186       754       976   13,771
       --          --        --        --        --       (62)       --       --
       --          --        --       (24)      (22)       35        --       --
---------------------------------------------------------------------------------
  149,654     118,606    16,675    19,098    13,095    (2,394)   15,265   20,814
---------------------------------------------------------------------------------
  (11,982)     (9,464)     (317)     (147)   (2,919)     (684)   (1,002)  (1,027)
  (15,194)     (5,459)   (1,293)       --        --      (510)   (5,764)  (3,919)
---------------------------------------------------------------------------------
  (27,176)    (14,923)   (1,610)     (147)   (2,919)   (1,194)   (6,766)  (4,946)
---------------------------------------------------------------------------------
     (603)        (93)       --        --        --        --        --       --
     (570)         --        --        --        --        --        --       --
---------------------------------------------------------------------------------
   (1,173)        (93)       --        --        --        --        --       --
---------------------------------------------------------------------------------
      (60)         (6)       (2)       --        (1)       --        (1)      --
      (26)         --        (8)       --        --        --        (2)      --
---------------------------------------------------------------------------------
      (86)         (6)      (10)       --        (1)       --        (3)      --
---------------------------------------------------------------------------------
  338,095     216,653    32,348    27,342    28,193    63,136    28,946   17,266
   24,880      13,649     1,413       100     2,297       962     6,297    4,615
 (279,296)   (135,290)  (27,923)  (18,063)  (51,182)  (45,016)  (25,770) (19,967)
---------------------------------------------------------------------------------
   83,679      95,012     5,838     9,379   (20,692)   19,082     9,473    1,914
---------------------------------------------------------------------------------
   52,571      18,118     6,934        --        --        --        --       --
    1,029          94        --        --        --        --        --       --
  (25,869)       (427)     (598)       --        --        --        --       --
---------------------------------------------------------------------------------
   27,731      17,785     6,336        --        --        --        --       --
---------------------------------------------------------------------------------
     6392         762       168       459        71        24       223       43
       86           6        10        --        --        --         3       --
     (332)         (6)      (96)       (2)       (2)       (6)      (13)      (2)
---------------------------------------------------------------------------------
    6,146         762        82       457        69        18       213       41
---------------------------------------------------------------------------------
  238,775     217,143    27,311    28,787   (10,448)   15,512    18,182   17,823
  498,963     281,820    86,588    57,801   148,724   133,212    94,943   77,120
---------------------------------------------------------------------------------
$ 737,738   $ 498,963  $113,899  $ 86,588  $138,276  $148,724  $113,125  $94,943
---------------------------------------------------------------------------------
     $468        $416      $111      $320      $720    $2,579    $1,159     $724
---------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                          Balanced Portfolio
                          ---------------------------------------------------------
                                       Class A                   Class C   Class D
                          -------------------------------------  --------  --------
                           1996     1995      1994     1993 (a)  1996 (b)  1996 (c)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 11.05  $  9.50  $  10.22   $ 10.00   $ 11.12   $ 11.34
Income (Loss) from in-
 vestment operations:
 Net investment income       0.34     0.34      0.24      0.09      0.29      0.22
 Net realized and
  unrealized gain (loss)
  on investments and op-
  tions                      1.19     1.55     (0.72)     0.22      1.12      0.96
-----------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.53     1.89     (0.48)     0.31      1.41      1.18
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (0.34)   (0.34)    (0.22)    (0.09)    (0.29)    (0.29)
 Net realized gain on
  investments and op-
  tions                        --       --     (0.02)       --        --        --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                (0.34)   (0.34)    (0.24)    (0.09)    (0.29)    (0.29)
-----------------------------------------------------------------------------------
Net increase (decrease)      1.19     1.55     (0.72)     0.22      1.12      0.89
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 12.24  $ 11.05  $   9.50   $ 10.22   $ 12.24   $ 12.23
-----------------------------------------------------------------------------------
Total return (d)            14.07%   20.22%    (4.76)%    3.12%    12.72%    10.55%
Ratio to average net as-
 sets of: (e)
 Expenses, net of waiv-
  ers and reimbursements     0.61%    0.61%     0.61%     0.61%     0.85%     1.00%
 Expenses, before waiv-
  ers and reimbursements     1.20%    1.28%     1.50%     1.62%     1.44%     1.59%
 Net investment income,
  net of waivers and re-
  imbursements               3.03%    3.36%     2.56%     2.20%     2.80%     2.78%
 Net investment income,
  before waivers and re-
  imbursements               2.44%    2.69%     1.68%     1.19%     2.21%     2.19%
Portfolio turnover rate    104.76%   93.39%    75.69%    35.03%   104.76%   104.76%
Average commission rate
 per share                $0.0718       NA        NA        NA   $0.0718   $0.0718
Net assets at end of pe-
 riod (in thousands)      $45,157  $38,897  $ 31,462   $15,928   $ 5,997   $   232
-----------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Class C units were issued on December 29, 1995.
(c) Class D units were issued on February 20, 1996.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,


                                         Diversified Growth Portfolio
                          ------------------------------------------------------------------
                                        Class A                            Class D
                          ---------------------------------------  -------------------------
                            1996      1995      1994     1993 (a)   1996     1995   1994 (b)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  12.20  $   9.88  $  10.65   $  10.00  $ 12.16  $ 9.88   $10.41
Income (Loss) from in-
 vestment operations:
 Net investment income        0.14      0.15      0.09       0.09     0.11    0.11     0.01
 Net realized and
  unrealized gain (loss)
  on investments
  and options                 2.33      2.26     (0.83)      0.65     2.29    2.25    (0.54)
---------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        2.47      2.41     (0.74)      0.74     2.40    2.36    (0.53)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.15)    (0.09)    (0.01)     (0.09)   (0.14)  (0.08)      --
 Net realized gain on
  investments and op-
  tions                      (0.16)       --     (0.02)        --    (0.16)     --       --
---------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.31)    (0.09)    (0.03)     (0.09)   (0.30)  (0.08)      --
---------------------------------------------------------------------------------------------
Net increase (decrease)       2.16      2.32     (0.77)      0.65     2.10    2.28    (0.53)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  14.36  $  12.20  $   9.88   $  10.65  $ 14.26  $12.16   $ 9.88
---------------------------------------------------------------------------------------------
Total return (c)             20.83%    24.55%    (6.98)%     7.38%   20.39%  24.19%   (5.14)%
Ratio to average net as-
 sets of: (d)
 Expenses, net of waiv-
  ers and reimbursements      0.66%     0.69%     0.67%      0.71%    1.05%   1.08%    1.05%
 Expenses, before waiv-
  ers and reimbursements      1.10%     1.12%     1.08%      1.13%    1.49%   1.51%    1.46%
 Net investment income,
  net of waivers and
  reimbursements              0.98%     1.16%     0.77%      1.04%    0.59%   0.73%    0.94%
 Net investment income,
  before waivers and
  reimbursements              0.54%     0.73%     0.35%      0.62%    0.15%   0.30%    0.53%
Portfolio turnover rate      59.99%    81.65%    78.94%    140.88%   59.99%  81.65%   78.94%
Average commission rate
 per share                $ 0.0655        NA        NA         NA  $0.0655      NA       NA
Net assets at end of pe-
 riod (in thousands)      $142,055  $146,731  $164,963   $199,053  $   433  $  221   $   40
---------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,


                                                     Equity Index Portfolio
                          ------------------------------------------------------------------------------------
                                        Class A                       Class C                Class D
                          --------------------------------------  -----------------  -------------------------
                            1996      1995      1994    1993 (a)   1996    1995 (b)   1996     1995   1994 (c)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-   $  13.86  $  10.60  $  10.78  $  10.00  $ 13.86  $ 13.43   $ 13.83  $10.60   $10.96
 NING OF PERIOD
Income (Loss) from in-
 vestment
 operations:
 Net investment income        0.31      0.30      0.27      0.22     0.28     0.05      0.27    0.25     0.02
 Net realized and
  unrealized gain (loss)
  on investments and
  futures                     3.36      3.47     (0.18)     0.78     3.35     0.45      3.36    3.47    (0.31)
---------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        3.67      3.77      0.09      1.00     3.63     0.50      3.63    3.72    (0.29)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.31)    (0.30)    (0.27)    (0.22)   (0.27)   (0.07)    (0.26)  (0.28)   (0.07)
 Net realized gain on
  investments and
  futures                    (0.43)    (0.21)       --        --    (0.43)      --     (0.43)  (0.21)      --
---------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.74)    (0.51)    (0.27)    (0.22)   (0.70)   (0.07)    (0.69)  (0.49)   (0.07)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)       2.93      3.26     (0.18)     0.78     2.93     0.43      2.94    3.23    (0.36)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  16.79  $  13.86  $  10.60  $  10.78  $ 16.79  $ 13.86   $ 16.77  $13.83   $10.60
---------------------------------------------------------------------------------------------------------------
Total return (d)             27.53%    36.60%     0.87%    10.08%   27.24%    3.94%    27.20%  36.20%   (2.68)%
Ratio to average net
 assets of: (e)
 Expenses, net of
  waivers and
  reimbursements              0.22%     0.22%     0.23%     0.21%    0.46%    0.46%     0.61%   0.61%    0.60%
 Expenses, before
  waivers and
  reimbursements              0.50%     0.54%     0.59%     0.66%    0.74%    0.78%     0.89%   0.93%    0.96%
 Net investment income,
  net of waivers and
  reimbursements              2.12%     2.54%     2.62%     2.62%    1.89%    2.29%     1.78%   2.07%    2.67%
 Net investment income,
  before waivers and
  reimbursements              1.84%     2.22%     2.25%     2.17%    1.61%    1.97%     1.50%   1.75%    2.31%
Portfolio turnover rate      18.02%    15.27%    71.98%     2.06%   18.02%   15.27%    18.02%  15.27%   71.98%
Average commission rate
 per share                $ 0.0228        NA        NA        NA  $0.0228       NA   $0.0228      NA       NA
Net assets at end of
 period (in thousands)    $675,804  $479,763  $281,817  $219,282  $53,929  $18,390   $ 8,005  $  810   $    3
---------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on September 28, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,


                                           Focused Growth Portfolio
                          -----------------------------------------------------------------------
                                       Class A                      Class C        Class D
                          ---------------------------------------   --------   ------------------
                            1996      1995      1994     1993 (a)   1996 (b)    1996     1995 (c)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD:            $12.53     $9.79    $10.43    $10.00    $ 13.46    $ 12.48     $9.55
Income (Loss) from in-
 vestment operations:
 Net investment income
  (loss)                      0.02      0.05      0.02      0.01      (0.01)     (0.03)     0.02
 Net realized and
  unrealized gain (loss)
  on investments,
  futures and options         2.17      2.71     (0.66)     0.43       1.02       2.15      2.93
--------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        2.19      2.76     (0.64)     0.44       1.01       2.12      2.95
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.05)    (0.02)       --     (0.01)        --      (0.04)    (0.02)
 Net realized gain on
  investments, futures
  and options                (0.19)       --        --        --         --      (0.19)       --
--------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.24)    (0.02)       --     (0.01)        --      (0.23)    (0.02)
--------------------------------------------------------------------------------------------------
Net increase (decrease)       1.95      2.74     (0.64)     0.43       1.01       1.89      2.93
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                     $14.48    $12.53     $9.79    $10.43     $14.47     $14.37    $12.48
--------------------------------------------------------------------------------------------------
Total return (d)             17.82%    28.38%    (6.15)%    4.33%      7.51%     17.42%    30.97%
Ratio to average net as-
 sets of: (e)
 Expenses, net of waiv-
  ers and reimbursements      0.91%     0.91%     0.91%     0.91%      1.15%      1.30%     1.30%
 Expenses, before waiv-
  ers and reimbursements      1.43%     1.47%     1.55%     1.88%      1.67%      1.82%     1.86%
 Net investment income
  (loss), net of waivers
  and reimbursements          0.12%     0.46%     0.24%     0.14%     (0.12)%    (0.28)%   (0.11)%
 Net investment loss,
  before waivers and
  reimbursements             (0.40)%   (0.10)%   (0.39)%   (0.83)%    (0.64)%    (0.80)%   (0.67)%
Portfolio turnover rate     116.78%    85.93%    74.28%    27.48%    116.78%    116.78%    85.93%
Average commission rate
 per share                $ 0.0730        NA        NA        NA    $0.0730    $0.0730        NA
Net assets at end of pe-
 riod (in thousands)      $106,250   $86,099   $57,801   $32,099     $6,993       $656      $489
--------------------------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Class C units were issued on June 14, 1996.
(c) Class D units were issued on December 8, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,


                                   International Growth Portfolio
                          --------------------------------------------------------
                                   Class A                      Class D
                          -----------------------------  -------------------------
                            1996      1995     1994(a)    1996     1995    1994(b)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $   9.88  $  10.21   $  10.00  $  9.83  $10.21   $10.47
Income (loss) from in-
 vestment operations:
 Net investment income        0.10      0.12       0.05     0.01    0.19       --
 Net realized and
  unrealized gain (loss)
  on investments
  and foreign currency
  transactions                0.87     (0.36)      0.16     0.92   (0.48)   (0.26)
-----------------------------------------------------------------------------------
Total income (loss) from
 investment operations        0.97     (0.24)      0.21     0.93   (0.29)   (0.26)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.22)    (0.05)        --    (0.22)  (0.05)      --
 Net realized gain on
  investments and for-
  eign currency transac-
  tions                         --     (0.04)        --       --   (0.04)      --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.22)    (0.09)        --    (0.22)  (0.09)      --
-----------------------------------------------------------------------------------
Net increase (decrease)       0.75     (0.33)      0.21     0.71   (0.38)   (0.26)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  10.63  $   9.88   $  10.21  $ 10.54  $ 9.83   $10.21
-----------------------------------------------------------------------------------
Total return (c)              9.96%    (2.32)%     2.11%    9.59%  (2.78)%  (2.56)%
Ratio to average net as-
 sets of: (d)
 Expenses, net of waiv-
  ers and reimbursements      1.06%     1.06%      1.04%    1.45%   1.45%    1.35%
 Expenses, before waiv-
  ers and reimbursements      1.43%     1.38%      1.47%    1.82%   1.77%    1.78%
 Net investment income,
  net of waivers and re-
  imbursements                0.73%     1.22%      0.76%    0.44%   2.01%      --
 Net investment income
  (loss), before waivers
  and reimbursements          0.36%     0.90%      0.33%    0.07%   1.69%   (0.43)%
Portfolio turnover rate     202.47%   215.31%     77.79%  202.47% 215.31%   77.79%
Average commission rate
 per share                $ 0.0292        NA         NA  $0.0292      NA       NA
Net assets at end of pe-
 riod (in thousands)      $138,182  $148,704   $133,212  $    94  $   20       --
-----------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,


                                    Small Company Index Portfolio
                          --------------------------------------------------------
                                       Class A                       Class D
                          -------------------------------------  -----------------
                            1996     1995     1994     1993 (a)   1996    1995 (b)
----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  12.98  $ 10.86  $ 11.29   $ 10.00   $ 12.95  $ 10.51
Income (Loss) from in-
 vestment operations:
 Net investment income        0.19     0.16     0.14      0.11      0.13     0.18
 Net realized and
  unrealized gain (loss)
  on investments and
  futures                     1.75     2.67    (0.30)     1.29      1.83     2.96
----------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.94     2.83    (0.16)     1.40      1.96     3.14
----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.14)   (0.15)   (0.02)    (0.11)    (0.14)   (0.14)
 Net realized gain on
  investments and
  futures transactions       (0.81)   (0.56)   (0.25)       --     (0.81)   (0.56)
----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.95)   (0.71)   (0.27)    (0.11)    (0.95)   (0.70)
----------------------------------------------------------------------------------
Net increase (decrease)       0.99     2.12    (0.43)     1.29      1.01     2.44
----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  13.97  $ 12.98  $ 10.86   $ 11.29   $ 13.96  $ 12.95
----------------------------------------------------------------------------------
Total return (c)             15.96%   27.76%   (1.54)%   14.09%    16.20%   31.62%
Ratio to average net as-
 sets of: (d)
 Expenses, net of waiv-
  ers and reimbursements      0.32%    0.32%    0.33%     0.31%     0.71%    0.71%
 Expenses, before waiv-
  ers and reimbursements      0.79%    0.81%    0.86%     1.02%     1.18%    1.20%
 Net investment income,
  net of waivers and re-
  imbursements                1.36%    1.31%    1.27%     1.25%     1.02%    0.90%
 Net investment income,
  before waivers and re-
  imbursements                0.89%    0.82%    0.74%     0.54%     0.55%    0.41%
Portfolio turnover rate      46.26%   38.46%   98.43%    26.31%    46.26%   38.46%
Average commission rate
 per share                $ 0.0257       NA       NA        NA   $0.0257       NA
Net assets at end of pe-
 riod (in thousands)      $112,856  $94,899  $77,120   $54,763   $   269  $    44
----------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on December 8, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.
NA--Disclosure not applicable to prior periods.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1996
1. ORGANIZATION

The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end manage-ment investment company. The Trust includes sixteen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Pre-sented herein are the financial statements of the equity portfolios ("the Portfolios").

 Each of the equity portfolios may issue four separate classes: Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of November 30, 1996, Class A, Class C and Class D units are outstanding for certain portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP re-quires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Ac-tual results could differ from those estimates.

(a) Investment Valuation
Investments held by a portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securi-ties are not traded on a valuation date, at the last quoted bid price. Securi-ties which are traded in the over-the-counter markets are valued at the last quoted bid price. Exchange traded futures and options are valued at the set-tlement price as established by the exchange on which they are traded. Index futures are marked to market on a daily basis. Any securities, including re-stricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the su-pervision of the Board of Trustees ("Board"). Short-term investments are val-ued at amortized cost which Northern has determined, pursuant to Board autho-rization, approximates market value.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange pre-vailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on invest-ments.

(d) Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date and interest income is re-corded on the accrual basis and includes amortization of discounts and premi-ums. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

-------------------------------------------------------------------------------

(e) Forward Foreign Currency Exchange Contracts
Certain portfolios are authorized to enter into forward foreign currency ex-change contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Growth Portfolio may enter into foreign currency exchange contracts for speculative purposes. The objective of the Portfolio's foreign currency hedging transac-tions is to reduce the risk that the U.S. dollar value of the Portfolio's for-eign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The port-folio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inabil-ity of counterparties to meet the terms of their contracts and from unantici-pated movements in the value of a foreign currency relative to the U.S. dol-lar.

 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all re-lated and offsetting transactions are considered.

(f) Federal Taxes
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1996, the Trust's most recent tax year end, there were no capital loss carryforwards for U.S. federal tax purposes.

(g) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(h) Expenses
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Certain expenses arising in connection with a class of units are allocated to that class of units. Expenses incurred which do not specifically relate to an individual portfolio are allocated among the portfolios based on each portfolio's relative net assets.

(i) Distributions
Dividends from net investment income are declared and paid as follows:

-------------------------------
Balanced              Quarterly
Diversified Growth     Annually
Equity Index          Quarterly
Focused Growth         Annually
International Growth   Annually
Small Company Index    Annually
-------------------------------

 Each portfolio's net realized capital gains are distributed at least annual-ly. Income dividends and capital gain distributions are determined in accor-dance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting prin-ciples.

 Distributions of short-term and long-term capital gains were declared and paid December 24, 1996 to unitholders of record on December 23, 1996, as fol-lows:

                      SHORT-TERM LONG-TERM
                       CAPITAL    CAPITAL
                         GAIN      GAIN     TOTAL
--------------------------------------------------
Balanced                    --    $0.3085  $0.3085
Diversified Growth     $0.5764     0.8847   1.4611
Equity Index            0.0188     0.8107   0.8295
Focused Growth          0.3562     1.3199   1.6761
International Growth    0.3956     0.0519   0.4475
Small Company Index     0.4540     1.1386   1.5926
--------------------------------------------------

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1996

(j) Reclassifications

The International Growth Portfolio reclassified approximately $48,000 from ac-cumulated net realized gain on investment transactions, and $24,000 from net realized gain on foreign currency transactions to accumulated undistributed net investment income. The Small Company Index Portfolio reclassified approxi-mately $5,000 from undistributed net investment income to accumulated net re-alized gain on investment transactions. These reclassifications had no impact on the net asset value of the Portfolios and are designed to present those Portfolio's capital accounts on a tax basis.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement with Northern whereby each portfolio pays Northern a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current fiscal year, Northern voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the year ended November 30, 1996, are as follows:

                                        NET
                      ADVISORY LESS:  ADVISORY
                        FEE    WAIVER   FEE
----------------------------------------------
Balanced                 .80%   .30%    .50%
Diversified Growth       .80    .25     .55
Equity Index             .30    .20     .10
Focused Growth          1.10    .30     .80
International Growth    1.00    .20     .80
Small Company Index      .40    .20     .20
----------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%, .10% and .15% of the average daily net asset value of the outstanding Class A, B, C and D units, respectively, of the portfolios.
 As compensation for the services rendered as custodian, including the assump-tion by Northern of the expenses related thereto, Northern receives compensa-tion based on a pre-determined schedule of charges approved by the Board.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman Sachs whereby each portfolio pays the Administrator a fee, computed daily and payable monthly, based on the average net assets of each portfolio at the rates set forth be-low:

Average net assets                RATE
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 For the current fiscal year, Goldman Sachs voluntarily agreed to limit admin-istration fees to .10% of average daily net assets for each portfolio. In ad-dition, Goldman Sachs agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. No waiver was required under this agreement during the year ended November 30, 1996. Furthermore, Goldman Sachs has agreed to re-imburse each portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets for the Balanced, Diversified Growth, Equity Index, Focused Growth and Small Company Index Portfolios and .25% of the average daily net assets for the In-ternational Growth Portfolio.
 The administration fees waived and expenses reimbursed during the year ended November 30, 1996 are shown on the accompanying Statements of Operations.

 Goldman Sachs receives no compensation under the distribution agreement.

-------------------------------------------------------------------------------

5. UNITHOLDER SERVICING PLAN

The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain unitholder administrative support serv-ices for their customers or other investors who beneficially own Class B, C and D units. As compensation under the Unitholder Servicing Plan, the institu-tion or other financial intermediary receives a fee at an annual rate of up to
 .10%, .15% and .25% of the average daily net asset value of the outstanding Class B, C and D units, respectively.

6. FUTURES CONTRACTS
Each portfolio may invest in long equity index or currency futures to maintain liquidity or short futures contracts for hedging purposes. The portfolios bear the market risk arising from changes in the value of these financial instru-ments. At the time a portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily ba-sis, between the portfolio and the broker. The Statements of Operations re-flects gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.
 At November 30, 1996, the Equity Index and Small Company Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of investments pledged to cover margin requirements for open positions at November 30, 1996 was approximately $1,863,000 and $212,000 for the Equity Index and Small Company Index Portfolios, respectively.

7. OPTIONS CONTRACTS
Each Portfolio may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies, and U.S. and foreign securi-ties that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging (or cross-hedging ) pur-poses or for the purposes of earning additional income.
 The risk associated with purchasing an option is that the portfolio pays a premium whether or not the option is exercised. Additionally, the portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of se-curities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

 In writing an option, the portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the portfolio could result in the portfolio selling or buying a security or currency at a price different from the current market value. Transactions in written call options for the year ended November 30, 1996 for the Balanced, Diversified Growth and Focused Growth Portfolios were as follows:

                                                   DIVERSIFIED Focused
Premiums                                  Balanced   GROWTH    Growth
----------------------------------------------------------------------
                                                 (In thousands)
Options outstanding, beginning of period   $ --       $ --     $  --
Options written                              169        383     1,203
Options terminated in closing purchase
 transactions                                (38)       --     (1,127)
Options expired                             (131)      (383)      (76)
----------------------------------------------------------------------
Options outstanding, end of period         $ --       $ --     $  --
----------------------------------------------------------------------

 The Portfolios did not write put options during the year ended November 30, 1996.

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1996

8. INVESTMENT TRANSACTIONS

Investment transactions for the year ended November 30, 1996 (excluding short-term investments) were as follows:

                                              Proceeds
                                             from sales   Proceeds
                                                 and     from sales
                       Purchases             maturities     and
                        of U.S.   Purchases    of U.S.   maturities
                      Government   of other  Government   of other
                      Obligations securities Obligations securities
-------------------------------------------------------------------
                                     (in thousands)
Balanced                $25,380    $ 26,459    $20,152    $ 24,199
Diversified Growth          --       82,570        --      112,306
Equity Index                --      211,463        --      104,654
Focused Growth              --      126,812        --      116,129
International Growth        --      264,292        --      291,224
Small Company Index         --       47,979        --       48,418
-------------------------------------------------------------------

 As of November 30, 1996, the composition of unrealized appreciation (depreci-ation) of investment securities (including the effects of foreign currency translation) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                             Cost for
                                                             Federal
                                                              Income
                                                    Net        Tax
                      Appreciation Depreciation Appreciation Purposes
---------------------------------------------------------------------
                                      (in thousands)
Balanced                $  7,396     $   196      $  7,200   $ 44,248
Diversified Growth        38,097       1,944        36,153    106,578
Equity Index             203,920      10,500       193,420    542,944
Focused Growth            22,474       2,733        19,741     94,302
International Growth       8,829       6,914         1,915    137,565
Small Company Index       23,090      10,430        12,660    100,206
---------------------------------------------------------------------

9. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.

 Interest expense for the year ended November 30, 1996 was approximately $2,000, $53,000, $3,000, $9,000 and $7,000 for the Diversified Growth, Equity
Index, Focused Growth, International Growth, and Small Company Index Portfo-lios, respectively. These amounts are included in other expenses on the State-ments of Operations.
 As of November 30, 1996, there were no outstanding borrowings.

10. UNIT TRANSACTIONS
 Transactions in Class A units for the year ended November 30, 1996 were as follows:

                                                          NET
                              REINVESTED                INCREASE
                      Sales  DISTRIBUTIONS REDEMPTIONS (DECREASE)
-----------------------------------------------------------------
                                    (in thousands)
Balanced                 989        93          911         171
Diversified Growth     1,187       290        3,615      (2,138)
Equity Index          22,992     1,743       19,101       5,634
Focused Growth         2,500       117        2,151         466
International Growth   2,737       230        5,018      (2,051)
Small Company Index    2,188       516        1,933         771
-----------------------------------------------------------------

--------------------------------------------------------------------------------

 Transactions in Class A units for the year ended November 30, 1995 were as follows:

                                                          NET
                              REINVESTED                INCREASE
                      Sales  DISTRIBUTIONS REDEMPTIONS (DECREASE)
-----------------------------------------------------------------
                                    (in thousands)
Balanced               1,054       114          959         209
Diversified Growth     3,123       128        7,920      (4,669)
Equity Index          17,925     1,174       11,059       8,040
Focused Growth         2,560        10        1,605         965
International Growth   6,479        97        4,573       2,003
Small Company Index    1,491       451        1,736         206
-----------------------------------------------------------------

 Transactions in Class C units for the year ended November 30, 1996 were as follows:

                       REINVESTED                 NET
                Sales DISTRIBUTIONS REDEMPTIONS INCREASE
--------------------------------------------------------
                             (in thousands)
Balanced          548       11            69       490
Equity Index    3,499       70         1,685     1,884
Focused Growth    529        0            46       483
--------------------------------------------------------

 Transactions in the Class C units for the year ended November 30, 1995 were as follows:

                     REINVESTED                 NET
              Sales DISTRIBUTIONS REDEMPTIONS INCREASE
------------------------------------------------------
                           (in thousands)
Equity Index  1,353        7           31      1,239

--------------------------------------------------------------------------------

 Transactions in Class D units for the year ended November 30, 1996 were as follows:

                             REINVESTED                 NET
                      Sales DISTRIBUTIONS REDEMPTIONS INCREASE
--------------------------------------------------------------
                                   (in thousands)
Balanced                20        --            1        19
Diversified
 Growth                 17         1            6        12
Equity Index           436         6           24       418
Focused Growth          13         1            7         7
International Growth     7        --           --         7
Small Company Index     17        --            1        16

--------------------------------------------------------------------------------

 Transactions in Class D units for the year ended November 30, 1995 were as follows:

                           REINVESTED                 NET
                    Sales DISTRIBUTIONS REDEMPTIONS INCREASE
------------------------------------------------------------
                                 (in thousands)
Diversified Growth    17        --            3        14
Equity Index          58         1            1        58
Focused Growth        39        --           --        39
Small Company
 Index                 3        --           --         3

--------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
To the Unitholders and Trustees of
The Benchmark Funds
Equity Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolios, comprising the Equity Portfolios of The Benchmark Funds, as of November 30, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investments owned at November 30, 1996 by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolio, comprising the Equity Portfolios of The Benchmark Funds, at November 30, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                                            Ernst & Young LLP

Chicago, Illinois
January 21, 1997

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
Frederick T. Kelsey
Richard P. Strubel

Officers

Paul W. Klug, Jr., President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer

John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Drive
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107



 This Annual Report is
authorized for distribution to
prospective investors only
when preceded or accompanied
by a Prospectus which contains
facts concerning the
objectives and policies,
management, expenses and other
information.
The
Benchmark
Funds
Equity
Portfolios



          Annual Report
          November 30, 1996

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                              THE BENCHMARK FUNDS
                                4900 SEARS TOWER
                            CHICAGO, ILLINOIS 60606

                            SHORT DURATION PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                       SHORT-INTERMEDIATE BOND PORTFOLIO
                         U.S. TREASURY INDEX PORTFOLIO
                                 BOND PORTFOLIO
                          INTERNATIONAL BOND PORTFOLIO

This Statement of Additional Information (the "Additional Statement") dated April 1, 1997 is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios (the "Portfolios") of The Benchmark Funds (the "Prospectus") dated April 1, 1997. Copies of the Prospectus may be obtained without charge by calling Goldman, Sachs & Co. ("Goldman Sachs") toll-free at 1-800-621-2550 (outside Illinois) or by writing to the address stated above. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

                            -----------------------

                                     INDEX

                                                   Page
                                                   ----

ADDITIONAL INVESTMENT INFORMATION                  B-3
 Investment Objectives and Policies                B-3
 Investment Restrictions Applicable to the
 Short Duration Portfolio                          B-17
 Investment Restrictions Applicable to the
 U.S. Government Securities, Short-Intermediate
 Bond, U.S. Treasury Index, Bond and
   International Bond Portfolios                   B-20
ADDITIONAL TRUST INFORMATION                       B-23
 Trustees and Officers                             B-23
 Investment Adviser, Transfer
 Agent and Custodian                               B-31
 Administrator and Distributor                     B-38
 Unitholder Servicing Plan                         B-41
 Counsel and Auditors                              B-43
 In-Kind Purchases                                 B-44
PERFORMANCE INFORMATION                            B-44
TAXES                                              B-52
 General                                           B-52


 Taxation of Certain Financial Instruments         B-54
 Foreign Investors                                 B-56
 Conclusion                                        B-57
DESCRIPTION OF UNITS                               B-57
OTHER INFORMATION                                  B-61
FINANCIAL STATEMENTS                               B-62
APPENDIX A (Description of Bond Ratings)           1-A
APPENDIX B (Futures Contracts)                     1-B

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS ADDITIONAL STATEMENT OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                       ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES AND POLICIES

The following supplements the investment objectives and policies of the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios of The Benchmark Funds (the "Trust") as set forth in the Prospectus.

U.S. Government Obligations.  Examples of other types of U.S.  Government
---------------------------
obligations that may be acquired by the Portfolios include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

Supranational Bank Obligations.  Each Portfolio (other than the U.S. Treasury
------------------------------
Index Portfolio) may invest in obligations of supranational banks.
Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

Stripped Securities.  The Treasury Department has facilitated transfers of
-------------------
ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Each Portfolio may purchase securities registered in the STRIPS program. Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, each Portfolio (other than the U.S. Treasury Index Portfolio) may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

To the extent consistent with its investment objectives, each Portfolio may purchase stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped.
SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per unit.

Asset-Backed Securities.  The U.S. Government Securities Portfolio may purchase
-----------------------
securities that are secured or backed by mortgages and issued by an agency of the U.S. Government, and the Short Duration, Short-Intermediate Bond, Bond and International Bond Portfolios may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by a Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Foreign Securities.  Unanticipated political or social developments may affect
------------------
the value of a Portfolio's investments in emerging market countries and the availability to the Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Portfolio's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Investors should understand that the expense ratio of the International Bond Portfolio can be expected to be higher than those of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Foreign Currency Transactions.  In order to protect against a possible loss on
-----------------------------
investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Short-Intermediate Bond, Bond and International Bond Portfolios are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Portfolio to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security, a Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

When Northern anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. Similarly, when the obligations held by a Portfolio create a short position in a foreign currency, the Portfolio may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Portfolio will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

In addition, with respect to the International Bond Portfolio, Northern may purchase or sell forward foreign currency exchange contracts to seek to increase total return.

A separate account consisting of liquid assets equal to the amount of a Portfolio's assets that could be required to consummate forward contracts will be established with the

Portfolios' custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio. A forward contract to sell a foreign currency is "covered" if a Portfolio owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Portfolio to buy the same currency at a price that is (i) no higher than the Portfolio's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Portfolio holds a forward contract (or call option) permitting the Portfolio to sell the same currency at a price that is (i) as high as or higher than the Portfolio's price to buy the currency or (ii) lower than the Portfolio's price to buy the currency provided the difference in maintained by the Portfolio in liquid assets in a segregated account with its custodian.

Interest Rate Swaps, Floors and Caps and Currency Swaps.  The Portfolios (other
-------------------------------------------------------
than the U.S. Treasury Index Portfolio) may enter into interest rate swaps, floors and caps for hedging purposes and not for speculation. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. A Portfolio will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The Portfolios will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis, i.e. the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

The International Bond Portfolio may enter into currency swaps, which involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

Inasmuch as interest rate and currency swaps are entered into for good faith hedging purposes, the Trust and Northern believe that such transactions do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.

The Portfolios will not enter into an interest rate or currency swap or interest rate floor or cap transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's. If there is a default by the other party to such transaction, the Portfolios will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

Options.  Each Portfolio may buy put options and call options and write covered
-------
call and secured put options. Such options may relate to particular securities, financial instruments, foreign currencies, foreign or domestic bond indices or (in the case of the International Bond Portfolio) the yield differential between two securities ("yield curve options") and may or may not be listed on a domestic or foreign securities exchange (an "Exchange") or issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Portfolios will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Portfolio owns the security or currency underlying the call or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held by it. For a call option on an index, the option is covered if a Portfolio maintains with its custodian, a portfolio of securities substantially replicating the movement of the index, or liquid assets equal to the contract value. A call option is also covered if a Portfolio holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian. The Portfolios will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Portfolios' custodian in an amount not less than the exercise price of the option at all times during the option period.

With respect to yield curve options, a call (or put) option is covered if the International Bond Portfolio holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian liquid assets sufficient to cover the Portfolio's net liability under the two options. Therefore, the Portfolio's liability for such a covered option is generally limited to the difference between the amount of the Portfolio's liability under the option written by the Portfolio less the value of the option held by the Portfolio. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these securities have not yet developed.

A Portfolio's obligation to sell a security or currency subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Portfolio's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security or currency from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security or currency during such period.

When a Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an Exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Futures Contracts and Related Options.  Each Portfolio may invest in futures
-------------------------------------
contracts and interest rate futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, for speculative purposes (to seek to increase total return), to invest cash balances or for liquidity management purposes. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

Securities Lending.  Collateral for loans of portfolio securities made by a
------------------
Portfolio may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Portfolio lends its securities, it continues to receive dividends and/or interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions.
-----------------------------------------------------------------------------
When a Portfolio purchases securities on a when-issued, delayed delivery or forward commitment basis, the Portfolio's custodian (or subcustodian) will maintain in a segregated account liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

As described in the Prospectus, the Short Duration, U.S. Government Securities, Short-Intermediate Bond, Bond and International Bond Portfolios may dispose of or negotiate a when-issued or forward commitment after entering into it in connection with pair-off transactions. A Portfolio will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Portfolio's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

Commercial Paper, Bankers' Acceptances, Certificates of Deposit, Time Deposits
------------------------------------------------------------------------------
and Bank Notes.  Commercial paper represents short-term unsecured promissory
--------------
notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes rank junior to deposit liabilities of banks and pari passu with other senior,
                                           ----------
unsecured obligations of the bank. Some states have "depositor preference" laws that give depositors of their state chartered banks priority over holders of bank notes and other general creditors. In addition, the U.S. Congress has adopted legislation which creates a Federal "depositor preference" law providing the claims of certain creditors of an insured depository institution (including its depositors) with priority over the claims of that institution's unsecured creditors (including holders of its notes in the event of that institution's insolvency or other resolution.

A Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Variable and Floating Rate Instruments.  With respect to the variable and
--------------------------------------
floating rate instruments that may be acquired by the Portfolios, Northern will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Portfolios' quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Pair-Off Transactions. Subject to the requirements of the 1940 Act, the
---------------------
Portfolios may engage in pair-off transactions involving securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In a pair-off transaction Northern will commit to purchase or sell a security. Then, Prior to the settlement date, Northern will "pair-off" the purchase or sale with a matching sale or purchase of the same security that settles prior to, or on, the original settlement date. Profits or losses on the pair-off transaction are settled by a Portfolio's paying or receiving the difference between the purchase and sale prices from the counterparty in the transaction (which will be a bank, broker-dealer or other financial institution determined to be creditworthy by Northern).

A pair-off transaction that involves an initial sale by a Portfolio of a security that it does not own (or does not have the right to obtain at no added cost) will be considered a short sale of the security. Until the sale is paired-off as described above, the Portfolio will maintain on a daily basis a segregated account containing liquid assets at such a level that (a) the amount deposited in the segregated account will equal the current value of the security sold short and (b) the amount deposited in the segregated account will not be less than the market value of the security at the time it was sold short. Similarly, a segregated account will be maintained for a pair-off transaction that involves an initial purchase by a Portfolio of a security on a forward commitment or when-issued basis as described more fully in this Additional Statement.

A Portfolio will not enter into a pair-off transaction that involves either a short sale or a forward commitment or when-issued purchase if , after effect is given to the sale or purchase,the total market value of all open pair-off transactions would exceed 25% of the value of the Portfolio's total assets.

Although pair-off transactions represent a strategy that may be used by Northern in attempting to earn additional income for the Portfolios resulting form short-term price movements in the securities markets, the transactions may result in losses instead. In addition, pair-off transactions may produce higher than normal portfolio turnover which may result in increased transaction costs to a Portfolio and gains from the sale of securities deemed to have been held for less than three months. Such gains must not exceed 30% of a Portfolio's gross income in a taxable year in order for the Portfolio to qualify as a regulated investment company under the Internal Revenue code of 1986.

Investment Companies.  To the extent required by the 1940 Act and the
--------------------
regulations and orders of the SEC thereunder, each Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, not more than 3% of the total outstanding stock of any one investment company will be owned by a Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). An investment company whose securities are purchased by a Portfolio or the Trust is not obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, a Portfolio may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of the Trust. To the extent required by the 1940 Act, each Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

Repurchase Agreements.  Each Portfolio may enter into repurchase agreements with
---------------------
financial institutions, such as banks and broker-dealers, as are deemed creditworthy by Northern under guidelines approved by the Trust's Board of Trustees. The repurchase price under the repurchase agreements will generally equal the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian (or subcustodian), in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

Reverse Repurchase Agreements.  Each Portfolio may borrow funds for temporary or
-----------------------------
emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price. The Portfolios will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Portfolio will maintain in a segregated account liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

Risks Related to Lower-Rated Securities.  While any investment carries some
---------------------------------------
risk, certain risks associated with lower-rated securities are different than those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Portfolio's net asset value per unit.

Because the market for lower-rated securities, at least in its present size and form, is relatively new, there remains some uncertainty about its permance level under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the markets for lower-rated securities (resulting in a greater number of bond defaults) and the value of lower-rated securities held in a portfolio of investments.

The economy and interest rates can affect lower-rated securities differently than other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

If an issuer of a security defaults, a Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower-rated securities as well as a Portfolio's net asset value. In general, both the prices and yields of lower-rated securities will fluctuate.

In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is not an established secondary market for the security or the security is lightly traded. As a result, a Portfolio's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by the Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

The rating assigned by a rating agency evaluates the safety of a lower-rated security's principal and interest payments, but does not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, Northern performs its own analysis of the issuers whose lower-rated securities the Portfolios hold. Because of this, the Portfolios' performance may depend more on Northern's own credit analysis than in the case of mutual funds investing in higher-rated securities.

In selecting lower-rated securities, Northern considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of a Portfolio's investment portfolio. Northern continuously monitors the issuers of lower-rated securities held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.

Dollar-Weighted Average Maturity.  Because the Short Duration Portfolio's
--------------------------------
duration takes into account the cash flows from the securities held by the Portfolio, the Portfolio's duration will never be longer than its dollar-weighted average maturity. As stated, for purposes of calculating the Portfolio's dollar-weighted average maturity, the maturity of a security will normally be the date when final payment is due, with these exceptions: (a) variable and floating rate instruments without demand features may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate, (b) floating rate instruments which incorporate a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand, (c) variable rate instruments which incorporate a demand feature may be deemed to have a maturity equal to the shorter of the period remaining until (i) the next readjustment of the interest rate or (ii) the principal amount can be recovered through demand, and (d) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase agreement is to be repaid (whether at maturity or on demand). These exceptions do not apply to certain variable and floating rate instruments, such as inverse floating rate instruments. A fixed-rate mortgage-backed or other asset-backed security will be deemed to have a maturity equal to the security's weighted average life (i.e., the average time to receipt of expected cash flows on the security).

Yields and Ratings.  The yields on certain obligations, including the
------------------
instruments in which the Portfolios may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, Duff, Fitch and TBW represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Subject to the limitations stated in the Prospectus, if a Portfolio security undergoes a rating revision, a Portfolio may continue to hold the security if Northern determines that retention is warranted.

Calculation of Portfolio Turnover Rate.  The portfolio turnover rate for the
--------------------------------------
Portfolios is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Portfolios to receive favorable tax treatment.

INVESTMENT RESTRICTIONS APPLICABLE TO THE SHORT DURATION PORTFOLIO

The Short Duration Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed with respect to the Short Duration Portfolio only by a vote of the holders of a majority of the Short Duration Portfolio's outstanding units.

The Portfolio may not:

  (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

  (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

  (3) Purchase or sell real estate, but this restriction shall not prevent the Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

  (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs, except that the Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, and enter into futures contracts and related options.

 (5) Invest in companies for the purpose of exercising control or management.

  (6) Act as underwriter of securities, except as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

  (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities; futures contracts; options on futures contracts; forward currency contracts; short sales of securities against the box; interest rate swaps, floors, caps and related options; and pair-off transactions.

  (8) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation.

  (9) Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except that: (a) up to 25% of the value of the total assets of the Portfolio may be invested in any securities without regard to this 5% limitation; and (b) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

  (10) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements and securities loans collateralized by such U.S. Government obligations. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

  (11) Borrow money (other than pursuant to reverse repurchase agreements) except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exception in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolio by enabling it to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of the Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of the Portfolio in accordance with the 1940 Act.

In applying Restriction No. 9 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

In addition, as matter of fundamental policy, the Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the Portfolio's total assets.

Except to the extent otherwise provided in Investment Restriction (10) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual. Securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio.

INVESTMENT RESTRICTIONS APPLICABLE TO THE U.S. GOVERNMENT SECURITIES, SHORT-INTERMEDIATE BOND, U.S. TREASURY INDEX, BOND AND INTERNATIONAL BOND PORTFOLIOS

The U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios are subject to the fundamental investment restrictions enumerated below which may be changed with respect to these particular Portfolios only by a vote of the holders of a majority of a Portfolio's outstanding units.

No Portfolio may:

  (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

  (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

  (3) Purchase or sell real estate, but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

  (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs, except that each Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, enter into futures contracts and related options, and enter into forward currency contracts in accordance with its investment objective and policies.

  (5) Invest in companies for the purpose of exercising control.

  (6) Act as underwriter of securities, except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

  (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities (and in the case of the International Bond Portfolio, yield curve options); futures contracts; options on futures contracts; forward currency contracts; short sales of securities against the box; interest rate swaps (and in the case of the International Bond Portfolio, currency swaps); and pair-off transactions (except in the case of the International Bond Portfolio).

  (8) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation; provided that this restriction does not apply to the International Bond Portfolio.

  (9) Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

  (10) Borrow money (other than pursuant to reverse repurchase agreements), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Trust to meet redemption requests when the liquidation of Portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

THE U.S. GOVERNMENT SECURITIES, SHORT-INTERMEDIATE BOND, U.S. TREASURY INDEX AND BOND PORTFOLIOS MAY NOT:

  (11) Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of such Portfolio's total assets would be invested in such issuer, except that: (a) up to 25% of the value of the total assets of each Portfolio may be invested in any securities without regard to this 5% limitation; and (b) with respect to each Portfolio, such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

In applying Restriction No. 11 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

Except to the extent otherwise provided in Investment Restriction (9) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual (except that the International Bond Portfolio will use the Morgan Stanley Capital International industry classification titles).
Securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

In addition, as a matter of fundamental policy, the International Bond Portfolio will not issue senior securities except as stated in the Prospectus or this Additional Statement.

As a non-fundamental investment restriction, the International Bond Portfolio may not, at the end of any tax quarter, hold more than 10% of the outstanding voting securities of any one issuer, except that up to 50% of the total value of the assets of the Portfolio may be invested in any securities without regard to this 10% limitation so long as no more than 25% of the total value of its assets is invested in the securities of any one issuer (except the U.S. Government).
As a non-fundamental investment restriction that can be changed without unitholder approval, the International Bond Portfolio may not, at the end of any tax quarter, invest more than 5% of the total value of its assets in the securities of any one issuer (except U.S. Government securities or repurchase agreements collateralized by such securities), except that up to 50% of the total value of the Portfolio's assets may be invested in any securities without regard to this 5% limitation so long as no more than 25% of the total value of its assets is invested in the securities of any one issuer (except U.S. Government securities or repurchase agreements collateralized by such securities).

Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio.


                          ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers of the Trust is set forth below.




NAME, AGE                         POSITIONS    PRINCIPAL OCCUPATION(S)
AND ADDRESS                       WITH TRUST   DURING PAST 5 YEARS
-----------                       ----------   -------------------

William H. Springer, 67           Chairman    Vice Chairman of Ameritech
701 Morningside Drive             and         (a telecommunications holding
Lake Forest, IL 60045             Trustee     company, February 1987 to retirement
                                              in August 1992; Vice Chairman,
                                              Chief Financial and Administrative
                                              Officer of Ameritech prior to 1987;
                                              Director, Walgreen Co. (a retail drug
                                              store business); and Director of Baker,
                                              Fentress & Co. (a closed-end, non-
                                              diversified management investment company
                                              from April 1992 to present.

Edward J. Condon, Jr., 56         Trustee     Chairman of The Pardigm Group,
227 West Monroe Street                        Ltd. (a financial advisor)
Chicago, IL 60606.                            since July 1993;  Vice President and
                                              Treasurer of Sears, Roebuck and Co.
                                              (a retail corporation) from February 1989
                                              to July 1993;  Within the last five years
                                              he has served as a Director of: Sears Roebuck
                                              Acceptance Corp.; Discover Credit Corp.;
                                              Sears Receivables Financing Group, Inc.;

                                              Sears Credit Corp.; and Sears Overseas
                                              Finance N.V.


NAME, AGE                  POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST     DURING PAST 5 YEARS
-----------                ----------     -------------------

John W. English, 63        Trustee        Private Investor;  Vice Pres-
50-H New England Avenue                   ident and Chief Investment
P.O. Box 640                              Officer of The Ford Foundation
Summit, NJ 07902-0640.                    (a charitable trust) from 1981 until 1993;
                                          Trustee: The  China Fund, Inc.; Paribas
                                          Trust for the Institutions; Retail Property
                                          Trust; Sierra Trust; American Red Cross in
                                          Greater New York; Mote Marine Laboratory;
                                          and United Board for Christian Higher
                                          Education in Asia.  Director: University of
                                          Iowa Foundation; Blanton-Peale Institutes of
                                          Religion and Health; Community Found-ation
                                          of Sarasota County; Duke Management Company;
                                          and John Ringling Centre Foundation.

James J. Gavin, Jr., 74    Trustee        Vice Chairman from January
161 Thorntree Lane                        1985 to August 1987 and Senior
Winnetka, Illinois 60093                  Vice President-Finance and Chief
                                          Financial Officer from 1975 to
                                          January 1985 of Borg-Warner Corporation
                                          (a diversified manufacturing company also
                                          engaged in providing financial and protective
                                          services); Director of Service Corporation
                                          International (a funeral service/ cemetery
                                          company), Stepan Corporation (a producer of
                                          basic and intermediate chemicals), Borg-Warner
                                          Industrial Products, Inc. (a supplier of
                                          advanced technology fluid transfer and control
                                          equipment, systems and services).


NAME, AGE                 POSITIONS       PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST      DURING PAST 5 YEARS
-----------               ----------      -------------------

Frederick T.  Kelsey, 69  Trustee         Consultant to Goldman Sachs
3133 Laughing Gull Court                  from December 1985 through
Johns Island, SC  29455                   February 1988;  Director of
                                          Goldman Sachs Funds Group and
                                          Vice President of Goldman Sachs
                                          from May 1981 until his retirement
                                          in November 1985; President and
                                          Treasurer of the Trust through
                                          August 1985;  Trustee, various
                                          management investment companies
                                          affiliated with Kemper Financial
                                          Companies.

Richard P. Strubel, 57    Trustee         President and Chief Executive
70 West Madison St                        Officer, Tandem Partners, Inc.
Suite 1400                                (a diversified manufacturer of
Chicago, IL 60602                         fastening systems and connectors)since
                                          January 1984.

Paul Klug, 45             President       Vice President of Goldman
One New York Plaza                        Sachs; Director of Proprietary
New York, NY 10004                        Mutual Funds of GSAM since
                                          February 1994; Chief Operating
                                          Officer, Vista Capital Manage
                                          ment, Chase Manhattan Bank
                                          from January 1990 to February
                                          1994.

Pauline Taylor, 50        Vice            Vice President of Goldman
4900 Sears Tower                          President Sachs; Co-Manager,
Chicago, IL  60606                        Shareholder Services of GSAM
                                          Funds Group since June 1992;
                                          Consultant since 1989;  Senior
                                          Vice President of Fidelity
                                          Investments prior to 1989.

Nancy L. Mucker, 47       Vice            Vice President, Goldman Sachs
4900 Sears Tower                          President and Manager of Shareholder
Chicago, IL  60606                        Services for GSAM Funds Group
                                          since November 1989.

John W. Mosior, 58        Vice            Vice President, Goldman Sachs
4900 Sears Tower                          President and Manager of Shareholder
Chicago, IL  60606                        Services for GSAM Funds Group
                                          since November 1989.


NAME, AGE                            POSITIONS                       PRINCIPAL OCCUPATION(S)
AND ADDRESS                          WITH TRUST                      DURING PAST 5 YEARS
-----------                          ----------                      -------------------
Scott M. Gilman, 37                  Treasurer                       Director, Mutual Funds Admin-
One New York Plaza                                                   istration, Goldman Sachs Asset
New York, NY  10004                                                  Management since April 1994;
                                                                     Assistant Treasurer, Goldman
                                                                     Sachs Funds Management, Inc.
                                                                     since March 1993; Vice Pre
                                                                     sident, Goldman Sachs since
                                                                     March 1990.

John Perlowski, 32                   Assistant                       Vice President, Goldman Sachs
One New York Plaza                   Treasurer                       since July 1995; Director,
New York, NY  10004                                                  Investors Bank and Trust,
                                                                     November 1993 to July 1995;
                                                                     Audit Manager of Arthur Ander
                                                                     son LLP prior thereto.

Michael J. Richman, 36               Secretary                       Associate General Counsel,
85 Broad Street                                                      Goldman Sachs Asset Management
New York, NY 10004                                                   since February 1994; Vice
                                                                     President and Assistant General
                                                                     Counsel of Goldman Sachs
                                                                     since June 1992; Counsel to
                                                                     the Funds Group, GSAM since
                                                                     June 1992; Partner, Hale and
                                                                     Dorr from September 1991 to
                                                                     June 1992.

Howard B. Surloff, 31                Assistant                       Vice President and Assistant
85 Broad Street                      Secretary                       General Counsel, Goldman Sachs
New York, NY 10004                                                   since November 1993 and May
                                                                     1994, respectively; Counsel to
                                                                     the Funds Group, Goldman Sachs
                                                                     Asset Management since November
                                                                     1993; Formerly Associate
                                                                     of Shereff Friedman, Hoffman &
                                                                     Goodman prior thereto.

Steven E. Hartstein, 33 Assistant                                    Legal Products Analyst,
85 Broad Street                      Secretary                       Goldman Sachs from June 1993
New York, NY  10004                                                  to present; Funds Compliance
                                                                     Officer, Citibank Global Asset
                                                                     Management from August 1991 to
                                                                     June 1993; Legal Assistant,
                                                                     Brown & Wood prior thereto.

NAME, AGE                            POSITIONS                       PRINCIPAL OCCUPATION(S)
AND ADDRESS                          WITH TRUST                      DURING PAST 5 YEARS
-----------                          ----------                      -------------------
Deborah A. Farrell, 25               Assistant                       Administrative Assistant,
85 Broad Street                      Secretary                       Goldman Sachs since
New York, NY  10004                                                  January 1994;  Formerly at
                                                                     Cleary, Gottlieb, Steen & Hamilton.

Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, Goldman Sachs and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Messrs. Springer, Kelsey, Strubel, Klug, Mosior, Gilman, Richman, Surloff and Hartstein and Mmes. Farrell, Mucker and Taylor hold similar positions with one or more investment companies that are advised by Goldman Sachs. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement and Custodian Agreement and Foreign Custody Agreement with the Trust and by Goldman Sachs under its Administration Agreement and Distribution Agreement with the Trust, the Trust itself requires no employees.

Each officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Each Trustee earns a quarterly retainer of $6,250 and the Chairman of the Board earns a quarterly retainer of $9,375. Each Trustee, including the Chairman of the Board, earns an additional fee of $1,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. Each member earns a fee of $1,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,250.

The Trust's officers do not receive fees from the Trust for services in such capacities, although Goldman Sachs, of which they are also officers, receives fees from the Trust for administrative services.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1996:

                                                       Pension or
                                                       Retirement
                                                       Benefits          Total Compensation
                            Aggregate                  Accrued as        from Registrant and
                           Compensation                Part of           Fund Complex Paid to
Name of Trustee           from Registrant          Trust's Expenses           Trustees
---------------           ---------------          ----------------      --------------------
William H. Springer            $45,000                     $0                  $45,000
Edward J. Condon, Jr.          $32,500                     $0                  $32,500
John W. English                $31,000                     $0                  $31,000
James J. Gavin                 $ 2,083                     $0                  $35,500
William B. Jordan*             $35,500                     $0                  $ 2,083
     Frederick T. Kelsey       $35,500                     $ 5,325             $40,825
     Richard P. Strubel        $40,500                     $0                  $40,500

*  Retired as of December 31, 1995

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern is one of the nation's leading providers of trust and investment management services. As of December 31, 1996, Northern had approximately $130.3 billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, other investment companies and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.

Subject to the general supervision of the Board of Trustees, Northern makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Portfolio. Northern's Advisory Agreement with the Trust provides that in selecting brokers or dealers to place orders for transactions Northern shall attempt to obtain best net price and execution. In assessing the best overall terms available for any transaction, Northern is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, Northern may consider the brokerage and research services provided to the Portfolios and/or other accounts over which Northern or an affiliate of Northern exercises investment discretion. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

Transactions on foreign securities exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Northern will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when Northern believes such practice to be in the Portfolios' interests.

Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts managed by it (including any other Portfolio, investment company or account for which Northern acts as adviser), the Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Portfolio with those to be sold or purchased for such other accounts in order to obtain the best net price and execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits Northern, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

Under its Transfer Agency Agreement with the Trust, with respect to units held by Institutions, Northern has undertaken to perform some or all of the following services: (1) establish and maintain an omnibus account in the name of each Institution; (2) process purchase orders and redemption requests from an Institution, furnish confirmations and disburse redemption proceeds; (3) act as the income disbursing agent of the Trust; (4) answer inquiries from Institutions; (5) provide periodic statements of account to each Institution;
(6) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (7) if required by law, prepare and forward to Institutions unitholder communications (such as proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices); (8) preserve all records; and (9) furnish necessary office space, facilities and personnel. Under the Transfer Agency Agreement, with respect to units held by investors, Northern has also undertaken to perform some or all of the following services: (1) establish and maintain separate accounts in the name of the investors; (2) process purchase orders and redemption requests, and furnish confirmations in accordance with applicable law; (3) disburse redemption proceeds; (4) process and record the issuance and redemption of units in accordance with instructions from the Trust or its administrator; (5) act as income disbursing agent of the Trust in accordance with the terms of the Prospectus and instructions from the Trust or its administrator; (6) provide periodic statements of account; (7) answer inquiries (including requests for Prospectuses and Additional Statements, and assistance in the completion of new account applications) from investors and respond to all requests for information regarding the Trust (such as current price, recent performance, and yield data) and questions relating to accounts of investors (such as possible errors in statements, and transactions); (8) respond to and seek to resolve all complaints of investors with respect to the Trust or their accounts; (9) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to investors;
(10) furnish the Trust all pertinent Blue Sky information; (11) perform all required tax withholding; (12) preserve records; and (13) furnish necessary office space, facilities and personnel. Northern may appoint one or more sub-transfer agents in the performance of its services.

As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate of .01%,
 .05%, .10% and .15%
of the average daily net asset value of the Class A, B, C and D units, respectively, in the Portfolios.

Under its Custodian Agreement (and in the case of the International Bond Portfolio its Foreign Custody Agreement) with the Trust, Northern (1) holds each Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's investments held by Northern under the Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian (or, in the case of foreign securities, to the terms of any agreement entered into between Northern and such subcustodian to which such resolution relates). In addition, the Trust's custodial arrangements provide, with respect to foreign securities, that Northern shall not be: (i) responsible for the solvency of any subcustodian appointed by it with reasonable care; (ii) responsible for any act, omission, default or for the solvency of any eligible foreign securities depository; or
(iii) liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the subcustodian has otherwise exercised reasonable care. Northern may also appoint agents to carry out such of the provisions of the Custodian Agreement and the Foreign Custody Agreement as Northern may from time to time direct, provided that the appointment of an agent shall not relieve Northern of any of its responsibilities under either Agreement. Northern has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the Portfolios' foreign securities.

As compensation for the services rendered to the Trust by Northern as custodian to the Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index and Bond Portfolios, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for each Portfolio, plus (ii) 1/100th of 1% annually of each Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as Custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by Northern as custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

As compensation for the services rendered to the Trust under the Foreign Custody Agreement with respect to the International Bond Portfolio, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $35,000 annually for the International Bond Portfolio, plus (ii) 9/100th of 1% annually of the Portfolio's average daily net assets, plus (iii) reimbursement for fees incurred by Northern as foreign Custodian for telephone, postage, courier fees, office supplies and duplicating.

Unless sooner terminated, the Advisory Agreement, Custodian Agreement (or in the case of the International Bond Portfolio the Foreign Custody Agreement) and Transfer Agency Agreement between Northern and the Trust will continue in effect with respect to a particular Portfolio until April 30, 1998 and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined below under "Other Information"). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or unitholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.
For the fiscal periods ended November 30 as indicated, the amount of the Advisory Fee incurred by each Portfolio (after fee waivers) was as follows:

                                       1996      1995      1994
                                     --------  --------  --------

Short Duration Portfolio (1)         $ 72,840  $108,537  $230,429
U.S. Government Securities
  Portfolio (2)                       219,457    77,685    67,880
Short-Intermediate Bond
  Portfolio (3)                       421,548   305,155   260,009
U.S. Treasury Index Portfolio (3)      26,172    49,400    83,790
Bond Portfolio (3)                    830,217   663,400   608,504
International Bond Portfolio (4)      224,098   224,564  $122,985

________
(1)  Commenced investment operations on June 2, 1993.
(2)  Commenced investment operations on April 5, 1993.
(3)  Commenced investment operations on January 11, 1993.

(4)  Commenced investment operations on March 28, 1994.

For the same fiscal periods ended November 30 as indicated.
Northern waived additional advisory fees as follows:

                                               1996       1995      1994
                                               ----       ----      ----
Short Duration Portfolio (1)                $  121,294  $180,999  $384,049
U.S. Government Securities
  Portfolio (2)                                307,297   108,759    95,031
Short-Intermediate Bond
  Portfolio (3)                                589,702   427,217   364,019
U.S. Treasury Index Portfolio (3)               43,719    82,333   139,653
Bond Portfolio (3)                           1,162,601   928,746   851,339
International Bond Portfolio (4)                63,958    64,150    34,908

________
(1)  Commenced investment operations on June 2, 1993.
(2)  Commenced investment operations on April 5, 1993.
(3)  Commenced investment operations on January 11, 1993.
(4)  Commenced investment operations on March 28, 1994.


For the fiscal periods ended November 30 as indicated, the amount of the Transfer Agency Fee incurred by each Portfolio was as follows:

                                             1996     1995     1994
                                             ----     ----     ----

Short Duration Portfolio (1)                $     0  $ 1,135  $ 1,000
 U.S. Government Securities
  Portfolio (2)                              12,058    3,163    2,980
Short-Intermediate Bond
  Portfolio (3)                              16,929   12,216   10,000
U.S. Treasury Index Portfolio (3)             2,414    3,366    6,173
Bond Portfolio (3)                           39,420   28,014   24,006
International Bond Portfolio (4)              3,220    3,209    2,000

_________
(1)  Commenced investment operations on June 2, 1993.
(2)  Commenced investment operations on April 5, 1993.
(3)  Commenced investment operations on January 11, 1993.
(4)  Commenced investment operations on March 28, 1994.

For the fiscal periods ended November 30 as indicated, the amount of the Custodian Fee (and, in the case of the International Bond Portfolio, the Foreign Custodian Fee) incurred by each Portfolio was as follows:

                                     1996     1995     1994
                                     ----     ----     ----

Short Duration Portfolio (1)        $31,619  48,371   $47,000
U.S. Government Securities
  Portfolio (2)                      19,709  23,744    24,000
Short-Intermediate Bond
  Portfolio (3)                      28,060  24,834    22,343
U.S. Treasury Index Portfolio (3)    20,242  22,734    23,070
Bond Portfolio (3)                   46,249  35,344    36,609
International Bond Portfolio (4)     67,555  46,838    25,000

 ________
(1)  Commenced investment operations on June 2, 1993.
(2)  Commenced investment operations on April 5, 1993.
(3)  Commenced investment operations on January 11, 1993.
(4)  Commenced investment operations on March 28, 1994.

Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per unit of any Portfolio or result in a financial loss to any unitholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing units of an open-end investment company were relaxed, the Trust expects that Northern would consider the possibility of offering to perform some or all of the services now provided by Goldman Sachs. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern might offer to provide services for consideration by the Trustees.

Goldman Sachs is also an active investor, dealer and/or underwriter in many types of stocks, bonds and other instruments. Its activities in this regard could have some effect on the market for those instruments which the Portfolios acquire, hold or sell.

In the Advisory Agreement, Northern agrees that the name "The Benchmark" may be used in connection with the Trust's business on a royalty-free basis. Northern has reserved to itself the right to grant the non-exclusive right to use the name "The Benchmark" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "The Benchmark." (This undertaking by the Trust may be subject to certain legal limitations.)

PORTFOLIO TRANSACTIONS.  To the extent that a Portfolio effects brokerage
----------------------
transactions with Goldman Sachs or any broker-dealer affiliated directly or indirectly with Northern, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the unitholders of the Portfolio. For the past three fiscal years, none of the Portfolios paid brokerage commissions.

During the fiscal year ended November 30, 1996, the Short Duration Portfolio acquired and sold securities of Bear Stearns & Co., Donaldson, Lufkin & Jenrette Securities, Inc. and Swiss Bank, each a regular broker/dealer. At November 30, 1996, the Short Duration Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Bear Stearns & Co., with an approximate aggregate value of $10,000,000, Donaldson, Lufken & Jenrette Securities, Inc. with an approximate aggregate value of 3,000 and Swiss Bank with an approximate aggregate value of 1,000,000.

During the fiscal year ended November 30, 1996, the Short-Intermediate Bond Portfolio acquired and sold securities of Salomon Brothers, Inc. and Donaldson, Lufkin & Jenrette Securities, Inc. each a regular broker/dealer. At November 30, 1996, the Short-Intermediate Bond Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Salomon Brothers, Inc., with an approximate aggregate value or $4,982,000 and Donaldson, Lufkin & Jenrette Securities, Inc. with an approximate aggregate market value of $8,826,000.

During the fiscal year ended November 30, 1996, the Bond Portfolio acquired and sold securities of Salomon Brothers, Inc. and Donaldson, Lufkin & Jenrette Securities, Inc., each a regular broker/dealer. At November 30, 1996, the Bond Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10B-1 under the 1940 Act, or their parents:
Salomon Brothers, Inc. with an approximate aggregate market value of $9,515,000 and Donaldson, Lufkin & Jenrette Securities, Inc. with an approximate aggregate market value of $7,450,000.

During the fiscal year ended November 30, 1996, the Diversified Assets Portfolio acquired and sold securities of J.P. Morgan & Co., Inc., a regular broker/dealer. At November 30, 1996, the Diversified Assets Portfolio owned the following amounts of Securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, of their parents: J.P. Morgan with an aggregate value of $131,063,000.

ADMINISTRATOR AND DISTRIBUTOR

Under its Administration Agreement with the Trust, Goldman Sachs, subject to the general supervision of the Trust's Board of Trustees, acts as the Trust's Administrator. In this capacity, Goldman Sachs (1) provides supervision of certain aspects of the Trust's non-investment advisory operations (the parties giving recognition to the fact that certain of such operations are performed by Northern pursuant to the Trust's agreements with Northern), (2) provides the Trust, to the extent not provided pursuant to such agreements, with such personnel as are reasonably necessary for the conduct of the Trust's affairs,
(3) arranges, to the extent not provided pursuant to such agreements, for the preparation at the Trust's expense of its tax returns, reports to unitholders, periodic updating of the Prospectus issued by the Trust, and reports filed with the SEC and other regulatory authorities (including qualification under state securities or Blue Sky laws of the Trust's units), and (4) provides the Trust, to the extent not provided pursuant to such agreements, with adequate office space and equipment and certain related services in Chicago.

For the fiscal periods ended November 30 as indicated, Goldman Sachs received fees under the Administration Agreement (after fee waivers) in the amount of:

                                              1996       1995      1994
                                              ----       ----      ----

Short Duration Portfolio (1)                 $121,399  $180,895   $328,204
U.S. Government Securities
  Portfolio (2)                                87,782    31,074     27,152
Short-Intermediate Bond
  Portfolio (3)                               168,616   122,062    104,003
U.S. Treasury Index Portfolio (3)              17,448    32,933     55,859
Bond Portfolio (3)                            332,084   265,356    243,234
International Bond Portfolio (4)               32,014    32,075     17,569

________
(1)  Commenced investment operations on June 2, 1993.
(2)  Commenced investment operations on April 5, 1993.
(3)  Commenced investment operations on January 11, 1993.
(4)  Commenced investment operations on March 28, 1994.

For the fiscal periods ended November 30 as indicated, Goldman Sachs has voluntarily agreed to waive a portion of its Administration Fee for each Portfolio other than the Short Duration Portfolio resulting in an effective fee of .10% of the average daily net assets for each Portfolio. The effect of these waivers by Goldman Sachs was to reduce Administration Fees by the following amounts:

                                             1996      1995      1994
                                             ----      ----      ----

Short Duration Portfolio (1)               $    266      N/A        N/A
U.S. Government Securities
  Portfolio (2)                             131,975  $ 46,611  $ 40,727
Short-Intermediate Bond
  Portfolio (3)                             185,161   161,031   162,000
U.S. Treasury Index Portfolio (3)            26,353    49,400    83,790
Bond Portfolio (3)                          243,306   232,678   221,000
International Bond Portfolio (4)             48,221    48,112    26,180

(1)  Commenced investment operations on June 2, 1993.
(2)  Commenced investment operations on April 5, 1993.
(3)  Commenced investment operations on January 11, 1993.
(4)  Commenced investment operations on March 28, 1994.

In addition, pursuant to an undertaking that commenced August 1, 1992, Goldman Sachs has agreed that, if its administration fees (less expense reimbursements paid by Goldman Sachs to the Trust and less certain marketing expenses paid by Goldman Sachs) exceed a specified amount ($1 million for the Trust's first twelve investment portfolios plus $50,000 for each additional portfolio) during the current fiscal year, Goldman Sachs will waive a portion of its administration fees during the following fiscal year. This undertaking may be terminated by Goldman Sachs at any time without the consent of the Trust or the unitholders. There have been no waivers pursuant to this agreement during the last three fiscal periods.

Goldman Sachs has voluntarily agreed to reimburse the Portfolios for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .25% of the International Bond Portfolio's average daily net assets and
 .10% of each other Portfolio's average daily net assets. The effect of these reimbursements by Goldman Sachs for the fiscal periods ended November 30 as indicated, were to reduce the expenses of each Portfolio by:

                                             1996       1995      1994
                                             ----       ----      ----

Short Duration Portfolio (1)                $152,596  $213,702   $422,251
U.S. Government Securities
  Portfolio (2)                               68,799    72,798     67,523
Short-Intermediate Bond
  Portfolio (3)                               97,056    87,069     82,935
U.S. Treasury Index Portfolio (3)             67,218    76,730     72,034
Bond Portfolio (3)                           142,673   112,995    156,721
International Bond Portfolio (4)              87,159    52,493     30,840

________
(1)  Commenced investment operations on June 2, 1993.

(2)  Commenced investment operations on April 5, 1993.
(3)  Commenced investment operations on January 11, 1993.
(4)  Commenced investment operations on March 28, 1994.

Unless sooner terminated the Administration Agreement will continue in effect with respect to a particular Portfolio until April 30, 1998, and thereafter for successive 12-month periods, provided that the agreement is approved annually
(1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined by the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined below under "Other Information").

The Administration Agreement is terminable at any time without penalty by the Trust (upon specified Trustee or unitholder action) on 60 days' written notice to Goldman Sachs and by Goldman Sachs on 60 days' written notice to the Trust.

The Trust has entered into a Distribution Agreement under which Goldman Sachs, as agent, sells units of each Portfolio on a continuous basis. Goldman Sachs pays the cost of printing and distributing prospectuses to persons who are not unitholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to Goldman Sachs for such distribution services.

The Administration Agreement and the Distribution Agreement provide that Goldman Sachs may render similar services to others so long as its services under such Agreements are not impaired thereby. The Administration Agreement provides that the Trust will indemnify Goldman Sachs against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Administration Agreement and Distribution Agreement) or, in lieu thereof, contribute to resulting losses.

UNITHOLDER SERVICING PLAN

As stated in the Portfolios' Prospectus, Institutions may enter into Servicing Agreements with the Trust under which they provide (or arrange to have provided) support services to their Customers or other investors who beneficially own such units in consideration of the Portfolios' payment of not more than .10%, .15% and .25% (on an annualized basis) of the average daily net asset value of the Class B, C and D units, respectively, of the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond and International Bond Portfolios beneficially owned by such Customers or investors.

For the fiscal periods ended November 30 as indicated, the aggregate amount of the Unitholder Service Fee incurred by each class of each Portfolio then in existence was as follows:

                                          1996       1995     1994
                                          ----       ----     ----

U.S. Government Securities Portfolio
   Class B                                 N/A        N/A        N/A
   Class C (6)                          $5,040.82     N/A        N/A
   Class D (1)                             451.87     $97.59     $3.47
Short-Intermediate Bond Portfolio
   Class B                                 N/A        N/A        N/A
   Class C                                 N/A        N/A        N/A
   Class D (2)                             126.73     16.96      0.30
U.S. Treasury Index Portfolio
   Class B                                 N/A        N/A        N/A
   Class C                                 N/A        N/A        N/A
   Class D (3)                           1,198.29     129.80     0.03
Bond Portfolio
   Class B                                 N/A        N/A        N/A
   Class C(4)                            6,685.99     2,292.16   N/A
   Class D (2)                             396.78     180.56     3.70
International Bond Portfolio
   Class B                                 N/A        N/A        N/A
   Class C                                 N/A        N/A        N/A
   Class D (5)                             29.96     .48         N/A

(1)  Class D Units were issued on September 15, 1994.
(2)  Class D Units were issued on September 14, 1994.
(3)  Class D Units were issued on November 16, 1994.
(4)  Class C Units were issued on July 3, 1995.
(5)  Class D Units were issued on November 20, 1995.
(6)  Class C Units were issued on December 29, 1995.

Services provided by or arranged to be provided by Institutions under their Servicing Agreements may include: (1) establishing and maintaining separate account records of Customers or other investors; (2) providing Customers or other investors with a service that invests their assets in units of certain classes pursuant to specific or pre-authorized instructions, and assistance with new account applications; (3) aggregating and processing purchase and redemption requests for units of certain classes from Customers or other investors, and placing purchase and redemption orders with the Transfer Agent; (4) issuing, confirmations to Customers or other investors in accordance with applicable law;
(5) arranging for the timely transmission of funds representing the net purchase price or redemption proceeds; (6) processing dividend payments on behalf of Customers or other investors; (7) providing information periodically to Customers or other investors showing their positions in units; (8) responding to Customer or other investor inquiries (including requests for prospectuses), and complaints relating to the services performed by the Institutions; (9) acting as liaison with respect to all inquiries and complaints from Customers and other investors relating to errors committed by the Trust or its agents, and other matters pertaining to the Trust; (10) providing or arranging for another person to provide subaccounting with respect to units of certain classes beneficially owned by Customers or other investors;
(11) if required by law, forwarding unitholder communications from the Trust (such as proxy statements and proxies, unitholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers and other investors; (12) providing such office space, facilities and personnel as may be required to perform its services under the Servicing Agreements; (13) maintaining appropriate management reporting and statistical information; (14) paying expenses related to the preparation of educational and other explanatory materials in connection with the development of investor services; (15) developing and monitoring investment programs; and (16) providing such other similar services as the Trust may reasonably request to the extent the Institutions are permitted to do so under applicable statutes, rules and regulations.

The Trust's agreements with Institutions are governed by a Plan (called the "Unitholder Servicing Plan") which has been adopted by the Board of Trustees. Pursuant to the Unitholder Servicing Plan, the Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Institutions and the purposes for which the expenditures were made. In addition, the arrangements with Institutions must be approved annually by a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

The Board of Trustees has approved the arrangements with Institutions based on information provided by the Trust's service contractors that there is a reasonable likelihood that the arrangements will benefit the Portfolios and their unitholders by affording the Portfolios greater flexibility in connection with the servicing of the accounts of the beneficial owners of their units in an efficient manner.

COUNSEL AND AUDITORS

Drinker Biddle & Reath, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to the Trust.

Ernst & Young LLP, independent auditors, 233 S. Wacker Drive, Chicago, Illinois 60606-6301, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP reviews the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

IN-KIND PURCHASES

Payment for units of a Portfolio may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Portfolio as described in the Prospectus. For further information about this form of payment, contact Northern. In connection with an in-kind securities payment, a Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio and that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

                            PERFORMANCE INFORMATION

Each Portfolio that advertises an "average annual total return" for a class of units computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                     ERV
                 T =(---) to the first power divided by n - 1
                      P

          Where:   T =    average annual total return;

                   ERV = ending redeemable value at the end of the applicable period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) period;

                   P =   hypothetical initial payment of $1,000; and

                   n = period covered by the computation, expressed in years.

Each Portfolio that advertises an "aggregate total return" for a class of units computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                     ERV
                                T =[(---)] - 1
                                      P


The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per unit existing on the reinvestment date and (2) all recurring fees charged to all unitholder accounts are included. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

The average annual total returns and the aggregate total return shown below for the Short-Intermediate Bond, U.S. Treasury Index and Bond Portfolios include, for periods prior to the commencement of the Portfolios' operations, the performance of a predecessor collective fund adjusted to reflect the higher estimated fees and expenses applicable to such Portfolios' Class A Units at the time of their inception. Although all such predecessor collective funds were managed by Northern in a manner and pursuant to investment objectives that were equivalent in all material respects to the management and investment objectives of the corresponding Portfolios, such predecessor collective funds were not registered under the 1940 Act and were not subject to certain investment restrictions imposed by the 1940 Act. If they had been registered under the 1940 Act, performance might have been adversely affected. The average annual total return shown for the Portfolios for their Class C and/or Class D Units also include, for the periods prior to the inception of such classes, the performance of the Portfolios' Class A Units. Because the fees and expenses of Class C and/or Class D Units are, respectively, 0.24% and 0.39% higher than those of Class A Units, actual performance for periods prior to the inception of Class C and Class D Units would have been lower if such higher fees and expenses had been taken into account.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED NOVEMBER 30, 1996

                                       1 Year    5 Year  10 Year   Since
                                                                 Inception

BOND/1/
(Inception 1-11-93)

CLASS A
with fee waivers and
expense reimbursements                     5.57    8.93     9.08      -

w/o fee waivers and
expense reimbursements                     5.07    8.39     8.55      -

CLASS C
with fee waivers and
expense reimbursements                     5.33    8.86     9.04      -

w/o fee waivers and
expense reimbursements                     4.83    8.32     8.51      -

CLASS D
with fee waivers and
expense reimbursements                     5.17    8.75     8.98      -

w/o fee waivers and
expense reimbursements                     4.67    8.21     8.45      -

SHORT-INTERMEDIATE/2/
(Inception 1-11-93)

CLASS A
with fee waivers and
expense reimbursements                     5.68    6.41     7.11      -

w/o fee waivers and
expense reimbursements                     5.13    5.80     6.52      -

CLASS D
with fee waivers and
expense reimbursements                     5.22    6.20     7.01      -

w/o fee waivers and
expense reimbursements                     4.67    5.60     6.41      -

US TREASURY INDEX/3/
(Inception 4-5-93)

CLASS A
with fee waivers and
expense reimbursements                     5.10    7.56        -   8.06


                                      1 Year     5 Year  10 Year   Since
                                                                 Inception

w/o fee waivers and
expense reimbursements                     4.29    6.89        -   7.39

CLASS D
with fee waivers and
expense reimbursements                     4.72    7.39        -   7.98

w/o fee waivers and
expense reimbursements                     3.91    6.72        -   7.30

SHORT DURATION/4/
(Inception 6-2-93)

with fee waivers and
expense reimbursements                     5.45       -        -   4.84

w/o fee waivers and
expense reimbursements                     4.77       -        -   4.30

U.S. GOVERNMENT SECURITIES/5/
(Inception 4-5-93)

CLASS A
with fee waivers and
expense reimbursements                     5.15       -        -   5.04

w/o fee waivers and
expense reimbursements                     4.54       -        -   4.31

CLASS C
with fee waivers and
expense reimbursements                     4.93       -        -   4.98

w/o fee waivers and
expense reimbursements                     4.29       -        -   4.26

CLASS D
with fee waivers and
expense reimbursements                     4.77       -        -   4.77

w/o fee waivers and
expense reimbursements                     4.17       -        -   4.04

INTERNATIONAL BOND/6/
(Inception 3-28-94)

CLASS A
with fee waivers and
expense reimbursements                     9.47       -        -  11.72

w/o fee waivers and
expense reimbursements                     8.80       -        -  11.10

CLASS D
with fee waivers and
expense reimbursements                     9.04       -        -  11.55

w/o fee waivers and
expense reimbursements                     8.37       -        -  10.94

----------------------

1. For Class A and D Units, performance data prior to Jan-uary 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class C and D Units, performance data from January 11, 1993 to July 3, 1995 (commencement of Class C Units) and September 14, 1994 (commencement of Class D Units), respectively, is that of Class A Units. Because the fees and expenses of Class C and Class D Units are .24% and .39%, respectively, higher than those of Class A Units, actual performance would have been lower had such fees and expenses been taken into account. Performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

2. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to September 14, 1994 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are .39% higher than those of Class A Units, actual performance would have been lower and such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

3. For Class A and D Units, performance data prior to January 11, 1993 (commencement of Portfolio) is that of a predecessor collective fund. For Class D Units, performance data from January 11, 1993 to November 16, 1994 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are .39% higher than those of Class A Units, actual performance would have been lower and such higher fees and expenses been taken into account. Performance data of the predecessor collective fund is adjusted to reflect the higher fees and expenses applicable to Class A Units at the time of their inception.

4. For Class C and D Units, performance data prior to December 29, 1995 (commencement of Class C Units) and September 15, 1994 (commencement of Class D Units) respectively, is that of Class A Units. Because fees and expenses of Class C and D Units are .24% and .39%, respectively, higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account.

5. For Class D Units, performance data prior to November 20, 1995 (commencement of Class D Units) is that of Class A Units. Because the fees and expenses of Class D Units are .39% higher than those of Class A Units, actual performance would have been lower had such higher fees and expenses been taken into account.

The Portfolios' 30-day (or one month) standard yield described in the Prospectus is calculated for each class of the Portfolios in accordance with the method prescribed by the SEC for mutual funds:


                             a-b
                  Yield = 2[(--- + 1) to the sixth power - 1]
                              cd

     Where:     a =  dividends and interest earned by a
                Portfolio during the period;

                b = expenses accrued for the period (net of reimbursements);

                c = average daily number of units outstanding during the period entitled to receive dividends; and

                d = net asset value per unit on the
                last day of   the period.

For the 30 day period ended November 30, 1996, the annualized yields for the Class A, Class B, Class C and Class D units of the Portfolios were as follows:

                                    30-Day Yield
                                    -------------

Short Duration Portfolio                5.63%
U.S. Government Securities
  Portfolio
     Class A                            5.35
     Class B                            N/A
     Class C                            N/A
     Class D                            4.97
Short-Intermediate Bond
  Portfolio
     Class A                            4.82
     Class B                            N/A
     Class C                            N/A
     Class D                            4.45
U.S. Treasury Index Portfolio
     Class A                            5.77
     Class B                            N/A
     Class C                            N/A
     Class D                            5.39
Bond Portfolio
     Class A                            4.97
     Class B                            N/A
     Class C                            4.68
     Class D                            4.60

International Bond Portfolio
     Class A                               5.88%
     Class B                               N/A
     Class C                               N/A
     Class D                               N/A

The information set forth in the foregoing table reflects certain fee reductions and expense limitations. See "Investment Adviser, Transfer Agent and Custodian" and "Administrator and Distributor" under "Additional Trust Information." In the absence of such fee reductions and expense limitations, the annualized 30-day yields of each Portfolio with respect to Class A, Class B, Class C and Class D units would have been as follows:

Short Duration Portfolio             5.09%
U.S. Government Securities
  Portfolio
     Class A                         4.73
     Class B                         N/A
     Class C                         N/A
     Class D                         4.33
Short-Intermediate Bond Portfolio
     Class A                         4.31
     Class B                         N/A
     Class C                         N/A
     Class D                         3.89
U.S. Treasury Index Portfolio
     Class A                         4.92
     Class B                         N/A
     Class C                         N/A
     Class D                         4.56
Bond Portfolio
     Class A                         4.50
     Class B                         N/A
     Class C                         4.14
     Class D                         4.06
International Bond Portfolio
     Class A                         5.36
     Class B                         N/A
     Class C                         N/A
     Class D                         N/A

The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

Because of the different Servicing Fees and transfer agency fees payable with respect to Class A, B, C and D units in a Portfolio, performance quotations for units of Class B, C and D of the Portfolio will be lower than the quotations for Class A units of the Portfolio, which will not bear any fees for unitholder support services and will bear minimal transfer agency fees.

                                     TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolios and their unitholders that are not described in the Portfolios' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their unitholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

GENERAL

Each Portfolio will elect to be taxed separately as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to unitholders, provided that it distributes an amount equal to at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

In addition to satisfying the Distribution Requirement, each Portfolio must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income from the sale or other disposition of such security within the meaning of this requirement. However any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

Each Portfolio intends to distribute to unitholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to unitholders as long-term capital gain, regardless of the length of time the unitholder has held the units, whether such gain was recognized by the Portfolio prior to the date on which a unitholder acquired units of the Portfolio and whether the distribution was paid in cash or reinvested in units. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of units held for six months or less will be treated as a long-term capital loss to the extent of the capital gain dividends the unitholder has received with respect to such units. It is not expected that any distributions will qualify for the dividends received deduction for corporations.

Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a nominal maximum rate of 35%.

If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to unitholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income, to the extent of such Portfolio's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate unitholders.

Unitholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolios each year.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to any unitholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust to do so, that he is not subject to backup withholding or that he is an "exempt recipient."

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

Special rules govern the Federal income tax treatment of financial instruments that may be held by the Portfolios. These rules may have a particular impact on the amount of income or gain that a Portfolio must distribute to its respective unitholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on its ability to comply with the Short-Short Test described above.

Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by a Portfolio (collectively, the "Instruments") at the close of its taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period a Portfolio has held the Instruments ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Portfolio in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the Instruments. Losses with respect to futures contracts to sell related options and certain foreign currency contracts, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolios, are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts which are part of a "mixed straddle" to sell related options and certain foreign currency contracts which are properly identified as such, a Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts, options and foreign currency contracts from the rules of Section 1256 of the Code including "the 40%-60% rule" and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of each Portfolio's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, each Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40%-60% rule" will apply to the net gain or loss attributable to the Instruments, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

A foreign currency contract must meet the following conditions in order to be subject to the mark-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts.
As of the date of this Additional Statement, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Portfolio may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

Some of the non-U.S. dollar denominated investments that the Portfolios may make, such as foreign debt securities and foreign currency contracts, may be subject to provisions of the Code which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Portfolios which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

FOREIGN INVESTORS

Foreign unitholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Portfolio of net interest income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year. For this purpose, foreign unitholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. A foreign unitholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of units or in respect of capital gain dividends, provided such unitholder submits a statement, signed under penalties of perjury, attesting to such unitholder's exempt status. Different tax consequences apply to a foreign unitholder engaged in a U.S. trade or business. Foreign unitholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Portfolio.

CONCLUSION

The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its unitholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Unitholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.

Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.


                              DESCRIPTION OF UNITS

The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional units of beneficial interest of one or more separate series representing interests in one or more investment portfolios.
The Trust may hereafter create series in addition to the Trust's seventeen existing series, which represent interests in the Trust's seventeen respective portfolios, six of which are described in this Additional Statement. The Trust Agreement further permits the Board of Trustees to classify or reclassify any unissued units into additional series or subseries within a series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of units of beneficial interest in four separate subseries (sometimes referred to as "classes") of units in each of its non-money market portfolios (other than the Short Duration Portfolio): Class A, B, C and D units. Under the terms of the Trust Agreement, each unit of each Portfolio is without par value, represents an equal proportionate interest in the particular Portfolio with each other unit of its class in the same Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, unitholders of each class of a Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution. Units do not have any preemptive or conversion rights. The right of redemption is described under "Investing-Redemption of Units" in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a unitholder to redeem units and the date of payment by a Portfolio may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the unitholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its units upon the occurrence of any of the foregoing conditions.
In addition, units of each Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the unitholders of the Portfolio. Units when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below.

The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are normally allocated in proportion to the net asset value of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding units of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding units of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by unitholders of the

Trust voting together in the aggregate without regard to a particular investment portfolio. In addition, unitholders of each of the classes in a particular investment portfolio have equal voting rights except that only units of a particular class of an investment portfolio will be entitled to vote on matters submitted to a vote of unitholders (if any) relating to unitholder servicing expenses and transfer agency fees that are payable by that class.

As a general matter, the Trust does not hold annual or other meetings of unitholders. This is because the Trust Agreement provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

Under Massachusetts law, there is a possibility that unitholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Trust Agreement contains an express disclaimer of unitholder (as well as Trustee and officer) liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any unitholder charged or held personally liable for the obligations or liabilities of the Trust solely by reason of being or having been a unitholder of the Trust and not because of such unitholder's acts or omissions or for some other reason. The Trust Agreement also provides that the Trust shall, upon proper and timely request, assume the defense of any charge made against any unitholder as such for any obligation or liability of the Trust and satisfy any judgment thereon. Thus, the risk of a unitholder incurring financial loss on account of unitholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Trust Agreement provides that each Trustee of the Trust will be liable for his own wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its unitholders to which he would otherwise be subject by reason of disabling conduct.

As of March 12, 1997 substantially all of the Portfolios' outstanding units were held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks that have invested in the Portfolios. As of the same date, the Trust's Trustees and officers owned beneficially less than 1% of the outstanding units of each Portfolio. Northern has advised the Trust that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle, Chicago, IL 60675) beneficially owned five percent or more of the outstanding units of the following Portfolios as of March 12, 1997:

                                                      Number    Percentage
                                                        of          of
                                                       Units       Units
                                                     ---------  -----------

SHORT DURATION PORTFOLIO
        Navistar International Corporation
        Retirement Health Benefits Trust             1,208,971       23.67%
        Case Hourly Employee Pension Plan              493,610        9.66
        Illinois Masonic Medical Center
        Restricted Investment Fund                     436,498        8.55
        Illinois Masonic Medical Center
        Board Designated Fund                          304,823        5.97
        Schlumberger Limited Health Care
        Medical Plan Trust                           1,117,100       21.87

U.S. GOVERNMENT SECURITIES PORTFOLIO
        Schlumberger Limited Master
        Profit Sharing Trust                           896,169       26.79
        Electrical Insurance Trust Supplemental
        Unemployment Benefit Fund                      557,377       16.67
        Schlumberger Limit Master Pension Trust        219,409        6.56
        Schlumberger Master Profit Sharing Trust       259,851        7.77
        Sheet Metal Workers Local 265
        Health & Welfare Plan                          367,072       10.97
        Illinois State Painters Welfare Fund           179,489        5.37

SHORT-INTERMEDIATE BOND PORTFOLIO
        Rexene Corporation Savings Plan                452,446        6.29
        Union Texas Petroleum Holdings
        Master Trust                                   407,672        5.66
        Midcom Corp. master Welfare Benefit
        Taxable Funds Account                          398,273        5.53
        U.A. Local 398 Health & Welfare Trust          378,796        5.26

BOND PORTFOLIO
        The Northern Trust Company
        Pension Plan                                          1,511,490   8.41
        The Northern Trust Company
        Thrift Incentive Plan                                 1,293,914   7.20
        Illinois Consolidated Master Trust                      961,228   5.35

U.S. TREASURY INDEX PORTFOLIO
        Liberty Healthcare System Inc.
        Pension Plan                                            206,757  14.75
        Purina Mills Inc. Master
        Retirement Trust                                        142,955  10.20
        Case Hourly Employee Pension Plan                       524,256  37.39

INTERNATIONAL BOND PORTFOLIO
        The Northern Trust Company
        Pension Plan                                            833,539  58.81
        Doe Run Resources Corporation
        Retirement Plan                                         174,838  12.33
        Peoples State Bank, St. Joseph, Michigan                109,020   7.69

                               OTHER INFORMATION

The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, fees for the registration or qualification of Portfolio units under Federal or state securities laws, expenses of the organization of the Portfolio, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses, Servicing Fees, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's unitholders and regulatory authorities, compensation and expenses of its Trustees, expenses of industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

The term "majority of the outstanding units" of either the Trust or a particular Portfolio means the vote of the lesser of (i) 67% or more of the units of the Trust or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding units of the Trust or such Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding units of the Trust or such Portfolio.

STATEMENTS CONTAINED IN THE PROSPECTUS OR IN THIS ADDITIONAL STATEMENT AS TO THE CONTENTS OF ANY CONTRACT OR OTHER DOCUMENTS REFERRED TO ARE NOT NECESSARILY COMPLETE, AND IN EACH INSTANCE REFERENCE IS MADE TO THE COPY OF SUCH CONTRACT OR OTHER DOCUMENT FILED AS AN EXHIBIT TO THE REGISTRATION STATEMENT OF WHICH THE PROSPECTUS AND THIS ADDITIONAL STATEMENT FORM A PART, EACH SUCH STATEMENT BEING QUALIFIED IN ALL RESPECTS BY SUCH REFERENCE.


                              FINANCIAL STATEMENTS

The audited financial statements and related report of Ernst & Young LLP, independent auditors, for the Short Duration Portfolio, U.S. Treasury Index Portfolio, U.S. Government Securities Portfolio, Short Intermediate Bond Portfolio, Bond Portfolio and International Bond Portfolio contained in the Annual Report for the fiscal year ended November 30, 1996 are hereby incorporated herein by reference. No other parts of the Annual Report, including without limitation "Management's Discussion of Portfolio Performance," are incorporated by reference herein. Copies of the Annual Report may be obtained by writing to Goldman, Sachs & Co., Funds Group, 4900 Sears Tower, Chicago, Illinois 60606, or by calling Goldman, Sachs toll-free at 800-621-2550.

                                   APPENDIX A

DESCRIPTION OF BOND RATINGS

The following summarizes the highest six ratings used by Standard & Poor's Ratings Group, Inc., a division of McGraw Hill ("S&P") for corporate and municipal debt:

        AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

        A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

        BB and B-Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

                                      1-A

S&P may attach the rating "r" to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks.

The following summarizes the highest six ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

        Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa-Bonds that are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba and B-Bonds that possess one of these ratings provide questionable protection of interest and principal. Ba indicates some speculative elements. B indicates a general lack of characteristics of desirable investment.

The foregoing ratings for corporate and municipal long-term debt are sometimes presented in parenthesis preceded with a "con", indicating the bonds are rated conditionally. Such parenthetical

                                      2-A
rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. The notation (P) when applied to forward delivery bonds indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

The following summarizes the highest six ratings used by Duff & Phelps Credit Rating Co. ("D&P") for corporate and municipal long-term debt:

        AAA-Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

        AA-Debt rated AA is of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

        A-Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

        BBB-Bonds that are rated BBB have below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

        BB and B-Bonds that are rated BB or B are below investment grade. Bonds rated BB are deemed likely to meet obligations when due. Bonds rated B possess the risk that the obligations will not be met when due.

To provide more detailed indications of credit quality, the ratings AA and lower may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

The following summarizes the highest six ratings used by Fitch Investors Service, Inc. ("Fitch") for corporate and municipal bonds:

        AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

        AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds related in the "AAA" and

                                      3-A

        "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

        A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

        BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        BB and B-Bonds considered to be speculative investments with respect to the timely payment of principal and interest in accordance with the terms of the obligation.

To provide more detailed indications of credit quality, the Fitch ratings "AA" and lower may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


DESCRIPTION OF MUNICIPAL NOTE RATINGS

The following summarizes the two highest ratings by S&P for short-term municipal notes:

        SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

        SP-2-Satisfactory capacity to pay principal and interest.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable rate demand obligations:

        MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

        MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

                                      4-A

The two highest rating categories of D&P for short-term debt are D 1 and D 2. D&P employs three designations, D 1+, D 1 and D 1-, within the highest rating category. D 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. D 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations. Fitch uses the short-term ratings described below under "Description of Commercial Paper Ratings" for municipal notes.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers or related supporting institutions rated Prime-1 are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers or related supporting institutions rated Prime-2 are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the highest ratings used by Fitch for short-term obligations:

        F-1+ securities possess very strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      5-A

        F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

        F-2 securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

D&P uses the short-term ratings described above under "Description of Note Ratings" for commercial paper.

                                      6-A

                                   APPENDIX B

As stated in their Prospectus, the Portfolios may enter into certain futures transactions and options. Such transactions are described in this Appendix.


I. INTEREST RATE FUTURES CONTRACTS

   Use of Interest Rate Futures Contracts.  Bond prices are established in both
   --------------------------------------
the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within three business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio could use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this could include the use of futures contract sales to protect against expected increases in interest rates and the use of futures contract purchases to offset the impact of interest rate declines.

   A Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Portfolio, through using futures contracts.

Futures contracts can also be used for nonhedging (speculative) purposes by a Portfolio as described in the Prospectus.

   Description of Interest Rate Futures Contracts.  An interest rate futures
   ----------------------------------------------
contract sale would create an obligation by a Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                                      1-B

   Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before a settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of a sale exceeds the price of the offsetting purchase, a Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, a Portfolio realizes a loss.

   Interest rate futures contracts are traded in an auction environment on the floors of several exchanges--principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the -New York Futures Exchange. A Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

   A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. A Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.  INDEX FUTURES CONTRACTS

   GENERAL. A bond index assigns relative values to the bonds included in the index which fluctuates with changes in the market values of the bonds included.

   A Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

                                      2-B

   In addition, a Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

   As stated above, futues contracts may also be used for non-hedging purposes.

III.  FUTURES CONTRACTS ON FOREIGN CURRENCIES (INTERNATIONAL BOND PORTFOLIO)

   A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Portfolio in anticipation of fluctuations in exchange rates between the U.S. dollars and other currencies arising from multinational transactions.

IV.  MARGIN PAYMENTS

   Unlike purchases, or sales of portfolio securities, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with the Custodian or a sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive

                                      3-B
from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Portfolio's adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

   There are several risks in connection with the use of futures by the Portfolios. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Northern. Conversely, the Portfolios may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Northern. It is also possible that, where a Portfolio had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on

                                      4-B
the futures and also experience a decline in value in its portfolio securities.

   Where futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

   In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by Northern may still not result in a successful hedging transaction over a short time frame.

   Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will generally not be sold until the futures contract can be terminated. In such circumstances, an increase in the

                                      5-B
price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

   Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

   Successful use of futures by the Portfolios is also subject to Northern's ability to predict correctly movements in the direction of the market. For example, if a particular Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolios may have to sell securities at a time when they may be disadvantageous to do so.

   Futures purchased or sold by the International Bond Portfolio (and related options) may be traded in foreign instruments. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transaction, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures of foreign options contracts may not be

                                      6-B
afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, the investments of the International Bond Portfolio's in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI.  OPTIONS ON FUTURES CONTRACTS

   The Portfolios may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

   Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See "Risks of Transactions in Futures Contracts" above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of any underlying instruments, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may, unlike futures contracts where the risk

                                      7-B
of loss is potentially unlimited, may frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.


VII.  OTHER MATTERS

   Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                      8-B

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK BOND PORTFOLIO

Yields on securities with two- to 30-year maturities remained relatively stable, moving only 0.20% to 0.30% higher from the beginning of the fiscal year to the end. Nevertheless, the interest rate environment during the fiscal year was volatile, as investors tried to anticipate Federal Reserve activity. Two-year securities traversed a 1.64% range, and the 30-year Treasury moved in a 1.24% range. The Fed, however, remained on hold after adjusting policy on January 31, 1996. In this uncertain interest rate environment, investors continued to reach for yield in their search for incremental return. As a result, the corporate and mortgage sectors outperformed Treasuries, with the best performance coming from lower-quality issues.
  Before fees, the portfolio provided a marginally higher return than its benchmark index. The portfolio's interest rate posture was neutral to its index, which neither added nor detracted from performance. The portfolio's outperformance was generated through overweightings in non-Treasury sectors and, in particular, through exposure to surplus notes and perpetual floating rate notes.
  Moving into 1997, we continue to hold a normal interest rate posture. The current inflation rate continues to make yields attractive from an historical real yield perspective, though the tight labor market gives us pause. If meaningful progress is made toward balancing the budget and entitlement reform, we may become more constructive on the market. While corporate spreads remain tight by historical standards, we continue to find opportunity to add value and remain overweighted in the corporate and mortgage sectors.

Mark Wirth, Portfolio Manager
   COMPARISON OF CHANGE IN VALUE OF
 $10,000 INVESTMENT IN BENCHMARK BOND
   PORTFOLIO VS. THE LEHMAN BROTHERS
    GOVERNMENT/CORPORATE BOND INDEX

          -l- Bond Portfolio
       - -c- - Lehman Brothers
   Government/Corporate Bond Index
 LOGO

                                                                        Lehman Brothers
   Average Annual Total Returns                                           Government/
        For Periods Ended                   Class A                        Corporate
        November 30, 1996:                   Units                        Bond Index
---------------------------------------------------------------------------------------
  One Year:                                  5.57%                           5.59%
---------------------------------------------------------------------------------------
  Since Commencement on 1/11/93:             8.26%                           7.58%
---------------------------------------------------------------------------------------

 LOGO

                                                                          Lehman Brothers
  Average Annual Total Returns                                              Government/
        For Periods Ended                   Class C                          Corporate
       November 30, 1996:                    Units                          Bond Index
-----------------------------------------------------------------------------------------
  One Year:                                  5.33%                             5.59%
-----------------------------------------------------------------------------------------
  Since Commencement on 7/3/95:              8.17%                             7.55%
-----------------------------------------------------------------------------------------

 LOGO

                                                                        Lehman Brothers
   Average Annual Total Returns                                           Government/
        For Periods Ended                   Class D                        Corporate
        November 30, 1996:                   Units                        Bond Index
---------------------------------------------------------------------------------------
  One Year:                                  5.17%                           5.59%
---------------------------------------------------------------------------------------
  Since Commencement on 9/14/94:            11.05%                          10.02%
---------------------------------------------------------------------------------------

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company or its affiliates, and are not federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK INTERNATIONAL BOND PORTFOLIO

Total return performance of most non-U.S. bond markets was excellent for the fiscal year ended November 30, 1996. Economic growth in these countries turned out to be slower than expected and, as a result, monetary policy remained loose during the year. In addition inflation was cooperative as it actually declined in many markets.
  The portfolio significantly outperformed its benchmark during the period, due primarily to its 10% underweighting in the Japanese bond and currency markets. Of the non-U.S. bond markets, Japan performed the worst during the year, and the yen fell nearly 11% in value versus the U.S. dollar.
  Whenever the dollar increases in value versus other currencies, such as the yen, the portfolio's nominal return is likely to suffer. However, because the portfolio was significantly underweighted in Japan throughout the year, we were able to avoid some of the currency effects caused by the stronger dollar and weaker yen.
  In addition to underweighting the Japanese market, another strategy that contributed to the portfolio's relative performance was overweighting the Canadian and Australian markets, both of which performed exceptionally well compared to other countries.
  We recently reduced the portfolio's underweight in Japan and its overweight in U.S. dollars. Even though the yen may continue to fall further, going forward, we don't believe it's prudent to take as strong a stand as we did over the past 12 months. From an overall interest rate sensitivity standpoint, the portfolio is positioned near neutral versus its benchmark.

Mike Lannan, Portfolio Manager
                         COMPARISON OF CHANGE IN VALUE
  OF $10,000 INVESTMENT IN BENCHMARK INTERNATIONAL BOND PORTFOLIO VS. THE J.P.
                     MORGAN NON-U.S. GOVERNMENT BOND INDEX

    l  International Bond Portfolio
     - -c- - J.P. Morgan Non-U.S.
        Government Bond Index

LOGO

                                                                                    J.P.
                                                                                   Morgan
   Average Annual Total Returns                                                   Non-U.S.
        For Periods Ended                      Class A                           Government
        November 30, 1996:                      Units                            Bond Index
  One Year:                                     9.47%                               7.13%
-------------------------------------------------------------------------------------------
  Since Commencement on 3/28/94:               11.72%                              11.80%

LOGO

                                                                                   J.P.
                                                                                  Morgan
 Average Annual Total Returns                                                    Non-U.S.
       For Periods Ended                      Class D                           Government
      November 30, 1996:                       Units                            Bond Index
One Year:                                      9.04%                              7.13%
------------------------------------------------------------------------------------------
Since Commencement on 11/20/95:                8.45%                              6.02%

--------------------------------------------------------------------------------

THE BENCHMARK SHORT DURATION PORTFOLIO

The portfolio's composition did not change much during the fiscal year ended November 30, 1996. We continued to invest primarily in asset-backed and other floating-rate securities, two-year Treasuries and commercial notes. We tended to favor securities from the bank and finance sectors, as they offered the most attractive yields without sacrificing quality.
  Compared to the three-month LIBOR Index and the 90-day Treasury Bill Index, the portfolio performed relatively poorly from February through April. However, during the final three months of the fiscal year, the portfolio recovered nicely, with its yield surpassing both indices.
  The portfolio's duration was approximately 100 days at the beginning of the fiscal year, peaked at approximately 160 days in June and decreased to approximately 80 days by year end, reflecting the more defensive nature of the portfolio.
  With the economy continuing to show some strength, future Federal Reserve actions are uncertain. As such, we expect to maintain a more defensive position. We feel that the portfolio remains an attractive alternative to money market funds for those who want to keep their investments in a short-term strategy for more than three to six months.

Jerry Pearson, Portfolio Manager
   COMPARISON OF CHANGE IN VALUE OF
$10,000 INVESTMENT IN BENCHMARK SHORT
    DURATION PORTFOLIO, THE LEHMAN
BROTHERS SHORT (1-3) INVESTMENT GRADE
   DEBT INDEX AND THE 3 MONTH LIBOR
                INDEX

         -l- Short Duration Portfolio - -c- - Lehman Brothers Short (1-
            3) Inv't. Grade Debt Index - - X - - 3 Month LIBOR Index

                                      LOGO

 Average Annual Total Returns
       For Periods Ended               Class A                Lehman                3 Month
      November 30, 1996:                Units                Brothers                LIBOR
 One Year:                              5.45%                 6.49%                  5.60%
-------------------------------------------------------------------------------------------
 Since Commencement on 6/2/93:          4.84%                 6.24%                  4.94%

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK SHORT-INTERMEDIATE BOND PORTFOLIO

Yields on securities with two- to five-year maturities remained relatively stable, moving only 0.20% to 0.30% higher from the beginning of the fiscal year to the end. Nevertheless, the interest rate environment during the fiscal year was volatile, as investors tried to anticipate Federal Reserve activity. Two-year securities traversed a 1.64% range, while five-year securities moved in a 1.72% range. The Fed, however, remained on hold after adjusting policy on January 31, 1996. In this uncertain interest rate environment, investors continued to reach for yield in their search for incremental return. As a result, the corporate and mortgage sectors outperformed Treasuries, with the best performance coming from lower-quality issues.
  Before fees, the portfolio provided a marginally higher return than its benchmark index. The portfolio's interest rate posture was neutral to its index, which neither added nor detracted from performance. The portfolio's outperformance was generated through overweightings in non-Treasury sectors.
  Moving into 1997, we continue to hold a normal interest rate posture. The current inflation rate continues to make yields attractive from an historical real yield perspective, though the tight labor market gives us pause. If meaningful progress is made toward balancing the budget and entitlement reform, we may become more constructive on the market. While corporate spreads remain tight by historical standards, we continue to find opportunity to add value and remain overweighted in the corporate and mortgage sectors.


Mark Wirth, Portfolio Manager
   COMPARISON OF CHANGE IN VALUE OF
$10,000 INVESTMENT IN BENCHMARK SHORT-
  INTERMEDIATE BOND PORTFOLIO VS. THE
MERRILL LYNCH 1-5 CORPORATE/GOVERNMENT
                 INDEX

      -l- Short-Intermediate Bond
               Portfolio
       - -c- - Merrill Lynch 1-5
      Corporate/Government Index

LOGO

                                                                            Merrill Lynch
 Average Annual Total Returns                                               1-5 Corporate/
      For Periods Ended                     Class A                           Government
      November 30, 1996:                     Units                            Bond Index
One Year:                                    5.68%                              5.79%
------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:               6.10%                              6.08%

LOGO

                                                                            Merrill Lynch
 Average Annual Total Returns                                               1-5 Corporate/
      For Periods Ended                     Class D                           Government
      November 30, 1996:                     Units                            Bond Index
One Year:                                    5.22%                              5.79%
------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:               7.16%                              7.72%

--------------------------------------------------------------------------------
THE BENCHMARK U.S. GOVERNMENT SECURITIES PORTFOLIO

A static snapshot of the fiscal year would show short-term government bond yields rising 0.25% higher during the year, on average. By most measures, this movement would be considered modest. Nevertheless, this seeming stability does not serve as an accurate portrayal of the volatility experienced. Two-year Treasury bonds, for example, traded in a 1.75% range--from 4.75% to 6.50%-- during the fiscal year. Investors moved the market in this sideways fashion based on ever-changing views of the future economic environment and its impact on future interest rates. In general, the Federal Reserve was quiet during the year, as it has not adjusted short-term rates since January 31, 1996.
  As we have maintained since April 1996 (when two-year Treasury rates moved above 6.00%), the current benign inflation outlook makes short-term interest rates attractive from a "real" return standpoint for long-term investors. Thus, the portfolio has been in a normal interest rate posture with respect to short-term government bonds throughout the year, and it has correspondingly earned market-type returns.
  With the portfolio limited to investing in U.S. Treasury, government agency and government agency mortgage-backed securities, we continually monitor the agency/Treasury relative value trade-off. While government agency securities do not typically compensate investors for the liquidity foregone relative to Treasuries, we have found opportunities in mortgage securities to add incremental yield with only a minimal level of call risk.

Steve Schafer, Portfolio Manager
   COMPARISON OF CHANGE IN VALUE OF
   $10,000 INVESTMENT IN BENCHMARK
 U.S. GOVERNMENT SECURITIES PORTFOLIO
 VS. THE MERRILL LYNCH 1-5 GOVERNMENT
                INDEX

       -l- U.S. Government
       Securities Portfolio
    - -c- - Merrill Lynch 1-5
         Government Index

LOGO

 Average Annual Total Returns                                               Merrill Lynch
       For Periods Ended                    Class A                         1-5 Government
      November 30, 1996:                     Units                              Index
 One Year:                                   5.15%                              5.67%
------------------------------------------------------------------------------------------
 Since Commencement on 4/5/93:               5.04%                              5.57%

LOGO

 Average Annual Total Returns**                                            Merrill Lynch
        For Period Ended                     Class C                       1-5 Government
       November 30, 1996:                     Units                            Index
 Since Commencement on 12/29/95:              4.05%                            4.76%

LOGO

 Average Annual Total Returns                                               Merrill Lynch
      For Periods Ended                     Class D                         1-5 Government
      November 30, 1996:                     Units                              Index
One Year:                                    4.77%                              5.67%
------------------------------------------------------------------------------------------
Since Commencement on 9/15/94:               6.48%                              7.53%

**AVERAGE ANNUAL TOTAL RETURNS ARE NOT ANNUALIZED FOR PERIODS LESS THAN ONE
YEAR.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE BENCHMARK U.S. TREASURY INDEX PORTFOLIO

On average, Treasury yields remained relatively stable from the beginning of the fiscal year to the end. In between, however, there was significant short-term volatility, as the ever-changing views on where the economy was headed and what impact that would have on future interest rates caused yields to go up and down.
  Yields on two-year Treasury bonds, for example, moved in a 1.75% range, while yields on the 30-year Treasury bond moved in a 1.24% range during the year.
  As it is designed to do, the U.S. Treasury Index Portfolio performed in line with the Lehman Brothers U.S. Treasury Bond Index during the period from December 1, 1995, to November 30, 1996. We will continue to invest in securities represented by the Index in our effort to provide returns that closely approximate those of the Index.

Richard Steck, Portfolio Manager
                         COMPARISON OF CHANGE IN VALUE
OF $10,000 INVESTMENT IN BENCHMARK U.S. TREASURY INDEX PORTFOLIO VS. THE LEHMAN
                       BROTHERS U.S. TREASURY BOND INDEX

  -l- U.S. Treasury Index Portfolio
     - -c- - Lehman Brothers U.S.
         Treasury Bond Index

LOGO

 Average Annual Total Returns                                            Lehman Brothers
      For Periods Ended                    Class A                        U.S. Treasury
      November 30, 1996:                    Units                          Bond Index
One Year:                                   5.10%                             5.24%
----------------------------------------------------------------------------------------
Since Commencement on 1/11/93:              6.97%                             7.24%

LOGO

 Average Annual Total Returns                                             Lehman Brothers
       For Periods Ended                    Class D                        U.S. Treasury
      November 30, 1996:                     Units                          Bond Index
One Year:                                    4.72%                             5.24%
-----------------------------------------------------------------------------------------
Since Commencement on 11/16/94:             10.40%                            11.29%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

           Description
-----------------------------------------------
 Principal            Maturity
  Amount         Rate Date          Value
-----------------------------------------------
                                 BOND PORTFOLIO
 ASSET-BACKED SECURITIES--0.2%
 AUTOMOTIVE--0.2%
           General Motors
           Acceptance Corp.
           Class A, Series:
           1993-B
 $   827     4.000%   09/15/98   $    819
 HOME EQUITY LOANS--0.0%
           U.S. Home Equity
           Loan, Series: 1991-2
     116     8.500    04/15/21        117
-----------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $941)                    $    936
-----------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  12.3%
           Countrywide Funding
           Corp.
           Class A4, Series:
           1993-1
 $13,567     5.321%   10/25/23   $ 12,244
           Delta Funding Corp.,
           Interest Only
           Stripped Security,
           Class A-4, Series:
           1991-1*
      --     --       01/01/06        202
           Donaldson, Lufkin &
           Jenrette, Inc.
           Mortgage Acceptance
           Corp.,
           Series 1994-Q8,
           Class 2A1
   5,752     7.250    05/25/24      5,752
           Donaldson, Lufkin &
           Jenrette, Inc.
           Mortgage Acceptance
           Corp.,
           Adjustable Rate,
           Interest Only
           Stripped Security,
           Series 1995-QE9*
      --     --       11/25/25      1,698
           GE Capital Mortgage
           Services Inc.
           Class A-23, Series:
           1994-10
  13,850     6.500    03/25/24     12,160
           PaineWebber Mortgage
           Acceptance Corp.
           Class A15, Series:
           1993-9
   7,919     7.000    10/25/23      7,848
           Prudential Home
           Mortgage Securities,
           Adjustable Rate,
           Interest Only
           Stripped Security
             Class A-17,
           Series: 1993-36*
      --     --       10/25/23      2,972
             Class A-18,
           Series: 1994-8*
      --     --       03/25/24      1,123

           Description
-------------------------------------------------------
 Principal          Maturity
  Amount      Rate  Date          Value
-------------------------------------------------------
           Residential
           Funding Mortgage
           Securities,
           Adjustable Rate,
           Interest Only
           Stripped Security
           Class A-14,
           Series: 1993-S22*
 $    --     --%    06/25/23   $  2,140
-------------------------------------------------------
 TOTAL COLLATERALIZED
  MORTGAGE OBLIGATIONS (Cost
  $46,317)                     $ 46,139
-------------------------------------------------------
 CORPORATE BONDS--10.9%
 BROKERAGE SERVICES--2.5%
           Salomon Brothers,
           Inc.
 $ 9,450     8.000% 03/28/97   $  9,515
 FINANCIAL--1.4%
           General Motors
           Acceptance Corp.
   4,285     8.875  06/01/00      5,119
 INSURANCE SERVICES--1.8%
           Lumberman's
           Mutual Casualty
           Co.
   6,000     9.150  07/01/26      6,717
 RETAIL--2.1%
           Penney (J.C.) &
           Co., Inc.
   7,700     6.900  08/15/03      7,939
 SANITARY SERVICES--3.1%
           WMX Technologies
  11,000     7.100  08/01/03     11,604
-------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost
  $38,843)                     $ 40,894
-------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--
  21.9%
 COLLATERALIZED MORTGAGE OBLIGA-
  TIONS--15.7%
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  INTEREST ONLY STRIPPED SE-
   CURITY*--0.0%
           Class 1392-S,
           Series: 1392
 $    --     --%    09/15/18   $     37
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  PRINCIPAL ONLY STRIPPED
   SECURITIES*--4.2%
           Class B, Series:
           G011
 $   912     --     04/25/23        632
           Class D, Series:
           1571
  13,511     --     08/15/23      8,525
           Class PD, Series:
           1750-C
  10,054     --     03/15/24      6,550
                               --------
                                 15,707

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------
 Principal           Maturity
  Amount       Rate  Date          Value
----------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST--5.8%
           Class 3-D, Series:
           1990-3
 $   953      8.500% 07/25/18   $    966
           Class A, Series:
           1996-M4
   8,947      7.750  03/17/17      9,216
           Class G, Series:
           1992-73
   7,500      7.500  04/25/21      7,660
           Class SA, Series:
           1991-127
     660     12.661  09/25/98        671
           Class SB, Series:
           1994-59
   6,364      2.880  03/25/24      3,304
                                --------
                                  21,817
 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION REMIC TRUST
  INTEREST ONLY STRIPPED SE-
  CURITY*--0.2%
           Class S, Series:
           G-12
      --     --      05/25/21        705
 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION REMIC TRUST
  PRINCIPAL ONLY STRIPPED SE-
  CURITIES*--5.5%
           Class B, Series:
           1993-161
 $ 4,732     --      10/25/18      4,504
           Class D, Series:
           1993-132
   1,947     --      10/25/22      1,082
           Class EA, Series:
           1993-205
   3,150     --      09/25/23      2,165
           Class G, Series:
           1994-9
   1,999     --      11/25/23      1,870
           Class L, Series:
           1993-184
   7,585     --      09/25/23      4,982
           Class PR, Series:
           1996-14
   9,000     --      01/25/24      6,019
                                --------
                                  20,622
 MORTGAGE-BACKED SECURITIES--
  6.2%
 FEDERAL HOME LOAN MORTGAGE CORP.--
  0.0%
       1     6.500   06/01/04          1
 GOVERNMENT NATIONAL MORTGAGE ASSOCIA-
  TION--6.2%
   7,615     8.000   11/15/26      7,852
           Series: 2026
   8,802     8.000   08/15/26      9,072
   5,940     8.000   09/15/26      6,122
                                --------
                                  23,046
----------------------------------------
 TOTAL U.S. GOVERNMENT AGEN-
  CIES
  (Cost $76,677)                $ 81,935
----------------------------------------

           Description
-------------------------------------------
 Principal          Maturity
  Amount       Rate Date          Value
-------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--43.6%
 U.S. TREASURY NOTES--41.4%
 $12,310     6.750% 02/28/97   $ 12,352
  25,000     5.875  10/31/98     25,125
  13,600     6.750  05/31/99     13,942
  38,745     6.875  08/31/99     39,901
  14,000     7.750  01/31/00     14,807
   8,450     5.750  08/15/03      8,363
  37,000     7.500  02/15/05     40,486
                               --------
                                154,976
 U.S. TREASURY BOND--2.2%
   7,635     7.125  02/15/23      8,239
-------------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATIONS
  (Cost $160,865)              $163,215
-------------------------------------------
 FLOATING RATE BANK NOTES--
  6.0%
           Lloyds Bank PLC
 $11,450     6.063% 12/13/96   $ 10,138
           National
           Westminster Bank
  13,800     5.625  02/28/97     12,101
-------------------------------------------
 TOTAL FLOATING RATE BANK
  NOTES
  (Cost $21,480)               $ 22,239
-------------------------------------------
 SHORT-TERM INVESTMENT--4.2%
           Berliner Handels und
           Frankfurter,
           Grand Cayman
 $15,853     5.688% 12/02/96   $ 15,853
-------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $15,853)               $ 15,853
-------------------------------------------
 TOTAL INVESTMENTS--99.1%
  (Cost $360,976)              $371,211
-------------------------------------------
 Other assets, less
  liabilities--0.9%               3,201
-------------------------------------------
 NET ASSETS--100.0%            $374,412
-------------------------------------------
-------------------------------------------

*At November 30, 1996, effective yields on these securities ranged from approximately 5.00% to 15.00%. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

                  Description
------------------------------------------------------
  Local Currency            Maturity
 Principal Amount      Rate Date         Value
------------------------------------------------------
                          INTERNATIONAL BOND PORTFOLIO
 DEBT OBLIGATIONS--93.8%
 AUSTRALIAN DOLLAR--4.3%
                  Commonwealth of
                  Australia
       1,580        10.000% 10/15/02   $ 1,471
 BELGIAN FRANC--1.9%
                  Kingdom of Belgium
      18,275         7.500  07/29/08       641
 BRITISH POUND STERLING--15.0%
                  Abbey National PLC
         825         6.000  08/10/99     1,352
                  Lloyds Bank PLC
         800         7.375  03/11/04     1,302
                  Treasury of United
                  Kingdom
       1,420         8.000  06/10/03     2,490
                                       -------
                                         5,144
 CANADIAN DOLLAR--8.4%
                  Dominion of Canada
       1,075         7.500  12/01/03       880
                  Province of Ontario
       1,050         7.250  09/27/05       826
                  Province of Quebec
       1,325        10.250  10/15/01     1,187
                                       -------
                                         2,893
 DANISH KRONE--5.5%
                  Kingdom of Denmark
      10,100         8.000  03/15/06     1,872
 FRENCH FRANC--8.9%
                  Electricite de
                  France
       6,200         8.600  04/09/04     1,416
                  Republic of France
       3,000         8.500  03/12/97       582
       4,600         8.250  02/27/04     1,041
                                       -------
                                         3,039
 GERMAN MARK--13.6%
                  Federal Republic of
                  Germany
       1,795         6.250  01/04/24     1,117
                  LKB Global Bond
       1,500         6.000  05/10/99     1,023

                  Description
----------------------------------------------
  Local Currency            Maturity
 Principal Amount      Rate Date         Value
----------------------------------------------
                  Republic of Austria
     1,670           8.000% 01/30/02   $ 1,230
                  Republic of Finland
     1,920           5.500  02/09/01     1,289
                                       -------
                                         4,659
 ITALIAN LIRA--8.2%
                  Republic of Italy
 4,000,000           8.500  04/01/04     2,808
 JAPANESE YEN--13.5%
                  Asian Development
                  Bank
    90,000           5.000  02/05/03       926
                  European Bank for
                  Reconstruction and
                  Development
    95,000           5.875  11/26/99       953
                  International Bank
                  for
                  Reconstruction and
                  Development
   100,000           4.500  03/20/03     1,010
                  Japan Development
                  Bank
   160,000           6.500  09/20/01     1,721
                                       -------
                                         4,610
 NETHERLANDS GUILDER--3.3%
                  Kingdom of the
                  Netherlands
     1,675           8.500  03/15/01     1,118
 SPANISH PESETA--4.1%
                  Kingdom of Spain
    35,000          11.450  08/30/98       294
   120,000          11.300  01/15/02     1,120
                                       -------
                                         1,414
 SWEDISH KRONA--3.8%
                  Kingdom of Sweden
     7,400          10.250  05/05/03     1,317
 UNITED STATES DOLLAR--3.3%
                  U.S. Treasury Note
     1,000           7.875  11/15/04     1,117
----------------------------------------------
 TOTAL DEBT OBLIGATIONS
  (Cost $29,495)                       $32,103
----------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                  Description
-----------------------------------------------------------
  Local Currency         Maturity
 Principal Amount   Rate Date         Value
-----------------------------------------------------------
                    INTERNATIONAL BOND PORTFOLIO--CONTINUED
 SHORT-TERM INVESTMENT--2.6%
 UNITED STATES DOLLAR
                  Berliner Handels und
                  Frankfurter,
                  Grand Cayman
 $   895          5.688% 12/02/96   $   895
-----------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost
  $895)                             $   895
-----------------------------------------------------------
 TOTAL INVESTMENTS--96.4%
  (Cost $30,390)                    $32,998
-----------------------------------------------------------
 Other assets, less liabilities--
  3.6%                                1,237
-----------------------------------------------------------
 NET ASSETS--100.0%                 $34,235
-----------------------------------------------------------
-----------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

           Description
------------------------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
------------------------------------------------------
       SHORT DURATION PORTFOLIO
 ASSET-BACKED SECURITY--5.6%
           Household Consumer
           Loan Trust
           Series: 96-2A
 $ 2,324     5.545% 08/15/06   $ 2,324
------------------------------------------------------
 TOTAL ASSET-BACKED SECURITY
  (Cost $2,324)                $ 2,324
------------------------------------------------------
 FLOATING RATE NOTES--15.5%
           Beneficial Corp.
 $ 2,500     5.570% 11/04/99   $ 2,489
           Household Finance
           Co.
   2,500     5.681  11/01/01     2,495
           USL Capital Corp.
           Series D
   1,500     5.705  04/19/99     1,497
------------------------------------------------------
 TOTAL FLOATING RATE NOTES
  (Cost $6,499)                $ 6,481
------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--6.0%
 U.S. Treasury Note
 $ 2,500     5.733% 11/15/99   $ 2,512
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $2,511)                $ 2,512
------------------------------------------------------
 COMMERCIAL PAPER--35.6%
 ASSET-BACKED SECURITIES--13.5%
           Ascot Capital
           Corp.
 $ 1,000     5.391% 02/10/97   $   989
           Cooperative
           Association of
           Tractor Dealers
    500      5.376  12/10/96       499
           Corporate
           Receivables Corp.
    400      5.317  12/09/96       399
           Gotham Funding
           Corp.
   1,000     5.444  02/05/97       990
           Old Line Funding
    785      5.373  12/12/96       784
           Strategic Asset
           Funding Corp.
   1,000     5.476  01/31/97       991
           Wood Street
           Funding Corp.
   1,000     5.371  12/10/96       999
                               -------
                                 5,651
 COMMUNICATIONS--2.3%
           NYNEX Corp.
   1,000     5.375  12/16/96       998

           Description
--------------------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
--------------------------------------------------
 FOOD AND KINDRED PRODUCTS--
  4.8%
           Coca-Cola
           Enterprises Inc.
 $ 1,000     5.466% 12/05/96   $   999
           Thames Asset
           Global
           Securitization No.
           1, Inc.
   1,000     5.427  02/18/97       988
                               -------
                                 1,987
 HOLDING AND OTHER INVESTMENT
  OFFICES--4.2%
           CSW Credit, Inc.
    900      5.309  12/04/96       899
    400      5.314  12/10/96       399
           Enterprise Funding
           Corp.
    466      5.354  12/13/96       465
                               -------
                                 1,763
 INSURANCE CARRIERS--4.8%
           John Hancock
           Capital Corp.
   2,000     5.291  12/10/96     1,997
 MISCELLANEOUS RETAIL--1.0%
           Mont Blanc Capital
     423     5.366  12/04/96       423
 NONDEPOSITORY BUSINESS
  CREDIT INSTITUTIONS--2.6%
           PHH Corp.
   1,000     5.327  12/16/96       999
           Transamerica Corp.
     100     5.261  12/05/96       100
                               -------
                                 1,099
 TRANSPORTATION--2.4%
           General Motors
           Acceptance Corp.
   1,000     5.747  03/11/97       984
--------------------------------------------------
 TOTAL COMMERCIAL PAPER
  (Cost $14,902)               $14,902
--------------------------------------------------
 SHORT-TERM INVESTMENTS--15.6%
           Federal Home Loan
           Mortgage
           Association
 $ 4,525     5.703% 12/02/96   $ 4,524
           Norinchukin Bank
   1,000     5.340  12/06/96     1,000
           Swiss Bank
   1,000     5.520  12/18/96     1,000
--------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,524)                $ 6,524
--------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------------------------------------
 Principal                         Maturity
  Amount                      Rate Date                       Value
--------------------------------------------------------------------
 REPURCHASE AGREEMENTS--23.9%
           Bear Stearns & Co., Inc., Dated 11/29/96,
           Repurchase Price $10,005
           (U.S. Government Securities Colld.)
 $10,000     5.680%                12/02/96                 $10,000
           Donaldson Lufkin & Jenrette Securities, Inc.,
           Dated 11/29/96, Repurchase Price $3
           (U.S. Government Securities Colld.)
       3     5.920%                12/02/96                       3
--------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $10,003)                                            $10,003
--------------------------------------------------------------------
 TOTAL INVESTMENTS--102.2%
  (Cost $42,763)                                            $42,746
--------------------------------------------------------------------
 Liabilities, less other assets--(2.2)%                        (933)
--------------------------------------------------------------------
 NET ASSETS--100.0%                                         $41,813
--------------------------------------------------------------------
--------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

           Description
--------------------------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
--------------------------------------------------------
                       SHORT-INTERMEDIATE BOND PORTFOLIO
ASSET-BACKED SECURITIES--8.2%
AUTOMOTIVE--8.2%
           Olympic Automobile
           Receivables Trust
 $4,000      5.950% 11/15/99    $4,017
  2,627      7.875  07/15/01     2,693
           Olympic Automobile
           Receivables Trust,
           Interest Only
           Stripped Security*
     --      --     01/15/99     1,703
           Premier Auto Trust
  2,222      4.750  02/02/00     2,209
           Western Financial
           Automobile Loan
           Trust
    507      4.700  01/01/98       507
  1,505      7.100  01/01/00     1,526
--------------------------------------------------------
 TOTAL ASSET-BACKED SECURI-
  TIES
  (Cost $12,880)               $12,655
--------------------------------------------------------
 COLLATERALIZED MORTGAGE
  OBLIGATION--1.6%
           Donaldson, Lufkin
           & Jenrette, Inc.
           Mortgage
           Acceptance Corp.,
           Series 1994-Q8,
           Class 2A1
 $2,473      7.250% 05/25/24   $ 2,473
--------------------------------------------------------
 TOTAL COLLATERALIZED MORT-
  GAGE
  OBLIGATION (Cost $2,429)     $ 2,473
--------------------------------------------------------
 CORPORATE OBLIGATIONS--9.7%
 BROKERAGE SERVICES--7.4%
           Donaldson Lufkin &
           Jenrette, Inc.
           Medium Term Note
 $6,500      5.625% 02/15/16   $ 6,353
           Salomon Brothers,
           Inc. Medium Term
           Notes
  3,000      5.500  01/31/98     2,987
  2,000      5.700  02/11/98     1,995
                               -------
                                11,335
 FINANCIAL--2.3%
           Greyhound
           Financial Corp.
  3,590      8.250  03/11/97     3,613
--------------------------------------------------------
 TOTAL CORPORATE OBLIGATIONS
  (Cost $15,075)               $14,948
--------------------------------------------------------

           Description
---------------------------------------
 Principal          Maturity
  Amount       Rate Date          Value
---------------------------------------
 U.S. GOVERNMENT AGENCIES--
  9.2%
 COLLATERALIZED MORTGAGE OBLIGATIONS
 FEDERAL HOME LOAN MORTGAGE
  ASSOCIATION
  REMIC TRUST PRINCIPAL ON-
  LY*--3.3%
           Class
           BA, Series: 1571
 $  5,472    --  %  04/15/19   $  5,098
 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION
  REMIC TRUST--4.0%
           Class
           A, Series: 1996-M4
    5,965    7.750  03/17/17      6,144
 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION
  REMIC TRUST PRINCIPAL ON-
  LY*--1.9%
           Class B, Series:
           1993-161
    1,183    --     10/25/18      1,126
           Class G, Series:
           1994-9
    1,999    --     11/25/23      1,870
                               --------
                                  2,996
---------------------------------------
 TOTAL U.S. GOVERNMENT AGEN-
  CIES
  (Cost $12,738)               $ 14,238
---------------------------------------
 U.S. GOVERNMENT OBLIGA-
  TIONS--67.1%
 U.S. TREASURY NOTES--67.1%
 $  5,000    5.375% 11/30/97   $  4,996
    7,000    5.625  01/31/98      7,010
   12,000    5.125  03/31/98     11,942
    8,000    5.375  05/31/98      7,983
    2,000    5.125  11/30/98      1,982
   26,600    6.750  05/31/99     27,269
   13,675    6.875  08/31/99     14,083
   18,000    7.750  01/31/00     19,038
    4,000    5.500  12/31/00      3,958
    4,890    6.625  06/30/01      5,046
---------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATIONS
  (Cost $102,332)              $103,307
---------------------------------------
 SHORT-TERM INVESTMENT--2.3%
           Berliner Handels
           und Frankfurter,
           Grand Cayman
 $  3,537    5.688% 12/02/96   $  3,537
---------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $3,537)                $  3,537
---------------------------------------
 TOTAL INVESTMENTS--98.1%
  (Cost $148,991)              $151,158
---------------------------------------
 Other assets, less other
  liabilities--1.9%               2,860
---------------------------------------
 NET ASSETS--100.0%            $154,018
---------------------------------------
---------------------------------------

*At November 30, 1996, the effective yields on these securities ranged from approximately 5.00% to 7.00%. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
----------------------------------------------
 U.S. GOVERNMENT SECURITIES PORTFOLIO
U.S. GOVERNMENT AGENCIES--25.0%
COLLATERALIZED MORTGAGE OBLIGATIONS--15.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION--0.8%
           Class F, Series:
           1520
 $   750     5.650% 09/15/04   $   745
FEDERAL NATIONAL MORTGAGE ASSOCIATION--14.2%
           Class A, Series:
           1996-M4
   3,977     7.750  03/17/17     4,096
           Class E, Series:
           1992-200
   1,000     6.250  06/25/17     1,000
           Class EZ, Series:
           1993-133
   3,626     5.850  02/25/17     3,574
           Class PD, Series:
           1993-085
   4,700     5.500  07/25/03     4,678
           Class 14-F,
           Series: 1988-14
     297     9.200  12/25/17       308
                               -------
                                13,656
MORTGAGE-BACKED SECURITIES--7.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION--0.6%
     594     7.599  11/01/24       605

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--7.3%
   6,632     8.000  08/15/26     6,835
     179     8.000  11/15/26       184
                               -------
                                 7,019

AGENCY OBLIGATIONS--2.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION--0.5%
     500     7.130  06/30/05       505
TENNESSEE VALLEY AUTHORITY NOTE--1.6%
   1,500     6.235  07/15/45     1,524
                               -------
                                 2,029
----------------------------------------------
 TOTAL U.S. GOVERNMENT AGEN-
 CIES
  (Cost $23,881)               $24,054
----------------------------------------------

                   Description
------------------------------------------------------
     Principal                      Maturity
      Amount                   Rate Date         Value
------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--72.3%
U.S. TREASURY NOTES
 $15,000             6.750%         02/28/97   $15,051
  18,000             5.500          11/15/98    17,966
   7,500             6.750          05/31/99     7,689
  15,000             7.750          01/31/00    15,865
  12,000             6.125          07/31/00    12,141
     715             6.625          06/30/01       738
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $69,274)                               $69,450
------------------------------------------------------
 SHORT TERM INVESTMENT--1.3%
                   Federal Home Loan Bank
                   Discount Note
 $ 1,225             5.700%         12/02/96   $ 1,225
------------------------------------------------------
 TOTAL SHORT TERM INVESTMENT
  (Cost $1,225)                                $ 1,225
------------------------------------------------------
 TOTAL INVESTMENTS--98.6%
  (Cost $94,380)                               $94,729
------------------------------------------------------

Other assets, less liabilities--1.4%                                     1,382
------------------------------------------------------------------------------
NET ASSETS--100.0%                                                     $96,111
------------------------------------------------------------------------------
------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

           Description
------------------------------------
 Principal        Maturity
  Amount   Rate   Date         Value
------------------------------------
     U.S. TREASURY INDEX PORTFOLIO
 U.S. GOVERNMENT OBLIGA-
  TIONS--97.4%
 U.S. TREASURY NOTES--63.7%
 $1,500    5.500% 07/31/97   $ 1,502
  1,115    9.250  08/15/98     1,181
  6,100    5.000  01/31/99     6,024
  1,400    5.500  02/28/99     1,396
  2,350    7.875  11/15/99     2,487
  2,900    6.375  01/15/00     2,954
  1,700    6.250  02/15/03     1,730
                             -------
                              17,274
 U.S. TREASURY BONDS--32.0%
    435    13.875 05/15/11       673
    660    14.000 11/15/11     1,040
    490    13.250 05/15/14       781
  1,000     7.250 05/15/16     1,089
    900     8.125 05/15/21     1,078
  1,100     6.250 08/15/23     1,067
  2,800     6.875 08/15/25     2,954
                             -------
                               8,682
 U.S. TREASURY INTEREST ONLY
  STRIPPED SECURITY*--1.7%
    475    --     08/15/97       458
------------------------------------
 TOTAL U.S. GOVERNMENT OB-
  LIGATIONS
  (Cost $25,857)             $26,414
------------------------------------

           Description
------------------------------------
 Principal        Maturity
  Amount   Rate   Date         Value
------------------------------------
 SHORT TERM INVESTMENT--1.1%
           Federal Home
           Loan Bank
           Discount Note
 $  310    5.700% 12/02/96   $   310
------------------------------------
 TOTAL SHORT TERM INVEST-
  MENT
  (Cost $310)                $   310
------------------------------------
 TOTAL INVESTMENTS--98.5%
  (Cost $26,167)             $26,724
------------------------------------
 Other assets, less liabil-
  ities--1.5%                    397
------------------------------------
 NET ASSETS--100.0%          $27,121
------------------------------------
------------------------------------

*The effective yield on this Interest Only Stripped Security was 5.44% at November 30, 1996. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
NOTES TO STATEMENTS OF INVESTMENTS
November 30, 1996
--The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

--Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes or, for floating rate securities, the current reset rate.

--Stripped securities represent the right to receive either future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities varies inversely with changes in interest rates.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1996
(All amounts in thousands, except net asset value per unit)

                                                                Short-       U.S.      U.S.
                                     International   Short   Intermediate Government Treasury
                            Bond         Bond      Duration      Bond     Securities   Index
                          Portfolio    Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
----------------------------------------------------------------------------------------------
ASSETS:
Investments in securi-
ties, at cost             $360,976      $30,390     $32,760    $148,991    $94,380    $26,167
Repurchase agreements,
at cost                         --           --      10,003          --         --         --
----------------------------------------------------------------------------------------------
Investments in securi-
ties, at value            $371,211      $32,998     $32,743    $151,158    $94,729    $26,724
Repurchase agreements,
at value                        --           --      10,003          --         --         --
Cash                           196          141          --       1,301          7          6
Receivables:
 Interest                    5,134        1,078          74       1,589      1,387        381
 Foreign tax reclaims           --           17          --          --         --         --
 Fund units sold                 3           --          --          36         --         --
 Administrator                  11            5          14           8          6          6
Deferred organization
costs, net                      15           37          29          15         18         15
Other assets                    --            2           2          --         --         --
----------------------------------------------------------------------------------------------
TOTAL ASSETS               376,570       34,278      42,865     154,107     96,147     27,132
----------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed         2,027           --       1,000          30         --         --
 Distributions to
 unitholders                    --           --          25          --         --         --
Accrued expenses:
 Advisory fees                  76           20           7          32         20          3
 Administration fees            30            3          11          13          8          2
 Custodian fees                  4            5           4           2          2          2
 Transfer agent fees             4           --          --           1          1         --
Other liabilities               17           15           5          11          5          4
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES            2,158           43       1,052          89         36         11
----------------------------------------------------------------------------------------------
NET ASSETS                $374,412      $34,235     $41,813    $154,018    $96,111    $27,121
----------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital           $366,616      $31,072     $42,377    $151,156    $95,994    $27,538
Accumulated undistrib-
 uted net investment in-
 come                           --           31          35          45         75         25
Accumulated net realized
 gain (loss) on
 investments                (2,439)         529        (582)        650       (307)      (999)
Net unrealized apprecia-
tion (depreciation) on
investments                 10,235        2,608         (17)      2,167        349        557
Net unrealized loss on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --           (5)         --          --         --         --
----------------------------------------------------------------------------------------------
NET ASSETS                $374,412      $34,235     $41,813    $154,018    $96,111    $27,121
----------------------------------------------------------------------------------------------
Total units outstanding
(no par value), unlim-
ited units authorized
 Class A                    17,661        1,543       4,187       7,423      4,602      1,276
 Class C                       353           --          --          --        176         --
 Class D                        11            2          --          17         11         41
----------------------------------------------------------------------------------------------
Net asset value, offer-
ing and redemption price
per unit
 Class A                  $  20.77      $ 22.16     $  9.99    $  20.70    $ 20.07    $ 20.60
 Class C                  $  20.78           --          --          --    $ 20.06         --
 Class D                  $  20.76      $ 22.14          --    $  20.66    $ 20.03    $ 20.57
----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1996
(All amounts in thousands)

                                                               SHORT-       U.S.      U.S.
                                    INTERNATIONAL   SHORT   INTERMEDIATE GOVERNMENT TREASURY
                            BOND        BOND      DURATION      BOND     SECURITIES   INDEX
                          PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
---------------------------------------------------------------------------------------------
INTEREST INCOME:           $22,432     $2,199(a)   $2,692     $10,435      $4,897    $1,082
---------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees     1,993        288         194       1,011         527        70
Administration fees            575         80         121         353         220        44
Custodian fees                  46         67          32          28          20        20
Transfer agent fees             38          3          --          17          12         2
Registration fees               33         42           8          25          22        20
Professional fees               19          5           6          11           4         4
Trustee fees                    12          2           2           7           2         2
Amortization of deferred
 organization costs, net        14         17          20          14          13        13
Unitholder Servicing
 Fees                            7         --          --          --           5         1
Other                           19          2          12          12           8         8
---------------------------------------------------------------------------------------------
TOTAL EXPENSES               2,756        506         395       1,478         833       184
Less voluntary waivers
 of:
 Investment advisory
  fees                      (1,163)       (64)       (121)       (590)       (307)      (44)
 Administration fees          (243)       (48)        --         (184)       (132)      (26)
Less: Expenses reimburs-
 able by Administrator        (143)       (87)       (153)        (97)        (69)      (67)
---------------------------------------------------------------------------------------------
Net expenses                 1,207        307         121         607         325        47
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       21,225      1,892       2,571       9,828       4,572     1,035
Net realized gains
 (losses) on:
 Investment transactions     2,094      1,011          29         392         (58)       91
 Foreign currency trans-
  actions                      --         (35)        --          --          --        --
Net change in unrealized
 appreciation
 (depreciation) on in-
 vestments                  (3,905)        20         --       (1,308)       (201)     (239)
Net change in unrealized
 gains on translation of
 other assets and lia-
 bilities denominated in
 foreign currencies            --           6         --          --          --        --
---------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS RESULTING FROM
 OPERATIONS                $19,414     $2,894      $2,600     $ 8,912      $4,313    $  887
---------------------------------------------------------------------------------------------

(a) Net of $49 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1996 and 1995
(All amounts in thousands)

                                                 Bond           International
                                               Portfolio       Bond Portfolio
                                           ------------------  ----------------
                                             1996      1995     1996     1995
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                     $ 21,225  $ 15,744  $ 1,892  $ 1,898
 Net realized gains (losses) on invest-
  ments and foreign currency transactions     2,094     1,622      976      731
 Net change in unrealized appreciation
  (depreciation) on investments              (3,905)   34,676       20    2,711
 Net change in unrealized gains (losses)
  on translations of other assets and li-
  abilities denominated in foreign cur-
  rencies                                        --        --        6      (11)
--------------------------------------------------------------------------------
Net increase in net assets resulting from
 operations                                  19,414    52,042    2,894    5,329
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A UNITHOLDERS
 FROM:
 Net investment income                      (20,213)  (15,211)  (2,300)  (2,605)
 Return of capital                             (556)     (347)      --       --
--------------------------------------------------------------------------------
Total distributions to Class A
 unitholders                                (20,769)  (15,558)  (2,300)  (2,605)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C UNITHOLDERS
 FROM:
 Net investment income                         (264)      (82)      --       --
 Return of capital                               (7)       (2)      --       --
--------------------------------------------------------------------------------
Total distributions to Class C
 unitholders                                   (271)      (84)      --       --
--------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D UNITHOLDERS
 FROM:
 Net investment income                           (8)       (4)      (1)      --
 Return of capital                               (1)       --       --       --
--------------------------------------------------------------------------------
Total distributions to Class D
 unitholders                                     (9)       (4)      (1)      --
--------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of units            143,593    65,433    5,918    6,142
 Reinvested distributions                    18,565    13,688    1,747    2,073
 Cost of units redeemed                     (79,885)  (86,462)  (6,747)  (5,213)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets re-
 sulting from Class A unit transactions      82,273    (7,341)     918    3,002
--------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of units              4,311     4,059       --       --
 Reinvested distributions                       271        84       --       --
 Cost of units redeemed                      (1,032)     (574)      --       --
--------------------------------------------------------------------------------
Net increase in net assets resulting from
 Class C unit transactions                    3,550     3,569       --       --
--------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of units                127       100       41        9
 Reinvested distributions                         9         4        1       --
 Cost of units redeemed                         (37)       (9)      --       --
--------------------------------------------------------------------------------
Net increase in net assets resulting from
 Class D unit transactions                       99        95       42        9
--------------------------------------------------------------------------------
Net increase (decrease)                      84,287    32,719    1,553    5,735
Net assets--beginning of year               290,125   257,406   32,682   26,947
--------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                    $374,412  $290,125  $34,235  $32,682
--------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME:       $     --  $     --  $    31  $    36
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        Short-
Short Duration       Intermediate         U.S. Government       U.S. Treasury
   Portfolio        Bond Portfolio     Securities Portfolio    Index Portfolio
-----------------  ------------------  ----------------------  ----------------
 1996      1995      1996      1995       1996        1995      1996     1995
--------------------------------------------------------------------------------
$ 2,571   $ 4,196  $  9,828  $  6,272  $    4,572  $    1,688  $ 1,035  $ 1,675
     29       (41)      392       735         (58)         60       91      823
     --       161    (1,308)    6,055        (201)      1,548     (239)   3,234
     --        --        --        --          --          --       --       --
--------------------------------------------------------------------------------
  2,600     4,316     8,912    13,062       4,313       3,296      887    5,732
--------------------------------------------------------------------------------
 (2,571)   (4,196)   (9,596)   (6,177)     (4,393)     (1,644)  (1,005)  (1,700)
     --        --        --        --          --          --       --       --
--------------------------------------------------------------------------------
 (2,571)   (4,196)   (9,596)   (6,177)     (4,393)     (1,644)  (1,005)  (1,700)
--------------------------------------------------------------------------------
     --        --        --        --        (159)         --       --       --
     --        --        --        --          --          --       --       --
--------------------------------------------------------------------------------
     --        --        --        --        (159)         --       --       --
--------------------------------------------------------------------------------
     --        --        (3)       (1)         (9)         (2)     (26)      (4)
     --        --        --        --          --          --       --       --
--------------------------------------------------------------------------------
     --        --        (3)       (1)         (9)         (2)     (26)      (4)
--------------------------------------------------------------------------------
 64,087    48,728    69,730    84,233     104,606      58,790   13,176   14,609
  2,425     3,722     8,697     5,697       4,198       1,508      746    1,392
(70,201)  (96,900)  (82,742)  (34,345)    (72,555)    (30,910)  (5,169) (39,656)
--------------------------------------------------------------------------------
 (3,689)  (44,450)   (4,315)   55,585      36,249      29,388    8,753  (23,655)
--------------------------------------------------------------------------------
     --        --        --        --       4,695          --       --       --
     --        --        --        --         159          --       --       --
     --        --        --        --      (1,298)         --       --       --
--------------------------------------------------------------------------------
     --        --        --        --       3,556          --       --       --
--------------------------------------------------------------------------------
     --        --       328        12         210          55      592      281
     --        --         3        --           8           2       26        4
     --        --        (2)       --         (60)         (5)     (66)      (3)
--------------------------------------------------------------------------------
     --        --       329        12         158          52      552      282
--------------------------------------------------------------------------------
 (3,660)  (44,330)   (4,673)   62,481      39,715      31,090    9,161  (19,345)
 45,473    89,803   158,691    96,210      56,396      25,306   17,960   37,305
--------------------------------------------------------------------------------
$41,813   $45,473  $154,018  $158,691  $   96,111  $   56,396  $27,121  $17,960
--------------------------------------------------------------------------------
$    35   $    35  $     45  $    206  $       75  $       75  $    25  $    21
--------------------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                                         Bond Portfolio
                          ------------------------------------------------------------------------------------
                                        Class A                        Class C              Class D
                          ---------------------------------------  ---------------- --------------------------
                            1996      1995      1994     1993 (A)   1996   1995 (B)  1996     1995    1994 (C)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  20.96  $  18.29  $  20.70   $  20.00  $20.96   $20.21  $ 20.94  $ 18.29   $18.74
Income (loss) from in-
 vestment operations:
 Net investment income        1.29      1.17      1.42       1.42    1.25     0.47     1.22     1.08     0.28
 Net realized and
  unrealized gain (loss)
  on investments             (0.19)     2.66     (2.21)      0.66   (0.18)    0.74    (0.18)    2.66    (0.45)
---------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment
 operations                   1.10      3.83     (0.79)      2.08    1.07     1.21     1.04     3.74    (0.17)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (1.26)    (1.14)    (1.46)     (1.38)  (1.22)   (0.45)   (1.19)   (1.09)   (0.28)
 Net realized gain on
  investments                   --        --     (0.15)        --      --       --       --       --       --
 Return of capital            (.03)    (0.02)    (0.01)        --    (.03)   (0.01)    (.03)      --       --
---------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.29)    (1.16)    (1.62)     (1.38)  (1.25)   (0.46)   (1.22)   (1.09)   (0.28)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)      (0.19)     2.67     (2.41)      0.70   (0.18)    0.75    (0.18)    2.65    (0.45)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.77  $  20.96  $  18.29   $  20.70  $20.78   $20.96  $ 20.76  $ 20.94   $18.29
---------------------------------------------------------------------------------------------------------------
Total return (d)              5.57%    21.55%    (4.04)%    10.60%   5.33%    6.08%    5.17%   21.06%   (0.94)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and
  reimbursements              0.36%     0.36%     0.36%      0.36%   0.60%    0.60%    0.75%    0.75%    0.75%
 Expenses, before waiv-
  ers and
  reimbursements              0.84%     0.84%     0.87%      0.92%   1.08%    1.08%    1.23%    1.23%    1.26%
 Net investment income,
  net of waivers and re-
  imbursements                6.39%     5.94%     7.31%      7.84%   6.09%    5.59%    5.99%    5.48%    6.31%
 Net investment income,
  before waivers and re-
  imbursements                5.91%     5.46%     6.80%      7.28%   5.61%    5.11%    5.51%    5.00%    5.80%
Portfolio turnover rate     101.38%    74.19%   103.09%     89.06% 101.38%   74.19%  101.38%   74.19%  103.09%
Net assets at end of pe-
 riod (in
 thousands)               $366,850  $286,301  $257,391   $245,112  $7,342   $3,704  $   220  $   120   $   15
---------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on July 3, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

                                International Bond Portfolio                 Short Duration Portfolio
                          --------------------------------------------  -------------------------------------
                                  Class A                 Class D                    Class A
                          --------------------------  ----------------  -------------------------------------
                           1996     1995    1994 (A)   1996   1995 (B)   1996      1995      1994    1993 (C)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 21.74  $ 19.93  $ 20.00   $21.74   $22.17   $  9.99  $   9.97  $  10.03  $  10.00
Income (loss) from
 investment operations:
 Net investment income       1.54     1.26     0.79     1.37     0.02      0.53      0.59      0.40      0.14
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions               0.43     2.28     0.01     0.51    (0.08)       --      0.01     (0.05)     0.03
--------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.97     3.54     0.80     1.88    (0.06)     0.53      0.60      0.35      0.17
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income
  (d)                       (1.55)   (1.73)   (0.87)   (1.48)   (0.37)    (0.53)    (0.58)    (0.40)    (0.14)
 Net realized gain on
  investments
  transactions                 --       --       --       --       --        --        --     (0.01)       --
--------------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.55)   (1.73)   (0.87)   (1.48)   (0.37)    (0.53)    (0.58)    (0.41)    (0.14)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)      0.42     1.81    (0.07)    0.40    (0.43)       --      0.02     (0.06)     0.03
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 22.16  $ 21.74  $ 19.93   $22.14   $21.74   $  9.99  $   9.99  $   9.97  $  10.03
--------------------------------------------------------------------------------------------------------------
Total return (e)             9.47%   18.20%    4.03%    9.04%   (0.30)%    5.45%     6.14%     3.64%     1.73%
Ratio to average net as-
 sets of (f):
 Expenses, net of
  waivers and
  reimbursements             0.96%    0.96%    0.96%    1.35%    1.35%     0.25%     0.25%     0.25%     0.32%
 Expenses, before
  waivers and
  reimbursements             1.58%    1.47%    1.49%    1.97%    1.86%     0.81%     0.80%     0.77%     0.50%
 Net investment income,
  net of waivers and
  reimbursements             5.91%    5.92%    5.93%    5.67%    3.26%     5.30%     5.80%     3.93%     3.00%
 Net investment income,
  before waivers and re-
  imbursements               5.29%    5.41%    5.40%    5.05%    2.75%     4.74%     5.25%     3.41%     2.82%
Portfolio turnover rate     33.89%   54.46%   88.65%   33.89%   54.46%   828.58% 1,272.21% 1,364.00%   434.32%
Net assets at end of
 period (in thousands)    $34,183  $32,673  $26,947   $   52   $    9   $41,813  $ 45,473  $ 89,803  $186,765
--------------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 20, 1995.
(c) Commenced investment operations on June 2, 1993.
(d) For the International Bond Portfolio, distributions to unitholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(e) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(f) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                      Short-Intermediate Bond Portfolio
                          ---------------------------------------------------------------
                                       Class A                          Class D
                          -------------------------------------  ------------------------
                            1996      1995     1994    1993 (A)   1996    1995   1994 (B)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  20.73  $  19.53  $ 20.33  $  20.00  $20.71  $19.53   $19.82
Income (loss) from in-
 vestment operations:
 Net investment income        1.14      1.02     0.97      0.85    1.07    0.94     0.23
 Net realized and
  unrealized gain (loss)
  on investments             (0.01)     1.19    (0.80)     0.31   (0.02)   1.18    (0.29)
------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.13      2.21     0.17      1.16    1.05    2.12    (0.06)
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (1.16)    (1.01)   (0.97)    (0.83)  (1.10)  (0.94)   (0.23)
------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.16)    (1.01)   (0.97)    (0.83)  (1.10)  (0.94)   (0.23)
------------------------------------------------------------------------------------------
Net increase (decrease)      (0.03)     1.20    (0.80)     0.33   (0.05)   1.18    (0.29)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.70  $  20.73  $ 19.53  $  20.33  $20.66  $20.71   $19.53
------------------------------------------------------------------------------------------
Total return (c)              5.68%    11.58%    0.84%     5.90%   5.22%  11.09%   (0.30)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      0.36%     0.36%    0.36%     0.36%   0.75%   0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements      0.88%     0.91%    0.95%     1.00%   1.27%   1.30%    1.34%
 Net investment income,
  net of waivers and re-
  imbursements                5.83%     5.14%    4.84%     4.79%   4.96%   4.85%    4.42%
 Net investment income,
  before waivers and re-
  imbursements                5.31%     4.59%    4.25%     4.15%   4.44%   4.30%    3.83%
Portfolio turnover rate      47.68%    54.68%   48.67%    19.48%  47.68%  54.68%   48.67%
Net assets at end of pe-
 riod (in thousands)      $153,675  $158,678  $96,209  $107,550  $  343  $   13   $    1
------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

                                         U.S. Government Securities Portfolio
                          -------------------------------------------------------------------------
                                      Class A                  Class C           Class D
                          -----------------------------------  --------  --------------------------
                           1996     1995     1994    1993 (a)  1996 (b)   1996     1995    1994 (c)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.08  $ 19.05  $ 20.07  $ 20.00   $ 20.13   $ 20.04  $ 19.05   $19.43
Income (loss) from in-
 vestment operations:
 Net investment income       1.02     1.05     0.91     0.55      0.91      0.96     0.96     0.22
 Net realized and
  unrealized gain (loss)
  on investments            (0.01)    1.02    (1.02)    0.05     (0.12)    (0.03)    1.00    (0.38)
----------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.01     2.07    (0.11)    0.60      0.79      0.93     1.96    (0.16)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (1.02)   (1.04)   (0.91)   (0.53)    (0.86)    (0.94)   (0.97)   (0.22)
----------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.02)   (1.04)   (0.91)   (0.53)    (0.86)    (0.94)   (0.97)   (0.22)
----------------------------------------------------------------------------------------------------
Net increase (decrease)     (0.01)    1.03    (1.02)    0.07     (0.07)    (0.01)    0.99    (0.38)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 20.07  $ 20.08  $ 19.05  $ 20.07   $ 20.06   $ 20.03  $ 20.04   $19.05
----------------------------------------------------------------------------------------------------
Total return (d)             5.15%   11.18%  (0.57)%    3.00%     4.05%     4.77%   10.66%   (0.90)%
Ratio to average net as-
 sets of (e):
 Expenses, net of waiv-
  ers and reimbursements     0.36%    0.36%    0.36%    0.43%     0.60%     0.75%    0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements     0.94%    1.09%    1.12%    1.18%     1.18%     1.33%    1.48%    1.51%
 Net investment income,
  net of waivers and
  reimbursements             5.22%    5.43%    4.62%    4.18%     4.97%     4.83%    5.08%    4.65%
 Net investment income,
  before waivers and
  reimbursements             4.64%    4.70%    3.86%    3.43%     4.39%     4.25%    4.35%    3.89%
Portfolio turnover rate    119.75%  141.14%   45.55%   20.59%   119.75%   119.75%  141.14%   45.55%
Net assets at end of pe-
 riod (in thousands)      $92,351  $56,329  $25,293  $32,479   $ 3,535   $   225  $    67   $   13
----------------------------------------------------------------------------------------------------

(a) Commenced investment operations on April 5, 1993.
(b) Class C units were issued on December 29, 1995.
(c) Class D units were issued on September 15, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.


See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                      U.S. Treasury Index Portfolio
                          ------------------------------------------------------------
                                      Class A                         Class D
                          -----------------------------------  -----------------------
                           1996     1995     1994     1993(A)   1996    1995   1994(B)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 20.78  $ 18.77  $ 21.05   $ 20.00  $20.75  $18.77  $18.80
Income (loss) from in-
 vestment operations:
 Net investment income       1.19     1.11     1.15      0.95    1.17    1.00    0.09
 Net realized and
  unrealized gain (loss)
  on investments            (0.18)    2.01    (1.93)     1.02   (0.24)   2.03   (0.03)
--------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       1.01     3.12    (0.78)     1.97    0.93    3.03    0.06
--------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income      (1.19)   (1.11)   (1.14)    (0.92)  (1.11)  (1.05)  (0.09)
 Net realized gain on
  investments                  --       --    (0.36)       --      --      --      --
--------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.19)   (1.11)   (1.50)    (0.92)  (1.11)  (1.05)  (0.09)
--------------------------------------------------------------------------------------
Net increase (decrease)     (0.18)    2.01    (2.28)     1.05   (0.18)   1.98   (0.03)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 20.60  $ 20.78  $ 18.77   $ 21.05  $20.57  $20.75  $18.77
--------------------------------------------------------------------------------------
Total return (c)             5.10%   16.95%   (3.80)%    9.94%   4.72%  16.43%   0.37%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements     0.26%    0.26%    0.26%     0.26%   0.65%   0.65%   0.65%
 Expenses, before waiv-
  ers and reimbursements     1.04%    0.89%    0.79%     0.83%   1.43%   1.28%   1.18%
 Net investment income,
  net of waivers and re-
  imbursements               5.93%    5.09%    5.60%     5.11%   5.57%   5.41%   6.05%
 Net investment income,
  before waivers and re-
  imbursements               5.15%    4.46%    5.07%     4.54%   4.79%   4.78%   5.52%
Portfolio turnover rate     42.49%   80.36%   52.80%    77.75%  42.49%  80.36%  52.80%
Net assets at end of pe-
 riod (in thousands)      $26,273  $17,674  $37,305   $71,456  $  848  $  286  $   --
--------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1996
1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes sixteen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian.
Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the fixed income portfolios (the "Portfolios").
 The Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities, and U.S. Treasury Index Portfolios may issue four separate unit classes: Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of November 30, 1996, Class A, Class C and Class D units are outstanding for certain portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(a) Investment Valuation
Investments held by a portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securities are not traded on a valuation date, at the last quoted bid price. Securities which are traded in the over-the-counter markets are valued at the last quoted bid price. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees ("Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(d) Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(e) Forward Foreign Currency Exchange Contracts
The International Bond Portfolio is authorized to enter into forward foreign currency exchange contracts for the

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1996

2. SIGNIFICANT ACCOUNTING POLICIES (continued) purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond Portfolio may enter into foreign currency contracts for speculative purposes. The objective of the Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the financial statements. The portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

(f) Federal Taxes
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1996, the Trust's most recent tax year end, the portfolios had approximately the following amounts of capital loss carryforwards for U.S. federal tax purposes:

                                AMOUNT     YEAR(S) OF EXPIRATION
----------------------------------------------------------------
                            (IN THOUSANDS)
Bond                            $1,398         2002 to 2003
Short Duration                     581         2002 to 2003
U.S. Government Securities         168         2001 to 2003
U.S. Treasury Index                979             2002

-------------------------------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(g) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(h) Expenses
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Certain expenses arising in connection with a class of units are allocated to that class of units. Expenses incurred which do not specifically relate to an individual portfolio are allocated among the portfolios based on each portfolio's relative net assets.

(i) Distributions
Dividends from net investment income are declared and paid as follows:

                            DECLARED    PAID
-----------------------------------------------
Bond                        Monthly   Monthly
International Bond          Quarterly Quarterly
Short Duration              Daily     Monthly
Short-Intermediate Bond     Monthly   Monthly
U.S. Government Securities  Monthly   Monthly
U.S. Treasury Index         Monthly   Monthly
-----------------------------------------------

 Each portfolio's net realized capital gains are distributed at least annually.

-------------------------------------------------------------------------------
 Income dividends and capital gains distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.
 Distributions of short-term and long-term capital gains were declared and paid December 24, 1996 to unitholders of record on December 23, 1996, as follows:

                         SHORT-TERM Long-Term
                          CAPITAL    Capital
                            GAIN      Gain     Total
-----------------------------------------------------
International Bond        $0.0872    $0.2491  $0.3363
Short-Intermediate Bond    0.0123     0.0426   0.0549
-----------------------------------------------------

(j) Reclassifications
At November 30, 1996, the Bond Portfolio reclassified approximately $740,000 from accumulated net realized loss on investment transactions to undistributed net investment income. The International Bond Portfolio reclassified approximately $439,000 from accumulated net realized gain (loss) on investment transactions, and $35,000 from net realized loss on foreign currency transactions, to accumulated undistributed net investment income. The Short-Intermediate Bond Portfolio reclassified approximately $390,000 from accumulated net realized gain (loss) on investment transactions to undistributed net investment income, and the U.S. Government Securities Portfolio reclassified approximately $11,000 from accumulated net realized gain (loss) on investment transactions to undistributed net investment income. These reclassifications had no impact on the net asset value of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement with Northern whereby each portfolio pays Northern a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current fiscal year, Northern voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates, expressed as a percentage of average daily net assets for the year ended November 30, 1996, are as follows:

                                              Net
                            ADVISORY Less:  Advisory
                              FEE    Waiver   Fee
----------------------------------------------------
Bond                          .60%    .35%    .25%
International Bond            .90     .20     .70
Short Duration                .40     .25     .15
Short-Intermediate Bond       .60     .35     .25
U.S. Government Securities    .60     .35     .25
U.S. Treasury Index           .40     .25     .15
----------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%,
 .10%, and .15% of the average daily net asset value of the outstanding Class A, B, C and D units, respectively, for the Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios.
 As compensation for the services rendered as custodian for the portfolios, and for the services rendered as transfer agent for the Short Duration Portfolio, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman Sachs whereby each portfolio pays the Administrator a fee, computed daily and payable monthly, based on the average net assets of each portfolio at the rates set forth below:

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1996

Average net assets                RATE
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 For the current fiscal year, Goldman Sachs voluntarily agreed to limit administration fees to .10% of average daily net assets for the Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios. In addition, Goldman Sachs agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. No waiver was required under this agreement during the year ended November 30, 1996. Furthermore, Goldman Sachs has agreed to reimburse each portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of the average daily net assets for the Bond, Short-Intermediate Bond, Short Duration, U.S. Government Securities and U.S. Treasury Index Portfolios and .25% of the average daily net assets for the International Bond Portfolio.
 The administration fees waived and expenses reimbursed during the year ended November 30, 1996, are shown on the accompanying Statements of Operations.

Goldman Sachs receives no compensation under the distribution agreement.

5. UNITHOLDER SERVICING PLAN
The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain unitholder administrative support services for their customers or other investors who beneficially own Class B, C and D units. As compensation under the Unitholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .10%, .15% and .25% of the average daily net asset value of the outstanding Class B, C and D units, respectively.

6. INVESTMENT TRANSACTIONS
Investment transactions for the year ended November 30, 1996 (excluding short-term investments) were as follows:

                                                   PROCEEDS
                                                  FROM SALES   PROCEEDS
                                                      AND     FROM SALES
                            PURCHASES             MATURITIES     AND
                             OF U.S.   PURCHASES    OF U.S.   MATURITIES
                           GOVERNMENT   OF OTHER  GOVERNMENT   OF OTHER
                           OBLIGATIONS SECURITIES OBLIGATIONS SECURITIES
------------------------------------------------------------------------
                                          (in thousands)
Bond                        $299,522    $95,138    $230,507    $62,706
International Bond                --     10,260          --     10,601
Short Duration                49,240     36,941      51,720     38,111
Short-Intermediate Bond       62,699     12,135      62,188     13,881
U.S.Government Securities    136,302         --      95,525         --
U.S. Treasury Index           16,514         --       7,346         --
------------------------------------------------------------------------

 As of November 30, 1996, the composition of unrealized appreciation (depreciation) of investment securities (including the effects of foreign currency translation) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                     Cost for
                                                                     Federal
                                                           Net        Income
                                                       Appreciation    Tax
                            Appreciation Depreciation (Depreciation) Purposes
-----------------------------------------------------------------------------
                                             (in thousands)
Bond                          $12,054       $2,860        $9,194     $362,017
International Bond              2,935          327         2,608       30,390
Short Duration                      2           19           (17)      42,763
Short-Intermediate Bond         2,687          520         2,167      148,991
U.S. Government Securities        655          433           222       94,507
U.S. Treasury Index               571           14           557       26,167
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------

7. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 Interest expense for the year ended November 30, 1996 was approximately $1,000 for the International Bond Portfolio. This amount is included in other expenses on the Statements of Operations.
 As of November 30, 1996, there were no outstanding borrowings.

8. UNIT TRANSACTIONS
Transactions in Class A units for the year ended November 30, 1996 were as follows:

                                                               NET
                                   REINVESTED                INCREASE
                            SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
----------------------------------------------------------------------
                                          (in thousands)
Bond                        7,010      910         3,920      4,000
International Bond            272       81           313         40
Short Duration              6,424      243         7,034       (367)
Short-Intermediate Bond     3,372      424         4,028       (232)
U.S. Government Securities  5,223      211         3,637      1,797
U.S. Treasury
 Index                        642       37           254        425
----------------------------------------------------------------------

 Transactions in Class A units for the year ended November 30, 1995 were as follows:

                                                               NET
                                   REINVESTED                INCREASE
                            SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
----------------------------------------------------------------------
                                          (in thousands)
Bond                        3,353      696         4,459        (410)
International Bond            297       97           243         151
Short Duration              4,868      388         9,707      (4,451)
Short-Intermediate Bond     4,158      285         1,714       2,729
U.S. Government Securities  2,965       77         1,564       1,478
U.S. Treasury
 Index                        748       70         1,953      (1,135)
----------------------------------------------------------------------

 Transactions in Class C units for the year ended November 30, 1996 were as follows:

                                  REINVESTED                 NET
                           SALES DISTRIBUTIONS REDEMPTIONS INCREASE
-------------------------------------------------------------------
                                        (in thousands)
Bond                        214        13           51       176
U.S.Government Securities   234         8           66       176
-------------------------------------------------------------------

 Transactions in Class C units for the period ended November 30, 1995 were as follows:

             REINVESTED                 NET
      SALES DISTRIBUTIONS REDEMPTIONS INCREASE
----------------------------------------------
                   (in thousands)
Bond   201         4           28       177
----------------------------------------------

 Transactions in Class D units for the year ended November 30, 1996 were as follows:

                                   REINVESTED                 NET
                            SALES DISTRIBUTIONS REDEMPTIONS INCREASE
--------------------------------------------------------------------
                                         (in thousands)
Bond                           6        --            1         5
International Bond             1        --           --         1
Short-Intermediate Bond       16        --           --        16
U.S. Government Securities    10         1            3         8
U.S. Treasury Index           29         1            3        27
--------------------------------------------------------------------

 Transactions in Class D units for the period ended November 30, 1995 were as follows:

                                    REINVESTED                 NET
                            SALES DISTRIBUTIONS  REDEMPTIONS INCREASE
---------------------------------------------------------------------
                                         (in thousands)
Bond                           5        --            --         5
International Bond             1        --            --         1
U.S. Government Securities     3        --             1         2
U.S. Treasury Index           13        --            --        13
---------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Unitholders and Trustees of
The Benchmark Funds
Fixed Income Portfolios
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Bond, International Bond, Short Duration, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios, comprising the Fixed Income Portfolios of The Benchmark Funds, as of November 30, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investments owned at November 30, 1996 by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bond, International Bond, Short Duration, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios, comprising the Fixed Income Portfolios of The Benchmark Funds, at November 30, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                           LOGO

Chicago, Illinois
January 21, 1997

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent andCustodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
Frederick T. Kelsey
Richard P. Strubel

Officers

Paul W. Klug, Jr., President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107



 This Annual Report is
authorized for distribution to
prospective investors only
when preceded or accompanied
by a Prospectus which contains
facts concerning the
objectives and policies,
management expenses and other
information.
The
Benchmark
Funds

Money
Market
Portfolios



          Annual Report
          November 30, 1996

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                              THE BENCHMARK FUNDS
                                4900 SEARS TOWER
                            CHICAGO, ILLINOIS 60606

                          GOVERNMENT SELECT PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          DIVERSIFIED ASSETS PORTFOLIO
                              TAX-EXEMPT PORTFOLIO

This Statement of Additional Information (the "Additional Statement") dated April 1, 1997 is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios of The Benchmark Funds (the "Prospectus") dated April 1, 1997. Copies of the Prospectus may be obtained without charge by calling Goldman, Sachs & Co. ("Goldman Sachs") toll-free at 1-800-621-2550 (outside Illinois) or by writing to the address stated above. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

                              ------------------

                                     INDEX
                                                       Page
                                                       ----
ADDITIONAL INVESTMENT INFORMATION                      B-3
  Investment Objectives and Policies                   B-3
  Investment Restrictions                              B-9
ADDITIONAL TRUST INFORMATION                           B-13
  Trustees and Officers                                B-13
  Investment Adviser,
  Transfer Agent and Custodian                         B-20
  Administrator and Distributor                        B-25
  Counsel and Auditors                                 B-27
PERFORMANCE INFORMATION                                B-28
AMORTIZED COST VALUATION                               B-29
DESCRIPTION OF UNITS                                   B-31
ADDITIONAL INFORMATION CONCERNING TAXES                B-34
  General                                              B-34
  Special Tax Considerations
  Pertaining to the
  Tax-Exempt Portfolio                                 B-36
  Foreign Investors                                    B-37
  Conclusion                                           B-37
OTHER INFORMATION                                      B-37
FINANCIAL STATEMENTS                                   B-39
APPENDIX A (Description of Securities Ratings)         1-A

                               ----------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS ADDITIONAL STATEMENT OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

UNITS OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY, THE NORTHERN TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                       ADDITIONAL INVESTMENT INFORMATION


INVESTMENT OBJECTIVES AND POLICIES

The following supplements the investment objectives and policies of the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios (the "Portfolios") of The Benchmark Funds (the "Trust") as set forth in the Prospectus.

DESCRIPTION OF COMMERCIAL PAPER, BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT AND TIME DEPOSITS

Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corpo rations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

As stated in the Prospectus, the Diversified Assets Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

DESCRIPTION OF ASSET-BACKED SECURITIES

The Diversified Assets Portfolio may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not, however, expected to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 13 months or less. Asset-backed securities acquired by the Portfolio may include collateralized mortgage obligations ("CMOs") issued by private companies.

U.S.  GOVERNMENT OBLIGATIONS

Examples of the types of U.S. Government obligations that may be acquired by the Portfolios include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES

The Portfolios (other than the Government Select Portfolio) may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

U.S.  TREASURY STRIPS

Within the past several years, the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. All Portfolios, including the Government Select Portfolio, may acquire securities registered under the STRIPS program.

BANK AND DEPOSIT NOTES

The Diversified Assets Portfolio may purchase bank and deposit notes. Bank notes rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

VARIABLE AND FLOATING RATE INSTRUMENTS

With respect to the variable and floating rate instruments that may be acquired by the Portfolios as described in the Prospectus, Northern will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will continuously monitor their financial status to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is of "high quality," the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Portfolios will invest in variable and floating rate instruments only when Northern deems the investment to involve minimal credit risk. In determining weighted average portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Portfolios, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

INVESTMENT COMPANIES

To the extent required by the 1940 Act and the regulations and orders of the SEC thereunder, each Portfolio currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made, not more than 3% of the total outstanding stock of any one investment company will be owned by the Portfolio, the Trust as a whole and their affiliated persons (as defined in the 1940 Act). An investment company whose securities are purchased by a Portfolio or the Trust is not obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, a portfolio may adhere to more restrictive limitaitons with respect to its investments in securiites issued by other investment companies if required by the SEC or deemed to be in the best interests of of the Trust. To the extent required by the 1940 Act, each Portfolio expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, as are deemed creditworthy by Northern under guidelines approved by the Trust's Board of Trustees. The repurchase price under the repurchase agreements will generally equal the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Trust's custodian (or subcustodian), in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

SECURITIES LENDING

Collateral for loans of portfolio securities made by a Portfolio may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or (with respect to the Diversified Assets Portfolio) irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Portfolio lends its securities, it continues to receive interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or negotiate a commitment after entering into it. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions. For purposes of determining a Portfolio's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio's custodian (or subcustodian) will maintain in a segregated account cash, U.S. Government securities or other high-grade debt obligations having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian or subcustodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

YIELDS AND RATINGS

The yields on certain obligations, including the money market instruments in which the Portfolios invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, D&P, Fitch and TBW represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

MUNICIPAL INSTRUMENTS

Opinions relating to the validity of Municipal Instruments and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance. Neither the Trust nor Northern will review the proceedings relating to the issuance of Municipal Instruments or the bases for such opinions.

An issuer's obligations under its Municipal Instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Instruments may be materially adversely affected by litigation or other conditions.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Instruments. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the Federal income tax status of interest on Municipal Instruments. Future proposals could materially adversely affect the availability of Municipal Instruments for investment by the Tax-Exempt Portfolio and the liquidity and value of the Portfolio. In such an event the Board of Trustees would reevaluate the Portfolio's investment objective and policies and consider changes in its structure or possible dissolution.

Interest earned by the Tax-Exempt Portfolio on private activity bonds (if any) that is treated as a specific tax preference item under the Federal alternative minimum tax will not be deemed to have been derived from Municipal Instruments for purposes of determining whether that Portfolio meets its fundamental policy that at least 80% of its annual gross income be derived from Municipal Instruments.

STANDBY COMMITMENTS

The Tax-Exempt Portfolio may enter into standby commitments with respect to Municipal Instruments held by it. Under a standby commitment, a dealer agrees to purchase at the Portfolio's option a specified Municipal Instrument at its amortized cost value to the Portfolio plus accrued interest, if any. Standby commitments may be exercisable by the Portfolio at any time before the maturity of the underlying Municipal Instruments and may be sold, transferred or assigned only with the instruments involved.

The Tax-Exempt Portfolio expects that standby commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for a standby commitment either separately in cash or by paying a higher price for Municipal Instruments which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding standby commitments held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each standby commitment is acquired.

The Portfolio intends to enter into standby commitments only with dealers, banks and broker-dealers which, in Northern's opinion, present minimal credit risks. The Portfolio will acquire standby commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a standby commitment will not affect the valuation or assumed maturity of the underlying Municipal Instrument which will continue to be valued in accordance with the amortized cost method. The actual standby commitment will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a standby commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected in realized gain or loss when the commitment is exercised or expires.

INVESTMENT RESTRICTIONS

Each Portfolio is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Portfolio only by a vote of the holders of a majority of such Portfolio's outstanding units.

No Portfolio may:

     (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Portfolio's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

     (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements for the Diversified Assets, Government and Government Select Portfolios) except to secure permitted borrowings.

     (3) Purchase or sell real estate or securities issued by real estate investment trusts, but this restriction shall not prevent a Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein.

     (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs.

     (5) Invest in companies for the purpose of exercising control or management.

     (6) Act as underwriter of securities (except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies), purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities or maintain a short position, or write puts, calls or combinations thereof.

     (7) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation.

     (8) Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of such Portfolio's total assets would be invested in such issuer, except that: (a) up to 25% of the value of the total assets of the Tax-Exempt Portfolio may be invested in any securities, and up to 25% of the value of the total assets of each of the other Portfolios may be invested in repurchase agreements, certificates of deposit and bankers' acceptances, without regard to this 5% limitation; and (b) with respect to each Portfolio, such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

     (9) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

     (10) Borrow money (other than pursuant to reverse repurchase agreements for the Portfolios described above), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Portfolio's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Portfolio do not exceed one-third of the Portfolio's total assets. No purchases of securities will be made if borrowings subject to this restriction exceed 5% of the value of the Portfolio's assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Trust's Portfolios by enabling the Trust to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Portfolio fall below 300% of its borrowings, the Trust will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act.

                                  *    *    *

The freedom of action reserved in Restriction No. 9 with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks.

In addition, as matters of fundamental policy, the Government Select Portfolio, Government Portfolio and Diversified Assets Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the applicable Portfolio's total assets; and the Tax-Exempt Portfolio may not acquire direct ownership of industrial development bonds if, as a result of such acquisition, more than 5% of the value of its total assets would be invested in industrial development bonds where payment of principal and interest is the responsibility of companies (including their predecessors) with less than three years of operating history and such bonds are not guaranteed as to principal and interest by companies (including their predecessors) with three years or more of operating history.

Except to the extent otherwise provided in Investment Restriction (9) for the purpose of such restriction, in determining industry classification the Trust intends to use the industry classification titles in the Standard Industrial Classification Manual.

In applying Restriction No. 8 and Restriction No. 9 above, a security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

Any restriction which involves a maximum percentage will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio.

                          ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers of the Trust is set forth below.

NAME, AGE                                           POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS                                         WITH TRUST             DURING PAST 5 YEARS
------------------------------------------  --------------------------  --------------------------
William H. Springer,67                      Chairman                     Vice Chairman of Ameritech
701 Morningside Drive                       and                          (a telecommunications
Lake Forest, IL 60045                       Trustee                      holding company; February
                                                                         1987 to retirement in August
                                                                         1992); Vice Chairman,
                                                                         Chief Financial and
                                                                         Administrative Officer,
                                                                         prior thereto; Director,
                                                                         Walgreen Co. (a retail drug
                                                                         store business); Director
                                                                         of Baker, Fentress & Co. (a
                                                                         closed-end, non-diversified
                                                                         management investment
                                                                         company) (April 1992 to
                                                                         present).

Edward J. Condon, Jr.,56                    Trustee                      Chairman of The Paradigm
227 West Monroe Street                                                   Group, Ltd. (a financial
Chicago, IL 60606.                                                       advisor) since July 1993.
                                                                         Vice President and
                                                                         Treasurer of Sears, Roebuck
                                                                         and Co. (a retail
                                                                         corporation) from February
                                                                         1989 to July 1993.  Within
                                                                         the last five years he has
                                                                         served as a Director of:
                                                                         Sears Roebuck Acceptance
                                                                         Corp.; Discover Credit
                                                                         Corp.; Sears Receivables
                                                                         Financing Group, Inc.;
                                                                         Sears Credit Corp.; and
                                                                         Sears Overseas Finance N.V.

John W. English, 63                         Trustee                      Private Investor.  Vice
50-H New England Avenue                                                  President and Chief
P.O. Box 640                                                             Investment Officer of The
Summit, NJ 07902-0640.                                                   Ford Foundation (a charitable
                                                                         trust) from 1981 until 1993.
                                                                         Trustee:  The

                                                                         China
                                                                         Fund, Inc.; Paribas Trust for the
                                                                         Institutions;

NAME, AGE                                           POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS                                         WITH TRUST             DURING PAST 5 YEARS
------------------------------------------  --------------------------  --------------------------

                                                                        Retail Property Trust; Sierra Trust;
                                                                        American Red Cross in Greater New York;
                                                                        Mote Marine Laboratory; and United
                                                                        Board for Christian Higher Education in
                                                                        Asia.  Director: University of Iowa
                                                                        Foundation; Blanton-Peale Institutes of
                                                                        Religion and Health; Community
                                                                        Foundation of Sarasota County; Duke
                                                                        Management Company; and John Ringling
                                                                        Centre Foundation.

James J. Gavin, Jr., 74                     Trustee                     Vice Chairman from January
161 Thorntree Lane                                                      1985 to August 1987 and
Winnetka, IL 60093                                                      Senior Vice President-Finance and Chief
                                                                        Financial Officer from 1975 to January
                                                                        1985 of Borg-Warner Corporation (a
                                                                        diversified manufacturing company also
                                                                        engaged in providing financial and
                                                                        protective services). Director of
                                                                        Service Corporation International (a
                                                                        funeral service/cemetery company),
                                                                        Stepan Corporation (a producer of basic
                                                                        and intermediate chemicals), Borg-
                                                                        Warner Industrial Products, Inc.  (a
                                                                        supplier of advanced technology fluid
                                                                        transfer and control equipment, systems
                                                                        and services).

Frederick T. Kelsey, 69                     Trustee                     Consultant to Goldman Sachs
3133 Laughing Gull Court                                                from December 1985 through
Johns Island,                                                           February 1988.  Director of
South Carolina 29455.                                                   Goldman Sachs Funds Group
                                                                        and Vice President of Goldman
                                                                        Sachs from May 1981 until his
                                                                        retirement in November 1985.  President

                                                                        and Treasurer of the Trust through
                                                                        August 1985.

NAME, AGE                                           POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS                                         WITH TRUST             DURING PAST 5 YEARS
------------------------------------------  --------------------------  --------------------------
                                                                        Trustee, various management investment
                                                                        companies affiliated with Kemper
                                                                        Financial Companies.

Richard P. Strubel, 57                      Trustee                     President and Chief
70 West Madison St                                                      Executive Officer, Tandem
Inc. Suite 1400                                                         Partners, (a diversified
Chicago, IL 60602                                                       manufacturer of fastening
                                                                        systems and connectors)
                                                                        (since January 1984)

Paul Klug, 45                               President                   Vice President of Goldman
One New York Plaza                                                      Sachs; Director of
New York, NY 10004                                                      Proprietary Mutual Funds of
                                                                        GSAM (since February 1994);
                                                                        Chief Operating Officer,
                                                                        Vista Capital Management,
                                                                        Chase Manhattan Bank (from
                                                                        January 1990 to February
                                                                        1994).

Pauline Taylor, 50                          Vice                        Vice President of Goldman
4900 Sears Tower                            President                   Sachs; Co-manager,
Chicago, IL 60606                                                       Shareholder Sevices of GSAM
                                                                        Funds Group since June
                                                                        1992. Consultant since
                                                                        1989. Senior Vice President
                                                                        of Fidelity Investments
                                                                        prior to 1989.

Nancy L. Mucker, 47                         Vice                        Vice President, Goldman
4900 Sears Tower                            President                   Sachs and Manager of
Chicago, IL                                                             Shareholder Services for
 60606                                                                  GSAM Funds Group since
                                                                        November 1989.

John W. Mosior, 58                          Vice                        Vice President, Goldman
4900 Sears Tower                            President                   Sachs and Co-Manager of
Chicago, IL                                                             Shareholder Services for
 60606                                                                  GSAM Funds Group since
                                                                        November 1989.


NAME, AGE                                           POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS                                         WITH TRUST             DURING PAST 5 YEARS
------------------------------------------  --------------------------  --------------------------
Scott M. Gilman, 37                         Treasurer                   Director, Mutual Funds
One New York Plaza                                                      Administration, Goldman
New York, NY 10004                                                      Sachs Asset Management
                                                                        (since April 1994), Assistant
                                                                        Treasurer, Goldman Sachs Funds
                                                                        Management, Inc. (since March 1993);
                                                                        Vice Pre sident, Goldman Sachs (since
                                                                        March 1990).

Michael J. Richman, 36                      Secretary                   Associate General Counsel,
85 Broad Street                                                         Goldman Sachs Asset Manage-
New York, NY 10004                                                      ment (since February 1994);
                                                                        Vice President and
                                                                        Assistant General Counsel
                                                                        of Goldman Sachs (since
                                                                        June 1992);Counsel to the
                                                                        Funds Group, GSAM (since
                                                                        June 1992);Partner, Hale
                                                                        and Dorr(September 1991 to
                                                                        June 1992).

Howard B. Surloff, 31                       Assistant                   Vice President and
85 Broad Street                             Secretary                   Assistant General Counsel,
New York, NY 10004                                                      Goldman Sachs (since November
                                                                        1993 and May 1994,
                                                                        respectively); Counsel to the
                                                                        Funds Group, Goldman Sachs
                                                                        Asset Management (since November
                                                                        1993); Formerly Associate of
                                                                        Shereff Friedman, Hoffman &
                                                                        Goodman (prior thereto).

Steven E. Hartstein, 33                     Assistant                   Legal Products Analyst,
85 Broad Street                             Secretary                   Goldman Sachs (June 1993 to
New York, NY  10004                                                     present); Funds Compliance


NAME, AGE                                           POSITIONS            PRINCIPAL OCCUPATION(S)
AND ADDRESS                                         WITH TRUST             DURING PAST 5 YEARS
------------------------------------------  --------------------------  --------------------------
                                                                        Officer, Citibank Global Asset
                                                                        Management (August 1991 to
                                                                        June 1993); Legal Assistant,
                                                                        Brown & Wood (prior thereto).

Deborah A. Robinson, 25                     Assistant                   Administrative Assistant,
85 Broad Street                             Secretary                   Goldman Sachs since
New York, NY  10004                                                     January 1995.  Formerly at
                                                                        Cleary, Gottlieb, Steen &
                                                                        Hamilton.

Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern, Goldman Sachs and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Messrs. Springer, Kelsey, Strubel, Klug, Mosior, Gilman, Richman, Surloff, Hartstein and Mmes. Mucker, Taylor and Robinson hold similar positions with one or more investment companies that are advised by Goldman Sachs. As a result of the responsibilities assumed by Northern under its Advisory Agreement, Transfer Agency Agreement and Custodian Agreement and Foreign Custody Agreement with the Trust and by Goldman Sachs under its Administration Agreement and Distribution Agreement with the Trust, the Trust itself requires no employees.

Each officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Each Trustee earns a quarterly retainer of $6,250 and the Chairman of the Board earns a quarterly retainer of $9,375. Each Trustee, including the Chairman of the Board, earns an additional fee of $1,500 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

In addition, the Trustees established an Audit Committee consisting of three members including a Chairman of the Committee. Each member earns a fee of $1,500 for each meeting attended and the Chairman earns a quarterly retainer of $1,250.

The Trust's officers do not receive fees from the Trust for services in such capacities, although Goldman Sachs, of which they are also officers, receives fees from the Trust for administrative services.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the one-year period ended November 30, 1996:


                                                 Pension or
                                                 Retirement           Total
                                                  Benefits      Compensation from
                              Aggregate          Accrued as      Registrant and
                            Compensation          Part of       Fund Complex Paid
Name of Trustee          from the Registrant  Trust's Expenses     to Trustees
-----------------------  -------------------  ----------------  -----------------

William H. Springer            $45,000            $    0            $45,000
Edward J. Condon, Jr.          $32,500            $    0            $32,500
John W. English                $31,000            $    0            $31,000
James J. Gavin                 $35,500            $    0            $35,500
William B. Jordan*             $ 2,083            $    0            $ 2,083
Frederick T. Kelsey            $35,500            $5,325            $40,825
Richard P. Strubel             $40,500            $    0            $40,500

*Retired as of December 31, 1995.
** Interest from deferred compensation

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

Northern is one of the nation's leading providers of trust and investment management services. As of December 31, 1996, Northern had over $130.3 billion in assets under management for clients including public and private retirement funds, endowments, foundations, trusts, corporations, and individuals. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives.

Under its Advisory Agreement with the Trust, Northern, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for each Portfolio and placing purchase and sale orders for the portfolio transactions of the Portfolios.

Under its Transfer Agency Agreement with the Trust, Northern has undertaken to
(1) answer customer inquiries regarding the current yield of, and certain other matters (e.g. account status informa tion) pertaining to, the Trust, (2) process purchase and redemption transactions, including transactions generated by any service provided outside of the Agreement by Northern, its affiliates or correspondent banks whereby customer account cash balances are automatically invested in units of the Portfolios, and the disbursement of the proceeds of redemptions, (3) establish and maintain separate omnibus accounts with respect to unitholders investing through Northern or any of its affiliates and correspondent banks and act as transfer agent and perform sub-accounting services with respect to each such account, (4) provide periodic statements showing account balances, (5) mail reports and proxy materials to unitholders, and (6) provide information in connection with the preparation by the Trust of various regulatory reports and prepare reports to the Trustees and management. Northern may appoint one or more sub-transfer agents in the performance of its services.

As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate equal to $18 for each subaccount relating to units of the Trust. This fee is subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment. Northern's affiliates and correspondent banks may receive compensation for performing the services described in the preceding paragraph that Northern would otherwise receive. Conflict-of-interest restrictions under state and Federal law (including the Employee Retirement Income Security Act of 1974) may apply to the receipt by such affiliates or correspondent banks of such compensation in connection with the investment of fiduciary funds in Portfolio units.

Under its Custodian Agreement with the Trust, Northern (1) holds each Portfolio's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Portfolio, (3) makes receipts and disbursements of funds on behalf of the Portfolio, (4) receives, delivers and releases securities on behalf of the Portfolio, (5) collects and receives all income, principal and other payments in respect of the Portfolio's securities held by Northern under the Agreement, and (6) maintains the accounting records of the Trust. Northern may employ one or more subcustodians, provided that Northern shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian. Northern has appointed Morgan Guaranty Trust Company, 30 West Broadway, New York, New York 10015, as subcustodian to hold certain types of tax-exempt securities in a form of private book-entry system. Other banks may also serve as subcustodians for Northern in similar arrangements in the future. Northern may also appoint an agent to carry out such of the provisions of the Custodian Agreement as Northern may from time to time direct, provided that the appointment of such an agent shall not relieve Northern of any of its responsibilities under the Agreement.

As compensation for the services rendered to the Trust by Northern as Custodian, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Trust as follows: (i) $18,000 annually for each Portfolio, plus (ii) 1/100th of 1% annually of each Portfolio's average daily net assets to the extent they exceed $100 million, plus (iii) a fixed dollar fee for each trade in portfolio securities, plus (iv) a fixed dollar fee for each time that Northern as Custodian receives or transmits funds via wire, plus (v) reimbursement of expenses incurred by

Northern as Custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (iii) and (iv) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

For the fiscal years ended November 30, 1996, November 30, 1995 and November 30, 1994, the amount of the Advisory Fee (after fee waivers) incurred by each Portfolio was as follows:


                           1996        1995        1994
                        ----------  ----------  ----------

Government Select
  Portfolio             $  772,113  $  569,065  $  412,427
Government Portfolio     2,617,746   1,938,878   2,217,731
Diversified Assets
  Portfolio              7,832,358   7,080,710   7,778,438
Tax-Exempt Portfolio     1,885,156   1,687,136   2,619,554

In addition, for the fiscal years ended November 30, 1996, 1995 and 1994, Northern waived additional advisory fees with respect to the Government Select Portfolio in the amounts of $1,157,788, $853,605 and $622,131. Northern waived additional advisory fees with respect to the Government Portfolio for the period from June 1, 1994 through July 31, 1994 in the amount of $69,721.

For the fiscal years ended November 30, 1996, November 30, 1995 and November 30, 1994, the amount of the Transfer Agency Fee incurred by each Portfolio was as follows:


                         1996      1995      1994
                        -------  --------  --------

Government Select
  Portfolio             $22,274  $ 25,000  $ 24,000
Government Portfolio     31,048    32,000    42,000
Diversified Assets
  Portfolio              64,579   110,000   171,999
Tax-Exempt Portfolio     14,883    32,000    61,000

For the fiscal years ended November 30, 1996, November 30, 1995 and November 30, 1994, the amount of the Custodian Fees incurred by each Portfolio was as follows:


                          1996      1995      1994
                        --------  --------  --------

Government Select
  Portfolio             $ 96,786  $ 75,122  $ 55,000
Government Portfolio     131,957   101,086   110,235
Diversified Assets
  Portfolio              360,387   317,635   345,186
Tax-Exempt Portfolio     105,936    97,551   126,449

In connection with portfolio transactions for the Portfolios, which are generally done at a net price without a broker's commission, Northern's Advisory Agreement provides that Northern shall attempt to obtain the best net price and execution. For the fiscal years ended November 30, 1996, 1995 and 1994, all portfolio transactions for the Portfolios were executed on a principal basis and, therefore, no brokerage commissions were paid by the Portfolios. Purchases by the Portfolios from underwriters of portfolio securities, however, normally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include the spread between the dealer's cost for a given security and the resale price of the security.

Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when Northern deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other fiduciary or agency accounts managed by it (including any other Portfolio, investment company or account for which Northern acts as adviser), the Agreement provides that Northern, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Portfolio with those to be sold or purchased for such other accounts in order to obtain best net price and execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Northern in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Portfolio or the amount of the securities that are able to be sold for a Portfolio. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits Northern, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of Northern's opinion of the reliability and quality of such broker or dealer.

Northern is active as an underwriter of municipal instruments. Under the 1940 Act the Portfolios are precluded, subject to certain exceptions, from purchasing in the primary market those municipal instruments with respect to which Northern is serving as a principal underwriter. In the opinion of Northern, this limitation will not significantly affect the ability of the Portfolios to pursue their respective investment objectives.

Goldman Sachs is also an active investor, dealer and/or underwriter in many types of money market instruments. Its activities in this regard could have some effect on the market for those instruments which the Portfolios acquire, hold or sell.

In the Advisory Agreement, Northern agrees that the name "The Benchmark" may be used in connection with the Trust's business on a royalty-free basis. Northern has reserved to itself the right to grant the non-exclusive right to use the name "The Benchmark" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "The Benchmark." (This undertaking by the Trust may be subject to certain legal limitations.)

Unless sooner terminated, each of the Advisory Agreement, Transfer Agency Agreement and Custodian Agreement between Northern and the Trust will continue in effect with respect to a particular Portfolio until April 30, 1998, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined under "Orga nization" in the Prospectus). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or unitholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust. The Advisory Agreement provides that Northern may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify Northern against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern believes that it may perform the services contemplated by its agreements with the Trust without violation of such banking laws or regulations, which are applicable to it. It should be noted, however, that future changes in either Federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern from continuing to perform such services for the Trust.

Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with Northern and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per unit of any Portfolio or result in a financial loss to any unitholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing units of an open-end investment company were relaxed, the Trust expects that Northern would consider the possibility of offering to perform some or all of the services now provided by Goldman Sachs. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern might offer to provide services for consideration by the Trustees.

PORTFOLIO TRANSACTIONS

     During the fiscal year ended November 30, 1996, the Diversified Assets Portfolio acquired and sold securities of Bear Stearns & Co., Donaldson Lufkin & Jenrette Securities, Inc., J.P. Morgan Securities, Inc., Merrill Lynch & Co., Inc. and Swiss Bank, each a regular broker/dealer. At November 30, 1996, the Diversified Assets Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Bear Stearns & Co., with an approximate aggregate market value of $270,101,000, Donaldson, Lufkin & Jenrette Securities, Inc., with an approximate aggregate market value of $200,000,000, J.P. Morgan Securities, Inc., with an approximate aggregate market value of $131,063,000, Merrill Lynch & Co., Inc., with an approximate aggregate market value of $50,000,000 and Swiss Bank, with an approximate aggregate market value of $10,001,000.

     During the fiscal year ended November 30, 1996, the Government Portfolio acquired and sold securities of Bear Stearns & Co., J.P. Morgan Securities, Inc., Nomura Securities and UBS Securities, each a regular broker/dealer. At November 30, 1996, the Government Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: Bear Stearns & Co., with an approximate aggregate market value of $140,000,000, J.P. Morgan Securities, Inc., with an approximate aggregate market value of $8,704,000, Nomura Securities, with an approximate aggregate market value of $200,000,000 and UBS Securities, with an approximate aggregate market value of $50,000,000.

ADMINISTRATOR AND DISTRIBUTOR

Under its Administration Agreement with the Trust, Goldman Sachs, subject to the general supervision of the Trust's Board of Trustees, acts as the Trust's Administrator. In this capacity, Goldman Sachs (1) provides supervision of all aspects of the

Trust's non-investment advisory operations (the parties giving due recognition to the fact that certain of such operations are performed by Northern pursuant to the Trust's agreements with Northern), (2) provides the Trust, to the extent not provided pursuant to such agreements, with such personnel as are reasonably necessary for the conduct of the Trust's affairs, (3) arranges, to the extent not provided pursuant to such agreements, for the preparation at the Trust's expense of its tax returns, reports to unitholders, periodic updating of the Prospectus issued by the Trust, and reports filed with the SEC and other regulatory authorities (including qualification under state securities or Blue Sky laws of the Trust's units), and (4) provides the Trust, to the extent not provided pursuant to such agreements, with adequate office space and equipment and certain related services in Chicago.

For the fiscal years ended November 30, 1996, 1995 and 1994, the amount of the Administration Fee incurred by each Portfolio was as follows:

                           1996        1995        1994
                        ----------  ----------  ----------

Government Select
  Portfolio             $  897,049  $  751,804  $  590,000
Government Portfolio     1,036,172     895,112   1,118,000
Diversified Assets
  Portfolio              2,079,083   1,928,672   1,917,000
Tax-Exempt Portfolio       885,446     828,163     777,000

For the fiscal years ended November 30, 1996, 1995 and 1994, pursuant to a voluntary undertaking, Goldman Sachs reimbursed each Portfolio as follows:


                          1996      1995      1994
                        --------  --------  --------

Government Select
  Portfolio             $364,826  $346,936  $348,837
Government Portfolio     305,696   369,546   525,528
 Diversified Assets
  Portfolio                    0         0         0
Tax-Exempt Portfolio     382,218   389,481    66,927

Goldman Sachs has agreed in its Administration Agreement with the Trust that if for the current fiscal year the sum of a Portfolio's expenses (including the fees paid to Goldman Sachs as Administrator, but excluding Northern's investment advisory fee, taxes, interest, brokerage and extraordinary expenses such as for litigation) exceeds on an annualized basis .10% of the Portfolio's average net assets, Goldman Sachs will reimburse the Portfolios in the amount of such excess in such year. In addition, pursuant to an undertaking that commenced August 1, 1992, Goldman Sachs has agreed that, if its administration fees (less expense reimbursements paid by Goldman Sachs to the Trust and less certain marketing expenses paid by Goldman Sachs) exceed a specified amount ($1 million for the Trust's first twelve investment portfolios plus $50,000 for each additional portfolio) during the current fiscal year, Goldman Sachs will waive a portion of its administration fees during the following fiscal year. This undertaking may be terminated by Goldman Sachs at any time without the consent of the Trust or the unitholders.

Pursuant to this undertaking, for the fiscal years ended November 30, 1996, 1995 and 1994, reductions in the administration fee were as follows:

                        1996   1995   1994
                        -----  -----  -----

Government Select
  Portfolio             $   0  $   0  $   0
Government Portfolio        0      0      0
 Diversified Assets
  Portfolio                 0      0      0
Tax-Exempt Portfolio        0      0      0

Unless sooner terminated the Administration Agreement will continue in effect with respect to a particular Portfolio until April 30, 1998, and thereafter for successive 12-month periods, provided that the agreement is approved annually
(1) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined by the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Trustees or by the vote of a majority of the outstanding units of such Portfolio (as defined under "Organization" in the Prospectus). The Administration Agreement is terminable at any time without penalty by the Trust (upon specified Trustee or unitholder action) on 60 days' written notice to Goldman Sachs and by Goldman Sachs on 60 days' written notice to the Trust.

The Trust has entered into a Distribution Agreement under which Goldman Sachs, as agent, sells shares of each Portfolio on a continuous basis. Goldman Sachs pays the cost of printing and distributing prospectuses to persons who are not unitholders of Trust shares (excluding preparation and typesetting expenses) and of all other sales presentations, mailings, advertising and other distribution efforts. No compensation is payable by the Trust to Goldman Sachs for such distribution services.

The Administration Agreement and the Distribution Agreement provide that Goldman Sachs may render similar services to others so long as its services under such Agreements are not impaired thereby. The Administration Agreement provides that the Trust will indemnify

Goldman Sachs against certain liabilities (including liabilities under the Federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Administration Agreement and Distribution Agreement) or, in lieu thereof, contribute to resulting losses.

COUNSEL AND AUDITORS

Drinker Biddle & Reath, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to the Trust.

Ernst & Young LLP, independent auditors, 233 S. Wacker Drive, Chicago, Illinois 60606, have been selected as auditors of the Trust. In addition to audit services, Ernst & Young LLP prepares the Trust's Federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                            PERFORMANCE INFORMATION

From time to time the Trust may advertise quotations of "yields" and "effective yields" with respect to each Portfolio's units, and "tax-equivalent yields" with respect to units of the Government Select Portfolio and Tax-Exempt Portfolio computed in accordance with a standardized method, based upon the seven-day period ended on the date of calculation. In arriving at such quotations as to "yield," the Trust first determines the net change during the period in the value of a hypothetical pre-existing account having a balance of one unit at the beginning of the period (such net change being inclusive of the value of any additional units issued in connection with distributions of net investment income as well as net investment income accrued on both the original unit and any such additional units, but exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation), then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

The "effective yield" with respect to the units of a Portfolio is computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

"Tax-equivalent yield" is computed by dividing the tax-exempt portion of the yield by 1 minus a stated income tax rate, and then adding the product to the taxable portion of the yield, if any. There may be more than one tax-equivalent yield if more than one stated income tax rate is used.

Quotations of yield, effective yield and tax-equivalent yield provided by the Trust are carried to at least the nearest hundredth of one percent. Any fees imposed by Northern, its affiliates or correspondent banks on their customers in connection with investments in units of the Portfolios are not reflected in the calculation of yields for the Portfolios.

The annualized yield of each Portfolio with respect to units for the seven-day period ended November 30, 1996 was as follows:


                                Effective   Tax-Equivalent
                        Yield     Yield          Yield
                        ------  ----------  ---------------

Government Select
  Portfolio              5.50%    5.65%           N/A
Government Portfolio     5.45     5.60            N/A
Diversified Assets
  Portfolio              5.57     5.72            N/A
Tax-Exempt Portfolio     3.56     3.62            5.89%

The information set forth in the foregoing table reflects certain fee reductions and expense limitations. See "Additional Trust Information - Administrator and Distributor" or "-- Investment Adviser, Transfer Agent and Custodian." In the absence of such fee reductions and expense limitations, the annualized yield of each Portfolio with respect to units for the same seven-day period would have been as follows:

                                Effective   Tax-Equivalent
                        Yield     Yield          Yield
                        ------  ----------  ---------------

Government Select
  Portfolio              5.30%     5.44%          N/A
Government Portfolio     5.41      5.56           N/A
Diversified Assets
  Portfolio              5.57      5.72           N/A
Tax-Exempt Portfolio     3.53      3.59           5.84%

Each Portfolio's yield fluctuates, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. The annualization of one week's income is not necessarily indica tive of future actual yields. Actual yields will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in money market interest rates, portfolio expenses and other factors. Yields are one basis investors may use to analyze a Portfolio as compared to other money market funds and other investment vehicles. However, yields of other money market funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining yield.

                            AMORTIZED COST VALUATION

As stated in the Prospectus, each Portfolio seeks to maintain a net asset value of $1.00 per unit and, in this connection, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if the Portfolio sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar entity which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less (more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.

Under Rule 2a-7, the Trust's Board of Trustees, in supervising the Trust's operations and delegating special responsibilities involving portfolio management to Northern, has established procedures that are intended, taking into account current market conditions and the Portfolios' investment objectives, to stabilize the net asset value of each Portfolio, as computed for the purposes of purchases and redemptions, at $1.00 per unit. The Trustees' procedures include periodic monitoring of the difference (the "Market Value Difference") between the amortized cost value per unit and the net asset value per unit based upon available indications of market value. Available indications of market value used by the Trust consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments. In the event the Market Value Difference of a given Portfolio exceeds certain limits or Northern believes that the Market Value Difference may result in material dilution or other unfair results to investors or existing unitholders, the Trust will take action in accordance with the 1940 Act and the Trustees will take such steps as they consider appropriate (e.g., selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending unitholder income accruals, redeeming units in kind, or utilizing a net asset value per unit based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing unitholders which might arise from Market Value Differences. In particular, if losses were sustained by a Portfolio, the number of outstanding units might be reduced in order to maintain a net asset value per unit of $1.00. Such reduction would be effected by having each unitholder proportionately contribute to the Portfolio's capital the necessary units to restore such net asset value per unit. Each unitholder will be deemed to have agreed to such contribution in these circumstances by investing in the Portfolio.

Rule 2a-7 requires that each Portfolio limit its investments to instruments which Northern determines (pursuant to guidelines established by the Board of Trustees) to present minimal credit risks and which are "Eligible Securities" as defined by the SEC and described in the Prospectus. The Rule also requires that each Portfolio maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its policy of maintaining a stable net asset value per unit and precludes the purchase of any instrument deemed under the Rule to have a remaining maturity of more than 13 months. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Rule requires a Portfolio to invest its available cash in such a manner as to reduce such maturity to the prescribed limit as soon as reasonably practicable.


                              DESCRIPTION OF UNITS

The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional units of beneficial interest of one or more separate series representing interests in different investment portfolios. The Trustees may hereafter create series in addition to the Trust's existing sixteen series which represent interests in the sixteen respective Portfolios. The Prospectus and this Additional Statement relate only to the Government Select, Government, Diversified Assets and Tax-Exempt Portfolios. For information on the Trust's other investment portfolios call Goldman Sachs at the toll-free number on page 1.

Under the terms of the Trust Agreement, each unit of each Portfolio is without par value, represents an interest in the particular Portfolio with each other unit of the same Portfolio and is entitled to such dividends and distributions out of the income belonging to such Portfolio as are declared by the Trustees. Upon any liquidation of a Portfolio, its unitholders are entitled to share pro rata in the net assets belonging to that Portfolio available for distribution. Units do not have any preemptive or conversion rights. The right of redemption is described under "Investing-Redemption of Units" in the Prospectus and under "Amortized Cost Valuation" in this Additional Statement. In addition, pursuant to the terms of the 1940 Act, the right of a unitholder to redeem units and the date of payment by a Portfolio may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Portfolio normally utilizes is closed or is restricted as deter mined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the

Portfolio to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the unitholders of the Portfolio. The Trust may also suspend or postpone the recordation of the transfer of its units upon the occurrence of any of the foregoing conditions. In addition, units of each Portfolio are redeemable at the unilateral option of the Trust if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the unitholders of the Portfolio. Units when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below.

The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to that Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are normally allocated in proportion to the net asset value of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding units of each Portfolio affected by the matter. A Portfolio is affected by a matter unless it is clear that the interests of each Portfolio in the matter are substantially identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding units of such Portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by unitholders of the Trust voting together in the aggregate without regard to a particular Portfolio.

As a general matter, the Trust does not hold annual or other meetings of unitholders. This is because the Trust Agreement provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

Under Massachusetts law, there is a possibility that unitholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust Agreement contains an express disclaimer of unitholder (as well as Trustee and officer) liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any unitholder charged or held personally liable for the obligations or liabilities of the Trust solely by reason of being or having been a unitholder of the Trust and not because of such unitholder's acts or omissions or for some other reason. The Trust Agreement also provides that the Trust shall, upon proper and timely request, assume the defense of any charge made against any unitholder as such for any obligation or liability of the Trust and satisfy any judgment thereon. Thus, the risk of a unitholder incurring financial loss on account of unitholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Trust Agreement provides that each Trustee of the Trust will be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its unitholders to which he would otherwise be subject by reason of disabling conduct.

Units are held of record by Northern for the benefit of its customers and the customers of its affiliates and correspondent banks who have invested in the Portfolios. As of March 1, 1997, the trustees and officers of the Trust as a group owned less than 1% of the outstanding units of beneficial interest of each Portfolio. Northern has advised the Trust that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle, Chicago, IL 60675) beneficially owned five percent or more of the outstanding units of the Portfolios as of March 2, 1997:

                                              Percentage
                                                  of
                                              Outstand-
                                  Number of      ing
                                    Units       Units
                                  ----------  ----------
GOVERNMENT SELECT PORTFOLIO

GOVERNMENT PORTFOLIO
Texas Teachers Global Equity                       34.69
TAX-EXEMPT PORTFOLIO
Health Care Indemnity Inc.        59,693,013        14.2
Laurence A. & Preston R. Tisch
  Tenants in Common                   31,861        7.58
RDV                               22,796,022        5.42

                    ADDITIONAL INFORMATION CONCERNING TAXES

GENERAL

Each Portfolio is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. By following this policy, each Portfolio expects to eliminate or reduce to a nominal amount the Federal income taxes to which it may be subject. If for any taxable year a Portfolio does not qualify for the special Federal tax treatment afforded regulated investment companies, all of the Portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to unitholders. In such event, the Portfolio's distributions (including amounts derived from interest on Municipal Instruments in the case of the Tax-Exempt Portfolio) would be taxable as ordinary income for Federal income tax purposes to the Portfolio's unitholders, to the extent of its current and accumulated earnings and profits, and would be eligible for the dividends received deduction in the case of corporate unitholders.

In order to qualify as a regulated investment company for a taxable year under the Code, each Portfolio must comply with certain requirements. First, each Portfolio must distribute to its unitholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income (if any) (the "90% distribution requirement"). At least 90% of the gross income of each Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the Portfolio's business of investing in such stock, securities or currencies (the "90% gross income test"). In addition, a Portfolio must derive less than 30% of its gross income for a taxable year from gains realized on the sale or other disposition of securities and certain other investments held for less than three months (the "30% test"). Interest (including original issue discount and accrued market discount) received by a Portfolio upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. Finally, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses.

Each Portfolio will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to unitholders within 60 days after the close of the Portfolio's taxable year.

Ordinary income of individuals (including short-term capital gains) is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum marginal rate of 35% (or at a maximum effective marginal rate of 39% in the case of corporations having taxable income between $100,000 and $335,000 and an effective marginal rate of 38% applies in the case of corporations having taxable income between $15 million and $18,333,333).

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and gross sale proceeds paid to any unitholder
(i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

SPECIAL TAX CONSIDERATIONS PERTAINING TO THE TAX-EXEMPT PORTFOLIO

As described above and in the Prospectus, the Tax-Exempt Portfolio is designed to provide investors with current tax-exempt interest income. The Portfolio is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Units of the Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R.10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Portfolio's dividends being tax-exempt. In addition, the Portfolio may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders.

In order for the Tax-Exempt Portfolio to pay Federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Portfolio must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Portfolio and designated as an exempt-interest dividend in a written notice mailed to unitholders not later than 60 days after the close of the Portfolio's taxable year. However, the aggregate amount of dividends so designated by the Portfolio cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Portfolio during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the

Portfolio with respect to any taxable year which qualifies as Federal exempt-interest dividends will be the same for all unitholders receiving dividends from the Portfolio with respect to such year.

Interest on indebtedness incurred by a unitholder to purchase or carry Portfolio units generally is not deductible for Federal income tax purposes if the Portfolio's distributions are not subject to Federal income tax.

FOREIGN INVESTORS

Foreign unitholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Portfolio of net interest income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year. For this purpose, foreign unitholders include individuals other than U.S. citizens, residents and certain nonresident aliens, and foreign corporations, partnerships, trusts and estates. A foreign unitholder generally will not be subject to U.S. income or withholding tax in respect of proceeds from or gain on the redemption of units or in respect of capital gain dividends, provided such unitholder submits a statement, signed under penalties of perjury, attesting to such unitholder's exempt status. Different tax consequences apply to a foreign unitholder engaged in a U.S. trade or business. Foreign unitholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Trust.

CONCLUSION

The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Additional Statement. Such laws and regulations may be changed by legislative or administrative action. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their unitholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Unitholders are advised to consult their tax advisers with specific reference to their own tax situation, including the application of state and local taxes.


                               OTHER INFORMATION

During the fiscal year ended November 30, 1996, the Diversified Assets Portfolio acquired and sold securities of SBC Capital Markets, Merrill Lynch & Co., Inc., UBS Securities, Inc. and J.P. Morgan Securities, Inc., each a regular broker/dealer or parent. At November 30, 1995, the Diversified Assets Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents: SBC Capital Markets with an aggregate value of $200,000,000, Merrill

Lynch with an aggregate value of $67,084,000, UBS Securities with an aggregate value of $100,000,000 and J.P. Morgan Securities with an aggregate value of $128,305,000.

During the fiscal year ended November 30, 1996, the Government Portfolio acquired and sold securities of J.P. Morgan Securities, Inc. and SBC Capital Markets, each a regular broker/dealer. At November 30, 1995, the Government Portfolio owned the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents:
SBC Capital Markets with an aggregate value of $200,000,000 and J.P. Morgan Securities with an aggregate value of $99,763,000.

The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

Each Portfolio is responsible for the payment of its expenses. Such expenses include, without limitation, the fees and expenses payable to Northern and Goldman Sachs, brokerage fees and commissions, any portfolio losses, fees for the registration or qualification of Portfolio units under Federal or state securities laws, expenses of the organization of the Trust or of additional Portfolios, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of or claim for damages or other relief asserted against the Trust for violation of any law, legal, tax services and auditing fees and expenses, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Trust's unitholders and regulatory authorities, compensation and expenses of its Trustees, expenses for industry organizations such as the Investment Company Institute, miscellaneous expenses and extraordinary expenses incurred by the Trust.

                              FINANCIAL STATEMENTS

The audited financial statements and related report of Ernst & Young LLP, independent auditors, contained in the annual report to unitholders for the fiscal year ended November 30, 1996 (the "Annual Report") are hereby incorporated herein by reference. No other part of the Annual Report is incorporated by reference herein. Copies of the Annual Report may be obtained by writing to Goldman, Sachs & Co., Funds Group, 4900 Sears Tower, Chicago, Illinois 60606, or by calling Goldman Sachs toll-free at 800-621-2550.

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

The following is a description of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group, Inc., a division of McGraw Hill ("S&P"), Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch") and Thomson BankWatch, Inc. ("TBW").

LONG-TERM CORPORATE AND TAX-EXEMPT DEBT RATINGS

The two highest ratings of Moody's for tax-exempt and corporate bonds are Aaa and Aa. Tax-exempt and corporate bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Moody's may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category. The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. The notation (P) when applied to forward delivery bonds indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds. In addition, Moody's has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and differ from AAA issues only in small degree. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category. S&P may attach the rating "r" to highlight derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks.

The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA. Securities rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt. Securities rated AA are of high credit quality.



                                      1-A

Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably fore seeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

The two highest ratings of TBW for corporate bonds are AAA and AA. Bonds rated AAA are of the highest credit quality. The ability of the obligor to repay principal and interest on a timely basis is considered to be extremely high. Bonds rated AA indicate a very strong ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. TBW does not rate tax-exempt bonds.

TAX-EXEMPT NOTE RATINGS

Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade. MIG-1/VMIG-1 denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG-2/VMIG-2 denotes high quality. Margins of protection are ample although not so large as in the preceding group.

S&P describes its SP-1 rating of municipal notes as follows: "Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation." Municipal notes rated SP-2 are deemed to have satisfactory capacity to pay principal and interest.

D&P uses the fixed-income ratings described above under "Corporate and Tax-Exempt Bond Ratings" for tax-exempt notes and other short-term obligations.


                                      2-A

Fitch's short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper and municipal and investment notes. The highest ratings of Fitch for short-term securities are F-1+, F-1 and F-2. F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 ratings.

TBW does not rate tax-exempt notes.

SHORT-TERM CORPORATE AND TAX-EXEMPT DEBT RATINGS

Short-term ratings, set forth below (except TBW's), are applied to tax-exempt as well as taxable debt.

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime-1 (or related supporting institutions) in the opinion of Moody's have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations.

S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. The A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) sign designation. The A-2 designation indicates that capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

The two highest ratings of D&P for commercial paper are D1 and D2. D&P employs three designations, D1 plus, D1 and D1 minus, within the highest rating category. D1 plus indicates highest certainty of timely payment. Short-term liquidity including internal operating factors, and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. D1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. D1 minus indicates high certainty of timely payment. Liquidity factors are strong and

                                      3-A
supported by good fundamental protection factors. Risk factors are very small. D2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Fitch uses the short-term ratings described above under "Tax-Exempt Note Ratings" for commercial paper.

TBW's short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated debt instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers and other financial insti tutions. The two highest short-term ratings of TBW are TBW-1 and TBW-2. Debt rated TBW-1 indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The TBW-2 designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



                                      4-A

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
MARKET VIEW
THE BENCHMARK DIVERSIFIED ASSETS PORTFOLIO
THE BENCHMARK GOVERNMENT PORTFOLIO
THE BENCHMARK GOVERNMENT SELECT PORTFOLIO

The Federal Reserve's monetary policy and expectations about where that policy was headed had the largest influence on portfolio activity during the fiscal year ended November 30, 1996.
  The Diversified Assets Portfolio was heavily weighted in commercial paper, where yields were the most attractive. We maintained a barbell maturity struc-ture as we tried to anticipate Fed activity. Any opportunities to capture addi-tional yield by extending the portfolio's maturity were evaluated on a case-by-case basis. At year end, the portfolio's average maturity was 35 days--consis-tent with other money market funds with similar investment objectives.
  During the first half of the fiscal year, the Government and Government Se-lect Portfolios were heavily weighted in monthly agency securities. We expected the federal funds rate to go down, so we initiated this strategy to extend the portfolios and take advantage of higher yields. In the second half of the year, as signs of a strengthening economy emerged, the consensus was that the Fed would raise rates. We employed a barbell strategy, focusing on one-year Trea-sury bills for yield and to maintain our average maturity and overnight securi-ties for liquidity.
  Looking ahead, year-end pressures should push rates higher. After that, final inflation numbers for 1996 may cause the Fed to take action. We will maintain our current portfolio structures and continue to act defensively in anticipat-ing the Fed's next move.

Mary Ann Flynn and Ed Kyritz, Portfolio Managers
THE BENCHMARK TAX-EXEMPT PORTFOLIO

Early in the fiscal year, our outlook was for a stable or declining interest rate environment. Our strategy, therefore, was to keep the portfolio's average maturity longer than other portfolios with a similar investment objective. When short-term rates are stable or declining, it is better to have a relatively longer maturity structure in order to capture incremental yield increases.
  As it turned out, interest rates remained relatively stable during the year, and our strategy worked well. The portfolio's one-year performance was favora-ble compared to industry averages.
  Going forward, we plan to maintain the portfolio's relatively longer average maturity. Currently, the consensus is split as to whether the Federal Reserve's next move will be a tightening or easing of rates. We believe that a stable rate environment will prevail for at least the next quarter, and possibly for the next six to 12 months. However, we will continue to monitor and evaluate the country's economic data as it is released, and we will position the portfo-lio accordingly.

Brad Snyder, Portfolio Manager

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company, or its affiliates, and are not Federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested. The Benchmark Money Market Portfolios seek to maintain a net asset value of $1.00 per unit, but there can be no assurance that they will be able to do so on a continuous basis.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
INVESTMENT ABBREVIATIONS AND NOTES:

AMBAC--American Municipal Bond Assurance Corp.
BAN  --Bond Anticipation Note
BTP  --Bankers Trust Partnership
Colld.
     --Collateral
CP   --Commercial Paper
FGIC --Financial Guaranty Insurance Corp.
FNMA --Federal National Mortgage Association
FRN  --Floating Rate Note
FSAC --Financial Security Assurance Corp.
GO   --General Obligation
Gtd. --Guaranteed
GNMA --Government National Mortgage Association
HDA  --Housing Development Authority
IDA  --Industrial Development Authority
IDR  --Industrial Development Revenue
LOC  --Letter of Credit
MBIA --Municipal Bond Insurance Association
ML SG--Merrill Lynch/Societe Generale
P-Floats
     --Puttable Floating Rate Security
PCR  --Pollution Control Revenue
RAN  --Revenue Anticipation Note
TAN  --Tax Anticipation Note
TOB  --Tender Option Bond
TRAN --Tax and Revenue Anticipation Note
VRDN --Variable Rate Demand Note

--The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

--Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

--Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

--The amortized cost also represents cost for federal income tax purposes.

--Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                          DIVERSIFIED ASSETS PORTFOLIO
BANK NOTES--2.2%
 Boatmen's National Bank of Kansas
  City FRN
$ 50,000                 5.580%                            12/03/96                           $ 49,995

 Boatmen's National Bank of St. Louis
  FRN
  20,000                 5.580                             12/03/96                             20,000
-------------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                              $ 69,995
-------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--10.9%
DOMESTIC DEPOSITORY INSTITUTIONS--1.1%
 First Alabama Bank
$ 10,000                 5.400%                            03/07/97                           $ 10,000

 First Tennessee Bank
  25,000                 5.300                             12/23/96                             25,000
                                                                                              --------
                                                                                                35,000

FOREIGN DEPOSITORY INSTITUTIONS--9.8%
 Abbey National PLC, London
 100,000                 5.510                             04/15/97                            100,009

 ABN-Amro Bank, New York
  35,000                 5.690                             04/17/97                             35,002

 Credit Agricole, New York
  30,000                 5.420                             12/30/96                             30,002

 Deutsche Bank, London
  25,000                 5.420                             12/27/96                             25,001

 Landesbank Hessen, New York
  20,000                 6.090                             09/11/97                             20,065

 Norinchukin Bank, New York
  25,000                 5.540                             12/06/96                             25,001

 Societe Generale, New York
  26,000                 5.840                             10/06/97                             26,057

 Sumitomo Bank Ltd., New York
   5,000                 5.410                             12/09/96                              5,000
  35,000                 5.370                             12/12/96                             35,000

 Swiss Bank Corp., New York
  10,000                 5.530                             12/18/96                             10,001
                                                                                              --------
                                                                                               311,138
-------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                                 $346,138
-------------------------------------------------------------------------------------------------------

Principal                                                 Maturity                       Amortized
 Amount               Interest Rate                         Date                           Cost
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--48.2%
ASSET-BACKED SECURITIES--9.5%
 Ascot Capital Corp.
$ 22,100               5.373%                           12/20/96                           $   22,038

 Barton Capital Corp.
   2,718               5.369                            12/16/96                                2,712

 Centric Funding
  13,000               5.344                            12/04/96                               12,994
   5,000               5.405                            12/05/96                                4,997

 Cooperative Association of Tractor
  Dealers, Inc.
  13,600               5.446                            12/10/96                               13,582
   7,600               5.524                            01/10/97                                7,554

 Crosby Head Funding Corp.
  10,000               5.478                            12/19/96                                9,973

 Eureka Securitization, Inc.
  10,000               5.360                            12/03/96                                9,997

 Jet Funding Corp. (Dai-Ichi Kangyo
  Bank LOC)
  18,916               5.452                            12/02/96                               18,913
  30,563               5.506                            12/30/96                               30,429

 SALTS (II) Cayman Islands Corp.
  25,000               5.775                            12/19/96                               25,000

 SALTS (III) Cayman Islands Corp.
  48,000               5.681                            01/23/97                               48,000
  30,000               5.974                            01/23/97                               30,000

 Strategic Asset Funding Corp. (Sanwa
  Bank LOC)
  40,744               5.476                            01/31/97                               40,371

 WCP Funding, Inc.
  25,000               5.455                            12/03/96                               24,992
                                                                                           ----------
                                                                                              301,552

COMMUNICATIONS--4.6%
 GTE Financial Corp.
  25,997               5.353                            12/13/96                               25,951

 Lucent Technologies, Inc.
  75,000               5.404                            12/02/96                               74,989

 NYNEX Corp.
  35,000               5.394                            02/14/97                               34,612
  11,000               5.400                            02/21/97                               10,867
                                                                                           ----------
                                                                                              146,419

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------
                    DIVERSIFIED ASSETS PORTFOLIO--CONTINUED

DOMESTIC DEPOSITORY INSTITUTIONS--0.2%
 Bankers Trust Corp.
$  7,300                5.463%                          04/04/97                         $    7,166

ELECTRONIC AND OTHER ELECTRICAL COMPONENTS--4.5%
 Cooper Industries, Inc.
  50,000                5.404                           12/02/96                             49,993

 Sanyo Electric Finance (USA) Corp.
   2,000                5.432                           02/07/97                              1,980
   5,000                5.446                           02/25/97                              4,936

 Whirlpool Financial Corp.
   1,440                5.350                           12/02/96                              1,440
  27,000                5.420                           12/04/96                             26,988
  10,000                5.360                           12/20/96                              9,972
  33,000                5.370                           12/20/96                             32,907
  15,000                5.474                           02/24/97                             14,809
                                                                                         ----------
                                                                                            143,025

FOOD AND KINDRED PRODUCTS--2.2%
 Pepsico, Inc.
  20,000                5.405                           12/03/96                             19,994

 Philip Morris Companies, Inc.
  50,000                5.404                           12/02/96                             49,993
                                                                                         ----------
                                                                                             69,987

FOOD STORES--0.5%
 Big B, Inc. (NationsBank Georgia LOC)
  17,000                5.495                           12/18/96                             16,956

FOREIGN DEPOSITORY INSTITUTIONS--2.7%
 Halifax Building Society
   1,550                5.469                           03/13/97                              1,527

 National Australia Funding Inc.
   1,000                5.445                           02/12/97                                989

 Nationwide Building Society
  39,052                5.474                           04/07/97                             38,315

 San Paolo U.S. Financial Co.
  11,000                5.484                           04/16/97                             10,778

 Woolwich Building Society
  35,000                5.412                           12/13/96                             34,938
                                                                                         ----------
                                                                                             86,547

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--0.8%
 J.C. Penney Funding Corp.
$ 25,000                5.415%                          03/07/97                         $   24,645

HOLDING AND OTHER COMPANIES--3.5%
 AESOP Funding Corp.
   2,000                5.345                           12/13/96                              1,996

 B.A.T. Capital Corp.
  10,000                5.376                           12/16/96                              9,978

 CSW Credit, Inc.
  12,200                5.296                           12/03/96                             12,196
  16,000                5.309                           12/04/96                             15,993

 Green Tree Financial Corp.
  23,143                5.413                           12/12/96                             23,105
   2,000                5.418                           12/12/96                              1,997
   7,000                5.424                           12/19/96                              6,981
  25,000                5.441                           12/23/96                             24,917

 National Rural Utilities Cooperative
  15,000                5.370                           12/09/96                             14,982
                                                                                         ----------
                                                                                            112,145

INSURANCE CARRIERS--0.5%
 Copley Financing Corp.
   7,537                5.372                           12/17/96                              7,519

 Prudential Funding Corp.
   8,400                5.277                           12/02/96                              8,399
                                                                                         ----------
                                                                                             15,918

NONDEPOSITORY BUSINESS CREDIT INSTITUTIONS--9.4%
 Associates Corp. of North America
 150,000                5.424                           12/02/96                            149,977

 FBA Properties, Inc. (NationsBank
  Georgia LOC)
  11,400                5.474                           02/10/97                             11,278

 Finova Capital Corp.
  30,000                5.332                           12/02/96                             29,995
  20,000                5.404                           12/02/96                             19,997

 PHH Corp.
  16,300                5.327                           12/16/96                             16,264

 Sanwa Business Credit Corp.
   2,000                5.391                           12/02/96                              2,000
   2,000                5.392                           12/03/96                              1,999
  18,000                5.429                           02/06/97                             17,820
  25,000                5.453                           02/06/97                             24,750
  16,000                5.442                           02/12/97                             15,826

See accompanying notes to financial statements.

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------
NONDEPOSITORY BUSINESS CREDIT INSTITUTIONS--CONTINUED
 Showa Leasing (U.S.A.), Inc. Series:
  C
  (Industrial Bank of Japan Ltd. LOC)
$10,000                 5.457%                          02/18/97                         $    9,882
                                                                                         ----------
                                                                                            299,788

NONDEPOSITORY PERSONAL CREDIT INSTITUTIONS--0.8%
 Countrywide Home Loans
 25,000                 5.347                           12/09/96                             24,971

TRANSPORTATION--8.7%
 BMW US Capital Corp.
 25,000                 5.327                           12/16/96                             24,945
 18,091                 5.346                           12/16/96                             18,051

 Chrysler Financial Corp.
 25,000                 5.378                           12/19/96                             24,933
 20,000                 5.423                           02/20/97                             19,759
 20,000                 5.425                           02/20/97                             19,759
 45,000                 5.427                           02/25/97                             44,425

 Ford Motor Credit Corp.
 50,000                 5.404                           12/02/96                             49,992

 General Motors Acceptance Corp.
  2,806                 5.580                           12/16/96                              2,800
 28,000                 5.626                           02/12/97                             27,689
 11,000                 5.467                           05/01/97                             10,754
 35,000                 5.478                           05/15/97                             34,144
                                                                                         ----------
                                                                                            277,251

TRANSPORTATION EQUIPMENT--0.3%
 PACCAR Financial Corp.
  8,000                 5.368                           12/19/96                              7,979
---------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                                   $1,534,349
---------------------------------------------------------------------------------------------------

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------
CORPORATE NOTES--6.1%
 AT&T Capital Corp. FRN
$50,000                 5.415%                          12/23/96                         $   50,000

 Bear Stearns Companies FRN
 10,100                 5.913                           12/18/96                             10,101

 FPL Capital Group
  5,400                 6.500                           07/01/97                              5,429

 General Electric Engine Receivables
  1995-1 Trust FRN
 20,974                 5.476                           12/02/96                             20,975

 General Motors Acceptance Corp.
  4,660                 8.000                           04/10/97                              4,701

 International Business Machines
  Credit Corp.
 55,000                 5.000                           02/24/97                             54,985
 10,000                 5.450                           11/10/97                              9,982

 PHH Corp.
 40,000                 4.950                           02/10/97                             39,940
---------------------------------------------------------------------------------------------------
TOTAL CORPORATE NOTES                                                                    $  196,113
---------------------------------------------------------------------------------------------------

EURODOLLAR TIME DEPOSITS--5.1%
 Creditanstalt Bank, Grand Cayman
$75,000                 5.625%                          12/02/96                         $   75,000

 Hong Kong & Shanghai Bank, Grand
  Cayman
 89,000                 5.438                           12/02/96                             89,000
---------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS                                                           $  164,000
---------------------------------------------------------------------------------------------------

GUARANTEED INVESTMENT CONTRACTS--3.5%
 General American Life Insurance Co.
  FRN
$75,000                 5.580%                          12/23/96                         $   75,000

 Transamerica Life Insurance and
  Annuity Co. FRN
 35,000                 5.375                           12/02/96                             35,000
---------------------------------------------------------------------------------------------------
TOTAL GUARANTEED INVESTMENT  CONTRACTS                                                   $  110,000
---------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

 PRINCIPAL             INTEREST                       MATURITY                      AMORTIZED
  AMOUNT                 RATE                           DATE                          COST
---------------------------------------------------------------------------------------------
                    DIVERSIFIED ASSETS PORTFOLIO--CONTINUED

MUNICIPAL INVESTMENTS--2.8%
 County of Broward (Florida)
  Professional Sports Facilities
$     17,500               5.460%                        12/01/96                   $ 17,500

 City of Minneapolis-St. Paul (Minnesota) Metro Airport G.O. Bond
      20,000               5.475                         12/01/96                     20,000

 City of Seattle (Washington) Ltd.G.O. Bond, Series: C
      30,000               5.400                         12/04/96                     30,000

 Hydro-Quebec Corp. Monthly Put TOB FRN
       9,000               5.480                         12/01/96                      9,000

 State of Virginia HDA Multi-Family
  Housing Bond
      12,745               5.475                         12/01/96                     12,745
---------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS                                                         $ 89,245
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY--1.6%
 Federal Home Loan Bank Discount Note
$     50,000               5.703%                        12/02/96                   $ 49,992
---------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY                                                        $ 49,992
---------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATION--1.6%
 U.S. Treasury Bill
$     50,000               5.005%                        02/06/97                   $ 49,556
---------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATION                                                    $ 49,556
---------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--20.2%
REPURCHASE AGREEMENTS--18.6%
 Bear Stearns & Co., Inc., Dated
  11/29/96, Repurchase Price $260,123
  (U.S. Government Securities Colld.)
$    260,000               5.680%                        12/02/96                   $260,000

 Donaldson, Lufkin & Jenrette
  Securities, Inc., Dated 11/27/96,
  Repurchase Price $200,149 (U.S.
  Government Securities Colld.)
     200,000               5.360                         12/02/96                    200,000

 J.P. Morgan Securities, Inc., Dated
  11/29/96, Repurchase Price $115,054
  (U.S. Government Securities Colld.)
     115,000               5.680                         12/02/96                    115,000

 J.P. Morgan Securities, Inc., Dated
  11/29/96, Repurchase Price $16,071
  (U.S. Government Securities Colld.)
      16,063               5.800                         12/02/96                     16,063
                                                                                    --------
                                                                                     591,063

PRINCIPAL              INTEREST                         MATURITY                         Amortized
 AMOUNT                  RATE                             DATE                              Cost
----------------------------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENT--1.6%
 Merrill Lynch Government Securities,
  Inc., Dated 8/12/96 (U.S. Government
  Securities Colld.) Accrued Interest
  $143
$ 50,000                5.726%                          12/02/96                         $   50,000
----------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                              $  641,063
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.2%                                                                $3,250,451
----------------------------------------------------------------------------------------------------
Liabilities, less other assets--(2.2%)                                                      (70,922)
----------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                       $3,179,529
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

PRINCIPAL               INTEREST                           MATURITY                           AMORTIZED
 AMOUNT                   RATE                               DATE                               COST
-------------------------------------------------------------------------------------------------------
         GOVERNMENT PORTFOLIO
U.S. GOVERNMENT AGENCIES--66.5%
FEDERAL HOME LOAN BANK DISCOUNT NOTES--23.2%
$213,000                 5.703%                            12/02/96                            $212,966
  25,000                 5.318                             12/17/96                              24,942
  11,000                 5.652                             01/09/97                              10,934
  17,000                 5.638                             01/17/97                              16,878
  20,000                 5.451                             01/21/97                              19,851
   9,000                 5.445                             01/22/97                               8,932
                                                                                               --------
                                                                                                294,503

FEDERAL HOME LOAN BANK MEDIUM TERM
 NOTE--1.3%
  15,915                 5.800                             08/12/97                              15,921

FEDERAL HOME LOAN MORTGAGE CORPORATION
 DISCOUNT NOTES--14.2%
  15,000                 5.222                             12/11/96                              14,978
  25,000                 5.241                             12/11/96                              24,964
  14,900                 5.246                             12/16/96                              14,868
  30,000                 5.288                             02/04/97                              29,717
  47,000                 5.285                             02/14/97                              46,489
  15,000                 5.332                             02/18/97                              14,827
  34,000                 5.284                             02/19/97                              33,606
                                                                                               --------
                                                                                                179,449

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 DISCOUNT NOTES--15.9%
  25,000                 5.357                             12/18/96                              24,938
  20,000                 5.549                             12/19/96                              19,946
  25,000                 5.282                             02/10/97                              24,743
  40,000                 5.288                             02/10/97                              39,588
  25,000                 5.301                             02/18/97                              24,713
  20,000                 5.379                             04/04/97                              19,638
  20,000                 5.290                             04/16/97                              19,609
   5,000                 5.388                             04/16/97                               4,901
  24,500                 5.392                             04/16/97                              24,014
                                                                                               --------
                                                                                                202,090

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 MEDIUM TERM NOTES--3.9%
  14,000                 5.350                             12/26/96                              14,000
  20,000                 5.860                             07/03/97                              20,024
  15,000                 5.520                             10/28/97                              14,996
                                                                                               --------
                                                                                                 49,020

 PRINCIPAL             INTEREST                       MATURITY                      AMORTIZED
   AMOUNT                RATE                           DATE                           COST
-----------------------------------------------------------------------------------------------
OVERSEAS PRIVATE INVESTMENT CORP. FRN--2.8%
$     35,800               5.390%                        12/04/96                   $   35,800

STUDENT LOAN MARKETING ASSOCIATION FRN--3.5%
      30,000               5.220                         12/03/96                       29,994
      15,000               5.350                         12/03/96                       14,992
                                                                                    ----------
                                                                                        44,986

STUDENT LOAN MARKETING ASSOCIATION MEDIUM TERM NOTE--1.7%
      21,710               5.965                         09/12/97                       21,737
-----------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                      $  843,506
-----------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS--2.7%
U.S. TREASURY BILLS
$      5,000               5.005%                        02/06/97                   $    4,956
      10,000               5.134                         02/06/97                        9,909
      20,000               5.458                         11/13/97                       19,003
-----------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                                   $   33,868
-----------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--31.4%
REPURCHASE AGREEMENTS--27.5%
 Bear Stearns & Co., Inc., Dated 11/27/96, Repurchase Price $140,104 (U.S.
  Government Securities Colld.)
    $140,000               5.350%                        12/02/96                   $  140,000
 J.P. Morgan Securities, Inc, Dated 11/29/96, Repurchase Price
  $8,708 (U.S. Government Securities Colld.)
       8,704               5.800                         12/02/96                        8,704
 Nomura Securities International, Dated 11/27/96, Repurchase Price
  $200,149 (U.S. Government Securities Colld.)
     200,000               5.375                         12/02/96                      200,000
                                                                                    ----------
                                                                                       348,704

JOINT REPURCHASE AGREEMENT--3.9%
 UBS Securities, Inc., Dated 08/26/96 (U.S. Government Securities Colld.)
  Accrued Interest $144
      50,000               5.710                         12/02/96                       50,000
-----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                         $  398,704
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.6%                                                           $1,276,078
-----------------------------------------------------------------------------------------------
Liabilities, less other assets--(0.6)%                                                  (7,563)
-----------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                  $1,268,515
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

PRINCIPAL              INTEREST                         MATURITY                         AMORTIZED
 AMOUNT                  RATE                             DATE                              COST
---------------------------------------------------------------------------------------------------
                          GOVERNMENT SELECT PORTFOLIO

U.S. GOVERNMENT AGENCIES--97.6%
FEDERAL FARM CREDIT BANK DISCOUNT NOTES--15.9%
$23,560                 5.205%                          12/02/96                         $   23,557
 18,000                 5.159                           12/04/96                             17,992
 15,000                 5.223                           12/05/96                             14,991
 20,000                 5.173                           12/09/96                             19,977
 10,000                 5.214                           12/09/96                              9,989
  7,255                 5.248                           12/12/96                              7,243
  9,400                 5.214                           12/13/96                              9,384
 15,735                 5.210                           12/18/96                             15,696
  5,000                 5.375                           08/14/97                              4,816
 10,000                 5.403                           09/25/97                              9,572
                                                                                         ----------
                                                                                            133,217

FEDERAL FARM CREDIT BANK--0.9%
  7,500                 5.850                           08/01/97                              7,505

FEDERAL HOME LOAN BANK--1.2%
 10,000                 5.800                           08/12/97                             10,004

FEDERAL HOME LOAN BANK DISCOUNT NOTES--55.3%
  6,610                 5.147                           12/02/96                              6,609
 15,830                 5.216                           12/02/96                             15,828
 42,415                 5.703                           12/02/96                             42,408
 25,000                 5.165                           12/03/96                             24,993
 13,000                 5.186                           12/04/96                             12,994
 40,830                 5.255                           12/05/96                             40,806
 30,500                 5.336                           12/05/96                             30,482
  6,025                 5.234                           12/09/96                              6,018
 30,000                 5.201                           12/11/96                             29,957
 35,690                 5.220                           12/19/96                             35,597
 20,000                 5.221                           12/19/96                             19,948
 30,000                 5.451                           01/21/97                             29,777
 22,180                 5.445                           01/22/97                             22,012
 20,000                 5.284                           02/06/97                             19,806
 26,950                 5.472                           02/06/97                             26,686
 20,000                 5.291                           02/14/97                             19,783
 40,000                 5.301                           02/18/97                             39,541
  9,975                 5.269                           02/20/97                              9,858
  9,855                 5.587                           02/21/97                              9,732
 17,060                 5.656                           03/24/97                             16,766
  3,280                 5.376                           03/27/97                              3,225
                                                                                         ----------
                                                                                            462,826

  PRINCIPAL               INTEREST                       MATURITY                       AMORTIZED
AMOUNT/SHARES               RATE                           DATE                           COST
--------------------------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION DISCOUNT NOTES--7.9%
$35,000                    5.324%                        12/02/96                        $ 34,995
 31,100                    5.210                         12/18/96                          31,024
                                                                                         --------
                                                                                           66,019

STUDENT LOAN MARKETING ASSOCIATION FRN--5.7%
 15,000                    5.870                         06/30/97                          15,010
 20,000                    5.220                         08/06/97                          19,996
 13,000                    5.350                         09/03/97                          12,993
                                                                                         --------
                                                                                           47,999

TENNESSEE VALLEY AUTHORITY DISCOUNT NOTES--10.7%
 10,000                    5.245                         12/10/96                           9,987
 20,000                    5.227                         12/12/96                          19,968
 10,000                    5.242                         12/12/96                           9,984
 20,000                    5.229                         12/20/96                          19,945
 10,000                    5.268                         01/24/97                           9,922
 20,000                    5.279                         02/03/97                          19,814
                                                                                         --------
                                                                                           89,620
--------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                           $817,190
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS--3.5%
U.S. TREASURY BILLS
$10,000                    5.134%                        02/06/97                         $ 9,911
 20,000                    5.458                         11/13/97                          19,003
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                       $ 28,914
--------------------------------------------------------------------------------

OTHER--0.1%
 Dreyfus Treasury Prime Cash Management, Class A
    542                                                                                  $    542
--------------------------------------------------------------------------------------------------
TOTAL OTHER                                                                              $    542
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.2%                                                                $846,646
--------------------------------------------------------------------------------------------------
Liabilities, less other assets--(1.2)%                                                    (10,297)
--------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                       $836,349
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
                              TAX-EXEMPT PORTFOLIO

MUNICIPAL INVESTMENTS--98.1%
ALABAMA--0.2%
City of Greenville IDR VRDN, Series: 1992,
 Allied Signal Project (Allied-Signal, Inc. Gtd.)
$ 1,350                  3.700%                            12/06/96                            $  1,350

ALASKA--2.0%
Alaska Housing Finance Corp. VRDN, Series: 1994,
 Merrill P-Floats PT-37 (FNMA Securities Colld.)
  2,300                  3.550                             12/02/96                               2,300

Valdez Marine Terminal Revenue VRDN, Series: 1994 B,
 ARCO Transportation Project (Atlantic Richfield Co. Gtd.)
 10,550                  3.700                             12/06/96                              10,550
                                                                                               --------
                                                                                                 12,850

ARIZONA--0.8%
County of Maricopa PCR VRDN, Series: A, El Paso Electric Project (Westpac
 Banking Corp. LOC)
  5,000                  3.700                             12/06/96                               5,000

CALIFORNIA--6.8%
California Statewide Community Development Authority TRAN, Series: A (California
 Statewide Communities Program Pool Residual Fund Insured)
  9,000                  4.750                             06/30/97                               9,038

City of Los Angeles IDR VRDN, Series: BTP-129,
 (U.S. Government Securities Colld.)
  2,500                  3.250                             12/12/96                               2,500

City of San Marcos Public Facilities Authority, Series: BTP-187, Civic Center
 Project (U.S. Government Securities Colld.)
  6,000                  3.750                             03/06/97                               6,000

City of Santa Rosa High School District TRAN, Series: 1996-1997
  3,000                  4.500                             07/03/97                               3,008

County of Irvine Ranch Water District VRDN, Series: 1993 B, Districts 2, 102,
 103, & 206 (Morgan Guaranty Trust Co. LOC)
  9,800                  3.950                             12/02/96                               9,800

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
County of Los Angeles Convention & Exhibition Center VRDN, Series: 1993, Merrill
 P-Floats Series: PA-88 (MBIA Insured)
$ 2,000                  3.650%                            12/06/96                            $  2,000

County of Orange VRDN, Irvine Coast Assessment District #88-1 (Societe Generale
 LOC)
  3,600                  4.050                             12/02/96                               3,600

County of Sacramento Multifamily Housing Revenue VRDN, Series: 1985 E, River
 Oaks Apartments (Dai-Ichi Kangyo Bank LOC)
  1,600                  3.550                             12/06/96                               1,600

State of California RAN, Series: A
  6,000                  4.500                             06/30/97                               6,018
                                                                                               --------
                                                                                                 43,564

COLORADO--1.6%
Broomfield IDR VRDN, Series: 1984, Buckeye Investment Project (Bank of America
 NT & SA LOC)
  1,500                  3.600                             12/06/96                               1,500

City and County of Denver Transportation VRDN, Series: 1991 B (Sanwa Bank LOC)
  8,000                  3.700                             12/06/96                               8,000

County of Pitkin IDA VRDN, Series: 1994 B, Aspen Skiing Project (First Chicago
 NBD Bank LOC)
  1,000                  4.100                             12/02/96                               1,000
                                                                                               --------
                                                                                                 10,500

FLORIDA--5.2%
County of Broward Housing Finance Authority Revenue VRDN Landings Inverrary
 Apartments (PNC Bank LOC)
  7,000                  3.650                             12/02/96                               7,000

County of Dade School District GO VRDN, Series: 1994, BTP-66 (MBIA Insured)
  5,535                  3.750                             12/06/96                               5,535

County of Orange Housing Finance Authority VRDN, Series: A (GNMA Securities
 Colld.)
  5,500                  3.750                             12/06/96                               5,500

County of Palm Beach Housing Finance Authority Revenue VRDN, Series: 1988 D,
 Cotton Bay (New England Mutual Gtd.)
  3,600                  3.500                             12/06/96                               3,600

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED

FLORIDA--CONTINUED
Florida State Board of Education Capital Outlay Board VRDN, Series: 1990 B, BTP-
 52
$ 5,000                  3.750%                            12/06/96                            $  5,000

Jacksonville Health Facilities Authority VRDN, Series: 1990, Baptist Health
 Project (Barnett Banks NA LOC)
  3,200                  4.100                             12/02/96                               3,200

Orlando Utilities Commission VRDN, Series: 1993, ML SG, Series: 1995 SG8
 (Orlando Utilities Commission Water and Electric-Senior Lien)
  3,650                  3.600                             12/06/96                               3,650
                                                                                               --------
                                                                                                 33,485

GEORGIA--3.6%
County of DeKalb Development Authority PCR VRDN, Series: 1987, General Motors
 Project (General Motors Corp. Gtd.)
  6,300                  3.650                             12/06/96                               6,300

County of Elbvert Development Authority IDR VRDN, Series: 1992, Allied-Signal
 Project (FMC Corp. Gtd.)
  2,430                  3.700                             12/06/96                               2,430

County of Fulton Development Authority IDR VRDN, General Motors Project (General
 Motors Corp. Gtd.)
  1,500                  3.650                             12/06/96                               1,500

County of Fulton Resident Elderly Authority VRDN, St. Anne's Terrace Project
 (NationsBank Georgia LOC)
  2,600                  3.550                             12/06/96                               2,600

County of Monroe Development Authority PCR VRDN, Series: 1995, Scherer Plant
 Project (Georgia Power Co. Gtd.)
  4,000                  4.100                             12/02/96                               4,000

Metro Atlanta Rapid Transit Authority Revenue VRDN, Series: A, BTP-58 (AMBAC
 Insured)
  5,965                  3.750                             12/06/96                               5,965
                                                                                               --------
                                                                                                 22,795

ILLINOIS--4.9%
City of Naperville IDR VRDN, General Motors Project (General Motors Corp. Gtd.)
  1,480                  3.650                             12/06/96                               1,480

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
Illinois HDA TOB, Series: 1987 B, Residential Mortgage Program
$ 4,645                  3.950                             02/01/97                             $ 4,645

Illinois HDA TOB, Series: 1987 C, Residential Mortgage Program
 12,900                  3.950                             02/01/97                              12,900

Illinois HDA TOB, Series: 1987 E, Residential Mortgage Program
  2,105                  3.950                             02/01/97                               2,105

Illinois Health Facilities Authority VRDN, Series: E, Hospital Sisters Service
 Project (MBIA Insured)
    300                  3.550%                            12/06/96                                 300

Illinois Health Facilities Authority VRDN, Series: 1995, Healthcor Project (Fuji
 Bank LOC)
  5,950                  4.050                             12/06/96                               5,950

Regional Transportation Authority Revenue VRDN, Series: D (FGIC Insured)
  4,000                  3.650                             12/06/96                               4,000
                                                                                                -------
                                                                                                 31,380

KANSAS--2.7%
City of LaCygne Environmental Revenue VRDN, Series: 1994 A, Kansas City Power &
 Light Project (Kansas City Power & Light Gtd.)
  6,940                  3.700                             12/06/96                               6,940

City of Lawrence GO, Series: 1996 C
  9,820                  4.000                             10/01/97                               9,820

City of Topeka Sewer System Revenue VRDN, Series: 1984 (MBIA Insured)
    500                  3.550                             12/01/96                                 500
                                                                                                -------
                                                                                                 17,260

KENTUCKY--0.3%
City of Mayfield Lease Revenue VRDN, Series: 1996, Kentucky League of Cities
 Pooled Project (PNC Bank LOC)
  1,700                  3.700                             12/06/96                               1,700

LOUISIANA--1.4%
Parish of Caddo IDR VRDN, General Motors Corp. Project (General Motors Corp.
 Gtd.)
  3,500                  3.650                             12/06/96                               3,500

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
Parish of West Baton Rouge District #3 PCR CP, Dow Chemical Project (Dow
 Chemical Gtd.)
$ 1,700                  3.600%                            01/15/97                            $  1,700

West Feliciana Parish PCR IDR VRDN, Series: 1986, Gulf States Utilities Project
 (Canadian Imperial Bank of Commerce LOC)
  3,300                  4.050                             12/02/96                               3,300

West Feliciana Parish PCR VRDN, Series: 1985 D, Gulf States Utilities Project
 (Canadian Imperial Bank of Commerce LOC)
    700                  4.050                             12/02/96                                 700
                                                                                               --------
                                                                                                  9,200

MARYLAND--7.5%
City of Baltimore IDA VRDN, Series: 1986, Capital Acquisition Program (Dai-Ichi
 Kangyo Bank LOC)
  7,300                  3.700                             12/06/96                               7,300

County of Anne Arundel PCR Bond, Baltimore Gas and Electric Project (Baltimore
 Gas & Electric Gtd.)
  2,685                  3.950                             07/01/97                               2,685

County of Baltimore Consolidated CP, Series: 1995, Public Improvement BAN
  2,900                  3.750                             12/10/96                               2,900

County of Montgomery CP BAN, Series: 1995
  2,300                  3.600                             12/10/96                               2,300

Maryland State Community Development Administration, Series: PT-12, Merrill P-
 Floats (Maryland Community Development Administration)
  7,720                  3.550                             12/02/96                               7,720

Maryland State Economic Development Authority VRDN, Series: 1995 (NationsBank NA
 LOC)
  2,400                  3.550                             12/06/96                               2,400

Maryland State Health & Higher Education Facility Authority VRDN, Series: A,
 Helix Health, Inc. (NationsBank NA LOC)
 16,300                  3.550                             12/06/96                              16,300

Maryland State Health & Higher Education Facility Authority VRDN, Series: D,
 Pooled Loan Program (NationsBank NA LOC)
  5,915                  3.550                             12/06/96                               5,915
                                                                                               --------
                                                                                                 47,520

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.2%
Massachusetts Housing Finance Authority TOB, Series: 6, Single Family Mortgage
 Program (Massachusetts Housing Finance Authority)
$ 1,895                  3.850%                            12/01/96                            $  1,895

Massachusetts Municipal Electric Co. Revenue VRDN, Series: 1994 B, BTP-67 (MBIA
 Insured)
  5,760                  3.750                             12/06/96                               5,760
                                                                                               --------
                                                                                                  7,655

MICHIGAN--2.5%
City of Detroit School District, Series: 1996, State School Aid Notes (Detroit
 School District Gtd.)
  8,000                  4.500                             05/01/97                               8,018

Michigan State Strategic Fund IDR VRDN, Allied-Signal Project (FMC Corp. Gtd.)
  6,700                  3.650                             12/06/96                               6,700

Michigan State Strategic Fund PCR CP (Dow Chemical Gtd.)
  1,420                  3.750                             01/27/97                               1,420
                                                                                               --------
                                                                                                 16,138

MISSOURI--2.9%
City of St. Louis TRAN, Series: 1996
  5,000                  4.750                             06/30/97                               5,021

County of Callaway IDA Health System VRDN, Series: 1995 (NationsBank Tennessee
 LOC)
  4,800                  3.600                             12/06/96                               4,800

County of St. Louis IDA VRDN, Friendship Village West Community Project (LaSalle
 National Bank LOC)
  4,370                  3.600                             12/06/96                               4,370

Missouri Health & Education Facility Authority Revenue VRDN, Series: 1996 A,
 Bethesda Barclay House Project (Mercantile Bank of St. Louis NA LOC)
  4,200                  4.250                             12/02/96                               4,200
                                                                                               --------
                                                                                                 18,391

MONTANA--1.5%
City of Forsyth PCR VRDN, Series: 1988 A, Pacificorp Project (Industrial Bank of
 Japan LOC)
  9,400                  4.400                             12/02/96                               9,400

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED

NEVADA--0.2%
Nevada Housing Division Housing Revenue Bonds Single Family Program Senior
 Bonds, A-1
$ 1,065                  3.700%                            04/01/97                            $  1,065

NEW YORK--8.4%

City of New York GO RAN, Series: B (Bank of Nova Scotia LOC)
 10,000                  4.500                             06/30/97                              10,041

City of New York GO VRDN, Subseries: 1994 B-4 (Union Bank of Switzerland LOC)
  1,400                  4.250                             12/02/96                               1,400

Marine Midland Premium Loan Trust VRDN, Series: 1991 (Hong Kong & Shanghai
 Banking Corp. LOC)
  1,200                  3.750                             12/06/96                               1,200

Marine Midland Premium Loan Trust VRDN, Series: 1991 B (Hong Kong & Shanghai
 Banking Corp. LOC)
  1,492                  3.850                             12/06/96                               1,492

New York State Environmental Facilities Corp. PCR VRDN, Eagle Trust Series:
 943204 (FSAC Insured)
 19,300                  3.650                             12/06/96                              19,300

New York State Medical Care Finance Agency Revenue Bond, Series: BTP-175 (U.S.
 Government Securities Colld.)
 20,000                  3.850                             12/17/96                              20,000
                                                                                               --------
                                                                                                 53,433

NORTH CAROLINA--1.5%
County of Buncombe PCR IDR VRDN, Series: 1996, Cooper Industries Project (Cooper
 Industries Gtd.)
  3,200                  3.750                             12/06/96                               3,200

County of Wake Industrial Pollution Finance Authority PCR VRDN, Carolina Power &
 Light Project (Sumitomo Bank Ltd. LOC)
  1,400                  3.650                             12/06/96                               1,400

North Carolina Medical Care Commission Hospital Revenue VRDN, Series: 1991 A,
 Pooled Financing Project (NationsBank NA LOC)
  4,700                  4.050                             12/02/96                               4,700
                                                                                               --------
                                                                                                  9,300

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
OHIO--4.3%
County of Mahoning Care Facility IDR VRDN, Series: 1994, Assumption Nursing Home
 Project (PNC Bank LOC)
$ 1,400                  3.650%                            12/06/96                            $  1,400

State of Ohio Air Quality Development Authority CP, Series: A, Pollution
 Control-Duquesne (Union Bank of Switzerland LOC)
  4,000                  3.950                             07/16/97                               4,000

State of Ohio GO VRDN, Series: 1994, BTP-170
  5,875                  3.700                             12/06/96                               5,875

State of Ohio Higher Education Capital Facilities VRDN, Series: 1990 A, BTP-29
 (MBIA Insured)
  3,000                  3.750                             12/06/96                               3,000

State of Ohio Higher Education Capital Facilities VRDN, Series: 1994 A, BTP-69
 (AMBAC Insured)
  8,745                  3.750                             12/06/96                               8,745

Red Roof Inns Mortgage Bond Trust VRDN (National City Bank LOC)
  4,529                  3.650                             12/15/96                               4,529
                                                                                               --------
                                                                                                 27,549

OKLAHOMA--3.4%
State of Oklahoma Water Resources Board, Series: 1994 A, State Loan Program
 21,725                  3.750                             03/01/97                              21,725

OREGON--1.3%
City of Medford Hospital Facilities Authority VRDN, Series: 1991, Rogue Valley
 Project (Banque Paribas LOC)
  8,400                  3.700                             12/06/96                               8,400

PENNSYLVANIA--11.3%
City of Philadelphia Hospital & Higher Education Facilities Authority VRDN,
 Series: A, Children's Hospital Project

 4,500                  4.000                                 12/02/96                                 4,500

City of Philadelphia IDR VRDN, Series: 1988, Franklin Institute Project (PNC
 Bank LOC)

 2,800                  3.650                                 12/06/96                                  2,800

City of Philadelphia School District TRAN
17,000                  4.500                                 06/30/97                                 17,047

City of Philadelphia TRAN, Series: 1995-96 A
18,000                  4.500                                 06/30/97                                 18,055

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
County of Schuylkill IDA IDR VRDN, Gilbert Power Project (Mellon Bank NA LOC)
$ 7,650                  3.550%                            12/06/96                            $  7,650

County of Warren Hospital Revenue VRDN, Series: 1994 B (PNC Bank LOC)
  1,000                  3.650                             12/06/96                               1,000

Delaware Valley Regional Finance Authority Pooled Revenue VRDN, Series: 1985 A
 (Midland Bank PLC LOC)
  5,000                  3.600                             12/06/96                               5,000

Delaware Valley Regional Finance Authority Pooled Revenue VRDN, Series: 1985 C
 (Midland Bank PLC LOC)
  2,400                  3.600                             12/06/96                               2,400

Delaware Valley Regional Finance Authority Pooled Revenue VRDN, Series: 1985 A-D
 (Midland Bank PLC LOC)
  9,500                  3.600                             12/06/96                               9,500

Delaware Valley Regional Finance Authority Pooled Revenue VRDN, Series: 1985 D
 (Midland Bank PLC LOC)
  1,900                  3.600                             12/06/96                               1,900

State of Pennsylvania Higher Education Facilities Authority VRDN, Series: 1996,
 Allegheny College Project (Mellon Bank NA LOC)
  2,000                  3.550                             12/06/96                               2,000
                                                                                               --------
                                                                                                 71,852

RHODE ISLAND--0.4%
State of Rhode Island TAN, Series: 1996 A
  2,500                  4.500                             06/30/97                               2,507

SOUTH CAROLINA--1.9%
County of Lexington IDR VRDN, Series: 1992, Allied-Signal Project (FMC Corp.
 Gtd.)
    700                  3.700                             12/06/96                                 700

County of Lexington Pollution Control Finance Authority IDR VRDN, Series: 1992
 A, Allied-Signal Project (FMC Corp. Gtd.)
  1,880                  3.700                             12/06/96                               1,880

South Carolina Public Service Authority Revenue VRDN, Series: 1995 B ML SG,
 Series: SG-32 (FGIC Insured)
  9,855                  3.650                             12/06/96                               9,855
                                                                                               --------
                                                                                                 12,435

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.4%
State of South Dakota HDA Homeowner Mortgage VRDN, Merrill P-Floats, Series: PT-
 73-A
$ 2,500                  3.700%                            12/06/96                            $  2,500

TENNESSEE--2.6%
City of Clarksville Public Building Authority Revenue VRDN, Series: 1995,
 Tennessee Muni Bond Fund (NationsBank of Florida LOC)
  1,600                  3.550                             12/06/96                               1,600

City of Memphis GO VRDN, Series: 1996 ML SG, Series: SGB-23
  5,000                  3.650                             12/06/96                               5,000

County of Chattanooga-Hamilton Hospital Authority VRDN, Series: 1987, Erlanger
 Medical Center Project
    800                  4.200                             12/02/96                                 800

County of Hamilton IDA VRDN, Series: 1995, Tennessee Aquarium Project
 (NationsBank Tennessee LOC)
  5,350                  3.550                             12/06/96                               5,350

County of Shelby GO, Series: B, BTP-216
  4,000                  3.700                             11/06/97                               4,000
                                                                                               --------
                                                                                                 16,750

TEXAS--6.9%
Brazos River Harbor Navigation District PCR CP, Series: 1987 B, Dow Chemical
 Project (Dow Chemical Gtd.)
  3,000                  3.750                             01/27/97                               3,000

Brazos River Harbor Navigation District PCR CP, Series: 1990, Dow Chemical
 Project (Dow Chemical Gtd.)
  1,000                  3.750                             01/27/97                               1,000

City of Austin School District Building VRDN, Series: 1996 ML SG, Series: SG-68
 (Permanent School Fund of Texas Gtd.)
  7,300                  3.650                             12/06/96                               7,300

City of Denton Independent School District GO, Series: B, (Permanent School Fund
 of Texas Gtd.)
 10,000                  3.980                             08/15/97                              10,000

City of Houston Water & Sewer System CP, Series: A
  5,000                  3.650                             01/23/97                               5,000

City of Mansfield Independent School District, Series: 1996 School Building
 (Permanent School Fund of Texas Gtd.)
  7,500                  4.140                             07/01/97                               7,500

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1996
(All amounts in thousands)

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED

TEXAS--CONTINUED
County of Bexar Multifamily Housing Finance Authority VRDN, Series: 1988 A,
 Creighton's Mill Development Project (New England Mutual Gtd.)
$ 2,600                  3.650%                            12/06/96                            $  2,600

County of Harris Toll Road Unlimited Tax Revenue VRDN, Series: 1994 A, Citicorp
 Eagle Trust Series: 954302
  5,500                  3.700                             12/06/96                               5,500

State of Texas Water Development Board Pooled VRDN, Series: 1992 A Revolving
 Fund (Junior Lien)
  2,100                  4.200                             12/02/96                               2,100
                                                                                               --------
                                                                                                 44,000

VIRGINIA--2.9%
City of Norfolk GO VRDN, Eagle Trust, Series: 944601
  4,800                  3.700                             12/06/96                               4,800

City of Richmond Redevelopment & Housing Authority VRDN, Series: 1995 A, Old
 Manchester Project (Wachovia Bank of North Carolina NA LOC)
  2,000                  3.650                             12/06/96                               2,000

City of Roanoke IDR VRDN, Series: 1994, Cooper Industries Project (Cooper
 Industries Gtd.)
  2,000                  3.700                             12/06/96                               2,000

State of Virginia GO VRDN, Series: 1994, Citicorp Eagle Trust, Series: 954601
  7,000                  3.700                             12/06/96                               7,000

Town of Louisa IDA PCR CP, Series: 1984 (Virginia Electric Power Gtd.)
  1,000                  3.550                             12/17/96                               1,000

Town of Louisa PCR CP, Series: 1987 (Virginia Electric Power Gtd.)
  1,800                  3.800                             01/15/97                               1,800
                                                                                               --------
                                                                                                 18,600

WASHINGTON--4.6%
City of Kent Economic Development Corp. IDR VRDN, Associated Grocers Project
 (Seattle-First National Bank LOC)
  3,800                  4.272                             12/06/96                               3,800

City of Seattle Metropolitan Municipality GO (U.S. Government Securities Colld.)
  1,000                  7.200                             01/01/97                               1,005

PRINCIPAL               INTEREST                           MATURITY                           Amortized
 AMOUNT                   RATE                               DATE                               Cost
-------------------------------------------------------------------------------------------------------
Washington Public Power Supply System Revenue Bond,
 Series: 1996 A BTP-206 (AMBAC Insured)
$ 4,950                  4.000%                            08/21/97                            $  4,950
Washington Public Power Supply System Revenue VRDN,
 ML SG, Series: SG-15 (MBIA Insured)
  6,595                  3.650                             12/06/96                               6,595

Washington Public Power Supply System Revenue VRDN,
 Series: 1990 B BTP-85 (U.S. Government Securities Colld.)
  6,221                  3.750                             12/06/96                               6,221

Washington State GO VRDN, Series: 1993 B
  6,950                  3.650                             12/06/96                               6,950
                                                                                               --------
                                                                                                 29,521

WISCONSIN--0.8%
Wisconsin Health & Education Revenue Bond, Series:
 1996 B, Riverview Hospital Association
 (Firstar Bank of Milwaukee NA LOC)
    500                  4.150                             12/02/96                                 500

Wisconsin Housing & Economic Development Authority,
 Home Ownership Revenue Bond, Series: A
  4,875                  3.800                             03/01/97                               4,875
                                                                                               --------
                                                                                                  5,375

WYOMING--0.4%
City of Green River PCR VRDN Allied Signal Project
 (FMC Corp. Gtd.)
  2,225                  3.700                             12/06/96                               2,225

OTHER MUNICIPAL INVESTMENTS--1.7%
IBM Tax-Exempt Grantor Trust Asset-Back Lease VRDN, Series: IBM 1996 A,
 Certificate Merrill P-Floats (Credit Suisse Gtd.)
  9,050                  3.800                             12/06/96                               9,050

Pooled Puttable Floating Option VRDN, Series: PPT2 (Alaska Housing Finance Corp.
 Insured)
  1,650                  4.100                             12/02/96                               1,650
                                                                                               --------
                                                                                                 10,700
-------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS                                                                    $626,125
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       Interest                               Maturity
Shares                   Rate                                   Date                                 Value
----------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS--0.7%
 AIM Tax Free Money Market Fund
   105                    --                                     --                                   $    105

 Dreyfus Tax Exempt Cash Management
  Fund
   400                    --                                     --                                        400

 Federated Tax Free Trust Money Market
  Fund #15
 2,739                    --                                     --                                      2,739

 Federated Tax-Free Trust Money Market
  Fund #73
   819                    --                                     --                                        819

 Provident Municipal Fund
   353                    --                                     --                                        353
--------------------------------------------------------------------------------------------------------------
TOTAL OTHER                                                                                           $  4,416
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.8%                                                                              $630,541
--------------------------------------------------------------------------------------------------------------
Other assets, less liabilities--1.2%                                                                     7,966
--------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                    $638,507
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1996
(All amounts in thousands, except net asset value per unit)

                                 DIVERSIFIED              GOVERNMENT
                                   ASSETS     GOVERNMENT    SELECT   TAX-EXEMPT
                                  PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO
-------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
 amortized cost                  $2,609,388   $  877,374   $846,646   $630,541
Repurchase agreements, at cost      641,063      398,704        --         --
Cash                                      1            1         15        --
Receivables:
 Interest                            10,425        2,750      1,256      5,502
 Fund units sold                    111,755       32,941      5,246     17,303
 Investment securities sold             --           --         --       4,665
 Administrator                          --            23         28         33
Other assets                              2            1          1          1
-------------------------------------------------------------------------------
TOTAL ASSETS                      3,372,634    1,311,794    853,192    658,045
-------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed                179,676       37,728     13,167     17,523
 Distributions to unitholders        12,481        5,147      3,488      1,768
Accrued expenses:
 Advisory fees                          605          253         68        134
 Administration fees                    163           93         76         67
 Custodian fees                          42           10          8          9
 Transfer agent fees                      5            3          2          3
Other liabilities                       133           45         34         34
-------------------------------------------------------------------------------
TOTAL LIABILITIES                   193,105       43,279     16,843     19,538
-------------------------------------------------------------------------------
NET ASSETS                       $3,179,529   $1,268,515   $836,349   $638,507
-------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital                  $3,181,103   $1,268,820   $836,425   $638,366
Accumulated net realized gain
 (loss) on
 investment transactions             (1,574)        (305)       (76)       141
-------------------------------------------------------------------------------
NET ASSETS                       $3,179,529   $1,268,515   $836,349   $638,507
-------------------------------------------------------------------------------
Total units outstanding (no par
 value),
 unlimited units authorized       3,181,103    1,268,820    836,425    638,366
-------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per unit
 (net assets/units outstanding)       $1.00        $1.00      $1.00      $1.00
-------------------------------------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1996
(All amounts in thousands)

                                  DIVERSIFIED            GOVERNMENT
                                    ASSETS    GOVERNMENT   SELECT   TAX-EXEMPT
                                   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
------------------------------------------------------------------------------
INTEREST INCOME                    $173,018    $56,872    $41,631    $27,703
------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees              7,832      2,618      1,930      1,885
Administration fees                   2,079      1,036        897        885
Custodian fees                          360        132         97        106
Transfer agent fees                      65         31         22         15
Registration fees                        47         29         26         32
Professional fees                       139         50         36         50
Trustee fees                             86         29         23         23
Other                                   102         45         36         28
------------------------------------------------------------------------------
TOTAL EXPENSES                       10,710      3,970      3,067      3,024
Less: Voluntary waivers of in-
 vestment advisory fees                 --         --      (1,158)       --
Less: Expenses reimbursable by
 Administrator                          --        (306)      (365)      (382)
------------------------------------------------------------------------------
Net expenses                         10,710      3,664      1,544      2,642
------------------------------------------------------------------------------
NET INVESTMENT INCOME               162,308     53,208     40,087     25,061
Net realized gains on investment
 transactions                           327        133         97        102
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RE-
 SULTING FROM OPERATIONS           $162,635    $53,341    $40,184    $25,163
------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30,
(All amounts in thousands)

                      Diversified Assets              Government              Government Select            Tax-Exempt
                           Portfolio                   Portfolio                  Portfolio                 Portfolio
                   --------------------------  --------------------------  ------------------------  ------------------------
                       1996          1995          1996          1995         1996         1995         1996         1995
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DE-
 CREASE) IN NET
 ASSETS FROM:
OPERATIONS:
 Net investment
  income           $    162,308  $    159,519  $     53,208  $     42,613  $    40,087  $    32,259  $    25,061  $    24,498
 Net realized
  gains (losses)
  on investment
  transactions              327        (1,460)          133          (828)          97          (73)         102           48
------------------------------------------------------------------------------------------------------------------------------
Net increase in
 net assets re-
 sulting from
 operations             162,635       158,059        53,341        41,785       40,184       32,186       25,163       24,546
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS:
 Net investment
  income               (162,308)     (159,519)      (53,208)      (42,613)     (40,087)     (32,259)     (25,061)     (24,498)
------------------------------------------------------------------------------------------------------------------------------
Total distribu-
 tions to
 unitholders           (162,308)     (159,519)      (53,208)      (42,613)     (40,087)     (32,259)     (25,061)     (24,498)
------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS
 (AT $1.00 PER
 UNIT):
 Proceeds from
  the sale of
  units              42,285,142    43,084,716    12,329,359    10,203,042    4,712,236    3,588,011    5,526,968    5,729,794
 Reinvested dis-
  tributions                860            --            --            --          963           --          126           --
 Cost of units
  redeemed          (41,717,147)  (43,366,308)  (11,911,641)  (10,140,281)  (4,562,089)  (3,396,629)  (5,692,419)  (5,779,215)
------------------------------------------------------------------------------------------------------------------------------
Net increase (de-
 crease) in net
 assets resulting
 from unit trans-
 actions                568,855      (281,592)      417,718        62,761      151,110      191,382     (165,325)     (49,421)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL CONTRIBU-
 TIONS RECEIVED
 FROM NORTHERN
 TRUST CORPORA-
 TION                        --         1,519            --           915           --          115           --           --
------------------------------------------------------------------------------------------------------------------------------
Net increase (de-
 crease)                569,182      (281,533)      417,851        62,848      151,207      191,424     (165,223)     (49,373)
Net assets--be-
 ginning of year      2,610,347     2,891,880       850,664       787,816      685,142      493,718      803,730      853,103
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END
 OF YEAR           $  3,179,529  $  2,610,347  $  1,268,515  $    850,664  $   836,349  $   685,142  $   638,507  $   803,730
------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Diversified Assets Portfolio

                                                1996        1995        1994        1993        1992        1991        1990
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF
YEAr                                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment
 income                                         0.05        0.06        0.04        0.03        0.04        0.06        0.08
-----------------------------------------------------------------------------------------------------------------------------
Total income from investment operations         0.05        0.06        0.04        0.03        0.04        0.06        0.08
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS
FROM:
 Net investment
 income                                        (0.05)      (0.06)      (0.04)      (0.03)      (0.04)      (0.06)      (0.08)
-----------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders                                    (0.05)      (0.06)      (0.04)      (0.03)      (0.04)      (0.06)      (0.08)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR                                    $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return
(a)(b)                                          5.30%       5.78%       3.92%       3.00%       3.80%       6.19%       8.01%
Ratio to average
net assets of :
 Expenses, net
 of waivers and
 reimbursements                                 0.34%       0.34%       0.35%       0.34%       0.34%       0.35%       0.35%
 Expenses, be-
 fore waivers
 and
 reimbursements                                 0.34%       0.34%       0.35%       0.36%       0.35%       0.36%       0.36%
 Net investment income, net of waivers
 and reimburse-
 ments                                          5.18%       5.63%       3.74%       3.00%       3.79%       6.18%       8.01%
 Net investment income, before waivers
 and reimburse-
 ments                                          5.18%       5.63%       3.74%       2.98%       3.78%       6.17%       8.00%
Net assets at end of year (in thousands)  $3,179,529  $2,610,347  $2,891,880  $3,200,288  $2,801,744  $2,784,485  $2,192,756
-----------------------------------------------------------------------------------------------------------------------------
                                                1989        1988        1987
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF
YEAr                                           $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment
 income                                         0.09        0.07        0.06
-----------------------------------------------------------------------------------------------------------------------------
Total income from investment operations         0.09        0.07        0.06
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS
FROM:
 Net investment
 income                                        (0.09)      (0.07)      (0.06)
-----------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders                                    (0.09)      (0.07)      (0.06)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR                                    $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return
(a)(b)                                          8.98%       7.15%       6.30%
Ratio to average
net assets of :
 Expenses, net
 of waivers and
 reimbursements                                 0.37%       0.39%       0.41%
 Expenses, be-
 fore waivers
 and
 reimbursements                                 0.37%       0.39%       0.41%
 Net investment income, net of waivers
 and reimburse-
 ments                                          8.98%       7.15%       6.30%
 Net investment income, before waivers
 and reimburse-
 ments                                          8.98%       7.15%       6.30%
Net assets at end of year (in thousands)  $1,871,713  $1,528,203  $1,533,941
-----------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Total return for the year ended November 30, 1995 would have been 5.73% absent the effect of a capital contribution equivalent to $.0005 per share received from Northern Trust Corporation.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Government Portfolio

                              1996      1995      1994        1993        1992      1991      1990      1989      1988      1987
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BE-
GINNING OF YEAR              $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income        0.05      0.06      0.04        0.03        0.04      0.06      0.08      0.09      0.07      0.06
---------------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations           0.05      0.06      0.04        0.03        0.04      0.06      0.08      0.09      0.07      0.06
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income       (0.05)    (0.06)    (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                  (0.05)    (0.06)    (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
OF YEAR                      $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b)           5.20%     5.64%     3.78%       2.91%       3.91%     6.18%     7.89%     8.63%     6.83%     6.15%
Ratio to average net
assets of:
 Expenses, net of
 waivers and
 reimbursements               0.35%     0.35%     0.34%       0.34%       0.34%     0.35%     0.37%     0.50%     0.54%     0.44%
 Expenses, before
 waivers and
 reimbursements               0.38%     0.40%     0.41%       0.38%       0.40%     0.40%     0.46%     0.50%     0.55%     0.55%
 Net investment in-
 come, net of waivers
 and reimbursements           5.08%     5.49%     3.60%       2.92%       3.71%     6.03%     7.88%     8.63%     6.83%     6.15%
 Net investment in-
 come, before waivers
 and reimbursements           5.05%     5.44%     3.53%       2.88%       3.65%     5.98%     7.79%     8.63%     6.82%     6.04%
Net assets at end of
year (in thousands)     $1,268,515  $850,664  $787,816  $1,065,705  $1,163,905  $895,405  $971,720  $423,517  $335,301  $218,530
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Total return for the year ended November 30, 1995 would have been 5.53% absent the effect of a capital contribution equivalent to $.0011 per share received from Northern Trust Corporation.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Government Select Portfolio

                             1996      1995      1994      1993      1992      1991     1990(a)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF PERIOD              $1.00     $1.00     $1.00     $1.00     $1.00     $1.00    $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income       0.05      0.06      0.04      0.03      0.04      0.06     0.01
-----------------------------------------------------------------------------------------------
Total income from in-
vestment operations          0.05      0.06      0.04      0.03      0.04      0.06     0.01
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income      (0.05)    (0.06)    (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
-----------------------------------------------------------------------------------------------
Total distributions to
unitholders                 (0.05)    (0.06)    (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                        $1.00     $1.00     $1.00     $1.00     $1.00     $1.00    $1.00
-----------------------------------------------------------------------------------------------
Total return (b)(c)          5.31%     5.82%     3.84%     3.00%     3.71%     5.82%    0.50%
Ratio to average net
assets of (d):
 Expenses, net of waiv-
 ers and reimbursements      0.20%     0.20%     0.20%     0.20%     0.20%     0.20%    0.20%
 Expenses, before waiv-
 ers and reimbursements      0.40%     0.41%     0.43%     0.49%     0.52%     0.60%    1.33%
 Net investment income,
 net of waivers and re-
 imbursements                5.19%     5.67%     3.83%     2.99%     3.70%     5.78%    7.65%
 Net investment income,
 before waivers and re-
 imbursements                4.99%     5.46%     3.60%     2.70%     3.38%     5.38%    6.52%
Net assets at end of
year (in thousands)      $836,349  $685,142  $493,718  $386,507  $264,756  $160,750  $44,215
-----------------------------------------------------------------------------------------------

(a)  Commenced investment operations on November 7, 1990.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period.
(c) Total return for the year ended November 30, 1995 would have been 5.80% absent the effect of a capital contribution equivalent to $.0002 per share received from Northern Trust Corporation.
(d)  Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Tax-Exempt Portfolio

                             1996      1995      1994        1993        1992      1991      1990      1989      1988      1987
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR                $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income       0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05      0.04
--------------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations          0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05      0.04
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income      (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)    (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                 (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)    (0.04)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                        $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------------
Total return (a)             3.37%     3.71%     2.62%       2.27%       2.97%     4.57%     5.71%     6.04%     4.92%     4.00%
Ratio to average net
assets of :
 Expenses, net of
 waivers and
 reimbursements              0.35%     0.35%     0.35%       0.34%       0.34%     0.35%     0.36%     0.49%     0.48%     0.45%
 Expenses, before
 waivers and
 reimbursements              0.40%     0.41%     0.36%       0.38%       0.39%     0.40%     0.43%     0.49%     0.48%     0.46%
 Net investment income,
 net of waivers and re-
 imbursements                3.32%     3.63%     2.40%       2.27%       2.95%     4.57%     5.71%     6.03%     4.92%     4.00%
 Net investment income,
 before waivers and re-
 imbursements                3.27%     3.57%     2.39%       2.23%       2.90%     4.52%     5.64%     6.03%     4.92%     3.99%
Net assets at end of
year (in thousands)      $638,507  $803,730  $853,103  $1,191,932  $1,226,480  $872,405  $752,257  $545,215  $529,680  $410,772
--------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the end of the year.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1996
1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes sixteen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the money market portfolios.
 The Trust includes four diversified money market portfolios: Diversified As-sets Portfolio, Government Portfolio, Government Select Portfolio and Tax-Ex-empt Portfolio (the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently fol-lowed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP re-quires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Ac-tual results could differ from those estimates. Certain amounts reported for periods prior to the year ended November 30, 1996 have been restated to conform to the current financial statement presentation.

(a) Investment Valuation
Investments are valued at amortized cost, which approximates market value. Un-der the amortized cost method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.
  Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern. Northern administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The Diversified Assets and Government Portfolios had entered into such joint repurchase agree-ments as of November 30, 1996, as reflected in the accompanying Statements of Investments.

(c) Interest Income
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(d) Federal Taxes
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1996, the Trust's most recent tax year end, there were capital loss carryforwards for U.S. federal tax purposes of approximately $1,574,000, $305,000 and $76,000 for the Diversified Assets, Government and Government Se-lect Portfolios, respectively. These amounts are available to be carried for-ward to offset future capital gains to the extent permitted by applicable laws or regulations. These capital loss carryforwards expire in 2002.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1996

(e) Expenses
Expenses arising in connection with a specific portfolio are allocated to that portfolio.
 Expenses incurred which do not specifically relate to an individual portfolio are allocated among the Portfolios based on each Portfolio's relative average net assets for the year.

(f) Distributions
Each Portfolio's net investment income is declared daily as a dividend to unitholders of record as of 3:00 p.m., Chicago time. Net realized short-term capital gains, if any in excess of net capital loss carryforwards, are declared and distributed at least annually.
 Distributions of net investment income with respect to a calendar month (in-cluding with respect to units redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern in cash or automatically reinvested in additional units of the Portfolio. Northern has undertaken to credit or arrange for the crediting of such distributions to each unitholder's account with Northern, its affiliates or its correspondents.

3. ADVISORY, TRANSFER AGENCY, CUSTODIAN AND OTHER AGREEMENTS
As compensation for the services rendered as investment adviser, including the assumption by Northern of the expenses related thereto, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of each portfolio's average daily net assets.
 Until further notice, Northern has voluntarily agreed to waive .15% of its ad-visory fee for the Government Select Portfolio, reducing such fee to .10% per annum. The effect of this waiver by Northern for the year ended November 30, 1996 was to reduce advisory fees as shown on the accompanying Statements of Op-erations.
 As compensation for the services rendered as custodian and transfer agent, in-cluding the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.
 The Trust and Northern Trust Corporation (the "Corporation"), parent company of Northern, entered into an agreement (the "Put Agreement") dated May 19, 1994 which provided the Trust the right to require the Corporation to purchase, and the Corporation the right to require the Trust to sell, certain Federal Home Loan and Federal Farm Credit Banks securities held by the Diversified Assets, Government and Government Select Portfolios on or before June 19, 1995 (the "final purchase date"). Pursuant to the Put Agreement, the Corporation, on June 19, 1995, purchased these securities at amortized cost, which exceeded market value by approximately $1,519,000, $915,000 and $115,000 for the Diversified Assets, Government and Government Select Portfolios, respectively. The Portfo-lios recorded realized losses to the extent the purchase price exceeded market value of the securities. The Portfolios received capital contributions from the Corporation in connection with the Put Agreement, which served to offset such losses.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
As compensation for the services rendered as administrator, and the assumption by Goldman Sachs of expenses related thereto, Goldman Sachs is entitled to re-ceive from each Portfolio a fee, computed daily and payable monthly, at an an-nual rate of .25% of the first $100 million, .15% of the next $200 million,
 .075% of the next $450 million and .05% of any excess over $750 million of the average daily net assets of each Portfolio.
 Goldman Sachs has voluntarily agreed to waive a portion of its administration fees in the event that overall administration fees earned during the prior fis-cal year exceeded certain specified levels. For the year ended November 30, 1996, there was no reduction in administration fees due to this waiver.
 Furthermore, Goldman Sachs has agreed to reimburse the portfolios for certain expenses in the event that such expenses, as defined, exceed, on an annualized basis,

--------------------------------------------------------------------------------
 .10% of each portfolio's average daily net assets. The expenses reimbursed dur-ing the year ended November 30, 1996, are shown on the accompanying Statements of Operations.
 Goldman Sachs receives no compensation under the Distribution Agreement.

5. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are se-cured by pledged securities equal to or exceeding 120% of the outstanding bal-ance.
 There were no borrowings under this agreement during the year ended November 30, 1996.

The Benchmark Funds
Money Market Portfolios
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS


To the Unitholders and Trustees of
The Benchmark Funds
Money Market Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios, comprising the Money Market Portfolios of The Benchmark Funds, as of November 30, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investments owned at November 30, 1996 by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios, comprising the Money Market Portfolios of The Benchmark Funds, at November 30, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
January 21, 1997

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent andCustodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
Frederick T. Kelsey
Richard P. Strubel

Officers

Paul W. Klug, Jr., President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107



 This Annual Report is
authorized for distribution to
prospective investors only
when preceded or accompanied
by a Prospectus which contains
facts concerning the
objectives and policies,
management expenses and other
information.
The
Benchmark
Funds

Money
Market
Portfolios



          Annual Report
          November 30, 1996

PART C.
                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------


(a) Financial Statements

Included in the Fixed Income and Equity Portfolios Prospectus:

Financial Highlights - Selected Data for a Unit Outstanding from Commencement of Operations/1/ through November 30, 1993 (November 30, 1994, with respect to the International Bond and International Growth Portfolio) and for the years ended November 30, 1994, November 30, 1995 and November 30, 1996 for the U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond Portfolios, Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index and International Growth Portfolios.


Included in the Money Market Portfolios Prospectus:

Financial Highlights - Selected Data for a Unit Outstanding from Commencement of Operations/2/ through November 30, 1990 and for each of the six years ended November 30, 1996 for the Government Select Portfolio.
Financial Highlights - Selected Data for a Unit Outstanding for each of the ten years ended November 30, 1996 for the Government Portfolio.
Financial Highlights - Selected Data for a Unit Outstanding for each of the ten years ended November 30, 1996 for the Diversified Assets and Tax-Exempt Portfolios.

Included in the Short Duration Portfolio Prospectus:

Financial Highlights -Selected Data for a Unit Outstanding from Commencement of Opeations /3/ through November 30, 1993 and for the years ended November 30, 1994, November 30, 1995 and November 30, 1996 for the Short Duration
Portfolio.

(i)Included in the Statements of Additional Information

Statement of Investments as of November 30, 1996 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small

------

/1/ Balanced and Focused Growth Portfolios commenced investment operations on July 1, 1993. U.S. Government Securities Portfolio commenced operations on April 5, 1993. Short-Intermediate Bond, U.S. Treasury Index, Bond, Equity Index, Diversified Growth and Small Company Index Portfolios commenced investment operations on January 11, 1993. International Bond and International Growth Portfolios commenced investment operations on March 28, 1994.

/2/ Government Select Portfolio commenced operations on
November 7, 1990.

/3/ Short Duration Portfolio commenced investment operations on June
2, 1993.

Company Index, International Growth, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Government Select, Government, Diversified Assets and Tax-Exempt Portfolios.

Statements of Assets and Liabilities as of November 30, 1996 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Government Select, Government, Diversified Assets and Tax-Exempt Portfolios.

Statement of Operations for the year ended November 30, 1996 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Government Select, Government, Diversified Assets and Tax-Exempt Portfolios.

Statement of Changes in Net Assets for the years ended November 30, 1996 and November 30, 1995 for the Balanced, Equity Index, Diversified Growth, Focused Growth, Small Company Index, International Growth, Short Duration, U.S. Government Securities, Short-Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Government Select, Government, Diversified Assets and Tax-Exempt Portfolios.

(b)Exhibits

The following exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed (Reference A), to Pre-Effective Amendment No. 1 (Reference B), to Post-Effective Amendment No. 1 to such Registration Statement (Reference C), to Post-Effective Amendment No. 2 to such Registration Statement (Reference D), to Post-Effective Amendment No. 4 to such Registration Statement (Reference E), to Post-Effective Amendment No. 7 to such Registration Statement (Reference F), to Post-Effective Amendment No. 11 to such Registration Statement (Reference G), to Post-Effective Amendment No. 12 to such Registration Statement (Reference H), to Post-Effective Amendment No. 13 to such Registration Statement (Reference I), to Post-Effective Amendment No. 16 to such Registration Statement (Reference J), to Post-Effective Amendment No. 17 to such Registration Statement (Reference K), to Post-Effective Amendment No. 19 to such Registration Statement (Reference L), to Post-Effective Amendment No. 20 to such Registration Statement (Reference M), to Post-Effective Amendment No. 21 to such Registration Statement (Reference N), to Post-Effective Amendment No. 22 to such Registration Statement (Reference O), to Post-Effective Amendment No. 23 to such Registration Statement (Reference P), to Post-Effective Amendment No. 25 to such Registration Statement (Reference Q), to Post-Effective Amendment No. 26 to such Registration Statement

(Reference R), to Post-Effective Amendment No. 27 to such Registration Statement (Reference S), to Post-Effective Amendment No. 28 to such Registration Statement (Reference T) and to Post-Effective Amendment No. 32 to Such Registration Statement (Reference U).

1-      Agreement and Declaration of Trust dated July 15, 1982 (Reference A).

1(a)- Amendment No. 1 dated November 22, 1982 to Agreement and Declaration of Trust (Reference A).

1(b)- Amendment No. 2 dated April 21, 1983 to Agreement and Declaration of Trust (Reference B).

1(c)- Amendment No. 3 dated May 19, 1983 to Agreement and Declaration of Trust (Reference B).

1(d)- Amendment No. 4 dated May 19, 1983 to Agreement and Declaration of Trust (Reference B).

1(e)- Amendment No. 5 dated May 19, 1983 to Agreement and Declaration of Trust (Reference B).

1(f)- Amendment No. 6 dated December 19, 1983 to Agreement and Declaration of Trust (Reference D).

1(g)- Amendment No. 7 dated August 23, 1985 to Agreement and Declaration of Trust (Reference E).

1(h)- Amendment No. 8 dated September 26, 1990 to Agreement and Declaration of Trust (Reference H).

1(i)- Amendment No. 9 dated October 1, 1990 to Agreement and Declaration of Trust (Reference H).

1(j)-   Amendment No. 10 to Agreement and Declaration of Trust (Reference I).

1(k)-   Amendment No. 11 to Agreement and Declaration of Trust (Reference J).

1(l)-   Amendment No. 12 to Agreement and Declaration of Trust (Reference L).

1(m)-   Amendment No. 13 to Agreement and Declaration of Trust (Reference P).

1(n)- Amendment No. 14 dated July 11, 1995 to Agreement and Declaration of Trust (Reference U).

2-      By-Laws of the Registrant (Reference A).

2(a)-  Amendment dated May 9, 1983 to Section 2.3 of the By-Laws (Reference B).

2(b)- Amendment dated April 21, 1983 to Sections 1.1 and 5.3 of the By-Laws (Reference D).

2(c)-  Amendment dated August 29, 1983 to Section 6.3 of the By-Laws (Reference
       D).

2(d)- Amendment dated December 19, 1983 to Sections 1.1 and 5.3 of the By-Laws (Reference D).

2(e)- Amendment dated January 26, 1987 to Section 3.7 of the By-Laws (Reference F).

3-     Not Applicable.

4-     Not Applicable.

5- Advisory Agreement dated October 5, 1990 between Registrant and The Northern Trust Company (Reference H).

5(a)- Addendum No. 1 to Advisory Agreement between Registrant and The Northern Trust Company (Reference I).

5(b)- Addendum No. 1, dated June 8, 1992, to Investment Advisory Agreement, dated October 5, 1990, between The Northern Trust Company and the Registrant (Reference J).

5(c)- Addendum No. 2 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference K).

5(d)- Addendum No. 3 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference M).

5(e)- Addendum No. 4 to Investment Advisory Agreement between the Registrant and The Northern Trust Company (Reference S).

6- Distribution Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference I).

6(a)- Addendum No. 1 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Reference K).

6(b)- Addendum No. 2 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Reference L).

6(c)- Form of Addendum No. 3 to Distribution Agreement between the Registrant and Goldman, Sachs & Co. (Reference T).

7-      Not Applicable.

8- Custodian Agreement dated June 8, 1992 between Registrant and The Northern Trust Company (Reference I).

8(a)- Addendum No. 1 to Custodian Agreement between the Registrant and The Northern Trust Company (Reference J).

8(b)- Addendum No. 2 to Custodian Agreement between Registrant and The Northern Trust Company (Reference L).

8(c)- Foreign Custody Agreement between the Registrant and The Northern Trust Company (Reference T).

9- Agreement and Plan of Reorganization between Registrant and The Benchmark Tax-Exempt Fund (Reference G).

9(a)- Revised and Restated Transfer Agency Agreement between Registrant and The Northern Trust Company, dated January 8, 1993 (Reference J).

9(b)- Addendum No. 1 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Reference L).

9(c)- Addendum No. 2 to Transfer Agency Agreement between the Registrant and The Northern Trust Company (Reference S).

9(e)- Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference I).

9(f)- Amendment dated August 1, 1992 to Administration Agreement dated June 8, 1992 between Registrant and Goldman, Sachs & Co. (Reference J).

9(g)- Addendum No. 1 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Reference K).

9(h)- Addendum No. 2 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Reference L).

9(i)- Addendum No. 3 to Administration Agreement between the Registrant and Goldman, Sachs & Co. (Reference S).

12-     Not Applicable.

13-     Subscription Agreement with Goldman, Sachs & Co. (Reference B).

13(a)- Amendment No. 1 to Subscription Agreement with Goldman, Sachs & Co. (Reference B).

13(b)- Amendment No. 2 to Subscription Agreement with Goldman, Sachs & Co. (Reference C).

13(c)- Amendment No. 3 to Subscription Agreement with Goldman, Sachs & Co. (Reference E).

14-     Not Applicable.

15-     Servicing Agreement (Reference T).

16- Schedule for computation of performance data for Equity Index Portfolio, Diversified Growth Portfolio, U.S. Treasury Index Portfolio, Short-Intermediate Bond Portfolio and Bond Portfolio (Reference L).

16(a)- Schedule for computation of performance data for Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Tax-Exempt Portfolio and California Municipal Portfolio (Reference M).

16(b)- Schedule for computation of performance data for U.S. Government Securities Portfolio (Reference N).

16(c)- Schedule for computation of performance data for Short Duration Portfolio (Reference O).

16(d)- Schedule for computation of performance data for Balanced Portfolio, Diversified Growth Portfolio, Equity Index Portfolio, Focused Growth Portfolio and Small Company Index Portfolio (Reference Q).

18-     Plan entered into by Registrant pursuant to Rule 18f-3 (Reference U).

        The following exhibits are filed herewith:

1(0)-   Amendment No. 15 to Agreement and Declaration of Trust.

5(f)- Addendum No. 5 to Investment Advisory Agreement between the Registration and The Northern Trust Company.

6(d)- Addendum No. 4 to Distribution Agreement between the registrant and Goldman, Sachs & Co.

8(d)- Addendum No. 1 to Foreign custody Agreement between the Registrant and The Northern Trust Company.

9(d)- Addendum No. 3 to Transfer Agency Agreement between Registrant and The Northern Trust Company.

9(j)- Form of Addendum No. 4 to Administration Agreement between the Registrant and Goldman, Sachs & Co.

9(k)- Form of Unitholder Servicing Plan for Subseries B, C and D Units and Related Form of Servicing Agreement for Subseries B, C and D Units.

10-     Consent of Counsel

11-     Consent of Ernst & Young LLP

18-     Plan pursuant to Rule 18f-3

27-     Financial Data Schedules

25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
               -------------------------------------------------------------

               Registrant is controlled by its Board of Trustees.

ITEM 26.        NUMBER OF HOLDERS OF SECURITIES
                -------------------------------


                                         Number of Record
                                         Holders as of
Title of Class                           January 10, 1997
--------------                           ----------------

                                     Class A Class C  Class D
                                     ------- -------  -------

Diversified Assets Portfolio Units......1        N/A      N/A
Government Portfolio Units..............1        N/A      N/A
Government Select Portoflio Units.......1        N/A      N/A
Tax-Exempt Portfolio Units..............1        N/A      N/A
Equity Index Portfolio Units............1          1        1
Small Company Index Portfolio Units.....1          1        1
Diversified Growth Portfolio Units .....1        N/A        1
Focused Growth Portfolio Units .........1          1        1
U.S. Treasury Index Portfolio Units.... 1          1        1

U.S. Government Securities Portfolio....1        N/A        1
Short-Intermediate Bond Portfolio Units.1        N/A        1
Bond Portfolio Units .................. 1          1        1
Short Duration Portfolio Units ........ 1          1      N/A
Balanced Portfolio Units .............. 1          1        1
International Growth Portfolio Units .. 1          1        1
International Bond Portfolio Units .....1        N/A        1

ITEM 27.  INDEMNIFICATION
          ---------------

Section 6.4, 6.5 and 6.6 of the Registrant's Agreement and Declaration of Trust provide for indemnification of the Registrant's Trustees and officers under certain circumstances. A copy of such Agreement and Declaration of Trust was filed as Exhibit 1 to Registrant's Registration Statement on Form N-1A as initially filed and a copy of Section 6.5 thereof (as amended) was filed as
Exhibit 1(d) to Pre-Effective Amendment No. 1 to such Registration Statement.

Paragraph 7 of the Advisory Agreement between the Registrant and The Northern Trust Company provides for indemnification of The Northern Trust Company or, in lieu thereof, contribution by the Registrant, under certain circumstances. A copy of the Advisory Agreement is filed as Exhibit 5(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A.

Paragraph 7 of the Administration Agreement between the Registrant and Goldman, Sachs & Co. provides for indemnification of Goldman, Sachs & Co. or, in lieu thereof, contribution by the Registrant, under certain circumstances. Copies of the Administration Agreement was filed as Exhibit 17(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A.

A mutual fund and trustee and officer liability policy purchased jointly by the Registrant and other investment companies advised and/or distributed by Goldman, Sachs & Co. insures such persons and their respective Trustees, partners, officers and employees, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
          ----------------------------------------------------

The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time since June 1, 1990, as well as the capacity in which such person was connected.

                            Name and Principal         Connection
Name and Position            Business Address             with
with Investment Adviser      of Other Company         Other Company
-------------------------  --------------------       -------------

Dolores E. Cross           Northern Trust Corp-       Director
                           oration

                           Chicago State              President
                           University
                           95th Street at
                           King Drive
                           Chicago, IL 60643

John R. Goodwin            None
Vice President

Robert S. Hamada           The University             Edward Eagle
Director                   of Chicago                 Brown
                           Graduate School of         Distinguished
                           Business                   Service
                           1101 East 58th Street      Professor of
                           Chicago, IL  60637         Finance and
                                                      Dean

                           Northern Trust             Director
                           Corporation
                           50 S. LaSalle Street
                           Chicago, IL  60675

                           A.M. Castle & Co.          Director
                           3400 North Wolf Road
                           Franklin Park, IL  60131

                           Chicago Board of Trade     Director
                           141 West Jackson
                           Boulevard
                           Chicago, IL  60604

Barry G. Hastings          Northern Trust             President &
President, Chief           Corporation                Chief Operating
Operating Officer &        50 S. LaSalle Street       Officer &
Director & Former          Chicago, IL 60675          Director
Vice Chairman and
Senior                     Northern Trust             Director
Executive Vice             Securities, Inc.
President                  50 S. LaSalle Street
                           Chicago, IL  60675

                           Northern Trust of          Director
                           California Corporation
                           355 S. Grand Avenue
                           Los Angeles, CA  90017

                           Name and Principal        Connection
Name and Position          Business Address          with
with Investment Adviser    of Other Company          Other Company
-------------------------  ------------------------  ---------------

Barry G. Hastings          Northern Trust            Chairman
(cont'd)                   of Florida                of the Board
                           Corporation               & Director
                           700 Brickell Avenue
                           Miami, FL  33131

                           Nortrust Realty           Director
                           Management, Inc.
                           50 South LaSalle Street
                           Chicago, IL  60675

Robert A. Helman           Mayer, Brown & Platt      Partner
Director                   190 S. LaSalle Street
                           Chicago, IL  60603

                           Northern Trust            Director
                           Corporation
                           50 S. LaSalle Street
                           Chicago, IL  60675

                           Chicago Stock Exchange    Governor
                           One Financial Plaza
                           440 S. LaSalle St.
                           Chicago, Il 60605

                           The Horsham               Director
                           Corporation
                           24 Hazelton Avenue
                           Toronto, Ontario,
                           Canada
                           M5R 2E2

                           Alberta Natural Gas       Director
                           Company, Ltd.
                           2900, 240 Fourth
                           Ave., N.W.
                           Calgary, Alberta
                           Canada T2P 4L7

                           Brambles USA, Inc.        Director
                           400 N. Michigan Avenue
                           Chicago, IL  60611

Arthur L. Kelly            KEL Enterprises Ltd.      Managing
Director                   135 S. LaSalle Street     Partner
                           Chicago, IL  60603

Name and Principal                                  Connection
Name and Position          Business Address         with
with Investment Adviser    of Other Company         Other Company
-----------------------    ----------------         ------------

Arthur L. Kelly            Bayerische Motoren       Director
(cont'd)                   Werke
                           (BMW) A.G. BMW Haus
                           Petuelring 130
                           Postfach 40 02 40
                           D-8000
                           Munich 40 Germany

                           Deere & Company          Director
                           John Deere Rd.
                           Moline, IL 61265

                           Northern Trust           Director
                           Corporation
                           50 S. LaSalle Street
                           Chicago, IL  60675

                           Nalco Chemical           Director
                           Company
                           One Nalco Center
                           Naperville, IL
                           60563-1198

                           Snap-on Incorporated     Director
                           2801 80th Street
                           Kenosha, WI  53140

                           Tejas Gas Corporation    Director
                           1301 McKinney St.
                           Houston, TX  77010

Robert D. Krebs            Santa Fe Pacific         Former Chairman,
Director                   Corporation              President
                           1700 E. Golf Road        and Chief
                           Schaumburg, IL           Executive
                           60173-5860               Officer &
                                                    Director

Name and Principal                                  Connection
Name and Position          Business Address         with
with Investment Adviser    of Other Company         Other Company
-----------------------    ----------------         ---------------

Robert D. Krebs            Burlington Northern      President and
(cont'd)                   Santa Fe Corporation     Chief Executive
                           PO Box 961052            Officer &
                           Fort Worth, TX           Director
                           76101-0052

                           Burlington Northern      Director
                           Inc
                           777 Main Street
                           Fort Worth, TX  76102

                           Burlington Northern      Director
                           Railroad Company
                           777 Main Street
                           Fort Worth, TX  76102

                           Santa Fe Pacific         Director
                           Pipelines, Inc.
                           888 S. Figueroa Street
                           Los Angeles, CA 90017

                           Northern Trust           Director
                           Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           Phelps Dodge             Director
                           Corporation
                           2600 North Central
                           Avenue
                           Phoenix, AZ
                           85004-3014

                           Santa Fe Energy          Director
                           Resources, Inc.
                           1616 South Voss Road
                           Houston, TX  77057

                           Santa Fe Pacific         Director
                           Gold Corporation
                           P.O. Box 27019
                           Albuquerque, NM 87125

                           Santa Fe Pacific         Director
                           Gold Corporation
                           6200 Uptown Blvd.
                           Albuquerque, NM 87110

Name and Principal                                  Connection
Name and Position            Business Address          with
with Investment Adviser      of Other Company      Other Company
-------------------------  ---------------------  ---------------

Frederick A. Krehbiel      Molex Incorporated     Chairman and
Director                   2222 Wellington Court  Chief Executive
                           Lisle, IL 60532-1682   Officer, Former
                                                  Vice Chairman

                           Northern Trust         Director
                           Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           Nalco Chemical Company Director
                           One Nalco Center
                           Naperville, IL
                           60563-1198

                           Tellabs, Inc.          Director
                           4951 Indiana Avenue
                           Lisle, IL  60532

Roger W. Kushla            The Northern Trust     Director
Senior Vice President      Company of New York
                           80 Broad Street
                           19th Floor
                           New York, NY  10004

Robert A. LaFleur          None
Senior Vice President

Thomas L. Mallman          None
Senior Vice President

James J. Mitchell, III     The Northern Trust     Director
Executive Vice             Company of New York
President                  80 Broad Street
                           19th Floor
                           New York, NY  10004

William G. Mitchell        Northern Trust         Director
Director                   Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           The Interlake          Director
                           Corporation
                           7701 Harger Road
                           Oak Brook, IL
                           60521-1488

Name and Principal                                             Connection
Name and Position           Business Address                   with
with Investment Adviser     of Other Company                   Other Company
-----------------------     ----------------                   ---------------

William G. Mitchell         Peoples Energy                     Director
(cont'd)                    Corporation
                            122 South Michigan
                            Avenue
                            Chicago, IL  60603

                            The Sherwin-Williams               Director
                            Company
                            101 Prospect Avenue, N.W.
                            Cleveland, OH  44115-1075

Edward J. Mooney            Nalco Chemical Company             Chairman, Chief
Director                    Are Nalco Center                   Executive
                            Naperville, Il                     Officer,
                            60663-1198                         President &
                                                               Director

                            Morton International, Inc.         Director
                            100 North Riverside Plaza
                            Chicago, Il 60605

William A. Osborn           Northern Trust                     Director
Chairman and                Corporation, Inc.
Chief Executive             50 S. LaSalle Street
Officer                     Chicago, IL  60675
Former President
and Chief Operating         Northern Trust of                  Director
Officer & Former Senior     California Corporation             and Former
Executive Vice              355 S. Grand Avenue                Chairman of
President                   Los Angeles, CA  90017             the Board

                            Nortrust Realty                    Director
                            Management Inc.
                            50 S. LaSalle St.
                            Chicago, IL  60675

                            Northern Futures                   Director
                            Corporation
                            50 South LaSalle Street
                            Chicago, IL  60675

                                                        Name and
Principal                                              Connection
Name and Position             Business Address            with
with Investment Adviser       of Other Company       Other Company
-------------------------  -----------------------  ----------------

Sheila A. Penrose          Northern Trust Global    Director
Executive Vice             Advisors, Inc.
President                  29 Federal Street
                           Stamford, CT  06901

Perry R. Pero              Northern Futures         Director
Senior Executive Vice      Corporation
Vice President,            50 South LaSalle Street
Chief Financial            Chicago,  IL  60675
Officer and
Cashier                    Northern Investment      Former Chairman,
                           Corporation              President
                           50 South LaSalle Street  and Director
                           Chicago IL  60675        Former Treasurer

                           Northern Trust Global    Director
                           Advisors, Inc.
                           29 Federal Street
                           Stamford, CT  06901

                           Northern Trust           Director
                           Securities, Inc.
                           50 South LaSalle Street
                           Chicago, IL  60675

                           Nortrust Realty          Director
                           Management, Inc.
                           50 South LaSalle Street
                           Chicago, IL 60675

Peter L. Rossiter          Schiff, Hardin           Former
Executive Vice             & Waite                  Partner
President, General         7200 Sears Tower
Counsel and Secretary      Chicago, IL  60606

                           Tanglewood Bancshares    Former Vice
                           Inc                      President and
                           600 Bering Dr.           Director
                           Houston, TX  77057

                           Consolidated             Director
                           Communications Inc.
                           Illinois Consolidated
                           Telephone Company
                           121 S. 17th St.
                           Mattoon, IL 61938

                                                     Name and
Principal                                            Business Address
Name and Position                                    Connection
with Investment Adviser    of Other Company          Other Company
-----------------------    ----------------          -------------

Peter L. Rossiter          Northern Trust            Executive
(cont'd)                   Corporation               Vice
                           50 South LaSalle          President,
                           Street                    General
                           Chicago, IL  60675        Counsel and
                                                     Secretary

Harold B. Smith            Illinois Tool             Chairman of
Director                   Works Inc.                the Executive
                           3600 West Lake            Committee
                           Avenue                    and a
                           Glenview, IL              Director
                           60025-5811

                           Northern Trust            Director
                           Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           W. W. Grainger, Inc.      Director
                           5500 West Howard Street
                           Skokie, IL  60077

                           Northwestern Mutual       Trustee
                           Life Insurance Co.
                           720 East Wisconsin Avenue
                           Milwaukee, WI  53202

William D. Smithburg       The Quaker Oats           Chairman,
Director                   Company                   President and
                           321 North Clark Street    Chief Executive
                           Chicago, IL  60610        Officer
                                                     and Director

                           Northern Trust            Director
                           Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           Abbott Laboratories       Director
                           One Abbott Park Road
                           Abbott Park, IL
                           60064-3500

                           Corning Incorporated      Director
                           Corning, NY  14831

Principal                                            Name and
Name and Position          Business Address          Connection
with Investment Adviser    of Other Company          Other Company
-----------------------    ----------------          -------------

William D. Smithburg       Prime Capital             Director
(cont'd)                   Corporation
                           P.O. Box 8460
                           Rolling Meadows,
                           IL  60008

James M. Snyder            None
Senior Vice
President

Bide L. Thomas             Commonwealth Edison       Former
                           Company                   President
                           One First National        and a
                           Plaza                     Former
                           Chicago, IL  60603        Director

                           MYR Group Inc.            Director
                           *(formerly L.E. Myers
                           Company)
                           2550 W. Golf Rd.
                           Rolling Meadows, IL 60008

                           Northern Trust            Director
                           Corporation
                           50 South LaSalle Street
                           Chicago, IL  60675

                           R. R. Donnelley           Director
                           & Sons Company
                           77 West Wacker Drive
                           Chicago, IL  60601

                           * Name change

ITEM 29.  PRINCIPAL UNDERWRITERS
          ----------------------

(a) Goldman, Sachs & Co., or an affiliate or a division thereof, currently serves as investment adviser and distributor of the units or shares of Goldman Sachs Money Market Trust, Goldman Sachs Trust, Goldman Sachs Equity Portfolios, Inc. and Trust for Credit Unions. Goldman, Sachs & Co., or a division thereof, currently serves as administrator and distributor for The Benchmark Funds and The Commerce Funds.

(b) Set forth below is certain information pertaining to the executive committee of Goldman, Sachs & Co., Registrant's principal underwriter. None of the members of the executive committee hold positions or offices with the Registrant.

                       GOLDMAN SACHS EXECUTIVE COMMITTEE

     Name and Principal
     Business Address                      Position
     ----------------                      --------

     Jon S. Corzine (1)               Chief Executive Officer
     Robert J. Hurst (1)              Managing Director
     Henry M. Paulson, Jr.(1)         Chief Operating Officer
     John A. Thain (1)(3)             Chief Financial Officer
     John L. Thornton (3)             Managing Director
     Roy J. Zuckerberg (2)            Managing Director
     ______________________

(1)  85 Broad Street, New York, NY  10004
(2)  One New York Plaza, New York, NY 10004
(3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB,
     England

 (c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

     The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Goldman, Sachs & Co., Goldman Sachs Asset Management, 85 Broad Street, New York, New York, 10004. Records relating to Goldman, Sachs & Co.'s functions as distributor and administrator for the Registrant are located at the same address. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675.


ITEM 31.  MANAGEMENT SERVICES
          -------------------

Not Applicable.


ITEM 32.  UNDERTAKINGS
          ------------

(a) The Annual Report will contain certain performance information and is available to any recipient of the Prospectuses upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

(b) The Registrant undertakes to file a post-effective amendment with respect to the International Equity Index Portfolio within four to six months from the effective date of the Post-Effective Amendment to the Registrant's Registration Statement relating to shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 33 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 27th day of March 1997.

THE BENCHMARK FUNDS

By:______________________________
     Michael J. Richman
     Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Name                  Title        Date
            ----                  -----        ----

          PAUL W. KLUG   *      President     March 27, 1997
      ---------------------
          Paul W. Klug



        SCOTT M. GILMAN *       Treasurer     March 27, 1997
     ---------------------
        Scott M. Gilman



      WILLIAM H. SPRINGER *     Trustee       March 27, 1997
      ---------------------
      William H. Springer



      JAMES J. GAVIN, JR.*      Trustee       March 27, 1997
    -----------------------
      James J. Gavin, Jr.



 FREDERICK T. KELSEY *          Trustee       March 27, 1997
 ----------------------
  Frederick T. Kelsey



          EDWARD J.CONDON *     Trustee       March 27, 1997
      ---------------------
      Edward J. Condon


         JOHN W. ENGLISH *      Trustee       March 27, 1997
      --------------------
      John W. English

    RICHARD P. STRUBEL *        Trustee       March 27, 1997
   ---------------------
   Richard P. Strubel



*By:                                          March 27, 1997
------------------------------
          Michael J. Richman,
          Attorney-in-fact